UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Government Money Market Fund Annual Report August 31, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/17	% of fund's investments 2/28/17	% of fund's investments 8/31/16
1 - 7	44.7	37.5	29.9
8 - 30	28.3	22.7	19.8
31 - 60	7.9	13.8	19.2
61 - 90	10.2	14.8	16.4
91 - 180	8.5	10.4	14.7
> 180	0.4	0.8	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
U.S. Treasury Debt	10.2%
U.S. Government Agency Debt	52.1%
Repurchase Agreements	40.7%
Net Other Assets (Liabilities)*	(3.0)%

As of February 28, 2017
U.S. Treasury Debt	11.9%
Variable Rate Demand Notes (VRDN)	0.6%
U.S. Government Agency Debt	48.5%
Repurchase Agreements	29.9%
Net Other Assets (Liabilities)	9.1%

* Net Other Assets (Liabilities) are not included in the pie chart.

Current And Historical 7-Day Yields

	8/31/17	5/31/17	2/28/17	11/30/16	8/31/16
Fidelity® Series Government Money Market Fund	1.07%	0.67%	0.46%	0.31%	0.27%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017

Showing Percentage of Net Assets

U.S. Treasury Debt - 10.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 10.2%
U.S. Treasury Bills
9/28/17 to 3/1/18	0.90 to 1.15%	$623,000,000	$620,965,889
U.S. Treasury Notes
10/31/17 to 4/30/19	0.74 to 1.19 (b)	238,000,000	238,080,997
TOTAL U.S. TREASURY DEBT
(Cost $859,046,886)			859,046,886

U.S. Government Agency Debt - 52.1%
Federal Agencies - 52.1%
Fannie Mae
9/8/17 to 1/11/18	0.78 to 1.28 (b)	28,000,000	28,001,196
Federal Farm Credit Bank
1/8/18	1.25 (b)(c)	2,000,000	2,001,322
Federal Home Loan Bank
9/1/17 to 1/22/19	0.80 to 1.31 (b)	4,347,411,000	4,344,982,776
Freddie Mac
1/12/18	1.27 (b)(c)	25,000,000	25,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,399,985,294)			4,399,985,294

U.S. Government Agency Repurchase Agreement - 16.1%
	Maturity Amount	Value
In a joint trading account at 1.08% dated 8/31/17 due 9/1/17 (Collateralized by U.S. Government Obligations) #	$649,860,517	$649,841,000
With:
BNP Paribas, S.A. at:
1.1%, dated:
8/22/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,167,011, 0.00% - 6.75%, 5/15/18 - 6/20/47)	6,016,500	6,000,000
8/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,171,677, 0.00% - 6.75%, 9/14/17 - 8/20/47)	6,017,233	6,000,000
1.11%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,533,160, 0.00% - 6.08%, 10/4/17 - 6/20/47)	25,070,917	25,000,000
1.12%, dated 8/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $26,726,003, 0.00% - 7.13%, 3/31/18 - 6/20/47)	26,097,067	26,000,000
1.13%, dated 6/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,132,723, 0.00% - 6.75%, 2/1/18 - 8/20/47)	6,022,600	6,000,000
Citibank NA at:
1.04%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $6,139,783, 0.13% - 8.75%, 11/30/17 - 8/15/46)	6,001,213	6,000,000
1.05%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $38,034,163, 0.00% - 8.75%, 11/30/17 - 8/20/47)	37,007,554	37,000,000
ING Financial Markets LLC at:
1.04%, dated 6/1/17 due 9/1/17 (Collateralized by U.S. Government Obligations valued at $9,205,735, 4.00%, 2/20/46)	9,023,920	9,000,000
1.09%, dated:
8/2/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $16,334,568, 2.50% - 3.00%, 8/20/43 - 5/20/45)	16,043,116	16,000,000
8/3/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $13,272,605, 2.38% - 4.00%, 2/20/40 - 10/20/45)	13,035,425	13,000,000
8/4/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $8,169,024, 4.00%, 2/20/46 - 7/20/47)	8,021,800	8,000,000
8/7/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $15,311,217, 2.38% - 3.00%, 2/20/40 - 5/20/45)	15,039,967	15,000,000
8/14/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $13,268,571, 2.38% - 4.00%, 2/20/40 - 10/20/45)	13,035,819	13,000,000
8/15/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $8,168,580, 4.00%, 2/20/46 - 7/20/47)	8,022,042	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 8/11/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $38,783,967, 3.50% - 4.00%, 3/1/42 - 9/1/45)	38,068,252	38,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.05%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Government Obligations valued at $35,701,042, 3.50%, 8/1/42)	35,001,021	35,000,000
1.07%, dated:
8/9/17 due 10/11/17 (Collateralized by U.S. Government Obligations valued at $6,124,184, 2.27% - 4.50%, 3/1/24 - 9/1/47)	6,011,235	6,000,000
8/18/17 due 10/17/17 (Collateralized by U.S. Government Obligations valued at $16,326,791, 2.63% - 3.60%, 3/1/24 - 7/1/47)	16,028,533	16,000,000
8/28/17 due:
10/25/17 (Collateralized by U.S. Government Obligations valued at $16,321,940, 2.38% - 4.00%, 12/1/23 - 6/1/47)	16,027,582	16,000,000
10/27/17 (Collateralized by U.S. Government Obligations valued at $14,281,698, 2.33% - 3.64%, 3/1/24 - 9/1/47)	14,024,967	14,000,000
1.08%, dated:
8/7/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $22,456,830, 2.50% - 5.19%, 11/1/23 - 7/1/47)	22,039,600	22,000,000
8/8/17 due 10/10/17 (Collateralized by U.S. Government Obligations valued at $18,373,219, 1.25% - 4.00%, 1/16/19 - 8/20/47)	18,034,020	18,000,000
Natixis SA at 1.08%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $12,240,371, 1.38% - 3.13%, 5/15/21 - 5/15/25)	12,000,360	12,000,000
Nomura Securities International, Inc. at 1.05%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $72,426,337, 3.00% - 7.80%, 11/17/20 - 5/1/56)	71,014,496	71,000,000
RBC Capital Markets Corp. at:
1.06%, dated 6/12/17 due 9/11/17 (Collateralized by U.S. Government Obligations valued at $12,279,386, 1.58% - 7.00%, 10/1/23 - 8/20/47)	12,032,153	12,000,000
1.09%, dated:
7/21/17 due 10/19/17 (Collateralized by U.S. Government Obligations valued at $13,276,863, 2.24% - 7.00%, 5/1/18 - 8/20/47)	13,035,425	13,000,000
8/10/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $17,354,129, 1.58% - 5.50%, 10/1/23 - 8/20/47)	17,046,325	17,000,000
8/14/17 due 11/13/17 (Collateralized by U.S. Government Obligations valued at $9,185,407, 1.36% - 5.50%, 12/1/25 - 8/20/47)	9,024,798	9,000,000
1.1%, dated 7/6/17 due 10/4/17 (Collateralized by U.S. Government Obligations valued at $13,283,137, 3.00% - 5.50%, 10/1/23 - 8/20/47)	13,035,750	13,000,000
RBC Dominion Securities at:
1.04%, dated:
7/27/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $12,252,799, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,013,867	12,000,000
7/28/17 due 9/6/17 (Collateralized by U.S. Government Obligations valued at $12,252,454, 1.75% - 3.50%, 6/30/22 - 5/20/47)	12,013,867	12,000,000
1.05%, dated:
8/3/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,250,365, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,012,600	12,000,000
8/4/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,250,062, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,013,300	12,000,000
1.07%, dated:
7/7/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,282,158, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,034,775	13,000,000
7/10/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,280,977, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,035,548	13,000,000
7/11/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,129,542, 1.75% - 2.13%, 6/30/22 - 5/15/25)	6,016,407	6,000,000
7/19/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,277,431, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,035,934	13,000,000
1.08%, dated:
7/13/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,279,975, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,037,830	13,000,000
7/17/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,278,384, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,036,660	13,000,000
7/20/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,277,191, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,037,440	13,000,000
7/21/17 due 9/7/17:
(Collateralized by U.S. Government Obligations valued at $13,276,794, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,037,440	13,000,000
(Collateralized by U.S. Government Obligations valued at $13,276,794, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,037,830	13,000,000
1.09%, dated 7/24/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,275,740, 1.75% - 3.50%, 6/30/22 - 5/20/47)	13,038,574	13,000,000
RBC Financial Group at:
1.07%, dated 8/14/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $6,172,407, 3.00% - 4.50%, 3/1/27 - 9/1/46)	6,011,235	6,000,000
1.09%, dated:
8/14/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $6,123,336, 3.50% - 4.50%, 12/15/40 - 9/1/46)	6,016,713	6,000,000
8/15/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $13,396,384, 3.12% - 4.00%, 3/1/27 - 9/1/46)	13,036,212	13,000,000
8/16/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $9,184,447, 4.00% - 5.00%, 1/1/41 - 6/1/47)	9,025,070	9,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,360,841,000)		1,360,841,000

U.S. Treasury Repurchase Agreement - 24.6%
With:
Barclays Capital, Inc. at 1.08%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $44,881,440, 0.00% - 1.88%, 11/9/17 - 7/31/23)	44,001,320	44,000,000
BMO Capital Markets Corp. at 1.07%, dated 8/29/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,159,443, 1.50%, 8/15/26)	6,016,763	6,000,000
BMO Harris Bank NA at:
1.03%, dated 7/20/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,510,273, 3.00%, 5/15/45)	9,013,905	9,000,000
1.04%, dated:
7/6/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,436,269, 1.25%, 10/31/21)	11,019,384	11,000,000
7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,348,583, 0.00% - 3.75%, 9/7/17 - 11/15/46)	12,023,227	12,000,000
1.05%, dated 7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,405,765, 2.00%, 10/31/21)	12,023,450	12,000,000
1.06%, dated:
7/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,459,846, 3.13%, 2/15/43)	12,032,153	12,000,000
7/13/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,300,718, 0.00% - 5.25%, 9/7/17 - 8/15/47)	12,029,680	12,000,000
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,461,793, 2.75%, 11/15/23)	12,027,207	12,000,000
8/3/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,402,539, 1.38%, 6/30/18)	12,031,447	12,000,000
8/9/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $17,351,913, 1.13% - 2.88%, 1/31/19 - 11/15/46)	17,046,552	17,000,000
8/10/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,309,166, 1.63% - 3.75%, 7/31/20 - 2/15/46)	12,031,800	12,000,000
8/17/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,289,935, 3.63%, 2/15/20)	11,028,826	11,000,000
1.07%, dated:
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,466,651, 2.50%, 2/15/45)	12,030,317	12,000,000
7/26/17 due 9/7/17:
(Collateralized by U.S. Treasury Obligations valued at $12,322,153, 2.00%, 2/15/22)	12,030,317	12,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,131,029, 0.00% - 2.88%, 9/14/17 - 11/15/46)	6,016,050	6,000,000
7/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,127,574, 1.38% - 3.00%, 3/31/20 - 8/15/47)	6,016,228	6,000,000
7/28/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,410,379, 2.50%, 5/15/24)	11,028,771	11,000,000
9/1/17 due 9/7/17(d)	6,018,190	6,000,000
1.08%, dated 8/4/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $7,146,834, 1.00% - 3.75%, 7/31/18 - 11/15/46)	7,021,630	7,000,000
BNP Paribas, S.A. at:
1%, dated:
5/26/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $24,546,648, 1.14% - 2.50%, 4/30/19 - 5/15/46)	24,078,667	24,000,000
6/2/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $17,383,840, 1.88% - 3.75%, 11/15/18 - 8/31/24)	17,044,861	17,000,000
1.04%, dated 6/9/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,515,568, 0.00% - 8.75%, 9/14/17 - 8/15/46)	22,057,200	22,000,000
1.05%, dated:
6/12/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $46,374,715, 1.21% - 2.88%, 1/31/19 - 8/15/45)	45,119,438	45,000,000
8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $44,881,342, 0.00% - 2.13%, 10/12/17 - 11/15/26)	44,019,250	44,000,000
1.06%, dated 6/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $46,005,459, 2.25% - 5.50%, 11/15/25 - 2/15/37)	45,119,250	45,000,000
1.07%, dated 6/22/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $34,893,805, 0.00% - 5.38%, 9/14/17 - 2/15/46)	34,090,950	34,000,000
1.08%, dated:
7/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,256,593, 1.14% - 3.88%, 4/30/19 - 8/15/42)	12,032,400	12,000,000
8/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $24,498,368, 0.00% - 5.38%, 9/14/17 - 8/15/42)	24,065,520	24,000,000
8/8/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,707,059, 2.50%, 2/15/46)	23,062,790	23,000,000
8/11/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $47,083,485, 1.75% - 4.38%, 5/31/22 - 8/15/46)	46,125,580	46,000,000
1.09%, dated:
8/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,522,622, 2.13% - 3.75%, 11/15/18 - 2/15/46)	23,065,461	23,000,000
8/30/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,501,580, 1.75% - 4.38%, 5/31/22 - 11/15/39)	25,069,639	25,000,000
8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,490,118, 0.00% - 6.88%, 1/4/18 - 2/15/46)	23,064,068	23,000,000
1.1%, dated:
7/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,256,854, 1.63% - 2.75%, 4/30/23 - 8/15/42)	12,041,067	12,000,000
8/14/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $71,715,543, 1.75% - 5.50%, 5/31/22 - 2/15/46)	70,156,300	69,900,000
8/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,491,486, 2.00% - 4.75%, 11/15/18 - 8/15/46)	23,084,333	23,000,000
1.11%, dated 8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $11,221,486, 1.75% - 2.50%, 5/31/22 - 5/15/46)	11,031,203	11,000,000
1.12%, dated:
6/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,265,192, 1.14% - 2.75%, 4/30/19 - 8/15/42)	12,044,800	12,000,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $12,254,915, 0.00% - 2.75%, 9/14/17 - 2/15/46)	12,040,320	12,000,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $12,254,519, 0.00% - 8.75%, 9/14/17 - 11/15/26)	12,039,947	12,000,000
1.13%, dated 6/29/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,264,683, 1.38% - 2.50%, 12/31/22 - 2/15/46)	12,045,200	12,000,000
1.14%, dated 7/6/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,502,404, 0.00% - 8.75%, 2/8/18 - 8/15/42)	23,087,400	23,000,000
Commerz Markets LLC at:
1.09%, dated 8/30/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,320,570, 2.13%, 5/15/25)	16,003,391	16,000,000
1.11%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $121,382,290, 2.00%, 6/30/24)	119,003,669	119,000,000
1.14%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $33,664,025, 2.13%, 5/15/25)	33,007,315	33,000,000
Credit AG at 1.04%, dated 8/25/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,222,333, 1.88%, 8/31/22)	11,002,224	11,000,000
Deutsche Bank Securities, Inc. at:
1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $33,661,044, 2.00%, 12/31/21)	33,000,999	33,000,000
1.1%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $49,981,578, 2.00%, 12/31/21)	49,010,481	49,000,000
Federal Reserve Bank of New York at 1%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $58,001,724, 8.00%, 11/15/21)	58,001,611	58,000,000
Lloyds Bank PLC at:
1.15%, dated 7/14/17 due 9/12/17 (Collateralized by U.S. Treasury Obligations valued at $45,968,888, 1.13% - 2.00%, 2/28/19 - 8/15/25)	45,086,250	45,000,000
1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $9,264,562, 3.50%, 5/15/20)	9,026,680	9,000,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $11,245,995, 2.13%, 12/31/21)	11,031,900	11,000,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $11,247,890, 1.00%, 11/15/19)	11,031,900	11,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.03%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,084, 0.88%, 1/15/18)	1,000,029	1,000,000
1.05%, dated 8/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $6,160,147, 2.25% - 8.88%, 2/15/19 - 2/15/45)	6,005,425	6,000,000
Mizuho Securities U.S.A., Inc. at 1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $22,641,381, 2.25%, 3/31/21)	22,000,666	22,000,000
MUFG Securities EMEA PLC at:
1.02%, dated 6/6/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,137,454, 1.75%, 2/28/22)	6,015,640	6,000,000
1.05%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $31,889,811, 1.63%, 5/15/26)	31,009,946	31,000,000
1.07%, dated 8/18/17 due:
9/5/17 (Collateralized by U.S. Treasury Obligations valued at $33,705,036, 1.63% - 2.00%, 4/30/23 - 2/15/25)	33,017,655	33,000,000
9/7/17 (Collateralized by U.S. Treasury Obligations valued at $33,825,232, 2.13% - 2.63%, 11/15/20 - 12/31/22)	33,019,617	33,000,000
1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,217,232, 1.38% - 2.00%, 9/30/18 - 11/15/26)	7,000,212	7,000,000
1.1%, dated:
8/28/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $5,162,899, 1.25%, 3/31/21)	5,014,056	5,000,000
8/29/17 due 9/7/17:
(Collateralized by U.S. Treasury Obligations valued at $6,258,855, 3.00%, 11/15/45)	6,007,700	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,103,861, 2.88%, 11/15/46)	2,002,628	2,000,000
Natixis SA at 1.07%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $108,123,276, 1.13% - 8.75%, 8/15/20 - 8/15/26)	106,003,151	106,000,000
Nomura Securities International, Inc. at:
1.04%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $57,386,078, 1.14% - 6.00%, 4/30/19 - 8/15/45)	56,011,324	56,000,000
1.1%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $167,285,201, 0.00% - 2.13%, 2/15/18 - 8/15/26)	164,035,078	164,000,000
Norinchukin Bank at:
1.13%, dated 7/25/17 due 9/25/17 (Collateralized by U.S. Treasury Obligations valued at $6,129,071, 1.63%, 8/31/19)	6,011,677	6,000,000
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $6,124,043, 1.63%, 8/31/19)	6,016,240	6,000,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $6,124,043, 1.63%, 8/31/19)	6,015,467	6,000,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $6,124,043, 1.63%, 8/31/19)	6,016,240	6,000,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $11,222,384, 1.63%, 8/31/19)	11,029,773	11,000,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $13,263,732, 1.63%, 8/31/19)	13,034,349	13,000,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $6,129,071, 1.63%, 8/31/19)	6,017,940	6,000,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,134,099, 1.63%, 8/31/19)	6,019,200	6,000,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $3,087,286, 1.13% - 8.88%, 2/15/19 - 11/15/46)	3,008,100	3,000,000
RBC Dominion Securities at:
1.04%, dated:
8/1/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,250,973, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,012,827	12,000,000
8/4/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,229,079, 1.75% - 2.13%, 6/30/22 - 5/15/25)	11,012,393	11,000,000
8/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $11,228,166, 1.75% - 2.13%, 6/30/22 - 5/15/25)	11,011,758	11,000,000
1.07%, dated:
7/20/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,255,739, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,033,883	12,000,000
7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,254,218, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,033,883	12,000,000
1.08%, dated 7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $12,254,015, 1.75% - 2.13%, 6/30/22 - 5/15/25)	12,035,280	12,000,000
RBS Securities, Inc. at:
1.04%, dated 8/30/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $25,751,673, 3.88%, 8/15/40)	25,005,056	25,000,000
1.07%, dated 8/31/17 due:
9/1/17 (Collateralized by U.S. Treasury Obligations valued at $5,108,677, 3.50% - 4.38%, 2/15/18 - 11/15/39)	5,000,149	5,000,000
9/7/17 (Collateralized by U.S. Treasury Obligations valued at $25,543,463, 1.00% - 3.88%, 12/31/17 - 8/15/40)	25,005,201	25,000,000
Societe Generale at:
1.06%, dated:
7/12/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,476,142, 1.38% - 3.38%, 10/31/20 - 8/15/47)	22,039,514	22,000,000
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $46,365,748, 1.13% - 8.13%, 10/31/19 - 8/15/47)	45,082,150	45,000,000
1.07%, dated 8/14/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $22,510,728, 1.38% - 3.38%, 5/31/22 - 8/15/47)	22,020,271	22,000,000
1.09%, dated:
7/5/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,731,686, 2.50%, 2/15/46)	23,064,068	23,000,000
7/6/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,543,277, 1.38% - 9.13%, 5/15/18 - 8/15/44)	23,064,068	23,000,000
7/13/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,498,651, 1.38% - 3.38%, 5/31/20 - 2/15/46)	23,062,675	23,000,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $20,408,963, 1.38% - 3.75%, 5/31/20 - 11/15/43)	20,057,444	20,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,074,900,000)		2,074,900,000
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $8,694,773,180)		8,694,773,180
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(250,102,122)
NET ASSETS - 100%		$8,444,671,058

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$649,841,000 due 9/01/17 at 1.08%
BNP Paribas, S.A.	$38,184,419
BNY Mellon Capital Markets LLC	7,153,480
Bank of America NA	107,516,809
Bank of Nova Scotia	26,145,971
Citibank NA	55,403,705
Credit Agricole CIB New York Branch	59,051,980
Credit Suisse Securities (USA) LLC	22,853,617
HSBC Securities (USA), Inc.	35,767,402
J.P. Morgan Securities, Inc.	55,081,798
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,421,699
Mizuho Securities USA, Inc.	55,332,170
Wells Fargo Securities LLC	167,927,950
$649,841,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $3,435,741,000) — See accompanying schedule: Unaffiliated issuers (cost $8,694,773,180)		$8,694,773,180
Cash		530
Receivable for investments sold		12,928,361
Receivable for fund shares sold		10,994,431
Interest receivable		4,452,844
Total assets		8,723,149,346
Liabilities
Payable for investments purchased	$274,207,941
Payable for fund shares redeemed	3,359,328
Distributions payable	522,283
Other payables and accrued expenses	388,736
Total liabilities		278,478,288
Net Assets		$8,444,671,058
Net Assets consist of:
Paid in capital		$8,444,650,630
Accumulated undistributed net realized gain (loss) on investments		20,428
Net Assets		$8,444,671,058
Series Government Money Market:
Net Asset Value, offering price and redemption price per share ($8,444,671,058 ÷ 8,444,650,629 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$49,273,793
Expenses
Management fee	$6,689,483
Transfer agent fees	671,332
Accounting fees and expenses	401,950
Custodian fees and expenses	80,566
Independent trustees' fees and expenses	25,503
Registration fees	389,973
Audit	36,038
Legal	11,895
Interest	14,986
Miscellaneous	22,224
Total expenses before reductions	8,343,950
Expense reductions	(1,633,696)	6,710,254
Net investment income (loss)		42,563,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,288
Total net realized gain (loss)		20,288
Net increase in net assets resulting from operations		$42,583,827

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	For the period April 22, 2016 (commencement of operations) to August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,563,539	$3,429,408
Net realized gain (loss)	20,288	114
Net increase in net assets resulting from operations	42,583,827	3,429,522
Distributions to shareholders from net investment income	(42,563,532)	(3,429,389)
Share transactions - net increase (decrease)	3,479,036,547	4,965,614,083
Total increase (decrease) in net assets	3,479,056,842	4,965,614,216
Net Assets
Beginning of period	4,965,614,216	–
End of period	$8,444,671,058	$4,965,614,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Government Money Market Fund

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.001
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.006	.001
Distributions from net investment income	(.006)	(.001)
Total distributions	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.58%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	.13%	.20%F
Expenses net of fee waivers, if any	.10%	.14%F
Expenses net of all reductions	.10%	.14%F
Net investment income (loss)	.62%	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$8,444,671	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds advised by Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Government Money Market shares.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$8,694,773,180

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,429

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$42,563,532	$ 3,429,389

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $12,226,698 and the weighted average interest rate was .26% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .03% of average net assets for Series Government Money Market Fund. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Government Money Market	$671,332

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2020. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations(a)	Expense Limitations(b)	Reimbursement
Series Government Money Market	.014%	.14%	$1,120,632
Class F	.014%	.14%	510,075
			$1,630,707

 (a) Expense limitation effective June 1, 2017.

 (b) Expense limitation effective September 1, 2016.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,989.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017 (a)	Year ended August 31, 2016 (b)
From net investment income
Series Government Money Market	$20,544,990	$1,616,356
Class F	22,018,542	1,813,033
Total	$42,563,532	$3,429,389

 (a) All Class F Shares were redeemed by August 28, 2017.

 (b) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended August 31, 2017 (a)	Year ended August 31, 2016 (b)
Series Government Money Market
Shares sold	6,610,252,504	2,406,535,713
Reinvestment of distributions	20,022,707	1,615,813
Shares redeemed	(492,474,440)	(101,301,667)
Net increase (decrease)	6,137,800,771	2,306,849,859
Class F
Shares sold	2,397,527,880	2,725,374,828
Reinvestment of distributions	18,552,251	1,813,033
Shares redeemed	(5,074,844,355)	(68,423,637)
Net increase (decrease)	(2,658,764,224)	2,658,764,224

 (a) All Class F Shares were redeemed by August 28, 2017.

 (b) For the period April 22, 2016 (commencement of operations) to August 31, 2016.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Government Money Market Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 22, 2016 (commencement of operations) through August 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Government Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Series Government Money Market	.07%
Actual		$1,000.00	$1,004.00	$.35-C
Hypothetical-D		$1,000.00	$1,024.85	$.36-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $.00 and $.00, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 56.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GVM-ANN-1017
1.9878695.101

Fidelity Advisor® Short-Term Bond Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

August 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Short-Term Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	(0.69)%	0.73%	1.54%
Class M (incl. 1.50% sales charge)	(0.70)%	0.72%	1.54%
Class C (incl. contingent deferred sales charge)	(0.98)%	0.85%	1.61%
Class I	0.97%	1.07%	1.71%

 Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class M shares bear a 0.15% 12b-1 fee. The initial offering of Class M shares took place on July 12, 2016. Returns prior to July 12,2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class M's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2016. Returns prior to July 12, 2016, are those of Fidelity® Short-Term Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to July 12, 2016, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on July 12, 2016. Returns prior to July 12, 2016 are those of Fidelity® Short-Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Term Bond Fund - Class A on August 31, 2007, and the current 1.50% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$11,654	Fidelity Advisor® Short-Term Bond Fund - Class A
$12,410	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Portfolio Manager Rob Galusza:  I think we did fairly well for shareholders by keeping the fund positioned in sectors where we have high conviction. For the fiscal year ending August 31, 2017, the fund’s share classes returned about 0% to 1%. Most were roughly in line the 0.90% return of the benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. Spreads on corporate securities narrowed, driven in part by a strong technical backdrop. While the decline in spreads supported the performance of the corporate sector, it also made it more challenging to find attractive combinations of risk and return, particularly later in the period. In this environment, bond returns remained lackluster on an absolute basis, but the fund’s corporate holdings held up far better than Treasuries, which the fund underweighted. This positioning contributed to benchmark-relative performance. Within corporates, overweighting the bonds of financial institutions industrial companies added value. Conversely, picks in the energy and financials sectors hurt slightly. Positioning along the yield curve was another plus, as was the decision to hold asset-backed securities. However, not holding bonds of any sovereign governments slightly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 30, 2017, Julian Potenza joined Rob Galusza as a Co-Manager of the fund, succeeding Robin Foley.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.8%
AAA	16.8%
AA	3.1%
A	19.0%
BBB	28.3%
BB and Below	1.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.6%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	27.3%
AAA	18.4%
AA	3.8%
A	19.1%
BBB	27.2%
BB and Below	1.7%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	49.1%
U.S. Government and U.S. Government Agency Obligations	27.8%
Asset-Backed Securities	13.5%
CMOs and Other Mortgage Related Securities	3.8%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 13.4%

As of February 28, 2017*
Corporate Bonds	49.0%
U.S. Government and U.S. Government Agency Obligations	27.3%
Asset-Backed Securities	15.0%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.2%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.7%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 2.7%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,397
1.7% 2/22/19	6,267	6,270
2% 2/14/20	12,600	12,667
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	20,185
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,666
1.65% 3/2/18 (a)	7,774	7,777
1.65% 5/18/18 (a)	11,600	11,604
2.2% 5/5/20 (a)	15,650	15,690
2.3% 1/6/20 (a)	12,000	12,064
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,124
2.4% 4/10/18	13,827	13,878
2.4% 5/9/19	5,000	5,023
2.65% 4/13/20	8,943	9,017
3.15% 1/15/20	2,000	2,041
4.2% 3/1/21	6,000	6,318
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,293
Volkswagen International Finance NV 1.6% 11/20/17 (a)	7,444	7,441
		166,455
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,581
Media - 1.5%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	21,499
8.25% 8/10/18	4,320	4,571
CBS Corp. 2.3% 8/15/19	5,200	5,240
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,760
Comcast Corp. 6.3% 11/15/17	12,000	12,112
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,307
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,464
6.875% 6/15/18	9,300	9,662
		92,615

TOTAL CONSUMER DISCRETIONARY		261,651

CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,717
2.65% 2/1/21	22,878	23,308
		50,025
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,658
2.25% 12/5/18	5,000	5,032
		21,690
Food Products - 0.4%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,057
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (b)(c)	11,349	11,371
2.65% 8/15/19	6,460	6,545
		21,973
Tobacco - 2.1%
Bat Capital Corp. 2.297% 8/14/20 (a)	12,620	12,668
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 1.7556% 6/15/18 (a)(b)(c)	10,000	10,014
1.85% 6/15/18 (a)	30,000	30,003
2.75% 6/15/20 (a)	12,080	12,273
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,702
2.05% 7/20/18 (a)	25,710	25,721
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,931
1.875% 1/15/19	3,400	3,411
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,698
3.25% 6/12/20	7,781	8,017
		128,438

TOTAL CONSUMER STAPLES		222,126

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	449	452
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,104
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,887
		30,443
Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,154
1.674% 2/13/18	8,500	8,507
1.676% 5/3/19	3,128	3,128
2.315% 2/13/20	10,676	10,798
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,474
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,125
ConocoPhillips Co. 2.2% 5/15/20	2,000	2,014
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,473
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,697
2.55% 10/15/19	1,251	1,261
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,038
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	577
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,901
3.05% 12/1/19	9,592	9,745
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,661
Petro-Canada 6.05% 5/15/18	7,774	8,012
Petroleos Mexicanos 5.5% 2/4/19	6,500	6,789
Shell International Finance BV 2.125% 5/11/20	9,067	9,163
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,251
1.875% 1/12/18	12,481	12,486
3.125% 1/15/19	5,527	5,623
		154,418

TOTAL ENERGY		184,861

FINANCIALS - 24.6%
Banks - 13.8%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,328
Bank of America Corp.:
2.25% 4/21/20	5,084	5,108
2.369% 7/21/21 (b)	10,000	10,027
2.6% 1/15/19	20,519	20,723
2.625% 10/19/20	22,200	22,509
2.65% 4/1/19	8,000	8,095
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.7% 3/5/18 (a)	9,024	9,029
Barclays PLC:
2% 3/16/18	6,150	6,156
2.75% 11/8/19	14,000	14,169
3.25% 1/12/21	6,858	7,009
BNP Paribas SA 2.7% 8/20/18	12,311	12,438
BPCE SA 2.5% 12/10/18	18,000	18,169
Capital One NA:
2.35% 8/17/18	10,500	10,552
2.35% 1/31/20	15,650	15,707
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,280
2.05% 6/7/19	31,921	31,988
2.15% 7/30/18	5,750	5,770
2.45% 1/10/20	10,150	10,249
2.5% 9/26/18	12,200	12,290
2.5% 7/29/19	8,367	8,455
2.75% 4/25/22	10,000	10,090
Citizens Bank NA:
2.25% 3/2/20	12,000	12,052
2.45% 12/4/19	1,240	1,251
2.55% 5/13/21	10,093	10,181
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,546
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,591
Credit Suisse New York Branch 1.75% 1/29/18	15,547	15,556
Discover Bank:
2% 2/21/18	20,473	20,505
2.6% 11/13/18	7,250	7,309
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,300
4.5% 6/1/18	5,894	6,015
Fifth Third Bank 2.15% 8/20/18	7,388	7,424
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,673
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,952
2.625% 9/24/18	6,383	6,450
Huntington National Bank:
2% 6/30/18	12,100	12,140
2.375% 3/10/20	12,000	12,113
ING Bank NV:
3 month U.S. LIBOR + 0.690% 1.9886% 10/1/19 (a)(b)(c)	5,200	5,237
1.8% 3/16/18 (a)	16,562	16,584
ING Groep NV 3.15% 3/29/22	12,250	12,549
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,047
JPMorgan Chase & Co.:
1.7% 3/1/18	20,725	20,732
2.2% 10/22/19	3,329	3,361
2.25% 1/23/20	4,447	4,484
2.35% 1/28/19	11,485	11,597
2.55% 10/29/20	4,750	4,820
KeyBank NA 1.7% 6/1/18	9,131	9,141
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,193
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,571
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.640% 1.9356% 3/26/18 (a)(b)(c)	8,050	8,068
1.55% 10/17/17 (a)	20,676	20,676
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,790	1,790
2.25% 2/10/20	4,073	4,101
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,224
PNC Bank NA 1.8% 11/5/18	11,500	11,524
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,822
3.2% 2/8/21	6,820	7,002
Royal Bank of Canada:
1.5% 6/7/18	12,000	11,997
1.5% 7/29/19	12,690	12,624
2.125% 3/2/20	15,000	15,102
2.2% 7/27/18	7,079	7,119
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,660
2.05% 1/18/19	16,150	16,208
SunTrust Bank 2.25% 1/31/20	25,000	25,164
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,848
2.25% 11/5/19	13,700	13,830
2.5% 12/14/20	9,901	10,067
Wells Fargo & Co.:
1.5% 1/16/18	30,480	30,481
2.6% 7/22/20	17,500	17,789
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,956
2.15% 3/6/20	12,400	12,497
		853,064
Capital Markets - 4.3%
CBOE Holdings, Inc. 1.95% 6/28/19	11,637	11,642
Deutsche Bank AG 2.7% 7/13/20	15,500	15,596
Deutsche Bank AG London Branch:
1.875% 2/13/18	8,123	8,129
2.5% 2/13/19	1,000	1,005
2.85% 5/10/19	16,350	16,534
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.0364% 12/13/19 (b)(c)	15,000	15,105
1.748% 9/15/17	22,837	22,839
1.95% 7/23/19	12,000	12,010
2% 4/25/19	9,100	9,114
2.375% 1/22/18	13,689	13,728
2.55% 10/23/19	15,830	16,018
2.625% 1/31/19	20,185	20,393
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,335
2.75% 12/1/20	7,267	7,430
Moody's Corp.:
2.75% 7/15/19	12,276	12,466
2.75% 12/15/21	1,564	1,590
Morgan Stanley:
2.375% 7/23/19	5,730	5,774
2.5% 1/24/19	15,000	15,141
2.625% 11/17/21	14,942	15,062
2.65% 1/27/20	12,000	12,190
S&P Global, Inc. 2.5% 8/15/18	3,751	3,775
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,316
UBS AG Stamford Branch 2.375% 8/14/19	9,006	9,098
		264,290
Consumer Finance - 3.8%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,830
2.2% 3/3/20	10,275	10,358
2.25% 5/5/21	9,000	9,043
2.6% 9/14/20	16,520	16,823
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,226
2.5% 5/12/20	10,000	10,090
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,687
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,966
2.24% 6/15/18	7,891	7,921
2.262% 3/28/19	20,170	20,271
2.425% 6/12/20	10,000	10,023
2.597% 11/4/19	10,000	10,093
2.681% 1/9/20	9,933	10,033
3.336% 3/18/21	25,885	26,516
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,780
2% 7/1/19 (a)	9,125	9,071
2.125% 10/2/17 (a)	9,137	9,139
2.875% 8/9/18 (a)	583	588
Synchrony Financial:
2.6% 1/15/19	20,271	20,416
3% 8/15/19	6,020	6,107
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,628
1.95% 4/17/20	12,100	12,158
		234,767
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,167
Insurance - 2.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,159
AFLAC, Inc. 2.4% 3/16/20	13,291	13,470
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,009
American International Group, Inc.:
2.3% 7/16/19	25,278	25,468
5.85% 1/16/18	7,518	7,629
Aon Corp. 5% 9/30/20	5,671	6,142
Assurant, Inc. 2.5% 3/15/18	7,873	7,902
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,417
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	15,958	15,961
2.05% 6/12/20 (a)	15,230	15,287
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,271
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,767
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,640
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	17,025
		158,147

TOTAL FINANCIALS		1,515,435

HEALTH CARE - 4.7%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,797
2.5% 5/14/20	15,888	16,091
Amgen, Inc. 2.2% 5/22/19	8,204	8,251
Celgene Corp. 2.125% 8/15/18	5,502	5,526
		45,665
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories 2.35% 11/22/19	18,475	18,638
Becton, Dickinson & Co. 2.404% 6/5/20	16,230	16,317
Medtronic, Inc. 1.5% 3/15/18	9,841	9,841
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,899
		58,695
Health Care Providers & Services - 0.3%
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,770
UnitedHealth Group, Inc. 1.9% 7/16/18	10,738	10,770
WellPoint, Inc. 1.875% 1/15/18	3,692	3,693
		16,233
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,060
Pharmaceuticals - 2.7%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (b)(c)	15,958	16,017
3% 3/12/20	15,452	15,770
3.45% 3/15/22	11,000	11,428
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,200
Mylan N.V.:
2.5% 6/7/19	17,230	17,286
3% 12/15/18	8,000	8,083
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,181
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,940
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,815
1.7% 7/19/19	14,682	14,349
2.2% 7/21/21	10,000	9,517
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,114
3.45% 11/13/20	1,708	1,776
		167,476

TOTAL HEALTH CARE		291,129

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,370
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,146
		22,516
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,698
		15,703
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,785
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,764
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	7,802	7,815
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,142
2.125% 1/15/20	6,030	6,035
2.625% 9/4/18	5,039	5,081
International Lease Finance Corp. 5.875% 4/1/19	11,225	11,881
		26,139

TOTAL INDUSTRIALS		80,722

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,621
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
1.55% 9/15/17	10,803	10,803
2.2% 4/1/20	15,000	15,070
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,093
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,396
		41,362
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,495
3.65% 8/22/18	3,751	3,818
		13,313
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
3 month U.S. LIBOR + 1.740% 3.0407% 10/5/17 (b)(c)	13,030	13,043
2.85% 10/5/18	16,730	16,905
		29,948

TOTAL INFORMATION TECHNOLOGY		96,244

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,064
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,703
1.55% 1/12/18	12,134	12,132
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,972
		38,871
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,998

TOTAL MATERIALS		42,869

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,831
ERP Operating LP 2.375% 7/1/19	7,103	7,174
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,752
4.7% 9/15/17	6,357	6,362
Select Income REIT 2.85% 2/1/18	5,193	5,208
		31,327
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,648
3.4% 10/1/20	9,129	9,449
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,852
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,345
Washington Prime Group LP 3.85% 4/1/20	9,340	9,544
		32,838

TOTAL REAL ESTATE		64,165

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,327
2.45% 6/30/20	13,309	13,423
British Telecommunications PLC 2.35% 2/14/19	11,567	11,643
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,370
Verizon Communications, Inc. 4.5% 9/15/20	12,500	13,409
		53,172
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,383

TOTAL TELECOMMUNICATION SERVICES		59,555

UTILITIES - 3.4%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,867
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,743
2.1% 6/15/18	13,883	13,921
Edison International 2.125% 4/15/20	15,000	15,079
Eversource Energy 1.45% 5/1/18	1,897	1,896
Exelon Corp.:
2.85% 6/15/20	6,843	6,993
3.497% 6/1/22 (b)	5,555	5,759
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,591
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,175
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,647
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,007
Southern Co. 1.85% 7/1/19	16,250	16,263
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9041% 4/10/18 (b)(c)	13,000	13,017
		105,958
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,701
2.7% 6/15/21	1,671	1,688
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,100
Southern Power Co.:
1.5% 6/1/18	9,011	8,999
1.85% 12/1/17	2,439	2,440
		21,928
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,555
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,289
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,389	5,858
1.6% 8/15/19	4,062	4,034
1.875% 1/15/19	15,000	15,005
1.9% 6/15/18	9,703	9,721
2.5% 12/1/19	10,591	10,715
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,023
Sempra Energy 1.625% 10/7/19	10,647	10,599
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,468
		83,267

TOTAL UTILITIES		211,153

TOTAL NONCONVERTIBLE BONDS
(Cost $3,019,116)		3,029,910

U.S. Government and Government Agency Obligations - 25.1%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$30,012
1% 2/26/19	75,198	74,824
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		105,109

U.S. Treasury Obligations - 23.4%
U.S. Treasury Notes:
0.75% 7/15/19	262,042	259,278
0.875% 9/15/19	35,859	35,531
1.375% 3/31/20	632,454	632,337
1.375% 4/30/20	75,030	74,989
1.5% 5/15/20	398,961	399,974
1.5% 8/15/20	42,000	42,080

TOTAL U.S. TREASURY OBLIGATIONS		1,444,189

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,551,174)		1,549,298

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 1.0%
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (b)(c)	464	482
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (b)(c)	1,475	1,515
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (b)(c)	583	607
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (b)(c)	845	867
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (b)(c)	2,102	2,191
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (b)(c)	872	907
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (b)(c)	948	989
12 month U.S. LIBOR + 1.597% 3.041% 11/1/34 (b)(c)	448	470
12 month U.S. LIBOR + 1.640% 3.127% 10/1/35 (b)(c)	2,563	2,688
12 month U.S. LIBOR + 1.674% 3.301% 2/1/35 (b)(c)	788	824
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	864	897
12 month U.S. LIBOR + 1.685% 3.353% 2/1/40 (b)(c)	1,347	1,425
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	558	576
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	897	947
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	663	703
12 month U.S. LIBOR + 1.750% 3.347% 1/1/40 (b)(c)	854	888
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	1,917	2,014
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	180	188
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	150	159
12 month U.S. LIBOR + 1.800% 3.05% 9/1/41 (b)(c)	1,555	1,620
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	826	877
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	536	558
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	178	189
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	190	200
12 month U.S. LIBOR + 1.810% 3.439% 2/1/40 (b)(c)	427	448
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	216	226
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	2,749	2,885
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	333	353
12 month U.S. LIBOR + 1.818% 3.231% 4/1/35 (b)(c)	1,056	1,116
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	439	458
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	300	319
12 month U.S. LIBOR + 1.835% 3.572% 3/1/40 (b)(c)	746	783
12 month U.S. LIBOR + 2.207% 2.962% 5/1/35 (b)(c)	765	808
12 month U.S. LIBOR + 2.253% 2.994% 7/1/35 (b)(c)	1,179	1,248
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	414	438
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.913% 12/1/34 (b)(c)	346	366
U.S. TREASURY 1 YEAR INDEX + 2.360% 2.982% 11/1/34 (b)(c)	2,646	2,808
3.5% 1/1/26 to 9/1/29	19,090	20,011
4.5% 6/1/19 to 7/1/20	49	50
5.5% 10/1/17 to 11/1/34	6,859	7,567
7% 11/1/18	0	0
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		62,666

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.630% 3.08% 11/1/35 (b)(c)	380	396
12 month U.S. LIBOR + 1.785% 3.529% 4/1/40 (b)(c)	531	555
12 month U.S. LIBOR + 1.822% 3.375% 8/1/36 (b)(c)	346	366
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	1,656	1,737
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	292	304
12 month U.S. LIBOR + 1.880% 3.148% 9/1/41 (b)(c)	489	514
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	345	366
12 month U.S. LIBOR + 1.880% 3.571% 8/1/41 (b)(c)	810	844
12 month U.S. LIBOR + 1.905% 3.613% 2/1/40 (b)(c)	533	560
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	602	633
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	389	407
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	329	349
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	446	467
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	422	441
3.5% 8/1/26	9,979	10,455
4% 6/1/24 to 4/1/26	4,488	4,742
4.5% 8/1/18 to 11/1/18	838	849
5% 4/1/20	335	341
8.5% 5/1/26 to 7/1/28	100	117

TOTAL FREDDIE MAC		24,443

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	658	768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $86,921)		87,877

Asset-Backed Securities - 13.5%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$751	$769
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	380	375
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	34	34
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,328
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,368
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,913
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 1.7956% 1/15/21 (b)(c)	10,000	10,049
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,163
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,393
Series 2017-3 Class A, 1.1644% 11/15/22	12,660	12,684
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	336	336
Series 2015-2 Class A3, 1.27% 1/8/20	3,570	3,569
Series 2016-1 Class A3, 1.81% 10/8/20	6,338	6,347
Series 2016-2 Class A2A, 1.42% 10/8/19	2,442	2,442
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	53	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	330	312
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	124	119
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	647	251
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (b)(c)	4	2
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,637
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,918
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,883
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,385	7,392
Capital One Multi-Asset Execution Trust:
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,501
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,670
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,671
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,395
Series 2017-A1 Class A1, 2% 1/17/23	12,000	12,087
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	5,256	5,259
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,167
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	5,005
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	1,073	893
Chase Issuance Trust:
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,478
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,374
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,755
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,856
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	1,548	1,548
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	7,617	7,611
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	2,622	2,622
Citibank Credit Card Issuance Trust:
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,766
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	14,145
Series 2017-A8 Class A8, 1.88% 8/8/22	15,000	15,052
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.7344% 7/25/34 (b)(c)	261	232
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	31	29
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	45	45
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	35	35
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	179	173
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,284
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,093
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,648
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,550
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	769	769
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,284	2,283
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	5,872	5,870
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	8,036	8,078
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.6589% 5/28/35 (b)(c)	531	489
Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	245	236
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	174	169
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	5,785	5,824
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,253
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,885
Series 2015-C Class A3, 1.41% 2/15/20	7,205	7,201
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,209
Series 2017-A Class A3, 1.67% 6/15/21	11,089	11,101
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,689
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,897
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,830
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,977
Fremont Home Loan Trust:
Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.7344% 11/25/34 (b)(c)	10	0
Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (b)(c)	565	552
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	207	121
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	253	239
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	48	47
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	17	16
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	29	27
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	11	10
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	4,072	4,072
Series 2015-2 Class A3, 1.68% 12/20/18	6,404	6,408
Series 2016-2 Class A2A, 1.28% 10/22/18	5,633	5,628
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,712
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,262
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	10,042
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,969
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 2.9344% 6/25/34 (b)(c)	132	127
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,481
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	728	518
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,239
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	5,614	5,613
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,759
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,862
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	359	248
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.3844% 7/25/36 (b)(c)	5,059	2,645
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	221	66
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	3,210	3,209
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,906
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	15	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	19	18
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	423	410
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	369	329
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	33	32
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	73	70
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	74	2
Nationstar HECM Loan Trust Series 2016-3A Class A, 2.0125% 8/25/26 (a)	8,074	8,059
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.7144% 3/25/66 (a)(b)(c)	8,470	8,487
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,733
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,376
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,959
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,118
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	1,235	1,225
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	2,660	2,634
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	1,212	978
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	845	832
Prosper Marketplace Issuance Trust Series 2017-2A Class A, 2.42% 9/15/23 (a)	12,546	12,568
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (b)(c)	287	282
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,230
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,973
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	711	710
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.1156% 9/15/33 (b)(c)	1,366	1,361
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	26	24
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,011
Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,607
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	4,560	4,556
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	340	322
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	5,865	5,855
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,570
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(d)	261	132
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,814
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,873
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,430
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	5,399	5,401
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,302
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	8,182	8,183
TOTAL ASSET-BACKED SECURITIES
(Cost $830,546)		830,304

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.2057% 5/27/35 (a)(b)	2,225	2,238
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	191	186
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (a)(b)(c)	16,950	16,923
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	81	58
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	12	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	11	11

TOTAL PRIVATE SPONSOR		19,422

U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/45 (b)(c)	16,947	16,929
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,247	2,323
planned amortization class Series 2012-94 Class E, 3% 6/25/22	822	831
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	365	410
Series 2009-31 Class A, 4% 2/25/24	42	42
Series 2016-27:
Class HK, 3% 1/25/41	14,870	15,275
Class KG, 3% 1/25/40	7,562	7,769
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/46 (b)(c)	18,027	18,081
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	1,688	1,810
Series 4221-CLS Class GA, 1.4% 7/15/23	7,102	7,022
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	9,824	9,901

TOTAL U.S. GOVERNMENT AGENCY		80,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,160)		99,815

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(f)	145	1
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	10,135	10,128
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	5,979	5,951
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4089% 5/15/32 (a)(b)(c)	7,555	7,555
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	17	16
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	1,411	1,307
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	58	47
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	449	416
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	159	141
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	200	165
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	109	99
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	109	83
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	110	85
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	20	16
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	797	706
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	160	150
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	150	138
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	72	57
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	40	32
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	31	26
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	207	193
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	156	140
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	167	149
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	271	207
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	425	291
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	156	85
Series 2007-4A:
Class A2, 1 month U.S. LIBOR + 0.550% 1.7844% 9/25/37 (a)(b)(c)	2,128	1,480
Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	20	7
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	12,872	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	2,200	2,202
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	10,143	10,132
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2% 7/15/28 (a)(b)(c)	9,099	9,101
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1% 7/15/19 (a)(b)(c)	8,384	8,384
Series 2013-GC11 Class A1, 0.754% 4/10/46	111	111
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	9,144
Series 2014-CR18 Class ASB, 3.452% 7/15/47	14,774	15,486
Series 2012-CR4 Class ASB, 2.436% 10/15/45	7,308	7,403
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,551
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.1552% 12/10/49 (b)	6,178	6,173
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	4,461	4,431
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (a)(b)(c)	1,592	1,592
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (a)(b)(c)	1,552	1,552
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (a)(b)(c)	4,427	4,427
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9756% 7/15/32 (a)(b)(c)	12,462	12,480
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	2,445	2,444
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	3,326	3,332
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	2,631	2,628
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,653
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-FL5 Class A, 1 month U.S. LIBOR + 0.980% 2.1389% 7/15/31 (a)(b)(c)	2,907	2,911
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,021	5,075
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	4,543	4,562
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,438	1,439
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (a)(b)(c)	4,327	4,340
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	7,273	7,272
Series 2016-C32 Class A1, 1.968% 12/15/49	4,399	4,398
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8089% 11/15/26 (a)(b)(c)	7,192	7,141
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	637	636
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5756% 6/15/29 (a)(b)(c)	7,734	7,758
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	5,436	5,437
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,006	3,993
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	3,159	3,159
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,391
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	9,202
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,641
Series 2013-C13 Class A1, 0.778% 5/15/45	390	389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $216,323)		212,641

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,920)	11,500	11,968

Foreign Government and Government Agency Obligations - 0.1%
Ontario Province 1.25% 6/17/19 (Cost $8,920)	$9,000	$8,935

Bank Notes - 1.9%
Citibank NA 2.1% 6/12/20	15,430	15,514
Citizens Bank NA 2.3% 12/3/18	10,896	10,951
Discover Bank 3.1% 6/4/20	5,758	5,899
Fifth Third Bank 2.375% 4/25/19	7,425	7,504
KeyBank NA:
1.65% 2/1/18	$4,758	$4,760
2.25% 3/16/20	3,604	3,633
2.35% 3/8/19	6,000	6,061
2.5% 12/15/19	4,770	4,833
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,089
PNC Bank NA:
1.45% 7/29/19	12,033	11,970
1.5% 2/23/18	8,053	8,054
1.95% 3/4/19	11,500	11,536
RBS Citizens NA 2.5% 3/14/19	3,813	3,847
Regions Bank 7.5% 5/15/18	994	1,032
Regions Financial Corp. 2.25% 9/14/18	17,720	17,789
TOTAL BANK NOTES
(Cost $113,981)		114,472

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,999
1.6% 9/12/17	15,000	14,993
TOTAL COMMERCIAL PAPER
(Cost $19,992)		19,992
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (g)
(Cost $23,070)	23,065,224	23,070
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 2.5%
With:
Credit Suisse Securities (U.S.A.) LLC at:
1.47%, dated 5/8/17 due 9/5/17 (Collateralized by Corporate Obligations valued at $21,705,386, 5.38% - 10.13%, 3/1/22 - 6/15/25)	20,098	20,000
1.5%, dated 5/30/17 due 10/4/17 (Collateralized by Corporate Obligations valued at $26,021,682, 6.38% - 7.63%, 12/15/21 - 11/15/28)	24,127	24,000
Mizuho Securities U.S.A., Inc. at:
2.35%, dated 8/11/17 due 2/7/18 (Collateralized by Corporate Obligations valued at $24,331,761, 3.50% - 8.00%, 6/8/23 - 6/15/47)	23,270	23,002
2.36%, dated 8/28/17 due 2/28/18 (Collateralized by Corporate Obligations valued at $47,300,749, 2.04% - 8.50%, 5/12/20 - 8/14/58)	45,543	45,006
Morgan Stanley & Co., Inc. at 1.96%, dated:
6/13/17 due 9/13/17 (Collateralized by U.S. Treasury Obligations valued at $20,488,338, 2.06% - 8.74%, 3/31/24 - 8/20/38)(b)(c)(h)	20,100	20,000
8/10/17 due 11/10/17 (Collateralized by Equity Securities valued at $11,894,288)(b)(c)(h)	11,055	11,001
8/17/17 due 11/10/17 (Collateralized by Municipal Bond Obligations valued at $11,559,433, 0.00% - 5.50%, 12/1/17 - 1/15/55)(b)(c)(h)	11,051	11,001
TOTAL CASH EQUIVALENTS
(Cost $154,000)		154,010
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,136,123)		6,142,292
NET OTHER ASSETS (LIABILITIES) - 0.4%		26,393
NET ASSETS - 100%		$6,168,685

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,433,000 or 13.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 instrument

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$399
Total	$399

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,029,910	$--	$3,029,910	$--
U.S. Government and Government Agency Obligations	1,549,298	--	1,549,298	--
U.S. Government Agency - Mortgage Securities	87,877	--	87,877	--
Asset-Backed Securities	830,304	--	830,172	132
Collateralized Mortgage Obligations	99,815	--	99,815	--
Commercial Mortgage Securities	212,641	--	212,641	--
Municipal Securities	11,968	--	11,968	--
Foreign Government and Government Agency Obligations	8,935	--	8,935	--
Bank Notes	114,472	--	114,472	--
Commercial Paper	19,992	--	19,992	--
Money Market Funds	23,070	23,070	--	--
Cash Equivalents	154,010	--	154,010	--
Total Investments in Securities:	$6,142,292	$23,070	$6,119,090	$132

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
United Kingdom	3.4%
Netherlands	2.7%
Canada	2.3%
Japan	1.3%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $154,010) — See accompanying schedule: Unaffiliated issuers (cost $6,113,053)	$6,119,222
Fidelity Central Funds (cost $23,070)	23,070
Total Investment in Securities (cost $6,136,123)		$6,142,292
Receivable for investments sold		1,739
Receivable for fund shares sold		7,255
Interest receivable		27,300
Distributions receivable from Fidelity Central Funds		44
Other receivables		73
Total assets		6,178,703
Liabilities
Payable for investments purchased	$39
Payable for fund shares redeemed	6,868
Distributions payable	580
Accrued management fee	1,594
Transfer agent fee payable	553
Distribution and service plan fees payable	90
Other affiliated payables	220
Other payables and accrued expenses	74
Total liabilities		10,018
Net Assets		$6,168,685
Net Assets consist of:
Paid in capital		$6,308,016
Undistributed net investment income		5,324
Accumulated undistributed net realized gain (loss) on investments		(150,824)
Net unrealized appreciation (depreciation) on investments		6,169
Net Assets		$6,168,685
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($170,217 ÷ 19,694 shares)		$8.64
Maximum offering price per share (100/98.50 of $8.64)		$8.77
Class M:
Net Asset Value and redemption price per share ($81,345 ÷ 9,411 shares)		$8.64
Maximum offering price per share (100/98.50 of $8.64)		$8.77
Class C:
Net Asset Value and offering price per share ($69,098 ÷ 8,000 shares)(a)		$8.64
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,423,302 ÷ 627,727 shares)		$8.64
Class I:
Net Asset Value, offering price and redemption price per share ($424,723 ÷ 49,138 shares)		$8.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$101,409
Income from Fidelity Central Funds		399
Total income		101,808
Expenses
Management fee	$19,685
Transfer agent fees	6,823
Distribution and service plan fees	1,187
Fund wide operations fee	2,605
Independent trustees' fees and expenses	25
Miscellaneous	23
Total expenses before reductions	30,348
Expense reductions	(18)	30,330
Net investment income (loss)		71,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,802)
Fidelity Central Funds	4
Total net realized gain (loss)		(7,798)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,686
Total change in net unrealized appreciation (depreciation)		1,686
Net gain (loss)		(6,112)
Net increase (decrease) in net assets resulting from operations		$65,366

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,478	$56,267
Net realized gain (loss)	(7,798)	12,249
Change in net unrealized appreciation (depreciation)	1,686	27,271
Net increase (decrease) in net assets resulting from operations	65,366	95,787
Distributions to shareholders from net investment income	(71,099)	(53,120)
Share transactions - net increase (decrease)	(631,874)	1,485,788
Total increase (decrease) in net assets	(637,607)	1,528,455
Net Assets
Beginning of period	6,806,292	5,277,837
End of period	$6,168,685	$6,806,292
Other Information
Undistributed net investment income end of period	$5,324	$6,164

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.082	.009
Net realized and unrealized gain (loss)	(.011)	(.001)C
Total from investment operations	.071	.008
Distributions from net investment income	(.081)	(.008)
Total distributions	(.081)	(.008)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E,F	.83%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%	.67%I
Expenses net of fee waivers, if any	.65%	.67%I
Expenses net of all reductions	.65%	.67%I
Net investment income (loss)	.94%	.79%I
Supplemental Data
Net assets, end of period (in millions)	$170	$208
Portfolio turnover rateJ	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class M

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.081	.009
Net realized and unrealized gain (loss)	(.011)	(.001)C
Total from investment operations	.070	.008
Distributions from net investment income	(.080)	(.008)
Total distributions	(.080)	(.008)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E,F	.81%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	.70%I
Expenses net of fee waivers, if any	.66%	.70%I
Expenses net of all reductions	.66%	.70%I
Net investment income (loss)	.93%	.76%I
Supplemental Data
Net assets, end of period (in millions)	$81	$96
Portfolio turnover rateJ	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.007	(.001)
Net realized and unrealized gain (loss)	(.006)	.002
Total from investment operations	.001	.001
Distributions from net investment income	(.011)	(.001)
Total distributions	(.011)	(.001)
Net asset value, end of period	$8.64	$8.65
Total ReturnC,D,E	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%	1.53%H
Expenses net of all reductions	1.51%	1.53%H
Net investment income (loss)	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$69	$84
Portfolio turnover rateI	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.58	$8.60	$8.55	$8.59
Income from Investment Operations
Net investment income (loss)A	.099	.087	.091	.082	.073
Net realized and unrealized gain (loss)	(.011)	.065	(.029)	.047	(.043)
Total from investment operations	.088	.152	.062	.129	.030
Distributions from net investment income	(.098)	(.082)	(.082)	(.079)	(.070)
Total distributions	(.098)	(.082)	(.082)	(.079)	(.070)
Net asset value, end of period	$8.64	$8.65	$8.58	$8.60	$8.55
Total ReturnB	1.03%	1.79%	.72%	1.51%	.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.15%	1.01%	1.06%	.96%	.85%
Supplemental Data
Net assets, end of period (in millions)	$5,423	$5,894	$5,278	$6,386	$7,251
Portfolio turnover rateE	56%	138%F	83%G	76%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.094	.011
Net realized and unrealized gain (loss)	(.010)	(.001)C
Total from investment operations	.084	.010
Distributions from net investment income	(.094)	(.010)
Total distributions	(.094)	(.010)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E	.97%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.53%H
Expenses net of fee waivers, if any	.51%	.53%H
Expenses net of all reductions	.51%	.53%H
Net investment income (loss)	1.09%	.94%H
Supplemental Data
Net assets, end of period (in millions)	$425	$525
Portfolio turnover rateI	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper, and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, swaps, deferred trustees compensation, in-kind transactions, expiring capital loss carryforwards, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,335
Gross unrealized depreciation	(16,907)
Net unrealized appreciation (depreciation)	$8,428
Tax Cost	$6,133,864

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,724
Capital loss carryforward	$(142,198)
Net unrealized appreciation (depreciation) on securities and other investments	$8,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010(the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(142,198)
Total capital loss carryforward	$(142,198)

The Fund intends to elect to defer to its next fiscal year $7,208 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$71,099	$ 53,120

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,650,412 and $2,188,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$289	$36
Class M	-%	.15%	133	–
Class C	.75%	.25%	765	73
			$1,187	$109

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23
Class M	2
Class C(a)	11
$36

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$294.15
Class M	146.16
Class C	126.16
Short-Term Bond	5,598.10
Class I	659.16
	$6,823

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $130.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016(a)
From net investment income
Class A	$1,813	$181
Class M	820	81
Class C	100	6
Short-Term Bond	63,840	52,307
Class I	4,526	545
Total	$71,099	$53,120

 (a) Distributions for Class A, Class M, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016(a)	Year ended August 31, 2017	Year ended August 31, 2016(a)
Class A
Shares sold	9,700	1,261	$83,639	$10,938
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	23,799	–	205,856
Reinvestment of distributions	200	20	1,720	170
Shares redeemed	(14,224)	(1,062)	(122,498)	(9,193)
Net increase (decrease)	(4,324)	24,018	$(37,139)	$207,771
Class M
Shares sold	1,752	245	$15,105	$2,125
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	11,239	–	97,214
Reinvestment of distributions	90	9	773	76
Shares redeemed	(3,543)	(381)	(30,537)	(3,294)
Net increase (decrease)	(1,701)	11,112	$(14,659)	$96,121
Class C
Shares sold	1,760	220	$15,170	$1,939
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	9,816	–	84,908
Reinvestment of distributions	11	1	91	6
Shares redeemed	(3,492)	(316)	(30,078)	(2,731)
Net increase (decrease)	(1,721)	9,721	$(14,817)	$84,122
Short-Term Bond
Shares sold	198,258	225,400	$1,708,616	$1,939,135
Reinvestment of distributions	6,666	5,590	57,436	48,094
Shares redeemed	(258,839)	(164,454)	(2,231,685)	(1,414,048)
Net increase (decrease)	(53,915)	66,536	$(465,633)	$573,181
Class I
Shares sold	17,248	5,498	$148,690	$47,503
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	60,873	–	526,543
Reinvestment of distributions	488	59	4,206	510
Shares redeemed	(29,254)	(5,774)	(252,522)	(49,963)
Net increase (decrease)	(11,518)	60,656	$(99,626)	$524,593

 (a) Share Transactions for Class A, Class M, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Prior Fiscal Year Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.65%
Actual		$1,000.00	$1,008.20	$3.29
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class M	.66%
Actual		$1,000.00	$1,008.10	$3.34
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class C	1.50%
Actual		$1,000.00	$1,005.10	$7.58
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Short-Term Bond	.45%
Actual		$1,000.00	$1,010.40	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,008.90	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 13.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 41,236,462 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

ASTP-ANN-1017
1.9872669.101

Fidelity® Series Investment Grade Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Investment Grade Bond Fund	1.45%	2.51%	5.74%

 A From October 8, 2008

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund on October 8, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,345	Fidelity® Series Investment Grade Bond Fund
$14,733	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Ford O'Neil:  For the fiscal year, the fund returned 1.45%, outpacing the Bloomberg Barclays U.S. Aggregate Bond Index. Our decision to significantly overweight investment-grade credit contributed strongly to the fund’s outperformance, especially our positioning among financial institutions. Here, selections within most areas of the sector –particularly in the banks, REITs (real estate investment trusts) and insurance segments – added value. Elsewhere in corporates, a modest overweighting in electric utility companies was helpful, while underweightings in certain industrial sectors, namely technology and basic industry, detracted. Outside of corporates, underweighting U.S. Treasuries and government-agency mortgage-backed securities helped relative performance, as did our decision to hold non-index, longer-maturity TIPS (Treasury Inflation-Protected Securities). Also contributing was our larger-than-benchmark exposure to emerging-markets debt, led by holdings from Mexico and Brazil. Other contributors included overweightings in taxable municipal bonds from Chicago and Illinois. Out-of-benchmark holdings in high-yield bonds were another bright spot for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Celso Munoz joined Ford O’Neil as Co-Portfolio Manager of the fund, replacing Jeff Moore.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	56.8%
AAA	0.4%
AA	1.1%
A	6.6%
BBB	24.7%
BB and Below	6.9%
Short-Term Investments and Net Other Assets	3.5%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	52.0%
AAA	1.1%
AA	1.3%
A	7.2%
BBB	28.1%
BB and Below	7.2%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	35.3%
U.S. Government and U.S. Government Agency Obligations	56.8%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	0.6%
Municipal Bonds	2.0%
Other Investments	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 9.0%

 ** Futures and Swaps - 0.8%

As of February 28, 2017*,**
Corporate Bonds	38.9%
U.S. Government and U.S. Government Agency Obligations	52.0%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	2.1%
Municipal Bonds	2.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 9.5%

 ** Futures and Swaps - 0.7%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.6%
General Motors Co. 3.5% 10/2/18	$15,850,000	$16,110,416
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	26,549,418
3.25% 5/15/18	8,305,000	8,387,801
3.5% 7/10/19	18,875,000	19,337,605
4.2% 3/1/21	27,410,000	28,861,753
4.25% 5/15/23	9,285,000	9,678,459
4.375% 9/25/21	41,737,000	44,256,681
		153,182,133
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	2,684,000	2,719,347
4.25% 6/15/23	18,902,000	20,483,914
		23,203,261
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	4,768,000	4,883,928
3.7% 1/30/26	12,567,000	13,229,286
		18,113,214
Media - 1.6%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	11,237,364
7.75% 12/1/45	10,133,000	15,407,288
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	48,857,863
4.908% 7/23/25	25,893,000	27,739,204
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	31,244,529
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,751,858
4.5% 9/15/42	37,419,000	34,552,072
5.5% 9/1/41	14,842,000	15,203,132
5.875% 11/15/40	9,556,000	10,250,280
6.55% 5/1/37	40,036,000	46,280,218
6.75% 7/1/18	23,280,000	24,182,100
7.3% 7/1/38	30,237,000	37,275,223
8.25% 4/1/19	42,627,000	46,567,980
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,835,810
6.2% 3/15/40	15,555,000	18,353,983
		416,738,904

TOTAL CONSUMER DISCRETIONARY		611,237,512

CONSUMER STAPLES - 2.4%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	52,103,009
3.3% 2/1/23	55,080,000	57,137,566
4.7% 2/1/36	52,149,000	57,813,111
4.9% 2/1/46	59,642,000	67,958,693
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	16,792,000	17,855,223
		252,867,602
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	23,654,478
3.5% 7/20/22	13,624,000	14,246,501
4% 12/5/23	18,015,000	19,282,589
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,457,864
		71,641,432
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	32,306,029
9.25% 8/6/19	1,547,000	1,763,079
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,304,572
2.95% 7/21/20 (a)	24,400,000	24,849,293
3.75% 7/21/22 (a)	56,649,000	59,056,140
4.25% 7/21/25 (a)	25,864,000	27,467,921
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,518,835
3.25% 6/12/20	5,106,000	5,261,085
4% 6/12/22	17,554,000	18,619,501
4.45% 6/12/25	12,732,000	13,760,058
5.7% 8/15/35	6,607,000	7,736,475
5.85% 8/15/45	50,684,000	61,257,299
6.15% 9/15/43	11,136,000	13,810,330
7.25% 6/15/37	15,680,000	21,547,931
		312,258,548

TOTAL CONSUMER STAPLES		636,767,582

ENERGY - 6.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,170,460
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	14,536,054
6.5% 4/1/20	2,078,000	2,281,740
Ensco PLC:
5.2% 3/15/25	32,677,000	24,344,365
5.75% 10/1/44	12,542,000	8,058,235
Halliburton Co.:
3.8% 11/15/25	12,900,000	13,326,952
4.85% 11/15/35	11,266,000	12,214,395
Noble Holding International Ltd.:
5.75% 3/16/18	1,918,000	1,932,001
7.7% 4/1/25 (b)	32,232,000	24,012,840
8.7% 4/1/45 (b)	11,807,000	8,440,824
		112,317,866
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	42,030,510
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,679,211
5.55% 3/15/26	16,886,000	18,849,139
6.45% 9/15/36	4,820,000	5,632,871
6.6% 3/15/46	22,900,000	27,703,325
Canadian Natural Resources Ltd.:
1.75% 1/15/18	10,142,000	10,137,545
5.85% 2/1/35	11,807,000	13,178,772
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	26,894,000	25,960,273
5.7% 10/15/19	8,558,000	8,995,314
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,914,214
3.3% 6/1/20	23,925,000	24,611,118
4.5% 6/1/25	7,318,000	7,859,720
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,705,400
5.35% 3/15/20 (a)	39,799,000	41,888,448
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,850,636
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,295,805
El Paso Corp. 6.5% 9/15/20	21,920,000	24,436,326
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	16,831,100
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,904,292
3.9% 5/15/24 (b)	7,314,000	7,326,199
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	26,122,234
4.375% 10/15/20	16,600,000	17,474,773
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,649,153
5.5% 12/1/46	9,479,000	10,872,521
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	5,031,879
3.75% 2/15/25	16,764,000	17,473,525
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,702,503
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,486,082
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,393,191
Petro-Canada 6.05% 5/15/18	2,920,000	3,009,260
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	68,054,206
5.625% 5/20/43	47,507,000	41,663,639
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	81,955,000	84,757,861
Petroleos Mexicanos:
3.5% 7/23/20	22,730,000	23,332,345
3.5% 1/30/23	28,927,000	28,673,889
4.5% 1/23/26	25,619,000	25,868,785
4.625% 9/21/23	51,115,000	53,210,715
4.875% 1/24/22	17,019,000	17,886,969
4.875% 1/18/24	25,208,000	26,254,132
5.375% 3/13/22 (a)	10,290,000	11,041,170
5.5% 1/21/21	41,149,000	44,111,728
5.5% 6/27/44	29,591,000	27,845,131
5.625% 1/23/46	24,828,000	23,344,527
6% 3/5/20	10,740,000	11,583,090
6.375% 1/23/45	22,458,000	23,154,198
6.5% 3/13/27 (a)	23,110,000	25,883,200
6.5% 6/2/41	47,555,000	50,241,858
6.75% 9/21/47	59,102,000	63,540,560
6.75% 9/21/47 (a)	24,105,000	25,915,286
6.875% 8/4/26	20,000,000	22,996,000
8% 5/3/19	13,934,000	15,257,730
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,747,680
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,109,258
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,165,848
3.85% 10/15/23	20,000,000	20,204,421
Southwestern Energy Co.:
5.8% 1/23/20 (b)	18,075,000	18,617,250
6.7% 1/23/25 (b)	13,262,000	12,930,450
Spectra Energy Partners LP 2.95% 9/25/18	4,862,000	4,911,232
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	18,037,695
4.55% 6/24/24	86,182,000	88,121,095
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,452,281
4.65% 7/1/26	5,606,000	5,829,861
5.375% 6/1/21	39,434,000	42,594,077
Williams Partners LP:
3.6% 3/15/22	17,478,000	18,021,102
3.9% 1/15/25	6,023,000	6,188,975
4% 11/15/21	7,970,000	8,364,241
4.125% 11/15/20	4,302,000	4,513,621
4.3% 3/4/24	17,006,000	18,027,423
4.5% 11/15/23	8,697,000	9,318,376
		1,549,777,244

TOTAL ENERGY		1,662,095,110

FINANCIALS - 13.6%
Banks - 6.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	24,345,000	24,822,649
5.75% 9/26/23 (a)	25,847,000	28,003,932
Bank of America Corp.:
2.25% 4/21/20	682,000	685,230
2.6% 1/15/19	45,756,000	46,210,815
3.3% 1/11/23	1,820,000	1,871,918
3.5% 4/19/26	25,446,000	25,915,138
3.875% 8/1/25	28,293,000	29,744,524
3.95% 4/21/25	22,702,000	23,443,843
4.1% 7/24/23	35,172,000	37,610,503
4.2% 8/26/24	36,930,000	38,892,496
4.25% 10/22/26	24,664,000	25,872,364
5.65% 5/1/18	16,400,000	16,811,622
5.75% 12/1/17	32,792,000	33,112,457
5.875% 1/5/21	9,805,000	10,940,215
Barclays PLC:
2.75% 11/8/19	20,644,000	20,892,616
3.25% 1/12/21	24,010,000	24,537,356
4.375% 1/12/26	32,341,000	34,004,750
Citigroup, Inc.:
1.85% 11/24/17	50,965,000	50,996,633
2.4% 2/18/20	81,119,000	81,853,523
2.9% 12/8/21	20,972,000	21,346,643
4.05% 7/30/22	10,740,000	11,316,438
4.4% 6/10/25	52,520,000	55,539,407
5.5% 9/13/25	11,022,000	12,467,069
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,804,327
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	28,629,599
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	27,005,505
3.75% 3/26/25	26,750,000	27,417,893
3.8% 9/15/22	38,070,000	39,798,283
3.8% 6/9/23	42,579,000	44,396,948
Discover Bank:
4.2% 8/8/23	35,498,000	37,925,073
7% 4/15/20	9,043,000	10,019,650
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,614,649
8.25% 3/1/38	12,528,000	19,233,737
HBOS PLC 6.75% 5/21/18 (a)	4,594,000	4,746,666
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,864,322
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,536,598
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,114,699
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	36,404,000	38,473,917
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,742,128
2.2% 10/22/19	22,906,000	23,123,518
2.35% 1/28/19	21,611,000	21,821,330
2.95% 10/1/26	27,458,000	27,037,185
3.25% 9/23/22	53,888,000	55,795,047
3.875% 9/10/24	52,753,000	55,229,566
4.125% 12/15/26	48,163,000	50,735,775
4.25% 10/15/20	40,500,000	43,140,312
4.35% 8/15/21	37,606,000	40,526,295
4.625% 5/10/21	10,326,000	11,197,411
4.95% 3/25/20	8,235,000	8,842,047
Rabobank Nederland 4.375% 8/4/25	39,970,000	42,432,498
Regions Bank 6.45% 6/26/37	40,184,000	50,411,854
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,422,092
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	45,262,038
5.125% 5/28/24	45,938,000	48,456,594
6% 12/19/23	30,612,000	33,922,610
6.1% 6/10/23	35,599,000	39,340,038
6.125% 12/15/22	71,538,000	78,781,456
Wachovia Corp. 5.75% 2/1/18	4,000,000	4,067,584
		1,705,761,385
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	31,507,865
4.25% 2/15/24	23,736,000	25,214,879
Credit Suisse AG 6% 2/15/18	27,227,000	27,728,506
Deutsche Bank AG 4.5% 4/1/25	67,755,000	68,413,799
Deutsche Bank AG London Branch:
1.875% 2/13/18	51,007,000	51,042,484
2.85% 5/10/19	46,140,000	46,658,857
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,007,390
2.55% 10/23/19	24,803,000	25,098,233
2.6% 4/23/20	20,000,000	20,244,289
2.625% 1/31/19	94,162,000	95,134,574
2.9% 7/19/18	39,857,000	40,250,043
5.25% 7/27/21	17,979,000	19,805,928
6% 6/15/20	16,000,000	17,649,157
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,702,656
Lazard Group LLC 4.25% 11/14/20	20,221,000	21,474,667
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	10,283,666
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,931,233
3.25% 1/15/28 (a)	11,244,000	11,335,000
4.875% 2/15/24	10,558,000	11,775,444
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,656,621
2.8% 6/16/20	40,000,000	40,725,810
3.7% 10/23/24	18,925,000	19,714,024
3.75% 2/25/23	53,516,000	56,132,314
4.1% 5/22/23	20,000,000	21,010,997
4.875% 11/1/22	39,633,000	43,163,088
5% 11/24/25	6,349,000	6,988,155
5.625% 9/23/19	16,919,000	18,133,446
5.75% 1/25/21	26,624,000	29,579,536
7.3% 5/13/19	22,127,000	24,087,452
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	19,818,900
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	29,506,673
		953,775,686
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,387,823
4.5% 5/15/21	5,650,000	6,005,040
5% 10/1/21	8,475,000	9,169,696
Discover Financial Services:
3.75% 3/4/25	20,000,000	20,161,626
3.85% 11/21/22	38,277,000	39,803,924
3.95% 11/6/24	16,412,000	16,961,077
5.2% 4/27/22	16,852,000	18,455,031
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,441,839
2.875% 10/1/18	27,070,000	27,340,690
Hyundai Capital America:
2.125% 10/2/17 (a)	8,655,000	8,657,362
2.875% 8/9/18 (a)	12,509,000	12,613,107
Synchrony Financial:
3% 8/15/19	8,044,000	8,160,578
3.75% 8/15/21	12,146,000	12,554,201
4.25% 8/15/24	12,226,000	12,801,351
		230,513,345
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	36,310,089
3.85% 2/1/25	22,346,000	22,384,069
3.875% 8/15/22	17,670,000	18,270,100
4.125% 6/15/26	10,088,000	10,235,522
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,700,206
		100,899,986
Insurance - 2.1%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,079,542
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,870,120
3.3% 3/1/21	11,928,000	12,344,923
3.875% 1/15/35	29,736,000	29,245,664
4.875% 6/1/22	26,181,000	28,941,262
Aon Corp. 5% 9/30/20	5,687,000	6,159,533
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	11,133,000	10,966,005
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	30,833,105
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	25,308,484
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,333,562
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	35,827,296
MetLife, Inc.:
1.903% 12/15/17 (b)	5,102,000	5,108,349
3.048% 12/15/22 (b)	21,302,000	22,023,723
4.75% 2/8/21	6,004,000	6,541,407
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	23,011,898
3% 1/10/23 (a)	15,204,000	15,615,388
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	11,401,000	18,811,196
Pacific LifeCorp:
5.125% 1/30/43 (a)	30,812,000	34,557,149
6% 2/10/20 (a)	20,895,000	22,687,463
Pricoa Global Funding I:
1.6% 5/29/18 (a)	4,564,000	4,564,581
5.375% 5/15/45 (b)	27,275,000	29,252,438
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,927,714
7.375% 6/15/19	3,820,000	4,188,526
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	33,608,525
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,182,275
4.125% 11/1/24 (a)	10,239,000	10,893,226
Unum Group:
3.875% 11/5/25	25,368,000	26,361,830
5.625% 9/15/20	18,528,000	20,315,937
5.75% 8/15/42	40,693,000	49,129,854
		547,690,975

TOTAL FINANCIALS		3,538,641,377

HEALTH CARE - 1.6%
Biotechnology - 0.3%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	25,556,830
4.5% 5/14/35	36,362,000	38,897,586
		64,454,416
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	6,576,000	6,670,760
Health Care Providers & Services - 0.1%
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,671,628
WellPoint, Inc. 3.3% 1/15/23	21,022,000	21,771,205
		33,442,833
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	4,078,000	4,107,727
Pharmaceuticals - 1.2%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,664,020
3.45% 3/15/22	25,461,000	26,452,795
Allergan PLC 3.25% 10/1/22	15,000,000	15,396,154
Mylan N.V.:
2.5% 6/7/19	12,126,000	12,165,508
3.15% 6/15/21	24,804,000	25,156,711
3.95% 6/15/26	37,112,000	37,807,780
Perrigo Finance PLC:
3.5% 12/15/21	2,562,000	2,655,756
3.9% 12/15/24	19,061,000	19,653,058
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	49,740,133
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,507,550
2.8% 7/21/23	27,416,000	25,837,353
3.15% 10/1/26	14,782,000	13,526,541
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,883,885
3.25% 2/1/23	33,171,000	34,317,157
		305,764,401

TOTAL HEALTH CARE		414,440,137

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	16,454,818
6.375% 6/1/19 (a)	9,485,000	10,193,584
		26,648,402
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	450,288	469,425
6.648% 9/15/17	146,023	146,023
6.795% 8/2/18	18,412	18,965
6.9% 1/2/18	44,744	45,192
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	496,877	506,815
8.36% 1/20/19	1,184,750	1,184,750
		2,371,170
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/18	11,932,000	11,948,612
2.625% 9/4/18	24,956,000	25,161,712
3.375% 6/1/21	12,831,000	13,236,012
3.75% 2/1/22	25,484,000	26,785,003
3.875% 4/1/21	22,238,000	23,286,253
4.25% 9/15/24	19,743,000	20,933,631
4.75% 3/1/20	19,421,000	20,630,415
		141,981,638
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,988,850

TOTAL INDUSTRIALS		173,990,060

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,974,577
6.55% 10/1/17	3,075,000	3,085,547
		8,060,124
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (b)	3,986,000	4,232,541

TOTAL INFORMATION TECHNOLOGY		12,292,665

MATERIALS - 0.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,119,889
4.25% 11/15/20	6,609,000	7,017,631
		28,137,520
Metals & Mining - 0.3%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	11,017,815
6.75% 10/19/75 (a)(b)	24,962,000	28,955,920
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,127,000	8,230,132
4.5% 8/1/47 (a)	6,415,000	6,585,639
Vale Overseas Ltd. 4.375% 1/11/22	22,000,000	23,182,500
		77,972,006

TOTAL MATERIALS		106,109,526

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,869,781
4.6% 4/1/22	7,545,000	8,113,254
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,614,005
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,944,050
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	11,515,416
Camden Property Trust:
2.95% 12/15/22	12,066,000	12,165,621
4.25% 1/15/24	20,255,000	21,573,958
Corporate Office Properties LP 5% 7/1/25	12,342,000	13,313,381
DDR Corp.:
3.625% 2/1/25	14,393,000	14,068,013
3.9% 8/15/24	3,662,000	3,706,877
4.25% 2/1/26	9,452,000	9,538,998
4.625% 7/15/22	19,208,000	20,333,445
Duke Realty LP:
3.625% 4/15/23	22,930,000	23,840,623
3.75% 12/1/24	9,068,000	9,486,345
3.875% 10/15/22	20,422,000	21,592,511
Equity One, Inc. 3.75% 11/15/22	30,646,000	31,852,873
ERP Operating LP:
2.375% 7/1/19	14,895,000	15,043,450
4.75% 7/15/20	31,427,000	33,568,393
Federal Realty Investment Trust 5.9% 4/1/20	3,969,000	4,343,904
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,239,425
4.7% 9/15/17	3,736,000	3,738,898
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	8,065,783
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	31,158,583
4.5% 1/15/25	13,762,000	14,148,512
4.5% 4/1/27	73,646,000	74,765,907
4.75% 1/15/28	30,475,000	31,026,881
4.95% 4/1/24	7,519,000	7,976,747
5.25% 1/15/26	29,837,000	32,019,110
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,508,003
5% 12/15/23	4,225,000	4,433,978
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,754,982
WP Carey, Inc. 4% 2/1/25	30,215,000	30,885,694
		538,207,401
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	28,049,000	28,692,223
4.1% 10/1/24	24,424,000	24,822,283
4.55% 10/1/29	23,929,000	24,652,475
4.95% 4/15/18	19,325,000	19,646,996
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,973,861
3.95% 7/1/22	17,850,000	18,940,688
4.75% 10/1/25	18,728,000	20,421,094
5.25% 3/15/21	10,656,000	11,633,189
Liberty Property LP:
3.375% 6/15/23	12,723,000	13,012,512
3.75% 4/1/25	17,751,000	18,404,181
4.125% 6/15/22	11,558,000	12,241,999
4.4% 2/15/24	32,513,000	35,006,042
4.75% 10/1/20	17,245,000	18,371,154
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,321,010
3.15% 5/15/23	41,165,000	39,285,059
4.5% 4/18/22	7,126,000	7,334,902
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,693,468
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,633,862
3.75% 12/1/24	17,037,000	17,327,743
3.875% 12/1/23	10,722,000	11,027,382
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,464,197
3.5% 2/1/25	8,762,000	8,897,832
4.125% 1/15/26	8,443,000	8,885,239
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,591,932
4% 4/30/19	8,644,000	8,894,433
4.25% 3/1/22	5,600,000	5,964,844
Washington Prime Group LP 3.85% 4/1/20	20,000,000	20,436,889
		456,577,489

TOTAL REAL ESTATE		994,784,890

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	18,158,831
3% 6/30/22	46,645,000	47,171,511
3.4% 5/15/25	51,500,000	51,156,984
3.6% 2/17/23	32,901,000	33,901,539
5.875% 10/1/19	16,408,000	17,671,113
6.3% 1/15/38	40,737,000	47,826,650
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	257,818
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,693,001
4.5% 9/15/20	64,976,000	69,699,813
5.012% 8/21/54	41,944,000	41,238,205
5.5% 3/16/47	18,182,000	19,648,021
		368,423,486
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,788,526

TOTAL TELECOMMUNICATION SERVICES		385,212,012

UTILITIES - 2.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,105,296
2.95% 12/15/22	9,568,000	9,815,493
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	17,126,227
6.4% 9/15/20 (a)	34,900,000	39,114,028
Edison International 3.75% 9/15/17	9,811,000	9,815,962
Eversource Energy:
1.45% 5/1/18	7,067,000	7,062,523
2.8% 5/1/23	32,099,000	32,524,058
Exelon Corp. 2.85% 6/15/20	7,468,000	7,632,082
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	70,430,499
7.375% 11/15/31	30,718,000	41,457,012
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	22,065,683
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	42,455,350
3.7% 9/1/24 (a)	10,405,000	10,494,321
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,334,638
Nevada Power Co. 6.5% 5/15/18	15,159,000	15,659,258
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,957,064
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	4,822,000
PG&E Corp. 2.4% 3/1/19	3,334,000	3,356,976
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,055,723
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,432,138
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,854,022
		425,570,353
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,084,999
Texas Eastern Transmission LP 6% 9/15/17 (a)	12,691,000	12,704,783
		19,789,782
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,964,785
2.7% 6/15/21	5,862,000	5,922,328
3.55% 6/15/26	9,377,000	9,553,967
		21,441,080
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	29,107,607
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	66,502,000	60,975,684
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)(c)	7,991,000	7,741,281
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,980,690
5.95% 6/15/41	21,763,000	27,477,535
6.8% 1/15/19	1,039,000	1,105,190
Puget Energy, Inc.:
6% 9/1/21	26,400,000	29,809,728
6.5% 12/15/20	8,451,000	9,493,788
Sempra Energy 2.875% 10/1/22	9,886,000	10,003,539
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	13,102,000	12,676,185
		202,371,227

TOTAL UTILITIES		669,172,442

TOTAL NONCONVERTIBLE BONDS
(Cost $8,829,128,796)		9,204,743,313

U.S. Government and Government Agency Obligations - 33.6%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$135,084,268	$130,805,523
0.875% 2/15/47	32,147,597	32,204,599
1% 2/15/46	84,152,134	86,697,973
1.375% 2/15/44	269,360,531	301,544,065
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	369,985,355	368,809,919
0.125% 7/15/26	232,680,695	228,711,347
0.25% 1/15/25	25,855,000	25,801,822
0.375% 7/15/25	339,762,888	342,837,458
0.375% 1/15/27	124,698,958	124,632,150
0.625% 1/15/26	206,182,000	211,043,541

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,853,088,397

U.S. Treasury Obligations - 26.5%
U.S. Treasury Bonds:
3% 5/15/45	226,184,000	238,818,498
3% 11/15/45	197,310,000	208,177,464
3% 2/15/47	459,054,000	484,409,563
3% 5/15/47	207,840,000	219,425,457
U.S. Treasury Notes:
1% 5/15/18	96,174,000	96,027,485
1.25% 3/31/21	384,860,000	380,891,131
1.25% 10/31/21	890,411,000	876,846,140
1.375% 4/30/21	143,110,000	142,165,251
1.5% 5/15/20	253,710,000	254,354,185
1.75% 12/31/20	345,223,000	347,920,055
1.75% 6/30/22	511,054,000	511,992,264
1.875% 3/31/22	1,061,519,000	1,070,517,012
1.875% 8/31/24	514,978,000	512,443,278
2% 12/31/21	766,143,000	777,246,090
2% 11/15/26	94,726,000	93,863,846
2.125% 7/31/24	458,189,000	463,576,299
2.375% 5/15/27	232,280,000	237,324,831

TOTAL U.S. TREASURY OBLIGATIONS		6,915,998,849

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,708,440,902)		8,769,087,246

U.S. Government Agency - Mortgage Securities - 21.3%
Fannie Mae - 12.0%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(c)	38,873	40,342
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (b)(c)	129,499	135,441
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (b)(c)	104,216	108,938
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (b)(c)	265,372	275,748
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (b)(c)	36,422	38,129
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	155,025	160,197
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	55,951	58,800
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (b)(c)	266,411	278,926
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(c)	145,964	152,946
12 month U.S. LIBOR + 1.641% 2.862% 9/1/36 (b)(c)	150,673	157,917
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(c)	73,738	77,153
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (b)(c)	137,097	145,415
12 month U.S. LIBOR + 1.718% 3.01% 5/1/35 (b)(c)	358,380	377,600
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	2,087,479	2,157,432
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	378,076	398,912
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	629,210	667,611
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(c)	252,026	265,873
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (b)(c)	1,444,136	1,529,090
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	1,403,024	1,473,606
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	1,984,275	2,067,208
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	644,562	683,414
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	292,826	304,966
12 month U.S. LIBOR + 1.812% 3.471% 12/1/40 (b)(c)	13,469,327	14,065,462
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	797,107	834,532
12 month U.S. LIBOR + 1.815% 3.109% 9/1/41 (b)(c)	477,438	497,635
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	2,020,432	2,120,585
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	1,238,963	1,314,396
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	1,638,261	1,710,451
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	1,112,160	1,180,808
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(c)	221,224	234,717
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (b)(c)	168,499	175,779
12 month U.S. LIBOR + 1.932% 3.467% 9/1/36 (b)(c)	338,251	356,982
6 month U.S. LIBOR + 1.375% 2.75% 10/1/34 (b)(c)	2,867	2,959
6 month U.S. LIBOR + 1.475% 2.85% 10/1/33 (b)(c)	37,907	39,075
6 month U.S. LIBOR + 1.505% 2.846% 1/1/35 (b)(c)	393,355	406,187
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (b)(c)	1,710	1,776
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (b)(c)	21,749	22,432
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (b)(c)	56,144	58,047
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (b)(c)	141,724	146,472
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (b)(c)	43,774	45,255
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (b)(c)	60,517	62,650
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (b)(c)	8,667	9,061
6 month U.S. LIBOR + 1.960% 3.335% 9/1/35 (b)(c)	56,989	60,030
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	103,786	109,772
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	1,324,042	1,398,462
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.899% 6/1/36 (b)(c)	458,967	484,626
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (b)(c)	211,839	223,647
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.167% 7/1/34 (b)(c)	393,598	417,893
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.155% 5/1/35 (b)(c)	99,768	105,926
2.5% 11/1/42 to 4/1/43	15,686,999	15,452,639
3% 11/1/23 to 8/1/47	976,479,104	995,168,386
3% 9/1/32 (d)	61,000,000	62,980,499
3% 9/1/32 (d)	54,550,000	56,321,086
3% 9/1/32 (d)	155,800,000	160,858,390
3% 9/1/32 (d)	35,400,000	36,549,339
3% 9/1/32 (d)	35,000,000	36,136,352
3.5% 5/1/26 to 10/1/56	615,914,560	642,039,590
3.5% 9/1/47 (d)	100,750,000	104,384,405
3.5% 9/1/47 (d)	96,050,000	99,514,860
3.5% 9/1/47 (d)	39,100,000	40,510,474
4% 9/1/24 to 7/1/47	428,681,349	455,338,683
4% 9/1/47 (d)	37,300,000	39,408,442
4.5% 4/1/21 to 8/1/56	156,019,527	168,710,139
5% 3/1/18 to 8/1/56	60,845,234	66,881,897
5.255% 8/1/41	3,441,749	3,819,053
5.5% 10/1/17 to 6/1/40	11,995,015	13,264,826
6% 7/1/19 to 1/1/42	27,212,231	31,151,206
6.309% 2/1/39	5,360,914	5,831,195
6.5% 10/1/17 to 8/1/39	39,476,206	45,726,111
7% 9/1/18 to 7/1/37	2,801,930	3,236,719
7.5% 11/1/22 to 2/1/32	1,279,824	1,488,929
8% 7/1/29 to 3/1/37	30,237	36,526
8.5% 12/1/19 to 9/1/25	2,088	2,335
9.5% 6/1/18 to 2/1/25	9,817	10,157
10.5% 8/1/20	594	610

TOTAL FANNIE MAE		3,122,464,129

Freddie Mac - 4.8%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (b)(c)	114,511	118,491
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(c)	36,349	37,641
12 month U.S. LIBOR + 1.375% 2.854% 3/1/36 (b)(c)	389,325	403,651
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (b)(c)	361,296	377,803
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (b)(c)	175,454	182,810
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (b)(c)	1,636,013	1,719,523
12 month U.S. LIBOR + 1.750% 3.394% 12/1/40 (b)(c)	7,939,421	8,263,724
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(c)	2,646,808	2,800,405
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(c)	79,820	84,499
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (b)(c)	179,382	186,432
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	1,259,189	1,320,429
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	1,091,658	1,134,036
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	1,277,799	1,355,992
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	1,454,109	1,518,246
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	1,213,802	1,288,724
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	1,659,970	1,737,991
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	1,573,089	1,646,674
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (b)(c)	45,538	48,349
12 month U.S. LIBOR + 1.993% 5.165% 4/1/38 (b)(c)	261,772	277,930
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(c)	139,210	147,803
12 month U.S. LIBOR + 2.160% 3.66% 11/1/35 (b)(c)	102,292	108,354
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (b)(c)	6,733	7,132
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (b)(c)	246,743	258,208
6 month U.S. LIBOR + 1.125% 2.5% 8/1/37 (b)(c)	75,063	76,436
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(c)	99,523	102,433
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (b)(c)	179,621	185,911
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(c)	325,242	338,842
6 month U.S. LIBOR + 1.655% 3.03% 4/1/35 (b)(c)	238,428	248,237
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(c)	62,241	64,951
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(c)	116,135	119,562
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(c)	57,876	59,990
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(c)	522,366	544,150
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(c)	261,652	274,802
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (b)(c)	52,605	55,550
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(c)	258,125	267,766
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (b)(c)	87,205	92,218
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	199,103	211,393
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(c)	373,678	389,640
U.S. TREASURY 1 YEAR INDEX + 2.248% 2.972% 1/1/35 (b)(c)	21,542	22,681
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.214% 6/1/33 (b)(c)	931,695	978,287
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.104% 3/1/35 (b)(c)	1,702,843	1,807,951
2.5% 7/1/31	9,111,526	9,250,914
3% 10/1/28 to 10/1/46	218,355,691	223,127,987
3.5% 6/1/27 to 9/1/46 (e)(f)(g)	527,282,854	550,239,622
3.5% 8/1/47	14,835,107	15,387,066
4% 6/1/33 to 6/1/47	263,096,050	279,690,860
4.5% 6/1/25 to 7/1/44	53,501,594	57,986,907
5% 3/1/19 to 7/1/41	42,961,132	47,259,997
5.5% 10/1/17 to 4/1/41	9,368,600	10,375,154
6% 9/1/17 to 12/1/37	4,497,432	5,094,773
6.5% 5/1/18 to 9/1/39	7,205,310	8,272,898
7% 6/1/21 to 9/1/36	2,445,687	2,840,572
7.5% 1/1/27 to 1/1/33	67,112	78,789
8% 7/1/24 to 1/1/37	75,130	89,442
8.5% 9/1/19 to 1/1/28	71,917	83,227
9% 10/1/20	49	52
9.5% 5/1/21 to 7/1/21	302	321
10% 2/1/20 to 11/1/20	118	125
11% 7/1/19 to 9/1/20	36	37

TOTAL FREDDIE MAC		1,240,644,390

Ginnie Mae - 4.5%
3% 4/15/42 to 6/20/47 (e)	420,250,003	429,563,937
3.5% 11/15/40 to 6/20/46	319,254,205	334,632,625
3.5% 9/1/47 (d)	16,900,000	17,622,392
3.5% 9/1/47 (d)	17,700,000	18,456,588
4% 2/15/39 to 1/15/47	193,911,128	206,946,528
4.5% 6/20/33 to 8/15/41	98,996,960	107,449,568
5% 12/15/32 to 9/15/41	44,225,200	49,172,527
5.5% 6/15/33 to 9/15/39	4,308,359	4,859,276
6% 10/15/30 to 5/15/40	7,270,224	8,453,315
6.5% 3/20/31 to 11/15/37	741,129	860,298
7% 10/15/22 to 3/15/33	3,433,189	4,043,004
7.5% 8/15/21 to 9/15/31	1,093,817	1,255,097
8% 11/15/21 to 11/15/29	350,020	398,424
8.5% 10/15/21 to 1/15/31	74,590	87,541
9% 8/15/19 to 1/15/23	2,101	2,241
9.5% 12/15/20 to 2/15/25	805	869
11% 7/20/19 to 9/20/19	926	977

TOTAL GINNIE MAE		1,183,805,207

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,525,021,641)		5,546,913,726

Asset-Backed Securities - 0.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	$562,768	$554,565
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	180,725	180,378
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7267% 6/15/32 (a)(b)(c)(h)	2,907,830	930,506
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (b)(c)	27,864	26,883
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	73,246	65,092
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	40,480	38,213
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (b)(c)	376,232	374,638
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	1,027,244	985,674
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	886,985	344,343
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	1,167,609	1,095,171
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (b)(c)	15,933	5,818
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.3594% 2/25/35 (b)(c)	925,066	929,015
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	44,839,375	46,459,691
Class AA, 2.487% 12/16/41 (a)	10,880,250	10,945,815
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	26,922,000	26,947,781
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	1,471,000	1,224,869
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	43,007	40,543
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	66,391	65,951
Series 2004-7 Class AF5, 5.868% 1/25/35	2,975,214	3,017,076
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	184,722	181,999
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (b)(c)	289,430	281,582
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	27,804	26,937
Fannie Mae:
Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	31,732	30,561
Series 2017-T1 Class A, 2.898% 6/25/27	58,794,098	59,532,229
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	119,449	116,097
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (b)(c)	2,091	1,823
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (b)(c)	801,000	783,416
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	282,636	165,190
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	406,065	384,342
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	394,556	381,872
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	142,646	133,441
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	236,610	219,357
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	89,946	82,008
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	134,399	11,275
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	1,244,310	885,759
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	2,867,000	1,979,650
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	225,230	67,372
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	77,118	72,604
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	114,512	110,725
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	2,298	1,408
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	995,390	965,210
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	48,462	43,111
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	99,762	96,171
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	101,746	3,324
Navient Student Loan Trust Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.47% 9/27/66 (a)(b)(c)	28,350,000	28,352,146
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (b)(c)	1,164,000	1,140,886
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	391,537	387,653
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	558,000	450,173
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	1,245,000	1,226,233
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	4,173	3,796
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (b)(c)	395,331	387,793
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	148,851	148,708
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	18,188	16,814
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	115,176	109,285
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(h)	2,300,000	1,161,500
TOTAL ASSET-BACKED SECURITIES
(Cost $183,719,311)		194,174,472

Collateralized Mortgage Obligations - 2.8%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 1.7944% 1/25/35 (b)(c)	468,261	472,122
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (b)	131,243	131,924
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (b)	345,646	331,838
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	325,565	316,923
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (b)(c)	393,544	388,546
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	182,949	130,009
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	170,909	94,457
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	15,703	15,500
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	24,158	23,992

TOTAL PRIVATE SPONSOR		1,905,311

U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.0344% 2/25/32 (b)(c)	49,157	49,897
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2283% 3/18/32 (b)(c)	86,397	88,137
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (b)(c)	104,766	106,837
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.2344% 10/25/32 (b)(c)	139,372	142,081
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.9844% 1/25/32 (b)(c)	51,060	51,785
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.6344% 1/25/18 (b)(c)	6,055	6,057
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.8656% 12/25/33 (b)(i)(j)	1,668,289	404,471
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.4456% 11/25/36 (b)(i)(j)	1,246,712	232,882
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	59,529	63,347
Series 1993-207 Class H, 6.5% 11/25/23	841,163	918,999
Series 1996-28 Class PK, 6.5% 7/25/25	269,980	295,939
Series 1999-17 Class PG, 6% 4/25/29	757,423	837,464
Series 1999-32 Class PL, 6% 7/25/29	737,305	816,224
Series 1999-33 Class PK, 6% 7/25/29	508,231	563,499
Series 2001-52 Class YZ, 6.5% 10/25/31	63,276	73,196
Series 2003-28 Class KG, 5.5% 4/25/23	484,280	515,981
Series 2005-102 Class CO 11/25/35 (k)	414,749	374,194
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.3404% 8/25/35 (b)(j)	144,664	181,839
Series 2005-81 Class PC, 5.5% 9/25/35	946,559	1,046,759
Series 2006-12 Class BO 10/25/35 (k)	1,854,171	1,674,692
Series 2006-37 Class OW 5/25/36 (k)	185,556	165,349
Series 2006-45 Class OP 6/25/36 (k)	556,987	495,744
Series 2006-62 Class KP 4/25/36 (k)	899,193	800,469
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	155,971	180,326
Series 1999-25 Class Z, 6% 6/25/29	589,141	659,141
Series 2001-20 Class Z, 6% 5/25/31	820,568	902,364
Series 2001-31 Class ZC, 6.5% 7/25/31	445,788	507,058
Series 2002-16 Class ZD, 6.5% 4/25/32	228,245	264,224
Series 2002-74 Class SV, 1 month U.S. LIBOR + 7.550% 6.3156% 11/25/32 (b)(c)(i)	1,062,147	175,675
Series 2012-17 Class BC, 3.5% 3/25/27	6,046,240	6,373,996
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	2,728,074	288,238
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.4056% 12/25/36 (b)(i)(j)	850,068	180,829
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.2056% 5/25/37 (b)(i)(j)	463,276	85,071
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.3081% 9/25/23 (b)(j)	36,094	45,503
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.8656% 3/25/33 (b)(i)(j)	119,943	25,488
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.2656% 5/25/18 (b)(i)(j)	11,423	181
Series 2005-72 Class ZC, 5.5% 8/25/35	5,905,899	6,489,062
Series 2005-79 Class ZC, 5.9% 9/25/35	1,870,839	2,152,653
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 33.2134% 6/25/37 (b)(j)	396,868	802,221
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (b)(j)	595,671	1,190,122
Class SB, 39.600% - 1 month U.S. LIBOR 32.1934% 7/25/37 (b)(j)	251,103	458,966
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.1156% 3/25/38 (b)(i)(j)	3,194,127	546,718
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 5.0156% 3/25/24 (b)(i)(j)	1,645	14
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	43,126	1,024
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	207,649	9,186
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	298,511	12,563
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.1256% 6/25/21 (b)(i)(j)	195,277	6,814
Series 2010-12 Class AI, 5% 12/25/18 (i)	308,968	4,234
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.8156% 12/25/40 (b)(i)(j)	3,002,218	491,379
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	2,781,083	303,321
Series 2010-150 Class ZC, 4.75% 1/25/41	6,760,752	7,553,678
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	149,168	4,564
Series 2010-23:
Class AI, 5% 12/25/18 (i)	88,348	1,059
Class HI, 4.5% 10/25/18 (i)	114,300	1,803
Series 2010-29 Class LI, 4.5% 6/25/19 (i)	292,448	4,176
Series 2010-95 Class ZC, 5% 9/25/40	14,306,985	16,104,742
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	769,108	44,223
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.3756% 4/25/41 (b)(i)(j)	4,752,623	681,521
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.3156% 11/25/41 (b)(i)(j)	4,566,873	800,379
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.3656% 8/25/39 (b)(i)(j)	4,036,522	525,429
Series 2011-39 Class ZA, 6% 11/25/32	2,110,456	2,393,209
Series 2011-4 Class PZ, 5% 2/25/41	2,783,927	3,178,159
Series 2011-67 Class AI, 4% 7/25/26 (i)	851,622	79,893
Series 2011-83 Class DI, 6% 9/25/26 (i)	1,201,284	119,415
Series 2012-100 Class WI, 3% 9/25/27 (i)	7,377,969	677,880
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.4156% 12/25/30 (b)(i)(j)	2,685,319	345,048
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.2156% 5/25/42 (b)(i)(j)	9,435,571	1,798,950
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.3156% 6/25/41 (b)(i)(j)	3,596,244	518,857
Series 2013-133 Class IB, 3% 4/25/32 (i)	4,990,693	460,842
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.8156% 1/25/44 (b)(i)(j)	2,248,007	374,487
Series 2013-51 Class GI, 3% 10/25/32 (i)	6,345,534	683,803
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.4856% 6/25/35 (b)(i)(j)	2,556,718	480,602
Series 2015-42:
Class IL, 6% 6/25/45 (i)	9,337,843	2,172,990
Class LS, 6.200% - 1 month U.S. LIBOR 4.9656% 6/25/45 (b)(i)(j)	9,857,168	1,631,327
Series 2015-70 Class JC, 3% 10/25/45	13,621,791	13,988,428
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.8656% 5/25/39 (b)(i)(j)	18,939,823	3,319,001
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	4,800,157	1,075,187
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (i)	16,006	144
Class 5, 5.5% 7/25/33 (i)	450,960	87,320
Series 343 Class 16, 5.5% 5/25/34 (i)	383,510	68,999
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	279,390	65,119
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	178,893	30,167
Class 13, 6% 3/25/34 (i)	247,390	49,040
Series 359 Class 19, 6% 7/25/35 (b)(i)	162,857	30,861
Series 384 Class 6, 5% 7/25/37 (i)	1,989,810	352,078
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0267% 1/15/32 (b)(c)	38,514	39,088
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (b)(c)	54,252	55,196
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2267% 3/15/32 (b)(c)	59,254	60,381
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1267% 6/15/31 (b)(c)	101,486	103,159
Class FG, 1 month U.S. LIBOR + 0.900% 2.1267% 3/15/32 (b)(c)	32,210	32,755
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.4567% 2/15/19 (b)(c)	34,445	34,448
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.4767% 5/15/37 (b)(c)	2,320,361	2,316,605
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	1,631,617	1,451,880
Series 2095 Class PE, 6% 11/15/28	843,625	935,912
Series 2101 Class PD, 6% 11/15/28	82,001	88,086
Series 2121 Class MG, 6% 2/15/29	352,202	390,723
Series 2131 Class BG, 6% 3/15/29	2,402,095	2,669,392
Series 2137 Class PG, 6% 3/15/29	388,418	427,754
Series 2154 Class PT, 6% 5/15/29	613,991	683,009
Series 2162 Class PH, 6% 6/15/29	142,224	155,582
Series 2520 Class BE, 6% 11/15/32	768,957	830,318
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3733% 3/15/23 (b)(i)(j)	42,583	3,746
Series 2693 Class MD, 5.5% 10/15/33	2,101,841	2,342,865
Series 2802 Class OB, 6% 5/15/34	1,409,116	1,545,858
Series 2937 Class KC, 4.5% 2/15/20	913,224	927,295
Series 2962 Class BE, 4.5% 4/15/20	1,197,259	1,227,390
Series 3002 Class NE, 5% 7/15/35	2,183,219	2,379,006
Series 3110 Class OP 9/15/35 (k)	1,030,827	957,713
Series 3119 Class PO 2/15/36 (k)	1,881,779	1,669,856
Series 3121 Class KO 3/15/36 (k)	329,693	294,731
Series 3123 Class LO 3/15/36 (k)	1,044,001	928,945
Series 3145 Class GO 4/15/36 (k)	1,001,756	891,560
Series 3189 Class PD, 6% 7/15/36	2,077,140	2,379,792
Series 3225 Class EO 10/15/36 (k)	590,612	525,891
Series 3258 Class PM, 5.5% 12/15/36	1,009,236	1,114,961
Series 3415 Class PC, 5% 12/15/37	778,370	848,917
Series 3786 Class HI, 4% 3/15/38 (i)	2,605,467	206,760
Series 3806 Class UP, 4.5% 2/15/41	5,715,902	6,104,806
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,886,473
sequential payer:
Series 2135 Class JE, 6% 3/15/29	176,295	196,087
Series 2274 Class ZM, 6.5% 1/15/31	196,376	224,160
Series 2281 Class ZB, 6% 3/15/30	476,769	510,761
Series 2303 Class ZV, 6% 4/15/31	199,336	222,139
Series 2357 Class ZB, 6.5% 9/15/31	1,452,710	1,680,417
Series 2502 Class ZC, 6% 9/15/32	401,729	436,140
Series 2519 Class ZD, 5.5% 11/15/32	686,369	736,269
Series 2546 Class MJ, 5.5% 3/15/23	300,817	316,549
Series 2601 Class TB, 5.5% 4/15/23	143,607	153,505
Series 2998 Class LY, 5.5% 7/15/25	438,433	472,637
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	6,147,199
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3733% 2/15/36 (b)(i)(j)	682,669	138,780
Series 2013-4281 Class AI, 4% 12/15/28 (i)	8,805,930	769,252
Series 2017-4683 Class LM, 3% 5/15/47	11,422,356	11,732,238
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.8266% 8/15/24 (b)(j)	17,142	24,900
Class SD, 86.400% - 1 month U.S. LIBOR 70.5033% 8/15/24 (b)(j)	25,219	48,036
Series 2933 Class ZM, 5.75% 2/15/35	3,855,237	4,487,075
Series 2935 Class ZK, 5.5% 2/15/35	7,771,133	8,770,994
Series 2947 Class XZ, 6% 3/15/35	2,656,875	2,957,883
Series 2996 Class ZD, 5.5% 6/15/35	3,063,375	3,516,555
Series 3055 Class CS, 1 month U.S. LIBOR + 6.590% 5.3633% 10/15/35 (b)(c)(i)	995,950	196,601
Series 3237 Class C, 5.5% 11/15/36	4,636,483	5,273,645
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4333% 11/15/36 (b)(i)(j)	2,357,784	463,173
Series 3284 Class CI, 1 month U.S. LIBOR + 6.120% 4.8933% 3/15/37 (b)(c)(i)	5,401,996	1,031,906
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.5233% 3/15/37 (b)(i)(j)	3,463,876	717,232
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5333% 4/15/37 (b)(i)(j)	5,224,408	1,113,362
Series 3336 Class LI, 1 month U.S. LIBOR + 6.580% 5.3533% 6/15/37 (b)(c)(i)	1,657,287	293,304
Series 3772 Class BI, 4.5% 10/15/18 (i)	409,115	6,397
Series 3949 Class MK, 4.5% 10/15/34	1,566,270	1,680,120
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.7233% 9/15/41 (b)(i)(j)	4,213,418	658,385
Series 4055 Class BI, 3.5% 5/15/31 (i)	4,577,518	447,106
Series 4149 Class IO, 3% 1/15/33 (i)	2,702,288	340,024
Series 4314 Class AI, 5% 3/15/34 (i)	1,722,067	188,333
Series 4427 Class LI, 3.5% 2/15/34 (i)	7,834,801	914,665
Series 4471 Class PA 4% 12/15/40	18,182,965	19,050,203
target amortization class Series 2156 Class TC, 6.25% 5/15/29	473,941	509,678
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/24 (b)(c)	190,530	192,549
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	319,435	354,036
Series 2056 Class Z, 6% 5/15/28	686,983	761,460
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	14,835,352	15,892,336
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4622% 6/16/37 (b)(i)(j)	1,032,151	214,002
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.7828% 3/20/60 (b)(c)(l)	12,948,479	12,971,527
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (b)(c)(l)	1,445,570	1,435,560
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (b)(c)(l)	1,790,003	1,776,262
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (b)(c)(l)	1,992,545	1,980,543
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (b)(c)(l)	3,573,220	3,554,034
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (b)(c)(l)	5,586,552	5,588,370
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (b)(c)(l)	11,188,705	11,191,617
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (b)(c)(l)	14,570,165	14,570,297
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (b)(c)(l)	5,134,895	5,136,594
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(l)	6,831,754	6,823,208
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(l)	5,431,825	5,428,752
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (b)(c)(l)	7,014,697	7,022,750
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (b)(c)(l)	7,965,744	7,991,760
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (b)(c)(l)	6,815,278	6,853,179
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (b)(c)(l)	4,422,271	4,446,928
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (b)(c)(l)	6,471,093	6,492,837
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (b)(c)(l)	4,163,363	4,179,703
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (b)(c)(l)	4,670,049	4,680,376
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7439% 10/20/62 (b)(c)(l)	1,083,245	1,084,347
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7539% 7/20/60 (b)(c)(l)	11,847,253	11,874,332
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5839% 3/20/63 (b)(c)(l)	1,283,357	1,275,473
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 1/20/64 (b)(c)(l)	6,506,961	6,529,282
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8239% 12/20/63 (b)(c)(l)	16,960,969	16,997,880
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7239% 6/20/64 (b)(c)(l)	5,372,669	5,366,066
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3% 3/20/65 (b)(c)(l)	14,912,049	14,911,192
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (b)(c)(l)	9,885,078	9,882,799
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (b)(c)(l)	13,366,842	13,353,826
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	859,326	970,032
Series 1997-8 Class PE, 7.5% 5/16/27	375,359	436,630
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	1,918,770	220,752
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	3,338,936	3,657,086
Series 2010-160 Class DY, 4% 12/20/40	20,264,826	21,713,670
Series 2010-170 Class B, 4% 12/20/40	4,587,882	4,915,977
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	24,249,644	24,171,262
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (b)(c)(l)	26,490,833	26,582,317
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2722% 5/16/34 (b)(i)(j)	565,287	103,930
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9722% 8/17/34 (b)(i)(j)	687,366	156,628
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.8333% 6/16/37 (b)(j)	42,120	78,041
Series 2010-116 Class QB, 4% 9/16/40	5,045,602	5,398,139
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.7222% 2/16/40 (b)(i)(j)	4,101,384	653,899
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 5/20/60 (b)(c)(l)	4,525,969	4,494,920
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8694% 7/20/41 (b)(i)(j)	2,057,656	339,917
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4722% 6/16/42 (b)(i)(j)	2,080,734	399,486
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (b)(j)	6,154,825	6,479,755
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (b)(j)	14,270,391	15,323,430
Series 2013-149 Class MA, 2.5% 5/20/40	24,327,314	24,523,344
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	54,365,252	54,784,603
Series 2015-H17:
Class GZ, 4.4305% 5/20/65 (b)(l)	1,754,899	1,871,098
Class HA, 2.5% 5/20/65 (l)	44,855,191	45,207,429
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)	1,283,458	1,292,239
Class JA, 2.5% 6/20/65 (l)	28,895,032	29,110,465
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (b)(c)(l)	31,423,403	31,496,242

TOTAL U.S. GOVERNMENT AGENCY		723,897,324

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $725,886,606)		725,802,635

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(i)	56,587	489
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	11,667	11,053
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	471,039	436,371
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	14,253	11,677
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	151,889	140,920
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	30,744	27,312
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	66,612	54,943
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	24,888	22,623
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	24,888	18,988
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	26,352	20,238
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	13,928	10,878
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	315,290	279,238
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	683,360	644,361
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	640,204	588,938
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	196,163	156,521
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	102,361	81,850
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	80,407	66,900
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	284,431	265,086
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	113,102	101,437
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	120,574	107,453
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	194,515	148,562
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	341,368	233,868
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	112,648	61,122
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	6,295	2,342
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(h)(i)	7,846,449	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	7,234,943	7,242,114
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (a)(b)(c)	4,988,000	4,987,571
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (a)(b)(c)	4,859,000	4,860,210
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (a)(b)(c)	7,352,000	7,351,998
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	25,600,000	26,207,153
Class CFX, 3.3822% 12/15/34 (a)(b)	21,481,000	21,918,486
Class DFX, 3.3822% 12/15/34 (a)(b)	18,206,000	18,455,528
GS Mortgage Securities Corp. Trust:
Series 2013-XA1, 1.331% 1/10/30 (a)(b)(i)	123,825,712	136,976
Series 2013-XB1, 0.6525% 1/10/30 (a)(b)(i)	120,531,000	65,388
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	13,575,128	13,583,444
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	619,083	619,238
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	1,504	1,503
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	25,328,000	25,587,921
Class B, 4.181% 11/15/34 (a)	8,939,000	9,097,194
Class C, 5.205% 11/15/34 (a)	6,271,000	6,471,424
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $146,003,972)		150,079,319

Municipal Securities - 2.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,836,429
7.5% 4/1/34	18,570,000	27,371,994
7.6% 11/1/40	39,105,000	62,108,125
7.625% 3/1/40	9,470,000	14,723,293
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,220,628
Series 2010 C1, 7.781% 1/1/35	28,545,000	33,729,914
Series 2012 B, 5.432% 1/1/42	7,305,000	7,228,590
Series 2014 B, 6.314% 1/1/44	29,280,000	31,391,088
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,568,000	5,633,758
4.95% 6/1/23	21,305,000	22,153,791
5.1% 6/1/33	126,140,000	126,739,165
Series 2010-1, 6.63% 2/1/35	21,560,000	23,792,322
Series 2010-3:
5.547% 4/1/19	655,000	677,709
6.725% 4/1/35	31,715,000	34,902,992
7.35% 7/1/35	14,750,000	17,006,455
Series 2011:
5.665% 3/1/18	26,580,000	27,020,431
5.877% 3/1/19	70,360,000	73,221,541
Series 2013:
2.69% 12/1/17	6,955,000	6,961,190
3.14% 12/1/18	7,215,000	7,236,068
TOTAL MUNICIPAL SECURITIES
(Cost $505,140,087)		533,955,483

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:		$
4.25% 1/7/25	26,790,000	27,057,900
5.625% 1/7/41	27,107,000	27,140,884
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,799,497)		54,198,784

Bank Notes - 1.1%
Capital One NA:
1.65% 2/5/18	$25,752,000	$25,745,191
2.95% 7/23/21	31,087,000	31,602,127
Discover Bank:
(Delaware) 3.2% 8/9/21	37,401,000	38,381,548
3.1% 6/4/20	34,762,000	35,616,251
8.7% 11/18/19	3,837,000	4,327,470
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,086,729
KeyBank NA:
1.65% 2/1/18	16,646,000	16,654,350
6.95% 2/1/28	3,200,000	4,083,884
RBS Citizens NA 2.5% 3/14/19	13,902,000	14,027,258
Regions Bank 7.5% 5/15/18	55,802,000	57,958,498
UBS AG Stamford Branch 1.8% 3/26/18	39,521,000	39,586,067
Wachovia Bank NA 6% 11/15/17	6,320,000	6,374,939
TOTAL BANK NOTES
(Cost $275,513,314)		280,444,312
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.11% (m)
(Cost $1,165,192,470)	1,164,987,269	1,165,220,267
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $26,116,846,596)		26,624,619,557
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(553,108,975)
NET ASSETS - 100%		$26,071,510,582

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/47	$(7,100,000)	$(7,181,392)
3.5% 9/1/47	(39,100,000)	(40,510,474)
3.5% 9/1/47	(39,100,000)	(40,510,474)
3.5% 9/1/47	(141,600,000)	(146,708,008)
4% 9/1/47	(3,400,000)	(3,592,190)
4% 9/1/47	(1,400,000)	(1,479,137)

TOTAL FANNIE MAE		(239,981,675)

Ginnie Mae
3% 9/1/47	(25,200,000)	(25,721,124)
3.5% 9/1/47	(8,100,000)	(8,446,235)

TOTAL GINNIE MAE		(34,167,359)

TOTAL TBA SALE COMMITMENTS
(Proceeds $273,374,809)		$(274,149,034)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	95	Dec. 2017	$16,060,938	$88,138	$88,138
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,092	Dec. 2017	138,666,938	(590,924)	(590,924)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	362	Dec. 2017	78,305,125	(23,331)	(23,331)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	181	Dec. 2017	28,252,969	(211,084)	(211,084)
TOTAL SOLD					(825,339)
TOTAL FUTURES CONTRACTS					$(737,201)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2027	$12,800,000	$(123,704)	$0	$(123,704)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,125,460,409 or 4.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,911,366.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $804,376.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $184,649.

 (h) Level 3 instrument

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,619,118
Total	$6,619,118

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,204,743,313	$--	$9,204,743,313	$--
U.S. Government and Government Agency Obligations	8,769,087,246	--	8,769,087,246	--
U.S. Government Agency - Mortgage Securities	5,546,913,726	--	5,546,913,726	--
Asset-Backed Securities	194,174,472	--	192,082,466	2,092,006
Collateralized Mortgage Obligations	725,802,635	--	725,802,635	--
Commercial Mortgage Securities	150,079,319	--	150,079,318	1
Municipal Securities	533,955,483	--	533,955,483	--
Foreign Government and Government Agency Obligations	54,198,784	--	54,198,784	--
Bank Notes	280,444,312	--	280,444,312	--
Money Market Funds	1,165,220,267	1,165,220,267	--	--
Total Investments in Securities:	$26,624,619,557	$1,165,220,267	$25,457,307,283	$2,092,007
Derivative Instruments:
Assets
Futures Contracts	$88,138	$88,138	$--	$--
Total Assets	$88,138	$88,138	$--	$--
Liabilities
Futures Contracts	$(825,339)	$(825,339)	$--	$--
Swaps	(123,704)	--	(123,704)	--
Total Liabilities	$(949,043)	$(825,339)	$(123,704)	$--
Total Derivative Instruments:	$(860,905)	$(737,201)	$(123,704)	$--
Other Financial Instruments:
TBA Sale Commitments	$(274,149,034)	$--	$(274,149,034)	$--
Total Other Financial Instruments:	$(274,149,034)	$--	$(274,149,034)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$88,138	$(825,339)
Swaps(b)	--	(123,704)
Total Interest Rate Risk	88,138	(949,043)
Total Value of Derivatives	$88,138	$(949,043)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,951,654,126)	$25,459,399,290
Fidelity Central Funds (cost $1,165,192,470)	1,165,220,267
Total Investment in Securities (cost $26,116,846,596)		$26,624,619,557
Cash		55
Receivable for investments sold		521,606,057
Receivable for TBA sale commitments		273,374,809
Receivable for fund shares sold		15,275,239
Interest receivable		160,643,203
Distributions receivable from Fidelity Central Funds		1,100,404
Other receivables		464
Total assets		27,596,619,788
Liabilities
Payable for investments purchased
Regular delivery	$565,409,188
Delayed delivery	670,610,148
TBA sale commitments, at value	274,149,034
Payable for fund shares redeemed	10,902,689
Distributions payable	3,695,066
Payable for daily variation margin on futures contracts	201,281
Payable for daily variation margin on centrally cleared OTC swaps	28,902
Other payables and accrued expenses	112,898
Total liabilities		1,525,109,206
Net Assets		$26,071,510,582
Net Assets consist of:
Paid in capital		$25,467,994,165
Undistributed net investment income		83,010,684
Accumulated undistributed net realized gain (loss) on investments		14,367,902
Net unrealized appreciation (depreciation) on investments		506,137,831
Net Assets		$26,071,510,582
Series Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($26,071,510,582 ÷ 2,293,404,592 shares)		$11.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$707,439,808
Income from Fidelity Central Funds		6,619,118
Total income		714,058,926
Expenses
Management fee	$62,157,536
Transfer agent fees	8,174,945
Custodian fees and expenses	112,896
Independent trustees' fees and expenses	94,264
Miscellaneous	77,530
Total expenses before reductions	70,617,171
Expense reductions	(132,684)	70,484,487
Net investment income (loss)		643,574,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,838,752
Fidelity Central Funds	147,996
Futures contracts	(18,448,947)
Swaps	3,207,192
Total net realized gain (loss)		42,744,993
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(273,987,546)
Fidelity Central Funds	27,797
Futures contracts	(1,073,277)
Swaps	761,998
Delayed delivery commitments	(779,877)
Total change in net unrealized appreciation (depreciation)		(275,050,905)
Net gain (loss)		(232,305,912)
Net increase (decrease) in net assets resulting from operations		$411,268,527

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$643,574,439	$677,080,046
Net realized gain (loss)	42,744,993	212,368,529
Change in net unrealized appreciation (depreciation)	(275,050,905)	666,767,690
Net increase (decrease) in net assets resulting from operations	411,268,527	1,556,216,265
Distributions to shareholders from net investment income	(634,988,707)	(695,639,726)
Distributions to shareholders from net realized gain	(235,564,576)	(172,469,206)
Total distributions	(870,553,283)	(868,108,932)
Share transactions - net increase (decrease)	2,939,530,801	(2,311,359,788)
Total increase (decrease) in net assets	2,480,246,045	(1,623,252,455)
Net Assets
Beginning of period	23,591,264,537	25,214,516,992
End of period	$26,071,510,582	$23,591,264,537
Other Information
Undistributed net investment income end of period	$83,010,684	$73,230,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Investment Grade Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$11.27	$11.47	$11.07	$12.05
Income from Investment Operations
Net investment income (loss)A	.293	.318	.296	.298	.240
Net realized and unrealized gain (loss)	(.135)	.437	(.204)	.406	(.542)
Total from investment operations	.158	.755	.092	.704	(.302)
Distributions from net investment income	(.292)	(.325)	(.284)	(.296)	(.229)
Distributions from net realized gain	(.116)	(.080)	(.008)	(.008)	(.449)
Total distributions	(.408)	(.405)	(.292)	(.304)	(.678)
Net asset value, end of period	$11.37	$11.62	$11.27	$11.47	$11.07
Total ReturnB	1.45%	6.87%	.79%	6.44%	(2.67)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.32%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.32%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.32%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.63%	2.81%	2.59%	2.64%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$26,071,511	$11,889,444	$13,024,398	$12,027,554	$14,142,872
Portfolio turnover rateE	183%	121%	157%F	105%	215%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Investment Grade Bond shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$677,552,740
Gross unrealized depreciation	(134,503,833)
Net unrealized appreciation (depreciation)	$543,048,907
Tax Cost	$26,080,638,976

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$50,274,322
Undistributed long-term capital gain	$12,176,721
Net unrealized appreciation (depreciation) on securities and other investments	$541,065,375

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$681,422,185	$ 736,625,120
Long-term Capital Gains	189,131,098	131,483,812
Total	$870,553,283	$ 868,108,932

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(18,448,947)	$(1,073,277)
Swaps	3,207,192	761,998
Total Interest Rate Risk	(15,241,755)	(311,279)
Totals	$(15,241,755)	$(311,279)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $833,193,605 and $3,229,019,422, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Series Investment Grade Bond	$8,174,945.07

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,199.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77,530 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,868,223.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $132,684.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017(a)	Year ended August 31, 2016
From net investment income
Series Investment Grade Bond	$319,817,638	$349,596,031
Class F	315,171,069	346,043,695
Total	$634,988,707	$695,639,726
From net realized gain
Series Investment Grade Bond	$118,392,262	$88,464,203
Class F	117,172,314	84,005,003
Total	$235,564,576	$172,469,206

 (a) All Class F Shares were redeemed by August 28, 2017.

11. Share Transactions.

Transactions for each class of shares were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017(a)	Year ended August 31, 2016	Year ended August 31, 2017(a)	Year ended August 31, 2016
Series Investment Grade Bond
Shares sold	1,346,216,043	98,264,547	$15,238,359,104	$1,108,974,261
Reinvestment of distributions	38,516,680	38,904,353	434,532,315	438,060,234
Shares redeemed	(114,766,886)	(269,584,395)	(1,292,778,081)	(3,031,340,681)
Net increase (decrease)	1,269,965,837	(132,415,495)	$14,380,113,338	$(1,484,306,186)
Class F
Shares sold	219,248,317	142,942,299	$2,459,639,248	$1,614,041,575
Reinvestment of distributions	36,127,418	38,165,393	407,542,798	430,048,668
Shares redeemed	(1,262,350,778)	(255,562,496)	(14,307,764,583)	(2,871,143,845)
Net increase (decrease)	(1,006,975,043)	(74,454,804)	$(11,440,582,537)	$(827,053,602)

 (a) All Class F Shares were redeemed by August 28, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period March 1, 2017 to August 31, 2017B
Series Investment Grade Bond	.22%
Actual		$1,000.00	$1,029.30	$1.13**
Hypothetical-C		$1,000.00	$1,024.10	$1.12**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $.00 and $.00, respectively.

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $.007 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $45,206,210, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LIG-ANN-1017
1.873109.108

Fidelity® U.S. Bond Index Fund Class F Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class F	0.39%	2.13%	4.20%

 The initial offering of Class F shares took place on September 24,2009. Returns prior to September 24, 2009 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Class F on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class F.

Period Ending Values
$15,085	Fidelity® U.S. Bond Index Fund - Class F
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the fiscal year, the fund’s share classes produced slightly positive returns that were roughly in line with, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and movements in the yield curve, which plots bond yields relative to their maturities. Looking ahead, bond returns likely will be shaped by expectations for further policy interest rate increases, as well as the Federal Reserve’s plans to begin reducing the $4.5 trillion in government securities it accumulated as part of the quantitative easing program it deployed to battle the last recession. Regardless of the backdrop, the fund's focus remains on closely tracking the performance of the overall bond market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	71.3%
AAA	3.7%
AA	2.9%
A	10.4%
BBB	12.7%
BB and Below	0.7%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	26.0%
U.S. Government and U.S. Government Agency Obligations	71.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments – 8.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments – 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,834
1.7% 9/9/21	4,500	4,442
2.125% 10/10/18	6,550	6,592
2.15% 3/13/20	8,550	8,626
2.25% 8/15/19	7,650	7,729
2.3% 9/9/26	5,000	4,790
Ford Motor Co. 4.75% 1/15/43	7,650	7,383
General Motors Co.:
5.2% 4/1/45	4,270	4,225
6.6% 4/1/36	5,840	6,839
6.75% 4/1/46	4,000	4,705
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,765
4% 1/15/25	6,170	6,250
4% 10/6/26	3,680	3,697
4.3% 7/13/25	12,400	12,790
4.375% 9/25/21	9,190	9,745
		102,412
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,207
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,644
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,750
3.959% 7/1/38	4,725	5,209
Northwestern University 4.643% 12/1/44	3,350	4,006
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,777
3.619% 10/1/37	1,000	1,062
Rice University 3.774% 5/15/55	1,900	2,023
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,378
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,370
University of Southern California 5.25% 10/1/2111	2,000	2,528
		30,954
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,356
3.7% 1/30/26	16,870	17,759
4.875% 12/9/45	5,430	6,178
5.35% 3/1/18	2,317	2,360
6.3% 3/1/38	7,045	9,333
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,941
Starbucks Corp.:
2.45% 6/15/26	10,000	9,799
3.85% 10/1/23	1,875	2,032
		52,758
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,561
3.15% 8/22/27 (a)	10,460	10,649
4.05% 8/22/47 (a)	8,550	8,814
4.25% 8/22/57 (a)	6,640	6,902
4.8% 12/5/34	6,000	6,882
		39,808
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,303
5.4% 10/1/43	3,875	4,556
5.65% 8/15/20	1,000	1,098
6.15% 3/1/37	3,955	5,033
6.15% 2/15/41	10,500	13,416
6.9% 3/1/19	2,110	2,261
6.9% 8/15/39	2,000	2,708
7.75% 12/1/45	3,160	4,805
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,580
7.625% 4/15/31	3,250	4,470
CBS Corp.:
3.375% 2/15/28	10,550	10,391
4% 1/15/26	6,000	6,291
4.6% 1/15/45	7,300	7,571
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,549
6.384% 10/23/35	13,450	15,388
6.484% 10/23/45	4,690	5,394
Comcast Corp.:
1.625% 1/15/22	10,500	10,301
2.35% 1/15/27	23,800	22,400
3.125% 7/15/22	3,000	3,124
3.15% 3/1/26	5,000	5,055
3.3% 2/1/27	7,220	7,357
3.375% 8/15/25	13,700	14,113
4.65% 7/15/42	9,000	9,801
4.75% 3/1/44	5,400	5,959
5.7% 5/15/18	2,940	3,026
5.7% 7/1/19	8,500	9,109
6.4% 3/1/40	1,000	1,338
6.55% 7/1/39	3,000	4,056
6.95% 8/15/37	6,700	9,314
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,349
4.875% 4/1/43	4,900	4,714
5.05% 6/1/20	3,200	3,420
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,990
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,157
6.75% 7/1/18	1,162	1,207
7.3% 7/1/38	4,000	4,931
8.75% 2/14/19	2,368	2,586
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,008
3.55% 6/1/24	3,000	3,074
3.6% 7/15/25	6,340	6,410
3.8% 2/15/27	9,000	9,061
4% 1/15/22	1,000	1,058
4.65% 6/1/44	3,000	2,944
4.85% 7/15/45	3,000	3,025
6.5% 11/15/36	5,724	6,966
Viacom, Inc.:
4.25% 9/1/23	7,775	8,056
4.375% 3/15/43	2,635	2,263
5.625% 9/15/19	1,000	1,067
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,751
2.3% 2/12/21	4,740	4,808
2.55% 2/15/22	2,810	2,858
3.15% 9/17/25	9,470	9,755
4.125% 6/1/44	5,700	6,046
5.5% 3/15/19	2,000	2,118
		323,896
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,158
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,483
4.3% 2/15/43	4,750	3,800
Nordstrom, Inc.:
4% 3/15/27	4,510	4,510
5% 1/15/44	2,000	1,971
Target Corp.:
3.875% 7/15/20	3,000	3,171
4% 7/1/42	7,000	7,038
		33,131
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,979
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,877
3.25% 4/15/25	4,000	3,994
3.7% 4/15/22	5,500	5,756
3.75% 6/1/27	5,804	5,914
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,037
3% 4/1/26	10,030	10,191
3.75% 2/15/24	6,725	7,207
3.9% 6/15/47	3,400	3,493
4.2% 4/1/43	1,575	1,671
4.25% 4/1/46	3,280	3,542
4.875% 2/15/44	2,875	3,390
5.875% 12/16/36	10,400	13,570
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,369
4.05% 5/3/47	8,000	8,221
4.625% 4/15/20	2,000	2,120
4.65% 4/15/42	6,500	7,218
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,973
		95,522
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,278

TOTAL CONSUMER DISCRETIONARY		682,759

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,720
2.625% 1/17/23	2,825	2,843
2.65% 2/1/21	19,340	19,704
3.3% 2/1/23	10,250	10,633
3.65% 2/1/26	54,820	57,112
4.625% 2/1/44	5,750	6,316
4.7% 2/1/36	4,870	5,399
4.9% 2/1/46	18,180	20,715
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	5,394	5,767
5.375% 1/15/20	1,500	1,622
8.2% 1/15/39	2,800	4,447
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	10,202
3.7% 12/6/26	7,550	7,805
Diageo Capital PLC 5.75% 10/23/17	5,185	5,215
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,848
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,847
3% 7/15/26	17,400	17,052
4.2% 7/15/46	8,730	8,724
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,138
2.25% 5/2/22	12,000	12,097
2.375% 10/6/26	6,750	6,541
3.6% 8/13/42	3,000	2,982
4.25% 10/22/44	6,000	6,493
4.45% 4/14/46	800	897
4.875% 11/1/40	2,300	2,693
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,943
2.875% 10/27/25	9,580	9,745
3.15% 11/15/20	3,700	3,851
		257,351
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	6,067
CVS Health Corp.:
2.25% 8/12/19	3,750	3,779
2.8% 7/20/20	8,400	8,580
2.875% 6/1/26	7,500	7,344
3.875% 7/20/25	4,660	4,895
4.875% 7/20/35	3,100	3,470
5.125% 7/20/45	8,810	10,154
5.3% 12/5/43	4,391	5,153
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	3,977
5.15% 8/1/43	2,725	2,907
Sysco Corp.:
3.3% 7/15/26	3,280	3,319
3.75% 10/1/25	5,700	5,975
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,888
3.3% 4/22/24	19,000	20,116
4.3% 4/22/44	6,000	6,719
5.625% 4/1/40	2,000	2,583
5.625% 4/15/41	4,600	5,987
6.5% 8/15/37	8,275	11,653
Walgreen Co. 3.1% 9/15/22	2,850	2,922
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	5,014
4.65% 6/1/46	5,500	5,788
		136,942
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,792
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	9,030
General Mills, Inc.:
2.2% 10/21/19	7,000	7,047
5.65% 2/15/19	13,501	14,228
H.J. Heinz Co.:
3% 6/1/26	13,000	12,522
5% 7/15/35	3,500	3,813
5.2% 7/15/45	5,180	5,621
Kellogg Co.:
3.125% 5/17/22	1,875	1,940
3.25% 5/21/18	2,800	2,833
3.25% 4/1/26	3,720	3,749
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,102
5% 6/4/42	2,825	2,987
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,773
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,065
Unilever Capital Corp.:
2% 7/28/26	2,000	1,867
2.2% 3/6/19	7,475	7,537
3.1% 7/30/25	2,900	2,964
		106,870
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,374
2.4% 3/1/22	5,200	5,272
2.4% 6/1/23	8,000	8,018
3.2% 7/30/46	2,500	2,314
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,027
2.3% 2/6/22	4,700	4,768
2.85% 8/11/27	4,500	4,566
3.1% 8/15/23	10,000	10,508
		47,847
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,463
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,165
4.25% 8/9/42	9,780	9,982
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,553
3.222% 8/15/24 (a)	10,300	10,403
3.557% 8/15/27 (a)	9,500	9,635
4.54% 8/15/47 (a)	11,340	11,710
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,860
2.125% 5/10/23	3,100	3,038
2.75% 2/25/26	3,750	3,700
3.875% 8/21/42	4,825	4,812
4.5% 3/26/20	2,000	2,130
4.875% 11/15/43	6,000	6,771
5.65% 5/16/18	6,789	6,984
6.375% 5/16/38	1,450	1,936
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,630
4.85% 9/15/23	1,800	1,990
5.85% 8/15/45	4,240	5,125
7.25% 6/15/37	7,220	9,922
		127,346

TOTAL CONSUMER STAPLES		686,819

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,343
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,583
Halliburton Co.:
3.8% 11/15/25	10,380	10,724
5% 11/15/45	7,540	8,166
7.45% 9/15/39	1,500	2,082
		26,898
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,784
6.2% 3/15/40	2,000	2,266
6.45% 9/15/36	2,675	3,126
6.6% 3/15/46	4,650	5,625
Apache Corp. 5.1% 9/1/40	3,000	3,126
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,059
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,808
2.315% 2/13/20	1,800	1,821
2.5% 11/6/22	3,000	3,011
2.521% 1/15/20	6,000	6,105
3.017% 1/16/27	9,500	9,467
3.062% 3/17/22	3,750	3,878
3.245% 5/6/22	7,750	8,066
4.5% 10/1/20	2,000	2,153
4.75% 3/10/19	1,000	1,046
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,923
4.95% 6/1/47	6,400	6,595
6.25% 3/15/38	6,850	8,060
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,638
3.8% 9/15/23	1,750	1,748
4.25% 4/15/27 (a)	9,500	9,170
5.4% 6/15/47 (a)	9,400	8,861
6.75% 11/15/39	2,000	2,161
Chevron Corp.:
1.104% 12/5/17	5,700	5,695
1.718% 6/24/18	7,525	7,539
1.961% 3/3/20	8,625	8,683
2.1% 5/16/21	13,750	13,842
2.193% 11/15/19	11,400	11,532
2.954% 5/16/26	11,000	11,120
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,130
4.5% 6/1/25	3,325	3,571
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,871
3.35% 5/15/25	6,810	7,040
4.95% 3/15/26	24,550	27,581
6.5% 2/1/39	7,529	9,905
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,693
3.875% 3/15/23	3,775	3,676
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,048
5% 6/15/45	3,500	3,549
5.6% 7/15/41	2,875	3,068
Ecopetrol SA:
5.375% 6/26/26	4,740	5,043
5.875% 5/28/45	3,800	3,698
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,182
6.5% 4/15/18	1,000	1,027
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,873
5.5% 12/1/46	9,490	10,885
Encana Corp.:
3.9% 11/15/21	4,900	5,048
6.5% 2/1/38	5,000	5,801
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,673
4.15% 10/1/20	4,500	4,696
5.15% 3/15/45	8,000	7,746
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,828
3.95% 2/15/27	25,880	27,053
4.05% 2/15/22	9,325	9,929
4.85% 8/15/42	2,500	2,657
4.85% 3/15/44	5,000	5,327
5.7% 2/15/42	2,000	2,361
6.65% 4/15/18	2,000	2,060
7.55% 4/15/38	2,000	2,755
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,968
5.625% 6/1/19	1,000	1,064
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,573
3.567% 3/6/45	6,650	6,545
Hess Corp.:
3.5% 7/15/24	3,800	3,711
5.6% 2/15/41	3,400	3,331
8.125% 2/15/19	6,000	6,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,451
3.45% 2/15/23	12,200	12,367
3.5% 9/1/23	2,000	2,019
3.95% 9/1/22	7,000	7,293
5% 3/1/43	1,000	984
5.5% 3/1/44	6,997	7,320
5.625% 9/1/41	1,000	1,031
6.55% 9/15/40	3,000	3,489
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,884
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,478
5% 3/1/26	3,000	3,362
6.55% 7/15/19	4,592	4,961
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,944
5.2% 6/1/45	5,000	4,875
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,085
6.5% 3/1/41	1,000	1,185
MPLX LP:
4.125% 3/1/27	9,450	9,577
5.2% 3/1/47	6,120	6,311
Nexen, Inc. 5.875% 3/10/35	3,710	4,513
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,061
3.125% 2/15/22	2,000	2,073
3.4% 4/15/26	3,400	3,492
4.1% 2/15/47	2,820	2,874
4.4% 4/15/46	5,100	5,404
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,035
3.375% 10/1/22	5,000	5,054
Petro-Canada:
6.05% 5/15/18	3,650	3,762
6.8% 5/15/38	8,445	11,279
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,440
3.5% 7/23/20	11,525	11,830
3.5% 1/30/23	6,725	6,666
4.625% 9/21/23	10,420	10,847
4.875% 1/24/22	18,010	18,929
5.5% 6/27/44	2,748	2,586
5.625% 1/23/46	5,680	5,341
6.375% 1/23/45	10,400	10,722
6.5% 3/13/27 (a)	5,700	6,384
6.5% 3/13/27 (a)	11,320	12,678
6.75% 9/21/47 (a)	7,750	8,332
6.75% 9/21/47	5,486	5,898
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,088
5.875% 5/1/42	9,500	11,746
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,101
4.65% 10/15/25	12,250	12,696
4.9% 2/15/45	1,900	1,784
5.75% 1/15/20	1,000	1,068
6.65% 1/15/37	2,795	3,119
Shell International Finance BV:
1.75% 9/12/21	6,500	6,443
2.125% 5/11/20	8,300	8,388
2.375% 8/21/22	3,000	3,028
3.25% 5/11/25	4,160	4,314
4% 5/10/46	4,000	4,062
4.375% 5/11/45	13,300	14,233
6.375% 12/15/38	4,200	5,727
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,906
3.375% 10/15/26	16,310	16,275
4.75% 3/15/24	4,825	5,284
Statoil ASA:
1.2% 1/17/18	5,575	5,573
1.95% 11/8/18	7,300	7,331
2.25% 11/8/19	8,000	8,087
3.7% 3/1/24	3,650	3,888
5.1% 8/17/40	2,000	2,360
Suncor Energy, Inc. 6.85% 6/1/39	2,000	2,672
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,438
5.3% 4/1/44	5,800	5,698
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,971
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,625
Total Capital International SA:
2.1% 6/19/19	4,275	4,316
2.7% 1/25/23	1,900	1,937
2.75% 6/19/21	6,000	6,177
2.875% 2/17/22	4,175	4,295
3.75% 4/10/24	2,000	2,138
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,035
6.1% 6/1/40	6,700	8,748
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,848
Valero Energy Corp. 6.625% 6/15/37	5,420	6,743
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,106
Williams Partners LP:
3.35% 8/15/22	2,800	2,847
3.75% 6/15/27	10,360	10,366
3.9% 1/15/25	3,525	3,622
		881,557

TOTAL ENERGY		908,455

FINANCIALS - 8.2%
Banks - 4.6%
Asian Development Bank 2.625% 1/12/27	6,500	6,693
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,752
3.7% 11/16/25	6,640	7,117
Bank of America Corp.:
2% 1/11/18	3,550	3,555
2.503% 10/21/22	9,000	8,937
2.6% 1/15/19	3,775	3,813
2.625% 4/19/21	7,000	7,074
2.65% 4/1/19	17,925	18,138
3.248% 10/21/27	3,750	3,696
3.593% 7/21/28 (b)	11,100	11,267
3.705% 4/24/28 (b)	8,800	9,003
4% 4/1/24	9,000	9,563
4% 1/22/25	6,000	6,209
4.1% 7/24/23	7,000	7,485
4.183% 11/25/27	5,150	5,333
4.2% 8/26/24	8,500	8,952
4.25% 10/22/26	4,000	4,196
4.443% 1/20/48 (b)	9,550	10,320
4.45% 3/3/26	13,000	13,821
4.875% 4/1/44	1,920	2,188
5% 5/13/21	4,000	4,371
5% 1/21/44	5,370	6,224
5.7% 1/24/22	6,250	7,066
5.75% 12/1/17	5,855	5,912
5.875% 1/5/21	6,640	7,409
Bank of Montreal:
1.4% 9/11/17	2,875	2,875
2.375% 1/25/19	3,700	3,733
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,072
4.5% 12/16/25	15,880	16,928
Barclays PLC:
2.75% 11/8/19	10,000	10,120
3.25% 1/12/21	7,500	7,665
4.337% 1/10/28	5,600	5,838
4.375% 1/12/26	5,000	5,257
4.836% 5/9/28	9,600	9,987
4.95% 1/10/47	3,500	3,836
5.25% 8/17/45	5,600	6,404
BB&T Corp. 2.05% 6/19/18	1,900	1,905
BNP Paribas SA:
2.375% 5/21/20	11,600	11,744
2.7% 8/20/18	4,900	4,951
BPCE SA:
2.25% 1/27/20	4,000	4,017
2.5% 7/15/19	12,100	12,228
4% 4/15/24	2,000	2,138
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,203
Capital One NA:
2.25% 9/13/21	9,000	8,920
2.4% 9/5/19	7,000	7,043
Citigroup, Inc.:
2.35% 8/2/21	21,100	21,052
2.5% 9/26/18	750	756
2.5% 7/29/19	7,400	7,478
2.55% 4/8/19	3,700	3,738
2.75% 4/25/22	14,590	14,722
3.668% 7/24/28 (b)	7,580	7,697
3.7% 1/12/26	11,130	11,473
3.887% 1/10/28 (b)	4,500	4,653
4.125% 7/25/28	15,440	15,935
4.4% 6/10/25	4,000	4,230
4.6% 3/9/26	6,000	6,403
4.75% 5/18/46	2,370	2,547
5.3% 5/6/44	2,000	2,313
5.5% 9/13/25	5,000	5,656
5.875% 1/30/42	1,675	2,134
8.125% 7/15/39	8,000	12,551
Citizens Bank NA 2.65% 5/26/22	20,380	20,508
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,350
4.3% 12/3/25	1,891	2,003
Comerica, Inc. 3.8% 7/22/26	3,650	3,746
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,751
2.3% 3/12/20	7,550	7,618
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	15,311
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,753
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	13,099
3.8% 6/9/23	20,000	20,854
4.55% 4/17/26	8,500	9,137
4.875% 5/15/45	5,000	5,589
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,079
3.625% 9/9/24	3,425	3,592
Discover Bank:
2% 2/21/18	7,375	7,386
3.45% 7/27/26	12,750	12,601
4.2% 8/8/23	7,000	7,479
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,534
5% 4/11/22	6,170	6,809
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,524
3.5% 3/15/22	1,650	1,720
4.5% 6/1/18	824	841
8.25% 3/1/38	2,079	3,192
HSBC Holdings PLC:
2.65% 1/5/22	6,000	6,044
3.4% 3/8/21	10,600	10,985
3.9% 5/25/26	11,000	11,544
4.25% 8/18/25	5,600	5,853
4.375% 11/23/26	21,700	22,813
4.875% 1/14/22	10,100	11,090
5.1% 4/5/21	2,800	3,068
5.25% 3/14/44	4,600	5,349
6.5% 9/15/37	10,500	13,686
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,670
2.625% 9/24/18	7,500	7,578
3.5% 6/23/24	7,000	7,278
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,868
2.6% 8/2/18	4,675	4,710
3.15% 3/14/21	9,500	9,776
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,205
1.75% 4/14/22	1,875	1,867
1.875% 6/16/20	5,270	5,307
1.875% 3/15/21	3,900	3,925
2% 6/2/26	4,000	3,923
2.125% 1/18/22	6,100	6,182
2.375% 7/7/27	6,730	6,782
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,080
1.875% 7/21/26	3,800	3,587
2.125% 2/10/25	2,000	1,953
2.25% 11/4/26	5,230	5,068
2.75% 1/21/26	3,170	3,221
2.875% 6/1/27	7,600	7,750
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,279
2.25% 1/23/20	8,875	8,948
2.35% 1/28/19	23,000	23,224
2.776% 4/25/23 (b)	5,000	5,042
2.95% 10/1/26	25,230	24,843
3.25% 9/23/22	4,000	4,142
3.3% 4/1/26	9,000	9,079
3.375% 5/1/23	1,900	1,950
3.54% 5/1/28 (b)	17,000	17,319
3.875% 9/10/24	7,725	8,088
3.882% 7/24/38 (b)	4,500	4,547
4.125% 12/15/26	5,875	6,189
4.35% 8/15/21	2,000	2,155
4.5% 1/24/22	13,000	14,132
4.625% 5/10/21	1,500	1,627
4.85% 2/1/44	5,000	5,784
4.95% 6/1/45	2,550	2,903
5.5% 10/15/40	5,700	7,036
5.6% 7/15/41	1,500	1,871
5.625% 8/16/43	5,000	6,097
6.3% 4/23/19	10,000	10,723
KeyCorp. 2.9% 9/15/20	5,800	5,938
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,970
4.65% 3/24/26	8,600	9,141
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,203
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,972
2.998% 2/22/22	9,200	9,411
3.85% 3/1/26	6,580	6,950
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,745
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,774
Nordic Investment Bank 2.125% 2/1/22	3,800	3,852
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,829
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,278
PNC Bank NA:
2.4% 10/18/19	4,750	4,806
2.6% 7/21/20	6,680	6,804
2.625% 2/17/22	12,000	12,202
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,008
PNC Funding Corp. 6.7% 6/10/19	2,500	2,708
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,589
4.5% 1/11/21	1,000	1,074
5.25% 5/24/41	3,000	3,706
Rabobank Nederland:
3.75% 7/21/26	19,250	19,657
4.375% 8/4/25	6,000	6,370
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,896
Regions Financial Corp.:
2% 5/15/18	3,650	3,656
2.75% 8/14/22	7,580	7,623
3.2% 2/8/21	22,090	22,680
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,625
2.75% 2/1/22	13,000	13,327
4.65% 1/27/26	12,990	14,052
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,890
4.8% 4/5/26	6,600	7,065
Societe Generale SA 2.625% 10/1/18	3,750	3,789
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,766
2.45% 1/16/20	5,000	5,058
2.5% 7/19/18	4,351	4,384
3.4% 7/11/24	5,725	5,948
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	15,034
2.784% 7/12/22	10,490	10,606
2.846% 1/11/22	10,600	10,774
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,019
2.5% 5/1/19	2,000	2,022
3.3% 5/15/26	7,600	7,605
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,877
Synchrony Bank 3% 6/15/22	7,000	7,011
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,255
U.S. Bancorp:
3.1% 4/27/26	9,000	9,076
4.125% 5/24/21	3,000	3,223
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,958
2.6% 7/22/20	7,640	7,766
2.625% 7/22/22	14,780	14,869
3% 10/23/26	20,330	20,101
3.3% 9/9/24	4,625	4,741
3.45% 2/13/23	3,675	3,786
3.55% 9/29/25	4,240	4,389
3.9% 5/1/45	4,760	4,819
4.1% 6/3/26	3,225	3,387
4.4% 6/14/46	7,140	7,404
4.48% 1/16/24	3,816	4,139
4.75% 12/7/46	5,000	5,446
4.9% 11/17/45	2,770	3,056
5.375% 11/2/43	1,850	2,166
5.606% 1/15/44	11,380	13,705
5.625% 12/11/17	5,972	6,037
Westpac Banking Corp.:
2% 8/19/21	8,580	8,516
2.3% 5/26/20	3,000	3,033
2.5% 6/28/22	25,430	25,547
2.85% 5/13/26	4,750	4,713
4.875% 11/19/19	3,700	3,938
Zions Bancorp. 4.5% 6/13/23	207	222
		1,518,898
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,859
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	10,183
2.8% 5/4/26	5,630	5,599
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,075
4.25% 5/24/21	6,500	7,005
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	9,343
Credit Suisse AG 6% 2/15/18	15,651	15,939
Deutsche Bank AG 4.5% 4/1/25	3,000	3,029
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,931
4.1% 1/13/26	9,800	10,179
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,961
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,900
2.85% 3/30/25	3,800	3,820
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	27,313
2.375% 1/22/18	9,950	9,979
2.55% 10/23/19	11,000	11,131
2.625% 1/31/19	12,850	12,983
2.9% 7/19/18	2,800	2,828
3% 4/26/22	7,220	7,340
3.5% 1/23/25	5,000	5,095
3.625% 1/22/23	9,000	9,357
3.75% 2/25/26	5,820	6,006
3.85% 7/8/24	3,800	3,981
3.85% 1/26/27	19,560	20,150
4.25% 10/21/25	5,000	5,237
5.25% 7/27/21	4,500	4,957
5.75% 1/24/22	4,300	4,857
5.95% 1/18/18	3,000	3,047
6% 6/15/20	1,650	1,820
6.15% 4/1/18	7,451	7,638
6.75% 10/1/37	14,860	19,565
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,716
3.75% 12/1/25	5,750	6,140
4% 10/15/23	3,750	4,049
Lazard Group LLC 4.25% 11/14/20	2,650	2,814
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,217
7.75% 5/14/38	4,175	6,113
Morgan Stanley:
2.125% 4/25/18	8,000	8,023
2.375% 7/23/19	7,550	7,608
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	17,380	17,519
2.65% 1/27/20	11,000	11,174
2.75% 5/19/22	12,000	12,103
3.125% 7/27/26	5,600	5,527
3.7% 10/23/24	6,000	6,250
3.75% 2/25/23	6,775	7,106
3.875% 4/29/24	14,680	15,450
3.875% 1/27/26	5,250	5,488
3.95% 4/23/27	19,030	19,454
3.971% 7/22/38 (b)	6,250	6,323
4.3% 1/27/45	2,000	2,097
4.375% 1/22/47	8,000	8,476
5.5% 7/28/21	3,400	3,791
5.625% 9/23/19	2,000	2,144
5.75% 1/25/21	5,000	5,555
5.95% 12/28/17	5,745	5,823
6.375% 7/24/42	2,900	3,915
6.625% 4/1/18	5,055	5,197
7.25% 4/1/32	1,000	1,384
7.3% 5/13/19	3,000	3,266
State Street Corp. 2.65% 5/19/26	7,550	7,463
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,591
5.45% 5/15/19	2,000	2,124
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,000
3.35% 5/15/26	7,000	7,107
4.7% 10/15/19	4,000	4,213
		490,383
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,711
3.65% 7/21/27	4,500	4,523
4.5% 5/15/21	14,100	14,986
4.625% 7/1/22	9,450	10,186
American Express Co.:
4.05% 12/3/42	6,975	7,136
7% 3/19/18	5,750	5,916
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,470
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,713
4.75% 7/15/21	4,000	4,343
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,648
1.7% 8/9/21	9,390	9,253
2% 3/5/20	3,900	3,919
2.1% 6/9/19	1,600	1,612
2.25% 12/1/19	6,600	6,669
2.4% 8/9/26	2,850	2,773
2.85% 6/1/22	4,000	4,100
Discover Financial Services 5.2% 4/27/22	1,000	1,095
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,438
2.875% 10/1/18	1,575	1,591
3.2% 1/15/21	3,600	3,672
3.219% 1/9/22	3,500	3,556
3.336% 3/18/21	4,250	4,354
4.134% 8/4/25	7,000	7,196
4.25% 9/20/22	1,800	1,904
4.375% 8/6/23	4,000	4,222
4.389% 1/8/26	3,290	3,413
5.875% 8/2/21	11,375	12,711
Synchrony Financial:
2.7% 2/3/20	8,000	8,078
3% 8/15/19	5,675	5,757
3.7% 8/4/26	4,723	4,669
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,996
2.1% 1/17/19	6,000	6,046
2.125% 7/18/19	10,400	10,499
2.15% 3/12/20	6,750	6,819
2.6% 1/11/22	8,000	8,155
2.75% 5/17/21	2,600	2,664
		201,793
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,502
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,447
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,578
3.125% 3/15/26	11,500	11,773
4.5% 2/11/43	2,000	2,232
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,683
3.9% 3/15/27	5,640	5,639
4.125% 6/15/26	7,550	7,660
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22 (a)	12,250	12,440
3.875% 1/15/27 (a)	8,100	8,334
Export Development Canada 1% 6/15/18	5,290	5,275
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,800
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,764
4.418% 11/15/35	20,239	22,135
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,212
5.875% 1/14/38	4,474	5,836
6.875% 1/10/39	1,146	1,665
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	17,619
ING U.S., Inc. 5.7% 7/15/43	3,750	4,449
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,590
1.375% 5/24/21	5,659	5,593
2% 1/26/22	9,427	9,501
KfW:
1% 1/26/18	11,500	11,490
1.125% 8/6/18	5,700	5,687
1.5% 2/6/19	4,200	4,203
1.5% 6/15/21	29,860	29,603
1.75% 10/15/19	15,575	15,654
1.875% 6/30/20	5,670	5,714
2% 5/2/25	3,825	3,783
2.125% 3/7/22	8,182	8,280
2.5% 11/20/24	10,425	10,664
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,128
Ontario Province 2% 1/30/19	5,000	5,029
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,709
Voya Financial, Inc. 3.65% 6/15/26	15,789	16,027
		293,698
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,370
4.35% 11/3/45	4,000	4,423
5.9% 6/15/19	3,000	3,217
AFLAC, Inc. 4% 10/15/46	3,780	3,836
Allstate Corp.:
3.28% 12/15/26	4,720	4,861
4.2% 12/15/46	7,560	8,053
American International Group, Inc.:
3.375% 8/15/20	5,775	6,004
3.75% 7/10/25	2,850	2,961
3.875% 1/15/35	2,700	2,655
3.9% 4/1/26	3,770	3,940
4.5% 7/16/44	8,875	9,247
4.875% 6/1/22	9,000	9,949
5.85% 1/16/18	2,000	2,030
6.4% 12/15/20	2,900	3,277
Aon PLC:
3.5% 6/14/24	2,000	2,078
4% 11/27/23	3,000	3,230
4.6% 6/14/44	1,600	1,729
4.75% 5/15/45	5,880	6,481
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,523
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,306
Lincoln National Corp. 3.625% 12/12/26	6,000	6,142
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,888
2.35% 3/6/20	4,750	4,802
2.55% 10/15/18	5,800	5,848
3.5% 6/3/24	1,900	1,983
4.05% 10/15/23	6,775	7,258
4.35% 1/30/47	2,800	3,039
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,604
5.875% 2/6/41	2,400	3,070
7.717% 2/15/19	9,000	9,768
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,092
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	8,463
Progressive Corp. 2.45% 1/15/27	4,740	4,571
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,934
5.1% 8/15/43	4,000	4,671
5.4% 6/13/35	447	530
5.625% 5/12/41	2,000	2,465
5.7% 12/14/36	380	470
6.2% 11/15/40	2,400	3,152
7.375% 6/15/19	3,000	3,289
The Chubb Corp.:
5.75% 5/15/18	4,175	4,299
6.5% 5/15/38	3,510	4,854
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,591
6.25% 6/15/37	8,350	11,164
		199,117

TOTAL FINANCIALS		2,703,889

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,736
2.5% 5/14/20	7,100	7,191
2.9% 11/6/22	5,700	5,783
3.6% 5/14/25	9,000	9,303
4.3% 5/14/36	2,760	2,885
4.4% 11/6/42	4,775	4,950
4.7% 5/14/45	8,980	9,717
Amgen, Inc.:
2.2% 5/22/19	11,425	11,490
2.6% 8/19/26	10,500	10,098
3.125% 5/1/25	2,000	2,027
3.875% 11/15/21	9,600	10,177
4.4% 5/1/45	4,000	4,174
4.663% 6/15/51	12,474	13,465
Celgene Corp.:
2.875% 8/15/20	3,000	3,075
3.875% 8/15/25	9,500	10,061
5% 8/15/45	4,300	4,910
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,825
3.65% 3/1/26	6,180	6,488
4.15% 3/1/47	7,070	7,260
4.75% 3/1/46	11,000	12,295
		142,910
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,546
3.75% 11/30/26	12,300	12,735
4.75% 11/30/36	4,500	4,931
4.9% 11/30/46	10,400	11,639
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,938
3.7% 6/6/27	6,740	6,824
4.685% 12/15/44	13,900	14,596
Danaher Corp. 2.4% 9/15/20	7,361	7,482
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	15,144
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,481
4.625% 3/15/45	12,925	14,694
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,563
		139,573
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
4.125% 6/1/21	7,000	7,443
4.125% 11/15/42	4,411	4,655
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,750
4.35% 11/1/42	2,000	1,896
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,611
Cigna Corp. 4% 2/15/22	4,600	4,911
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,817
3% 7/15/23	10,000	10,069
4.5% 2/25/26	11,660	12,582
6.125% 11/15/41	3,000	3,629
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,178
Humana, Inc. 4.95% 10/1/44	2,500	2,880
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,149
McKesson Corp.:
1.4% 3/15/18	4,725	4,720
3.796% 3/15/24	5,000	5,285
4.883% 3/15/44	5,000	5,518
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,239
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,684
4.063% 8/1/56	2,630	2,688
NYU Hospitals Center 4.784% 7/1/44	7,600	8,517
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,649
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,875
2.3% 12/15/19	8,625	8,722
2.7% 7/15/20	6,000	6,153
2.875% 12/15/21	2,575	2,654
3.375% 4/15/27	5,400	5,595
3.75% 7/15/25	3,500	3,727
4.2% 1/15/47	3,600	3,880
4.375% 3/15/42	11,800	12,861
4.75% 7/15/45	1,670	1,946
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,001
3.3% 1/15/23	2,000	2,071
4.625% 5/15/42	2,600	2,839
4.65% 1/15/43	2,000	2,199
5.8% 8/15/40	4,000	4,975
		166,326
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,871
3% 4/15/23	4,670	4,767
4.15% 2/1/24	4,379	4,725
5.3% 2/1/44	5,820	6,875
		19,238
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,658
3.45% 3/15/22	18,025	18,727
3.8% 3/15/25	8,820	9,223
4.55% 3/15/35	6,650	7,129
4.75% 3/15/45	6,330	6,920
Allergan PLC 3.25% 10/1/22	3,000	3,079
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,770
5.9% 9/15/17	4,505	4,510
6.45% 9/15/37	3,250	4,298
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,604
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,837
6.375% 5/15/38	7,218	9,946
Johnson & Johnson:
1.65% 3/1/21	3,770	3,763
2.45% 3/1/26	5,590	5,526
3.625% 3/3/37	4,000	4,181
4.5% 12/5/43	6,625	7,794
4.85% 5/15/41	4,260	5,200
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,994
1.85% 2/10/20	9,000	9,028
2.4% 9/15/22	2,000	2,036
3.6% 9/15/42	2,000	1,973
3.7% 2/10/45	6,400	6,468
3.875% 1/15/21	1,000	1,062
5% 6/30/19	5,970	6,329
Mylan N.V.:
3.15% 6/15/21	2,000	2,028
3.95% 6/15/26	2,830	2,883
5.25% 6/15/46	3,300	3,568
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,688
2.4% 9/21/22	3,750	3,806
3% 11/20/25	10,470	10,705
3.1% 5/17/27	1,890	1,933
3.7% 9/21/42	2,825	2,864
4% 11/20/45	5,240	5,580
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,737
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,217
4.9% 12/15/44	2,268	2,281
Pfizer, Inc.:
3% 12/15/26	6,700	6,823
4% 12/15/36	6,500	7,025
4.125% 12/15/46	3,290	3,524
4.4% 5/15/44	4,190	4,650
7.2% 3/15/39	5,400	8,124
Sanofi SA 1.25% 4/10/18	7,550	7,548
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,259
2.875% 9/23/23	9,450	9,401
3.2% 9/23/26	18,810	18,512
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,418
2.8% 7/21/23	11,370	10,715
3.15% 10/1/26	4,700	4,301
4.1% 10/1/46	8,449	7,117
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,173
4.7% 2/1/43	1,300	1,418
		335,353

TOTAL HEALTH CARE		803,400

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,937
4.7% 5/15/46	5,700	6,461
4.85% 9/15/41	2,700	3,118
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,909
3.85% 4/15/45	1,875	1,880
4.75% 6/1/43	4,000	4,596
Raytheon Co.:
3.125% 10/15/20	2,000	2,081
3.15% 12/15/24	8,900	9,246
4.875% 10/15/40	1,000	1,191
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,656
4.35% 4/15/47	6,600	6,924
The Boeing Co.:
2.125% 3/1/22	3,760	3,778
2.5% 3/1/25	4,600	4,558
3.65% 3/1/47	2,760	2,766
6% 3/15/19	1,000	1,066
6.875% 3/15/39	3,300	4,866
United Technologies Corp.:
2.3% 5/4/22	10,000	10,001
2.65% 11/1/26	4,800	4,677
3.1% 6/1/22	2,875	2,973
3.75% 11/1/46	3,850	3,701
4.5% 4/15/20	4,000	4,267
4.5% 6/1/42	7,380	7,935
5.7% 4/15/40	2,000	2,494
		112,081
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,467
3.2% 2/1/25	3,820	3,929
3.9% 2/1/35	5,900	5,986
4.4% 1/15/47	4,500	4,616
4.55% 4/1/46	1,500	1,587
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,340
6.2% 1/15/38	2,500	3,426
		38,351
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,736	2,933
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,597	7,703
Continental Airlines, Inc.:
4% 10/29/24	3,865	4,048
6.648% 9/15/17	104	104
6.9% 1/2/18	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	672	687
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,522
		25,029
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,199
3.2% 3/15/25	11,275	11,509
5.5% 9/15/19	4,000	4,285
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,276
2.9% 9/15/22	6,675	6,863
		32,132
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,774
2.75% 11/2/22	5,725	5,809
4% 11/2/32	1,900	2,013
4.15% 11/2/42	1,900	1,959
Fortive Corp. 2.35% 6/15/21	6,600	6,613
General Electric Capital Corp. 6.15% 8/7/37	544	724
		21,892
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	4,006
3.125% 9/19/46	2,760	2,537
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,238
6% 10/15/17	2,902	2,916
Danaher Corp. 4.375% 9/15/45	2,370	2,696
General Electric Co.:
3.375% 3/11/24	5,500	5,816
4.5% 3/11/44	14,650	16,340
5.25% 12/6/17	18,540	18,678
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,958
5.375% 3/1/41	1,400	1,760
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,688
2.8% 12/15/21	6,610	6,698
3.8% 12/15/26	8,500	8,856
		85,187
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,111
3.803% 8/15/42	2,500	2,564
5.3% 9/15/35	7,000	8,423
Deere & Co. 5.375% 10/16/29	1,000	1,238
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,161
4.65% 11/1/44	6,000	6,644
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,673
1.95% 12/13/18	4,825	4,849
1.95% 3/4/19	9,600	9,660
2.05% 3/10/20	7,675	7,744
2.25% 4/17/19	10,250	10,360
2.55% 1/8/21	10,401	10,607
2.65% 6/10/26	5,000	4,958
2.8% 1/27/23	5,000	5,117
2.8% 3/6/23	3,250	3,324
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,758
4.1% 3/1/47 (a)	5,660	5,900
		103,641
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,297
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,900
3.05% 3/15/22	10,000	10,380
3.25% 6/15/27	7,500	7,774
3.9% 8/1/46	4,640	4,719
4.15% 4/1/45	1,700	1,788
4.375% 9/1/42	4,500	4,846
4.55% 9/1/44	3,000	3,329
4.9% 4/1/44	4,000	4,654
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,135
3.2% 8/2/46	3,300	3,084
CSX Corp.:
3.4% 8/1/24	4,625	4,786
3.8% 11/1/46	5,720	5,510
3.95% 5/1/50	3,575	3,461
4.1% 3/15/44	6,775	6,846
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,723
3.25% 12/1/21	5,000	5,194
3.95% 10/1/42	1,900	1,943
4.65% 1/15/46	3,260	3,689
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,678
3% 4/15/27	5,000	5,076
3.35% 8/15/46	4,720	4,440
3.799% 10/1/51	2,800	2,791
		112,043
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,409
3.375% 6/1/21	14,024	14,467
3.75% 2/1/22	3,820	4,015
		27,891

TOTAL INDUSTRIALS		558,247

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	10,052
3.5% 6/15/25	4,270	4,523
4.45% 1/15/20	2,000	2,128
4.95% 2/15/19	3,479	3,645
5.9% 2/15/39	12,416	16,331
		36,679
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,382
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,082
6.02% 6/15/26 (a)	16,140	18,018
8.35% 7/15/46 (a)	2,890	3,741
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,031
2.375% 12/17/18	3,000	3,017
3.45% 8/1/24	3,650	3,818
6.55% 10/1/17	2,338	2,346
7.125% 10/1/37	2,475	3,568
		63,003
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,180
3.625% 5/19/21	3,780	4,013
		6,193
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,868
IBM Corp.:
2.5% 1/27/22	7,800	7,934
3.625% 2/12/24	10,000	10,529
4.7% 2/19/46	4,950	5,528
7.625% 10/15/18	13,000	13,855
MasterCard, Inc. 3.8% 11/21/46	3,800	3,940
Visa, Inc.:
2.2% 12/14/20	5,700	5,772
3.15% 12/14/25	9,010	9,277
4.3% 12/14/45	6,640	7,379
		69,082
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	10,095
Intel Corp.:
2.35% 5/11/22	17,000	17,185
3.3% 10/1/21	15,000	15,769
4.1% 5/19/46	7,000	7,383
4.9% 7/29/45	3,000	3,547
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,575
4.3% 5/20/47	10,100	10,435
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,805
		75,794
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,878
2.4% 2/6/22	15,000	15,255
2.7% 2/12/25	17,175	17,364
3.45% 8/8/36	6,100	6,148
3.625% 12/15/23	26,150	27,990
3.7% 8/8/46	16,730	16,816
3.95% 8/8/56	5,000	5,106
4.1% 2/6/37	7,400	8,083
4.2% 6/1/19	2,000	2,094
4.25% 2/6/47	4,780	5,266
4.45% 11/3/45	12,570	14,206
5.3% 2/8/41	1,500	1,875
Oracle Corp.:
1.9% 9/15/21	8,400	8,379
2.25% 10/8/19	4,725	4,787
2.5% 5/15/22	9,600	9,745
2.65% 7/15/26	9,000	8,846
2.95% 5/15/25	5,000	5,095
3.4% 7/8/24	4,725	4,950
3.85% 7/15/36	4,000	4,163
4% 7/15/46	9,800	10,084
4.125% 5/15/45	3,000	3,142
4.3% 7/8/34	3,875	4,253
5.375% 7/15/40	12,500	15,261
5.75% 4/15/18	7,400	7,589
		226,375
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,538
2.15% 2/9/22	5,000	5,011
2.25% 2/23/21	15,000	15,169
2.3% 5/11/22	8,000	8,055
2.45% 8/4/26	20,600	20,005
2.7% 5/13/22	6,650	6,821
3.2% 5/13/25	10,490	10,850
3.2% 5/11/27	5,570	5,696
3.85% 5/4/43	13,000	13,202
4.25% 2/9/47	2,500	2,708
4.375% 5/13/45	4,690	5,172
4.65% 2/23/46	5,650	6,478
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,398
4.9% 10/15/25 (b)	9,750	10,350
6.2% 10/15/35 (b)	3,890	4,195
6.35% 10/15/45 (b)	1,880	1,996
HP, Inc.:
4.3% 6/1/21	2,780	2,961
6% 9/15/41	1,500	1,599
Xerox Corp.:
2.75% 3/15/19	5,000	5,029
4.5% 5/15/21	4,000	4,224
5.625% 12/15/19	1,000	1,068
		144,525

TOTAL INFORMATION TECHNOLOGY		621,651

MATERIALS - 1.0%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	4,040
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,051
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,255
4.15% 2/15/43	4,000	4,086
4.625% 1/15/20	3,000	3,190
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,178
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,648
2.25% 1/12/20	3,775	3,816
2.7% 11/1/26	6,600	6,434
5.5% 12/8/41	3,000	3,746
LYB International Finance BV:
4% 7/15/23	5,625	5,986
4.875% 3/15/44	5,850	6,331
LYB International Finance II BV 3.5% 3/2/27	9,470	9,497
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,780
5% 4/15/19	1,000	1,041
Monsanto Co.:
2.125% 7/15/19	7,458	7,478
2.75% 7/15/21	6,357	6,423
2.85% 4/15/25	3,825	3,768
3.95% 4/15/45	1,390	1,328
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,816
4% 12/15/26	11,400	12,025
4.875% 3/30/20	1,500	1,591
5.625% 12/1/40	1,800	2,151
Praxair, Inc.:
2.2% 8/15/22	2,000	2,005
2.45% 2/15/22	4,650	4,710
3.2% 1/30/26	6,340	6,556
3.55% 11/7/42	2,000	1,982
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,775
3.45% 6/1/27	4,730	4,778
4.5% 6/1/47	8,530	8,971
The Dow Chemical Co.:
3% 11/15/22	4,900	5,029
4.125% 11/15/21	7,700	8,227
4.375% 11/15/42	4,875	5,000
8.55% 5/15/19	2,358	2,618
9.4% 5/15/39	3,000	5,074
The Mosaic Co.:
4.25% 11/15/23	10,888	11,409
5.625% 11/15/43	3,750	3,918
Westlake Chemical Corp. 5% 8/15/46	2,000	2,172
		183,883
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,270
International Paper Co.:
3.65% 6/15/24	4,725	4,939
3.8% 1/15/26	2,880	2,978
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,600
5.15% 5/15/46	1,810	2,026
		29,674
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	4,500	5,216
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	9,587
5% 9/30/43	3,000	3,554
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,058
Nucor Corp.:
4% 8/1/23	3,000	3,215
5.2% 8/1/43	4,000	4,773
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,399
3.75% 6/15/25	21,300	22,691
7.125% 7/15/28	2,000	2,705
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,149
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,803
5.25% 11/8/42	5,775	6,160
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	12,013
5.625% 9/15/19	6,210	6,688
5.875% 6/10/21	8,220	9,114
Vale SA 5.625% 9/11/42	6,600	6,716
		106,841

TOTAL MATERIALS		320,398

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,913
American Tower Corp.:
3.4% 2/15/19	7,475	7,634
3.55% 7/15/27	8,550	8,520
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,957
4.125% 5/15/21	2,100	2,230
DDR Corp.:
3.375% 5/15/23	2,825	2,797
3.9% 8/15/24	4,538	4,594
4.625% 7/15/22	1,900	2,011
Duke Realty LP:
3.625% 4/15/23	2,750	2,859
3.75% 12/1/24	5,750	6,015
ERP Operating LP:
2.375% 7/1/19	5,750	5,807
3% 4/15/23	1,875	1,916
4.625% 12/15/21	5,700	6,208
Federal Realty Investment Trust 3% 8/1/22	4,750	4,825
HCP, Inc.:
3.4% 2/1/25	8,000	8,069
3.875% 8/15/24	7,575	7,899
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,474
3.75% 3/15/23	8,660	9,114
Kimco Realty Corp.:
3.8% 4/1/27	4,000	4,098
4.45% 9/1/47	5,180	5,236
6.875% 10/1/19	1,000	1,097
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,357
4.5% 1/15/25	8,010	8,235
4.5% 4/1/27	9,500	9,644
Simon Property Group LP:
2.625% 6/15/22	7,930	8,026
4.125% 12/1/21	3,200	3,424
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,855
		146,644
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,887
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,205
Digital Realty Trust LP 3.7% 8/15/27	8,000	8,137
Liberty Property LP:
3.25% 10/1/26	4,660	4,612
3.375% 6/15/23	2,775	2,838
3.75% 4/1/25	4,750	4,925
4.4% 2/15/24	7,425	7,994
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,829
3.15% 5/15/23	4,700	4,485
4.5% 4/18/22	4,210	4,333
Tanger Properties LP:
3.75% 12/1/24	6,500	6,611
3.875% 7/15/27	6,200	6,231
Ventas Realty LP:
3.125% 6/15/23	6,315	6,381
3.25% 10/15/26	3,500	3,456
3.5% 2/1/25	4,000	4,062
3.85% 4/1/27	9,500	9,758
4.125% 1/15/26	1,450	1,526
4.375% 2/1/45	3,000	3,028
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,755
		98,118

TOTAL REAL ESTATE		244,762

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,406
2.8% 2/17/21	9,000	9,122
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	9,208
3.8% 3/15/22	10,000	10,456
4.125% 2/17/26	27,320	28,307
4.35% 6/15/45	24,760	22,559
4.5% 3/9/48	9,570	8,858
4.55% 3/9/49	183	169
4.75% 5/15/46	10,300	9,867
4.9% 8/14/37	7,660	7,752
5.15% 2/14/50	24,040	24,241
5.55% 8/15/41	7,300	7,926
5.8% 2/15/19	4,000	4,221
5.875% 10/1/19	2,905	3,129
6.3% 1/15/38	838	984
6.35% 3/15/40	1,000	1,170
6.375% 3/1/41	6,850	8,098
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,986
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,764
Orange SA:
5.375% 7/8/19	4,000	4,250
5.5% 2/6/44	3,000	3,682
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	14,001
5.213% 3/8/47	6,550	7,284
5.462% 2/16/21	2,700	2,978
5.877% 7/15/19	2,000	2,143
7.045% 6/20/36	2,600	3,443
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,676
3.5% 11/1/24	3,000	3,055
4.272% 1/15/36	24,278	23,605
4.4% 11/1/34	3,775	3,779
4.5% 9/15/20	23,600	25,316
4.75% 11/1/41	1,000	988
5.012% 4/15/49	11,779	11,829
5.012% 8/21/54	12,557	12,346
5.25% 3/16/37	15,500	16,715
5.5% 3/16/47	3,000	3,242
6.55% 9/15/43	12,516	15,701
		356,885
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,465
6.125% 11/15/37	8,365	10,288
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,428
3.625% 12/15/25	2,000	2,078
4.1% 10/1/23	4,825	5,177
5.45% 10/1/43	5,775	6,930
Vodafone Group PLC:
1.5% 2/19/18	7,700	7,700
2.5% 9/26/22	3,000	3,027
2.95% 2/19/23	6,900	7,034
5.45% 6/10/19	6,000	6,363
		56,490

TOTAL TELECOMMUNICATION SERVICES		413,375

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,025
4.15% 8/15/44	4,650	5,021
5.2% 6/1/41	3,850	4,611
AmerenUE 3.9% 9/15/42	3,700	3,898
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	4,103
Appalachian Power Co. 4.45% 6/1/45	6,000	6,703
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,970
3.5% 8/15/46	2,500	2,406
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,882
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,791
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,162
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,280
3.4% 9/1/21	1,000	1,046
3.65% 6/15/46	2,860	2,866
3.7% 3/1/45	3,100	3,130
5.8% 3/15/18	9,945	10,158
Detroit Edison Co. 2.65% 6/15/22	8,000	8,135
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	6,061
3.75% 6/1/45	2,000	2,055
4% 9/30/42	3,750	3,999
5.25% 1/15/18	4,355	4,412
Duke Energy Corp.:
1.8% 9/1/21	15,460	15,245
2.1% 6/15/18	4,650	4,663
2.65% 9/1/26	6,650	6,400
3.4% 10/1/46	2,500	2,398
3.75% 4/15/24	6,000	6,363
3.75% 9/1/46	4,750	4,583
3.95% 10/15/23	2,443	2,607
4.8% 12/15/45	2,790	3,136
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,949
4.375% 3/30/44	2,000	2,225
Edison International:
2.95% 3/15/23	8,190	8,345
3.75% 9/15/17	3,000	3,002
Entergy Corp.:
2.95% 9/1/26	4,700	4,599
4% 7/15/22	6,640	7,081
Eversource Energy 3.35% 3/15/26	6,610	6,738
Exelon Corp.:
3.95% 6/15/25	7,830	8,266
5.1% 6/15/45	1,100	1,267
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,684
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,276
3.25% 6/1/24	4,725	4,933
4.05% 10/1/44	5,419	5,897
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,843
Nevada Power Co. 6.5% 8/1/18	1,555	1,623
Northern States Power Co.:
3.4% 8/15/42	2,000	1,958
4.125% 5/15/44	4,500	4,858
5.25% 3/1/18	10,500	10,679
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,020
2.95% 3/1/26	6,800	6,855
3.75% 8/15/42	5,900	5,867
4% 12/1/46	5,600	5,881
5.4% 1/15/40	4,000	4,934
PacifiCorp:
3.6% 4/1/24	4,000	4,246
6% 1/15/39	6,193	8,263
Pennsylvania Electric Co. 6.05% 9/1/17	757	757
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,259
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,977
3.4% 6/1/23	2,675	2,776
4.2% 6/15/22	2,000	2,158
4.7% 6/1/43	1,800	2,000
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,790
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,811
6% 12/1/39	5,200	6,696
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	11,076
3.8% 6/15/47	4,630	4,791
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,860
4% 6/1/44	5,000	5,248
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,096
Southern Co.:
2.35% 7/1/21	6,600	6,592
3.25% 7/1/26	11,000	10,961
4.4% 7/1/46	7,320	7,575
Tampa Electric Co. 6.15% 5/15/37	6,260	7,966
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,069
3.45% 2/15/24	2,750	2,876
4.2% 5/15/45	2,400	2,602
4.45% 2/15/44	2,750	3,065
5% 6/30/19	5,000	5,283
6% 5/15/37	2,000	2,629
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,057
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,056
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	14,095
3.35% 12/1/26	3,000	3,080
		420,493
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,970
Southern California Gas Co. 2.6% 6/15/26	13,230	13,045
		19,015
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,749
4.75% 6/15/46	5,210	5,569
		14,318
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,393
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,341
5.15% 11/15/43	1,650	1,978
5.75% 4/1/18	3,750	3,836
6.5% 9/15/37	7,605	10,365
CenterPoint Energy, Inc. 2.5% 9/1/22	7,500	7,541
CMS Energy Corp. 4.875% 3/1/44	5,000	5,681
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,138
4.45% 3/15/44	8,000	8,986
5.5% 12/1/39	2,500	3,170
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,500
Consumers Energy Co. 2.85% 5/15/22	6,650	6,850
Delmarva Power & Light 4% 6/1/42	4,000	4,176
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	1,000	917
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)	1,000	969
2.5% 12/1/19	6,700	6,778
3.9% 10/1/25	12,900	13,673
4.9% 8/1/41	2,000	2,248
DTE Energy Co. 2.85% 10/1/26	6,000	5,829
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	4,070
NiSource Finance Corp.:
4.375% 5/15/47	4,780	5,091
4.8% 2/15/44	5,500	6,154
6.25% 12/15/40	2,453	3,108
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,303
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,154
Sempra Energy:
2.4% 3/15/20	12,406	12,512
2.875% 10/1/22	3,000	3,036
3.25% 6/15/27	6,100	6,085
4.05% 12/1/23	5,000	5,344
6% 10/15/39	1,000	1,291
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	4,228	4,091
		161,608

TOTAL UTILITIES		615,434

TOTAL NONCONVERTIBLE BONDS
(Cost $8,238,507)		8,559,189

U.S. Government and Government Agency Obligations - 42.7%
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,437
1.25% 8/17/21	30,311	29,805
1.5% 11/30/20	18,106	18,061
1.875% 9/18/18	15,050	15,144
1.875% 4/5/22	32,247	32,427
1.875% 9/24/26	13,350	12,912
2.125% 4/24/26	4,000	3,966
2.625% 9/6/24	4,000	4,151
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,578
1.125% 7/14/21	13,270	13,016
1.375% 2/18/21	20,300	20,179
1.875% 11/29/21	19,170	19,322
5.5% 7/15/36	1,500	2,058
Freddie Mac:
1% 12/15/17	59,006	58,996
1.375% 5/1/20	14,000	13,975
2.375% 1/13/22	13,000	13,347
3.75% 3/27/19	2,300	2,386
6.25% 7/15/32	7,700	11,115
6.75% 3/15/31	26,000	38,276
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,781
5.375% 4/1/56	5,395	7,489

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		500,421

U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	48,414
2.5% 2/15/45	106,220	101,660
2.5% 2/15/46	89,150	85,062
2.5% 5/15/46	78,650	75,009
2.875% 8/15/45	78,240	80,590
2.875% 11/15/46	122,930	126,522
3% 11/15/44	8,970	9,481
3% 5/15/45	43,090	45,497
3% 11/15/45	86,290	91,043
3% 2/15/47	136,950	144,514
3% 5/15/47	23,280	24,578
3.125% 8/15/44	32,960	35,657
3.375% 5/15/44	72,390	81,835
3.5% 2/15/39	8,315	9,611
3.625% 8/15/43	26,640	31,325
3.625% 2/15/44	67,570	79,598
3.75% 11/15/43	44,780	53,794
3.875% 8/15/40	30,080	36,635
4.25% 5/15/39	26,000	33,298
4.25% 11/15/40	811	1,042
4.375% 2/15/38	8,200	10,665
4.375% 11/15/39	100	130
4.375% 5/15/40	8,000	10,439
4.375% 5/15/41	57,765	75,661
4.5% 2/15/36	113,580	149,486
4.5% 5/15/38	15,000	19,829
4.5% 8/15/39	39,000	51,625
4.625% 2/15/40	21,500	28,973
4.75% 2/15/37	68,560	93,193
4.75% 2/15/41	54,830	75,419
5% 5/15/37	170,520	238,502
5.375% 2/15/31	53,470	72,995
6.25% 5/15/30	86,360	124,864
8.875% 2/15/19	6,960	7,728
9% 11/15/18	4,000	4,373
9.125% 5/15/18	3,000	3,165
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,988
0.75% 1/31/18	108,470	108,305
0.75% 2/15/19	129,060	128,052
0.75% 7/15/19	218,640	216,334
0.75% 8/15/19	196,200	194,016
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	39,220	39,104
0.875% 4/15/19	111,790	110,995
0.875% 5/15/19	258,680	256,770
0.875% 6/15/19	158,550	157,324
0.875% 9/15/19	256,560	254,215
1% 12/15/17	47,000	46,986
1% 2/15/18	67,580	67,537
1% 3/15/18	56,600	56,556
1% 11/30/18	141,630	141,165
1% 3/15/19	44,780	44,574
1% 10/15/19	7,410	7,357
1% 11/15/19	176,850	175,503
1.125% 1/15/19	52,100	51,994
1.125% 2/28/21	39,910	39,361
1.125% 6/30/21	71,040	69,833
1.125% 7/31/21	270	265
1.125% 8/31/21	68,410	67,146
1.125% 9/30/21	171,290	167,965
1.25% 10/31/18	45,190	45,183
1.25% 11/15/18	30,680	30,675
1.25% 11/30/18	47,480	47,465
1.25% 12/15/18	33,630	33,616
1.25% 1/31/19	14,670	14,663
1.25% 4/30/19	100,760	100,662
1.25% 8/31/19	33,400	33,346
1.25% 1/31/20	825	823
1.25% 3/31/21	112,290	111,132
1.25% 10/31/21	44,670	43,989
1.25% 7/31/23	107,300	103,758
1.375% 6/30/18	31,800	31,836
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	77,470	77,558
1.375% 2/28/19	98,500	98,619
1.375% 7/31/19	70,270	70,336
1.375% 12/15/19	103,400	103,444
1.375% 1/15/20	135,670	135,691
1.375% 1/31/20	20,920	20,923
1.375% 2/15/20	161,270	161,270
1.375% 2/29/20	49,140	49,138
1.375% 3/31/20	6,630	6,629
1.375% 4/30/20	232,560	232,433
1.375% 8/31/20	78,960	78,800
1.375% 9/30/20	25,600	25,534
1.375% 10/31/20	5,720	5,701
1.375% 1/31/21	20,530	20,432
1.375% 4/30/21	85,980	85,412
1.375% 5/31/21	64,380	63,910
1.375% 6/30/23	65,070	63,443
1.375% 8/31/23	21,470	20,892
1.375% 9/30/23	79,110	76,944
1.5% 8/31/18	192,755	193,207
1.5% 12/31/18	4,060	4,072
1.5% 1/31/19	37,180	37,285
1.5% 2/28/19	32,250	32,339
1.5% 3/31/19	12,800	12,841
1.5% 10/31/19	36,700	36,815
1.5% 11/30/19	51,090	51,254
1.5% 4/15/20	163,720	164,174
1.5% 5/15/20	184,420	184,888
1.5% 5/31/20	39,630	39,724
1.5% 6/15/20	160,530	160,919
1.5% 7/15/20	307,300	307,960
1.5% 1/31/22	4,370	4,339
1.5% 2/28/23	15,050	14,818
1.5% 3/31/23	90,980	89,534
1.5% 8/15/26	87,340	83,116
1.625% 4/30/19	4,980	5,006
1.625% 7/31/19	43,010	43,249
1.625% 8/31/19	100,350	100,922
1.625% 12/31/19	8,990	9,044
1.625% 3/15/20	151,490	152,407
1.625% 6/30/20	50,460	50,742
1.625% 7/31/20	47,580	47,851
1.625% 11/30/20	94,780	95,176
1.625% 8/31/22	90,540	90,179
1.625% 4/30/23	47,390	46,909
1.625% 5/31/23	52,030	51,483
1.625% 10/31/23	94,170	92,905
1.625% 2/15/26	50,280	48,558
1.625% 5/15/26	5,610	5,406
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,321
1.75% 10/31/20	9,960	10,043
1.75% 12/31/20	71,130	71,686
1.75% 11/30/21	84,370	84,746
1.75% 3/31/22	117,000	117,343
1.75% 5/31/22	79,360	79,555
1.75% 6/30/22	27,300	27,350
1.75% 9/30/22	28,790	28,803
1.75% 1/31/23	25,640	25,593
1.875% 6/30/20	24,290	24,601
1.875% 11/30/21	81,260	82,085
1.875% 1/31/22	54,860	55,353
1.875% 2/28/22	131,780	132,959
1.875% 3/31/22	132,820	133,946
1.875% 4/30/22	121,810	122,776
1.875% 5/31/22	16,035	16,162
1.875% 7/31/22	139,950	140,994
1.875% 8/31/22	69,670	70,154
1.875% 10/31/22	27,400	27,568
1.875% 8/31/24	70,480	70,133
2% 11/30/20	31,910	32,421
2% 2/28/21	26,380	26,802
2% 5/31/21	40,290	40,918
2% 8/31/21	108,300	109,937
2% 10/31/21	29,700	30,139
2% 12/31/21	65,460	66,409
2% 7/31/22	48,060	48,687
2% 11/30/22	42,170	42,676
2% 4/30/24	58,490	58,780
2% 5/31/24	98,730	99,189
2% 6/30/24	97,830	98,224
2% 2/15/25	3,635	3,636
2% 8/15/25	36,140	36,057
2% 11/15/26	153,170	151,776
2.125% 8/31/20	49,753	50,740
2.125% 1/31/21	3,060	3,122
2.125% 6/30/21	7,260	7,406
2.125% 8/15/21	90,750	92,593
2.125% 9/30/21	43,640	44,511
2.125% 12/31/21	15,950	16,263
2.125% 6/30/22	40,770	41,542
2.125% 12/31/22	63,040	64,160
2.125% 11/30/23	116,310	118,118
2.125% 2/29/24	52,620	53,337
2.125% 3/31/24	114,480	115,996
2.125% 7/31/24	52,100	52,713
2.125% 5/15/25	58,355	58,827
2.25% 4/30/21	42,310	43,351
2.25% 7/31/21	31,690	32,470
2.25% 12/31/23	2,930	2,994
2.25% 1/31/24	76,020	77,659
2.25% 11/15/24	85,930	87,558
2.25% 11/15/25	106,250	107,881
2.25% 2/15/27	130,890	132,363
2.25% 8/15/27	33,800	34,184
2.375% 8/15/24	78,790	81,003
2.375% 5/15/27	89,320	91,260
2.5% 8/15/23	97,170	100,802
2.5% 5/15/24	95,500	98,962
2.625% 4/30/18	10,200	10,294
2.625% 8/15/20	141,000	145,830
2.625% 11/15/20	94,180	97,520
2.75% 12/31/17	3,000	3,016
2.75% 11/15/23	102,790	108,182
2.75% 2/15/24	135,610	142,634
2.875% 3/31/18	100,620	101,603
3.125% 5/15/21	50,876	53,742
3.375% 11/15/19	27,740	28,962
3.5% 2/15/18	4,000	4,043
3.5% 5/15/20	81,800	86,344
3.625% 2/15/20	59,600	62,845
3.625% 2/15/21	39,800	42,612
3.875% 5/15/18	8,000	8,150
4% 8/15/18	22,000	22,574

TOTAL U.S. TREASURY OBLIGATIONS		13,541,772

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,803,315)		14,042,193

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 13.6%
12 month U.S. LIBOR + 1.530% 2.779% 11/1/34 (b)(c)	7,406	7,720
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,891	2,998
12 month U.S. LIBOR + 1.880% 3.37% 11/1/34 (b)(c)	556	578
2.5% 3/1/22 to 2/1/47	316,368	320,690
2.5% 9/1/32 (d)	3,100	3,143
2.5% 9/1/32 (d)	51,800	52,524
2.5% 9/1/32 (d)	9,000	9,126
2.5% 9/1/47 (d)	200	196
3% 4/1/24 to 7/1/47	1,239,033	1,262,643
3% 9/1/32 (d)	7,000	7,227
3% 9/1/32 (d)	6,500	6,711
3% 9/1/32 (d)	8,800	9,086
3% 9/1/32 (d)	8,400	8,673
3% 9/1/47 (d)	26,200	26,500
3% 9/1/47 (d)	500	506
3.5% 9/1/18 to 6/1/47	1,021,466	1,061,935
3.5% 9/1/32 (d)	4,700	4,906
3.5% 9/1/47 (d)	63,400	65,687
3.5% 9/1/47 (d)	60,500	62,682
3.5% 9/1/47 (d)	27,000	27,974
3.5% 9/1/47 (d)	43,100	44,655
4% 7/1/18 to 7/1/47	723,349	766,039
4% 3/1/26	866	917
4% 9/1/47 (d)	17,800	18,806
4% 9/1/47 (d)	35,300	37,295
4.5% 1/1/19 to 6/1/47	293,581	316,629
4.5% 9/1/47 (d)	16,800	18,072
4.5% 9/1/47 (d)	7,700	8,283
4.5% 9/1/47 (d)	4,900	5,271
5% 12/1/20 to 10/1/45	136,435	149,472
5% 9/1/47 (d)	300	328
5.5% 9/1/17 to 2/1/42	104,696	116,209
6% 2/1/23 to 7/1/41	41,957	47,842
6.5% 3/1/22 to 6/1/40	15,936	18,490

TOTAL FANNIE MAE		4,489,813

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.915% 3.619% 9/1/37 (b)(c)	870	907
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.535% 3/1/36 (b)(c)	4,031	4,168
U.S. TREASURY 1 YEAR INDEX + 2.229% 2.882% 12/1/35 (b)(c)	3,318	3,504
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.068% 3/1/35 (b)(c)	1,633	1,728
2.5% 1/1/22 to 6/1/32	207,582	210,919
3% 3/1/27 to 3/1/47	722,077	735,491
3.5% 9/1/25 to 5/1/46	505,296	525,430
3.5% 9/1/47 (d)	102,050	105,759
4% 4/1/25 to 4/1/47	334,830	354,609
4% 3/1/29	2,453	2,607
4.5% 6/1/25 to 12/1/44	82,555	89,266
5% 4/1/23 to 9/1/40	42,067	46,194
5.5% 5/1/23 to 6/1/41	36,744	40,797
5.5% 6/1/41	4,474	4,972
6% 4/1/32 to 8/1/37	1,250	1,419
6.5% 8/1/36 to 12/1/37	350	405

TOTAL FREDDIE MAC		2,128,175

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	98	99
Ginnie Mae - 8.0%
2.5% 10/20/42 to 8/20/47	28,174	27,936
2.5% 9/1/47 (d)	400	396
3% 4/15/42 to 4/20/47	729,399	746,053
3% 9/1/47 (d)	12,700	12,963
3% 9/1/47 (d)	5,300	5,410
3.5% 10/15/40 to 11/20/46	650,943	680,896
3.5% 9/1/47 (d)	135,900	141,709
3.5% 9/1/47 (d)	142,500	148,591
3.5% 9/1/47 (d)	13,500	14,077
3.5% 9/1/47 (d)	30,200	31,491
4% 1/15/25 to 9/20/46	295,560	314,466
4% 9/1/47 (d)	128,450	135,352
4% 9/1/47 (d)	6,000	6,322
4% 9/1/47 (d)	15,500	16,333
4.5% 3/20/33 to 3/20/47	176,727	190,779
4.5% 9/1/47 (d)	3,700	3,937
4.5% 9/1/47 (d)	4,200	4,469
4.5% 9/1/47 (d)	2,600	2,766
5% 7/15/38 to 4/20/47	78,188	86,380
5% 9/1/47 (d)	1,200	1,287
5.5% 10/20/32 to 11/20/46	31,220	35,020
6% 5/20/34 to 12/15/40	11,096	12,793
6.5% 8/20/36 to 1/15/39	2,130	2,468

TOTAL GINNIE MAE		2,621,894

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,185,911)		9,239,981

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$4,600	$4,609
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,485
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,874
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,365
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,766
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,035
2.19% 11/20/23	5,680	5,741
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,817
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	2,235	2,233
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,977
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,541
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	1,439	1,438
Series 2015-1 Class A3, 1.05% 10/15/18	2,496	2,494
Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,988
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	2,458	2,456
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	2,745	2,742
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,146
TOTAL ASSET-BACKED SECURITIES
(Cost $113,095)		114,052

Commercial Mortgage Securities - 1.4%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,340
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,246
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	12,547
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/23	14,140	15,291
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	19,691
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	19,449
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,125
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,307
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,107
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,059
Series K034 Class A2, 3.531% 7/25/23	9,000	9,650
Series K057 Class A2, 2.57% 7/25/26	5,660	5,670
Series K013 Class A2, 3.974% 1/25/21	11,575	12,337
Series K020 Class A2, 2.373% 5/25/22	10,400	10,562
Series K036 Class A2, 3.527% 10/25/23	8,975	9,621
Series K046 Class A2, 3.205% 3/25/25	33,300	35,110
Series K053 Class A2, 2.995% 12/25/25	7,111	7,374
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,738
Series K062 Class A1, 3.032% 9/25/26	21,476	22,312
Series K064 Class A2, 3.224% 3/25/27	17,250	18,109
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,547
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,124
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,768
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,282
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,583
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,506
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	18,110
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	19,261	19,691
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	10,000
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,492	1,493
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	453	453
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1695% 8/15/46 (b)	18,892	20,417
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,985
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,468
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,191
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,333
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $461,445)		469,832

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,495
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,705
California Gen. Oblig. 7.55% 4/1/39	15,000	23,329
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	2,037
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	8,230
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,942
Series 2011, 5.877% 3/1/19	9,700	10,094
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,727
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,598
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,595
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,680
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,192
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,492
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,682
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,698
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,491
Series 2010 164, 5.647% 11/1/40	5,210	6,909
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,389
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,098
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,484
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,305
Series 2015 AP, 3.931% 5/15/45	3,740	3,848
TOTAL MUNICIPAL SECURITIES
(Cost $168,557)		195,020

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province 1.9% 12/6/19	$9,500	$9,533
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,345
Canadian Government 1.125% 3/19/18	6,640	6,639
Chilean Republic:
3.125% 1/21/26	1,000	1,033
3.25% 9/14/21	9,000	9,416
Colombian Republic:
2.625% 3/15/23	7,575	7,458
4% 2/26/24	4,825	5,035
4.5% 1/28/26	1,000	1,073
5% 6/15/45	8,640	8,942
5.625% 2/26/44	7,775	8,747
6.125% 1/18/41	4,750	5,635
7.375% 3/18/19	3,450	3,731
Export Development Canada 1.5% 10/3/18	1,700	1,702
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,267
Hungarian Republic 5.75% 11/22/23	18,900	22,078
Israeli State 4% 6/30/22	7,000	7,535
Italian Republic 6.875% 9/27/23	6,000	7,210
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,846
3% 6/30/25	2,400	2,525
KfW:
1.5% 4/20/20	2,825	2,821
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	12,111
2.75% 10/1/20	4,175	4,312
4% 1/27/20	3,000	3,174
4.875% 6/17/19	25,000	26,475
Korean Republic 7.125% 4/16/19	6,650	7,199
Manitoba Province:
2.1% 9/6/22	1,900	1,897
2.125% 5/4/22	4,000	4,010
3.05% 5/14/24	1,500	1,565
New Brunswick Province 2.75% 6/15/18	4,350	4,392
Ontario Province:
2.25% 5/18/22	5,820	5,867
2.4% 2/8/22	5,210	5,287
2.5% 4/27/26	5,000	4,994
4% 10/7/19	15,000	15,706
Panamanian Republic:
3.75% 3/16/25	3,800	4,007
3.875% 3/17/28	9,600	10,152
4% 9/22/24	4,800	5,153
4.3% 4/29/53	5,675	5,859
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,104
5.625% 11/18/50	7,150	9,045
6.55% 3/14/37	3,075	4,174
7.125% 3/30/19	1,900	2,071
Philippine Republic:
3.95% 1/20/40	8,100	8,543
4.2% 1/21/24	4,765	5,228
6.375% 10/23/34	10,375	14,029
6.5% 1/20/20	6,144	6,815
Polish Government:
3.25% 4/6/26	6,600	6,820
4% 1/22/24	4,550	4,923
5% 3/23/22	14,500	16,197
Province of British Columbia 2.25% 6/2/26	3,770	3,722
Province of Quebec:
2.375% 1/31/22	3,800	3,860
2.75% 8/25/21	20,000	20,610
2.75% 4/12/27	4,750	4,821
2.875% 10/16/24	2,075	2,155
Quebec Province 2.5% 4/20/26	5,660	5,680
Ukraine Government 1.471% 9/29/21	10,300	10,171
United Mexican States:
3.5% 1/21/21	7,400	7,774
3.625% 3/15/22	3,000	3,150
4% 10/2/23	18,750	19,847
4.125% 1/21/26	3,200	3,390
4.35% 1/15/47	14,410	14,179
4.6% 1/23/46	5,800	5,910
4.75% 3/8/44	9,700	10,137
5.55% 1/21/45	3,916	4,550
6.05% 1/11/40	4,800	5,815
Uruguay Republic:
4.125% 11/20/45	4,750	4,631
4.375% 10/27/27	12,250	13,210
4.5% 8/14/24	3,625	3,997
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $511,973)		528,354

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,896
1.25% 7/26/21	9,390	9,214
1.625% 10/2/18	2,800	2,807
2.375% 9/23/21	2,900	2,968
Asian Development Bank:
1.125% 6/5/18	7,290	7,278
1.5% 1/22/20	4,750	4,749
1.875% 4/12/19	12,000	12,079
1.875% 2/18/22	2,000	2,005
2% 4/24/26	6,300	6,175
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank 1% 3/7/18	1,900	1,897
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,620
1.75% 6/14/19	4,700	4,706
1.75% 11/26/19	2,875	2,885
2.125% 3/7/22	4,690	4,741
European Investment Bank:
1.125% 8/15/18	6,590	6,574
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,708
1.375% 9/15/21	17,570	17,273
1.625% 12/18/18	30,900	30,990
1.625% 6/15/21	7,000	6,966
1.75% 6/17/19	8,625	8,665
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,940
2% 3/15/21	4,770	4,815
2.125% 10/15/21	2,840	2,873
2.25% 3/15/22	15,900	16,161
2.25% 8/15/22	1,880	1,909
2.375% 6/15/22	14,000	14,308
2.375% 5/24/27	4,000	4,023
2.5% 4/15/21	4,650	4,774
2.5% 10/15/24	5,725	5,871
2.875% 9/15/20	9,000	9,321
3.25% 1/29/24	2,000	2,138
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,382
2.125% 1/15/25	1,830	1,830
3% 10/4/23	3,575	3,775
3.875% 9/17/19	5,000	5,236
4.375% 1/24/44	4,000	4,901
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,588
1.125% 8/10/20	19,800	19,527
1.375% 9/20/21	5,230	5,153
1.625% 3/9/21	6,000	5,988
1.625% 2/10/22	3,900	3,868
1.75% 4/19/23	6,700	6,579
1.875% 10/7/19	3,825	3,853
1.875% 10/27/26	4,760	4,597
2.25% 6/24/21	16,075	16,394
2.5% 11/25/24	5,700	5,817
2.5% 7/29/25	3,790	3,848
International Finance Corp.:
1.125% 7/20/21	6,550	6,399
1.625% 7/16/20	2,870	2,875
1.75% 9/16/19	11,350	11,410
Nordic Investment Bank 1.125% 2/25/19	6,600	6,573
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $349,506)		352,093

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	616
Bank of America NA 6% 10/15/36	2,419	3,084
JPMorgan Chase Bank 6% 10/1/17	7,075	7,097
KeyBank NA 2.5% 12/15/19	4,000	4,053
Regions Bank 7.5% 5/15/18	2,000	2,077
UBS AG Stamford Branch:
5.75% 4/25/18	$830	$853
5.875% 12/20/17	2,034	2,059
TOTAL BANK NOTES
(Cost $19,098)		19,839
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.11% (e)
(Cost $639,020)	638,892,219	639,020
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $33,490,427)		34,159,573
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,257,411)
NET ASSETS - 100%		$32,902,162

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/47
(Proceeds $13,130)	$(13,000)	$(13,149)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,268,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,915
Total	$1,915

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$8,559,189	$--	$8,559,189	$--
U.S. Government and Government Agency Obligations	14,042,193	--	14,042,193	--
U.S. Government Agency - Mortgage Securities	9,239,981	--	9,239,981	--
Asset-Backed Securities	114,052	--	114,052	--
Commercial Mortgage Securities	469,832	--	469,832	--
Municipal Securities	195,020	--	195,020	--
Foreign Government and Government Agency Obligations	528,354	--	528,354	--
Supranational Obligations	352,093	--	352,093	--
Bank Notes	19,839	--	19,839	--
Money Market Funds	639,020	639,020	--	--
Total Investments in Securities:	$34,159,573	$639,020	$33,520,553	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,149)	$--	$(13,149)	$--
Total Other Financial Instruments:	$(13,149)	$--	$(13,149)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,851,407)	$33,520,553
Fidelity Central Funds (cost $639,020)	639,020
Total Investment in Securities (cost $33,490,427)		$34,159,573
Cash		20,413
Receivable for investments sold		113,957
Receivable for TBA sale commitments		13,130
Receivable for fund shares sold		29,869
Interest receivable		163,550
Distributions receivable from Fidelity Central Funds		425
Other receivables		192
Total assets		34,501,109
Liabilities
Payable for investments purchased
Regular delivery	$483,458
Delayed delivery	1,045,477
TBA sale commitments, at value	13,149
Payable for fund shares redeemed	24,045
Distributions payable	11,324
Accrued management fee	676
Other affiliated payables	214
Other payables and accrued expenses	192
Collateral on securities loaned	20,412
Total liabilities		1,598,947
Net Assets		$32,902,162
Net Assets consist of:
Paid in capital		$32,224,187
Undistributed net investment income		21,635
Accumulated undistributed net realized gain (loss) on investments		(12,787)
Net unrealized appreciation (depreciation) on investments		669,127
Net Assets		$32,902,162
Investor Class:
Net Asset Value, offering price and redemption price per share ($333,440 ÷ 28,474 shares)		$11.71
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,972,694 ÷ 766,244 shares)		$11.71
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,036,709 ÷ 344,716 shares)		$11.71
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($15,180,304 ÷ 1,296,372 shares)		$11.71
Class F:
Net Asset Value, offering price and redemption price per share ($4,379,015 ÷ 373,960 shares)		$11.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$728,454
Income from Fidelity Central Funds		1,915
Total income		730,369
Expenses
Management fee	$8,359
Transfer agent fees	2,533
Independent trustees' fees and expenses	110
Miscellaneous	88
Total expenses before reductions	11,090
Expense reductions	(34)	11,056
Net investment income (loss)		719,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,227
Fidelity Central Funds	162
Total net realized gain (loss)		1,389
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(492,832)
Delayed delivery commitments	12
Total change in net unrealized appreciation (depreciation)		(492,820)
Net gain (loss)		(491,431)
Net increase (decrease) in net assets resulting from operations		$227,882

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$719,313	$552,449
Net realized gain (loss)	1,389	12,129
Change in net unrealized appreciation (depreciation)	(492,820)	723,723
Net increase (decrease) in net assets resulting from operations	227,882	1,288,301
Distributions to shareholders from net investment income	(707,986)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(714,930)	(574,268)
Share transactions - net increase (decrease)	7,703,646	4,432,845
Total increase (decrease) in net assets	7,216,598	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$32,902,162	$25,685,564
Other Information
Undistributed net investment income end of period	$21,635	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$824,463
Gross unrealized depreciation	(137,545)
Net unrealized appreciation (depreciation)	$686,918
Tax Cost	$33,472,636

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$14,923
Net unrealized appreciation (depreciation) on securities and other investments	$686,918

The Fund intends to elect to defer to its next fiscal year $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$714,930	$ 547,324
Long-term Capital Gains	–	26,944
Total	$714,930	$ 574,268

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,694,807 and $796,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .03% to .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .029% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. FIIOC receives no fees for providing transfer agency services to Class F. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .12%, .02%, and .01% of class-level average net assets, respectively. Institutional Premium did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$460.12%
Premium Class	1,690.02%
Institutional Class	383.01%
	$2,533

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $531.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$9,080	$133,298
Premium Class	207,464	177,559
Institutional Class	94,435	83,586
Institutional Premium Class	304,666	73,996
Class F	92,341	71,732
Total	$707,986	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Investor Class
Shares sold	26,655	151,066	$309,794	$1,766,952
Reinvestment of distributions	724	11,596	8,413	135,276
Shares redeemed	(36,966)	(685,368)	(429,424)	(7,873,166)
Net increase (decrease)	(9,587)	(522,706)	$(111,217)	$(5,970,938)
Premium Class
Shares sold	292,880	347,170	$3,404,153	$4,086,127
Reinvestment of distributions	17,088	15,335	198,513	179,993
Shares redeemed	(238,163)	(245,703)	(2,760,693)	(2,889,831)
Net increase (decrease)	71,805	116,802	$841,973	$1,376,289
Institutional Class
Shares sold	137,818	118,438	$1,600,642	$1,392,310
Reinvestment of distributions	8,184	7,560	95,075	88,729
Shares redeemed	(122,442)	(72,583)	(1,418,561)	(850,501)
Net increase (decrease)	23,560	53,415	$277,156	$630,538
Institutional Premium Class
Shares sold	608,892	738,185	$7,067,151	$8,526,678
Reinvestment of distributions	19,755	6,289	229,483	74,468
Shares redeemed	(150,534)	(60,864)	(1,745,549)	(716,655)
Net increase (decrease)	478,113	683,610	$5,551,085	$7,884,491
Class F
Shares sold	112,532	80,507	$1,303,276	$946,553
Reinvestment of distributions	8,028	6,484	93,250	76,090
Shares redeemed	(21,808)	(43,702)	(251,877)	(510,178)
Net increase (decrease)	98,752	43,289	$1,144,649	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.15%
Actual		$1,000.00	$1,026.00	$.77
Hypothetical-C		$1,000.00	$1,024.45	$.77
Premium Class	.05%
Actual		$1,000.00	$1,026.50	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,026.50	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Class F	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity U.S. Bond Index Fund
Investor Class	10/16/17	10/13/17	$0.007
Premium Class	10/16/17	10/13/17	$0.007
Institutional Class	10/16/17	10/13/17	$0.007
Institutional Premium Class	10/16/17	10/13/17	$0.007
Class F	10/16/17	10/13/17	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $18,413,690, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $454,462,584 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company (FMR) (the Amended Contract) for the fund to decrease the management fees paid by the fund to FMR by 0.5 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreement. At its September 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreement should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements in September 2016 and as part of the annual review of these agreements occurring in July 2017. The Board noted that it had concluded at its September 2016 meeting that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 0.5 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.14%: Investor; 0.045%: Premium; 0.035%: Institutional; 0.025%: Institutional Premium; 0.025%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its September 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it has reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2016 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

UBI-F-ANN-1017
1.899038.107

Fidelity® Corporate Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Corporate Bond Fund	2.77%	3.73%	5.89%

 A From May 4, 2010

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.

Period Ending Values
$15,218	Fidelity® Corporate Bond Fund
$14,349	Bloomberg Barclays U.S. Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers David Prothro and Matthew Bennett:  For the year, the fund's share classes (excluding sales charges, if applicable) posted gains of about 2% to 3%, net of fees, outpacing the 1.90% return of the benchmark Bloomberg Barclays U.S. Credit Bond Index. Security selection among banks and technology companies, along with favorable overall positioning in the recovering energy sector, fueled the fund's relative performance. Picks among electric utilities also aided relative results. Underweighting various government-related categories also helped, as these areas of the market underperformed corporate credit; in particular, not holding U.S. government-agency securities or bonds issued by supranational entities proved additive. On the downside, a combined stake in cash and U.S. Treasuries, held for liquidity and duration-management purposes, dampened relative performance, as did underweighting the strong-performing basic industry group within corporate bonds. As the period progressed, we sought to capitalize on market strength while also decreasing credit risk by reducing the fund’s high-yield bond allocation and trimming risk elsewhere. By period end, the fund was more conservatively positioned than it was a year ago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Matthew Bennett became Co-Portfolio Manager on October 1, 2016, replacing Michael Plage.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	4.3%
AAA	2.0%
AA	2.4%
A	15.9%
BBB	60.5%
BB and Below	11.5%
Short-Term Investments and Net Other Assets	3.4%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.0%
AA	2.2%
A	18.2%
BBB	59.8%
BB and Below	12.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017 *
Corporate Bonds	88.4%
U.S. Government and U.S. Government Agency Obligations	4.3%
Municipal Bonds	0.6%
Other Investments	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 21.5%

As of February 28, 2017 *
Corporate Bonds	91.0%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 23.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.2%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,241,149
General Motors Co. 5% 4/1/35	2,537,000	2,553,184
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,895,739
		14,690,072
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	504,667
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	7,152,083
		7,656,750
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.:
3.7% 1/30/26	527,000	554,773
4.875% 12/9/45	7,437,000	8,461,186
Wyndham Worldwide Corp. 4.15% 4/1/24	5,200,000	5,298,506
		14,314,465
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,596,611
4% 2/15/20	5,000,000	5,203,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,980,000
		15,780,111
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,138,341
4.8% 12/5/34	5,101,000	5,851,030
		7,989,371
Media - 1.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	795,302
4.5% 2/15/21	1,621,000	1,742,464
6.9% 8/15/39	300,000	406,147
7.75% 12/1/45	111,000	168,776
CBS Corp. 2.3% 8/15/19	3,480,000	3,506,626
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,395,838
6.4% 3/1/40	1,150,000	1,538,688
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	638,159
5.875% 11/15/40	1,648,000	1,767,734
6.55% 5/1/37	1,329,000	1,536,278
6.75% 7/1/18	700,000	727,125
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,007,952
6.2% 3/15/40	1,700,000	2,005,900
6.625% 5/15/29	1,460,000	1,826,722
		22,063,711
Specialty Retail - 0.8%
AutoZone, Inc. 3.7% 4/15/22	253,000	264,777
Home Depot, Inc. 5.95% 4/1/41	941,000	1,252,664
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,810,597
		9,328,038

TOTAL CONSUMER DISCRETIONARY		91,822,518

CONSUMER STAPLES - 6.5%
Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,108,568
3.3% 2/1/23	2,385,000	2,474,094
4.7% 2/1/36	2,258,000	2,503,250
4.9% 2/1/46	2,583,000	2,943,183
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,093,112
4.25% 5/1/23	3,315,000	3,574,382
Heineken NV 4% 10/1/42 (a)	96,000	97,134
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,173,877
		32,967,600
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,867,807
Food Products - 0.8%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,536,980
McCormick & Co., Inc. 3.15% 8/15/24	5,856,000	5,962,750
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,662,891
		10,162,621
Tobacco - 2.3%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,993,857
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	6,110,292
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,769,402
4.25% 7/21/25 (a)	1,134,000	1,204,323
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,231,683
Reynolds American, Inc.:
3.25% 6/12/20	235,000	242,138
4% 6/12/22	366,000	388,216
4.45% 6/12/25	585,000	632,236
5.7% 8/15/35	304,000	355,969
5.85% 8/15/45	4,487,000	5,423,043
		27,351,159

TOTAL CONSUMER STAPLES		78,349,187

ENERGY - 12.0%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,563,119
6.5% 4/1/20	658,000	722,514
		4,285,633
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Finance Co. 7.5% 5/1/31	614,000	771,317
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,411,880
5.55% 3/15/26	744,000	830,496
6.6% 3/15/46	2,986,000	3,612,320
Apache Corp. 4.75% 4/15/43	3,233,000	3,198,181
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,387,687
BP Capital Markets PLC 1.676% 5/3/19	482,000	481,990
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,435,561
5.85% 2/1/35	528,000	589,345
6.25% 3/15/38	4,352,000	5,120,659
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,994,458
4.25% 4/15/27 (a)	2,900,000	2,799,316
5.2% 9/15/43	1,331,000	1,220,225
5.7% 10/15/19	1,189,000	1,249,758
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	161,950
5.35% 3/15/20 (a)	10,096,000	10,626,040
5.85% 5/21/43 (a)(b)	7,500,000	6,956,250
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	369,538
2.7% 4/1/19	64,000	63,600
3.875% 3/15/23	222,000	216,173
4.95% 4/1/22	1,925,000	1,987,563
5.6% 4/1/44	340,000	316,200
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	147,750
Enbridge, Inc.:
4.25% 12/1/26	425,000	447,624
5.5% 12/1/46	3,794,000	4,351,761
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,022,406
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	164,368
3.75% 2/15/25	547,000	570,151
4.85% 3/15/44	2,023,000	2,155,137
4.95% 10/15/54	2,437,000	2,576,976
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,170,424
4.114% 3/1/46	5,034,000	5,387,603
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	347,125
3.95% 9/1/22	518,000	539,685
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,969,214
5% 2/15/21 (a)	562,000	602,963
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,645,197
ONEOK Partners LP 2% 10/1/17	2,822,000	2,822,000
Petro-Canada 6.05% 5/15/18	4,470,000	4,606,641
Petroleos Mexicanos:
5.375% 3/13/22 (a)	620,000	665,260
5.5% 2/4/19	1,440,000	1,504,080
5.5% 1/21/21	545,000	584,240
6% 3/5/20	116,000	125,106
6.375% 2/4/21	3,870,000	4,270,545
6.375% 1/23/45	937,000	966,047
6.5% 3/13/27 (a)	3,550,000	3,976,000
6.5% 3/13/27 (a)	3,048,000	3,413,760
6.75% 9/21/47 (a)	1,390,000	1,494,389
6.875% 8/4/26	2,930,000	3,368,914
Phillips 66 Co. 4.3% 4/1/22	300,000	322,632
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,983,474
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	692,904
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,618,934
4.5% 3/15/45	971,000	982,991
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,095,163
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	949,160
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,167
4.65% 7/1/26	264,000	274,542
5.375% 6/1/21	1,273,000	1,375,013
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,541,808
3.9% 1/15/25	280,000	287,716
		139,681,377

TOTAL ENERGY		143,967,010

FINANCIALS - 31.7%
Banks - 12.4%
Bank of America Corp.:
3.705% 4/24/28 (b)	7,000,000	7,161,452
4% 1/22/25	3,277,000	3,390,946
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,893,874
Barclays PLC 3.65% 3/16/25	4,116,000	4,678,714
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 2.6318% 9/1/23 (b)(c)	8,780,000	8,962,043
4.05% 7/30/22	316,000	332,960
4.4% 6/10/25	1,221,000	1,291,196
5.5% 9/13/25	1,317,000	1,489,669
8.125% 7/15/39	1,924,000	3,018,409
Citizens Bank NA 2.55% 5/13/21	338,000	340,941
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,707,240
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,520,971
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,590,634
Discover Bank:
2% 2/21/18	3,900,000	3,906,049
7% 4/15/20	2,391,000	2,649,230
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,284,311
8.25% 3/1/38	3,848,000	5,907,680
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,661,062
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,265,037
7% 12/15/20	1,087,000	1,246,844
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,415,207
5.71% 1/15/26 (a)	1,569,000	1,658,213
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,328,560
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,512,971
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,270,639
4.625% 12/1/23	4,531,000	4,925,908
Regions Bank 6.45% 6/26/37	2,611,000	3,275,566
Regions Financial Corp. 3.2% 2/8/21	614,000	630,395
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,277,593
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,839,566
6% 12/19/23	5,228,000	5,793,395
6.1% 6/10/23	1,000,000	1,105,088
6.125% 12/15/22	5,972,000	6,576,685
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,240,367
2.7% 1/27/22	5,507,000	5,572,753
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	6,059,482
		148,781,650
Capital Markets - 9.7%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,747,204
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,885,061
Credit Suisse AG 6% 2/15/18	122,000	124,247
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,949,416
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,232,173
E*TRADE Financial Corp.:
2.95% 8/24/22	6,150,000	6,181,063
3.8% 8/24/27	1,896,000	1,925,059
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,793,633
3.75% 5/22/25	10,750,000	11,089,640
3.75% 2/25/26	5,000,000	5,160,023
5.25% 7/27/21	1,227,000	1,351,681
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,827,880
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,026,933
5.25% 7/15/44	3,386,000	4,001,346
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,247,568
4.3% 1/27/45	948,000	993,824
4.875% 11/1/22	9,466,000	10,309,131
5.5% 7/28/21	1,222,000	1,362,542
5.75% 1/25/21	557,000	618,833
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,710,805
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,051,392
4% 6/15/25	6,038,000	6,411,595
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,968,407
		115,969,456
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	405,929
3.95% 2/1/22	7,500,000	7,823,593
5% 10/1/21	3,970,000	4,295,421
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,705,950
4.75% 9/10/18	4,500,000	4,599,855
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,639,244
5.2% 4/27/22	2,355,000	2,579,017
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,995,814
Synchrony Financial 2.6% 1/15/19	5,000,000	5,035,681
		38,080,504
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	117,670
General Electric Capital Corp. 5.875% 1/14/38	150,000	195,678
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,093,278
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,632,263
		10,038,889
Insurance - 5.6%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	580,485
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,650,974
4.5% 7/16/44	5,833,000	6,077,511
Aon Corp. 6.25% 9/30/40	253,000	330,140
Aon PLC:
3.5% 6/14/24	2,830,000	2,939,814
4.75% 5/15/45	6,000,000	6,613,398
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,856,177
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,487,422
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	66,000	65,010
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,276,318
8.125% 6/15/38 (b)	4,915,000	5,121,430
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,798,677
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,795,110
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,367,226
5.375% 12/1/41 (a)	148,000	177,445
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,441,190
6% 2/10/20 (a)	1,050,000	1,140,073
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,437,500
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,442,296
Unum Group:
5.625% 9/15/20	1,846,000	2,024,138
5.75% 8/15/42	3,748,000	4,525,070
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,889,705
		67,037,109

TOTAL FINANCIALS		379,907,608

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories 3.75% 11/30/26	8,100,000	8,386,509
Becton, Dickinson & Co.:
2.404% 6/5/20	5,470,000	5,499,478
2.894% 6/6/22	5,415,000	5,438,954
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,847,664
		24,172,605
Health Care Providers & Services - 2.5%
Aetna, Inc. 2.8% 6/15/23	8,907,000	9,033,952
Express Scripts Holding Co. 4.5% 2/25/26	8,807,000	9,503,088
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,776,166
3.95% 10/15/42	132,000	137,553
4.25% 3/15/43	2,500,000	2,697,709
4.625% 7/15/35	745,000	856,891
4.625% 11/15/41	965,000	1,096,610
4.75% 7/15/45	1,829,000	2,131,003
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,084
3.3% 1/15/23	1,300,000	1,346,331
		29,867,387
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	511,084
Pharmaceuticals - 3.1%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,867,416
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	756,000	778,120
Perrigo Co. PLC 3.5% 3/15/21	898,000	925,333
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,297,068
2.4% 9/23/21	5,300,000	5,261,986
2.875% 9/23/23	3,000,000	2,984,408
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,472,002
1.7% 7/19/19	1,971,000	1,926,238
2.2% 7/21/21	3,872,000	3,684,840
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,016,970
3.45% 11/13/20	286,000	297,304
		36,511,685

TOTAL HEALTH CARE		91,062,761

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,307,194
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,080,914
		4,388,108
Airlines - 0.4%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	554,988
Continental Airlines, Inc. 6.648% 9/15/17	4,667	4,667
Delta Air Lines, Inc. 2.875% 3/13/20	4,106,000	4,171,923
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,409	8,578
8.36% 1/20/19	7,508	7,509
		4,747,665
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	459,258
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,492,735
2.8% 12/15/21	1,681,000	1,703,259
3.8% 12/15/26	1,738,000	1,810,738
		11,465,990
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	618,998
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,060,464
4.4% 3/15/42	2,500,000	2,676,340
		3,736,804
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,568
3.375% 6/1/21	2,910,000	3,001,855
3.75% 2/1/22	1,086,000	1,141,442
3.875% 4/1/21	3,305,000	3,460,791
		8,012,656

TOTAL INDUSTRIALS		32,970,221

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment & Components - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,782,993
6.02% 6/15/26 (a)	3,770,000	4,208,564
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,774,320
		12,765,877
IT Services - 0.6%
MasterCard, Inc. 3.8% 11/21/46	5,906,000	6,123,071
The Western Union Co. 2.875% 12/10/17	926,000	928,523
		7,051,594
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,358,262
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,788,804
		11,147,066
Software - 0.9%
Microsoft Corp. 3.7% 8/8/46	6,065,000	6,096,342
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,500,072
5.375% 7/15/40	240,000	293,012
		10,889,426
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.:
3.2% 5/11/27	5,120,000	5,235,735
3.85% 8/4/46	5,043,000	5,107,803
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,657,191
6.2% 10/15/35 (b)	3,426,000	3,694,497
		17,695,226

TOTAL INFORMATION TECHNOLOGY		59,549,189

MATERIALS - 1.1%
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,224,380
Ecolab, Inc. 1.45% 12/8/17	434,000	433,878
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,329,099
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,049,556
		11,036,913
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	446,194
6.75% 10/19/75 (a)(b)	1,010,000	1,171,600
Vale Overseas Ltd. 6.875% 11/10/39	161,000	183,540
		1,801,334

TOTAL MATERIALS		12,838,247

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Camden Property Trust 4.25% 1/15/24	758,000	807,359
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,349,557
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,161,335
3.7% 6/15/21	476,000	490,341
DDR Corp. 4.625% 7/15/22	391,000	413,910
Health Care REIT, Inc. 2.25% 3/15/18	324,000	324,552
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,773,628
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	253,928
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,834,564
		20,409,174
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,222,831
4.1% 10/1/24	3,000,000	3,048,921
4.55% 10/1/29	2,014,000	2,074,892
4.95% 4/15/18	290,000	294,832
Digital Realty Trust LP:
2.75% 2/1/23	431,000	432,025
3.7% 8/15/27	5,791,000	5,889,901
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,540,834
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,111,735
4.125% 6/15/22	1,832,000	1,940,417
4.75% 10/1/20	752,000	801,108
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,536
4.5% 4/18/22	94,000	96,756
Ventas Realty LP 4.125% 1/15/26	345,000	363,071
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	508,520
		20,814,379

TOTAL REAL ESTATE		41,223,553

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,966,566
3.4% 8/14/24	11,057,000	11,160,380
4.5% 5/15/35	4,270,000	4,180,046
4.75% 5/15/46	2,316,000	2,218,747
5.45% 3/1/47	1,000,000	1,054,804
5.55% 8/15/41	2,700,000	2,931,683
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,653,419
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	627,751
3.5% 11/1/21	1,420,000	1,480,238
4.6% 4/1/21	460,000	495,980
4.862% 8/21/46	5,287,000	5,260,057
		39,029,671
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,718,796

TOTAL TELECOMMUNICATION SERVICES		43,748,467

UTILITIES - 7.0%
Electric Utilities - 3.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,243,145
DPL, Inc. 6.75% 10/1/19	3,400,000	3,561,500
Duke Energy Corp. 1.8% 9/1/21	675,000	665,633
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,611,765
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,847,789
5.9% 12/1/21 (a)	500,000	566,456
6.4% 9/15/20 (a)	1,310,000	1,468,177
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,245,703
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,439,325
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,912,940
3.7% 9/1/24 (a)	477,000	481,095
Southern Co.:
1.55% 7/1/18	11,192,000	11,175,820
1.85% 7/1/19	6,599,000	6,604,457
Tampa Electric Co. 6.55% 5/15/36	500,000	662,353
TECO Finance, Inc. 5.15% 3/15/20	114,000	121,777
Xcel Energy, Inc. 4.8% 9/15/41	554,000	628,009
		39,235,944
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,239,172
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,191,161
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,377,872
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,029
		12,827,234
Independent Power and Renewable Electricity Producers - 0.6%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,516,953
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	7,158,000	6,563,170
2.579% 7/1/20 (b)	1,965,000	1,983,481
4.1214% 6/30/66 (b)	145,000	140,469
NiSource Finance Corp.:
3.49% 5/15/27	4,000,000	4,096,909
5.25% 2/15/43	234,000	275,170
5.95% 6/15/41	1,493,000	1,885,032
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	3,019,743
5.625% 7/15/22	4,240,000	4,772,863
6.5% 12/15/20	613,000	688,639
Sempra Energy 2.875% 10/1/22	224,000	226,663
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	117,000	113,198
		23,765,337

TOTAL UTILITIES		83,345,468

TOTAL NONCONVERTIBLE BONDS
(Cost $1,017,859,169)		1,058,784,229

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $49,190,955)	54,097,000	51,616,138

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,621,911
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$59,707
7.5% 4/1/34	1,165,000	1,717,198
7.55% 4/1/39	1,815,000	2,822,779
7.625% 3/1/40	345,000	536,382
TOTAL MUNICIPAL SECURITIES
(Cost $6,645,858)		7,757,977

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	5,019,883
Compass Bank 2.875% 6/29/22	1,234,000	1,238,823
JPMorgan Chase Bank 6% 10/1/17	10,850,000	10,883,488
Regions Bank 7.5% 5/15/18	7,499,000	7,788,803
TOTAL BANK NOTES
(Cost $24,805,570)		24,930,997

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$14,160,248
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $34,398,937)	34,392,090	34,398,968
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,147,373,507)		1,191,648,557
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,444,715
NET ASSETS - 100%		$1,198,093,272

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,066,096 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,801
Fidelity Specialized High Income Central Fund	1,230,627
Total	$1,439,428

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$1,279,096	$46,313,344	$(363,041)	$566,147	$--	0.0%
Total	$44,831,142	$1,279,096	$46,313,344	$(363,041)	$566,147	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,058,784,229	$--	$1,058,784,229	$--
U.S. Government and Government Agency Obligations	51,616,138	--	51,616,138	--
Municipal Securities	7,757,977	--	7,757,977	--
Bank Notes	24,930,997	--	24,930,997	--
Preferred Securities	14,160,248	--	14,160,248	--
Money Market Funds	34,398,968	34,398,968	--	--
Total Investments in Securities:	$1,191,648,557	$34,398,968	$1,157,249,589	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.5%
United Kingdom	5.6%
Canada	4.0%
Netherlands	3.3%
Ireland	2.3%
Mexico	1.8%
Switzerland	1.3%
Italy	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,112,974,570)	$1,157,249,589
Fidelity Central Funds (cost $34,398,937)	34,398,968
Total Investment in Securities (cost $1,147,373,507)		$1,191,648,557
Receivable for fund shares sold		1,274,401
Interest receivable		10,860,408
Distributions receivable from Fidelity Central Funds		43,125
Total assets		1,203,826,491
Liabilities
Payable for investments purchased	$4,201,313
Payable for fund shares redeemed	867,332
Distributions payable	185,559
Accrued management fee	347,519
Distribution and service plan fees payable	25,091
Other affiliated payables	106,405
Total liabilities		5,733,219
Net Assets		$1,198,093,272
Net Assets consist of:
Paid in capital		$1,161,232,182
Undistributed net investment income		877,267
Accumulated undistributed net realized gain (loss) on investments		(8,291,227)
Net unrealized appreciation (depreciation) on investments		44,275,050
Net Assets		$1,198,093,272
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,495,673 ÷ 3,294,751 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class M:
Net Asset Value and redemption price per share ($9,316,753 ÷ 797,413 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class C:
Net Asset Value and offering price per share ($18,432,176 ÷ 1,577,797 shares)(a)		$11.68
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($991,210,202 ÷ 84,837,061 shares)		$11.68
Class I:
Net Asset Value, offering price and redemption price per share ($140,638,468 ÷ 12,036,593 shares)		$11.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$957,700
Interest		39,957,124
Income from Fidelity Central Funds		1,439,428
Total income		42,354,252
Expenses
Management fee	$4,063,057
Transfer agent fees	1,306,283
Distribution and service plan fees	313,752
Independent trustees' fees and expenses	4,594
Miscellaneous	3,806
Total expenses before reductions	5,691,492
Expense reductions	(411)	5,691,081
Net investment income (loss)		36,663,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,194,880)
Fidelity Central Funds	(357,901)
Capital gain distributions from Fidelity Central Funds	70,569
Total net realized gain (loss)		(3,482,212)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,071,268)
Fidelity Central Funds	566,147
Total change in net unrealized appreciation (depreciation)		(3,505,121)
Net gain (loss)		(6,987,333)
Net increase (decrease) in net assets resulting from operations		$29,675,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,663,171	$34,597,265
Net realized gain (loss)	(3,482,212)	(4,868,212)
Change in net unrealized appreciation (depreciation)	(3,505,121)	62,297,183
Net increase (decrease) in net assets resulting from operations	29,675,838	92,026,236
Distributions to shareholders from net investment income	(36,312,891)	(34,329,909)
Share transactions - net increase (decrease)	(28,534,546)	198,359,159
Total increase (decrease) in net assets	(35,171,599)	256,055,486
Net Assets
Beginning of period	1,233,264,871	977,209,385
End of period	$1,198,093,272	$1,233,264,871
Other Information
Undistributed net investment income end of period	$877,267	$533,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.329	.337	.319	.305	.277
Net realized and unrealized gain (loss)	(.054)	.618	(.420)	.720	(.536)
Total from investment operations	.275	.955	(.101)	1.025	(.259)
Distributions from net investment income	(.325)	(.335)	(.312)	(.305)	(.273)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.325)	(.335)	(.319)	(.305)	(.351)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	2.43%	8.77%	(.92)%	9.60%	(2.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.79%	.76%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.79%	.76%
Expenses net of all reductions	.79%	.79%	.79%	.79%	.76%
Net investment income (loss)	2.87%	3.00%	2.79%	2.73%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$38,496	$43,691	$29,835	$27,677	$21,833
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.319	.328	.311	.298	.272
Net realized and unrealized gain (loss)	(.054)	.617	(.420)	.720	(.537)
Total from investment operations	.265	.945	(.109)	1.018	(.265)
Distributions from net investment income	(.315)	(.325)	(.304)	(.298)	(.267)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.315)	(.325)	(.311)	(.298)	(.345)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	2.35%	8.68%	(.99)%	9.53%	(2.42)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.87%	.86%	.85%	.80%
Expenses net of fee waivers, if any	.87%	.87%	.86%	.85%	.80%
Expenses net of all reductions	.87%	.87%	.86%	.85%	.80%
Net investment income (loss)	2.79%	2.92%	2.72%	2.67%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$9,317	$9,443	$7,812	$6,651	$6,502
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.11	$11.53	$10.80	$11.42
Income from Investment Operations
Net investment income (loss)A	.242	.253	.231	.219	.189
Net realized and unrealized gain (loss)	(.044)	.607	(.419)	.730	(.544)
Total from investment operations	.198	.860	(.188)	.949	(.355)
Distributions from net investment income	(.238)	(.250)	(.225)	(.219)	(.187)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.238)	(.250)	(.232)	(.219)	(.265)
Net asset value, end of period	$11.68	$11.72	$11.11	$11.53	$10.80
Total ReturnB,C	1.75%	7.86%	(1.67)%	8.86%	(3.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of all reductions	1.54%	1.54%	1.55%	1.56%	1.53%
Net investment income (loss)	2.11%	2.25%	2.03%	1.96%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$18,432	$20,816	$20,372	$11,713	$13,705
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.367	.375	.358	.342	.309
Net realized and unrealized gain (loss)	(.054)	.618	(.420)	.721	(.532)
Total from investment operations	.313	.993	(.062)	1.063	(.223)
Distributions from net investment income	(.363)	(.373)	(.351)	(.343)	(.309)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.363)	(.373)	(.358)	(.343)	(.387)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB	2.77%	9.14%	(.58)%	9.96%	(2.06)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.20%	3.34%	3.13%	3.07%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$991,210	$1,000,845	$800,365	$697,733	$771,621
Portfolio turnover rateE	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.362	.369	.350	.336	.301
Net realized and unrealized gain (loss)	(.054)	.618	(.418)	.720	(.530)
Total from investment operations	.308	.987	(.068)	1.056	(.229)
Distributions from net investment income	(.358)	(.367)	(.345)	(.336)	(.303)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.358)	(.367)	(.352)	(.336)	(.381)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB	2.72%	9.08%	(.63)%	9.90%	(2.11)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	3.15%	3.29%	3.07%	3.01%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$140,638	$158,470	$118,825	$65,882	$49,866
Portfolio turnover rateE	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio (a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,028,707
Gross unrealized depreciation	(3,990,085)
Net unrealized appreciation (depreciation)	$45,038,622
Tax Cost	$1,146,609,935

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$97,824
Capital loss carryforward	$(8,275,355)
Net unrealized appreciation (depreciation) on securities and other investments	$45,038,622

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,745,835)
Long-term	(2,529,520)
Total capital loss carryforward	$(8,275,355)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$36,312,891	$ 34,329,909

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $344,620,295 and $346,420,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$98,715	$3,710
Class M	-%	.25%	23,164	–
Class C	.75%	.25%	191,873	51,245
			$313,752	$54,955

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,931
Class M	1,649
Class C(a)	4,967
$17,547

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$74,557.19
Class M	24,844.27
Class C	36,876.19
Corporate Bond	938,388.10
Class I	231,618.15
	$1,306,283

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $411.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,117,795	$1,034,952
Class M	254,716	240,553
Class C	398,708	424,033
Corporate Bond	29,711,488	28,466,707
Class I	4,830,184	4,163,664
Total	$36,312,891	$34,329,909

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	1,374,247	2,126,858	$15,772,511	$24,052,275
Reinvestment of distributions	95,165	88,382	1,091,131	995,253
Shares redeemed	(1,900,888)	(1,174,815)	(21,696,123)	(13,254,304)
Net increase (decrease)	(431,476)	1,040,425	$(4,832,481)	$11,793,224
Class M
Shares sold	297,998	331,986	$3,407,565	$3,741,093
Reinvestment of distributions	21,791	21,004	249,941	236,121
Shares redeemed	(327,751)	(250,824)	(3,748,509)	(2,802,775)
Net increase (decrease)	(7,962)	102,166	$(91,003)	$1,174,439
Class C
Shares sold	476,201	958,954	$5,463,214	$10,772,394
Reinvestment of distributions	34,124	37,147	391,221	416,870
Shares redeemed	(708,015)	(1,054,744)	(8,067,873)	(11,648,634)
Net increase (decrease)	(197,690)	(58,643)	$(2,213,438)	$(459,370)
Corporate Bond
Shares sold	32,009,802	38,155,563	$366,317,720	$431,559,422
Reinvestment of distributions	2,391,815	2,364,319	27,438,957	26,571,506
Shares redeemed	(34,923,778)	(27,211,196)	(397,835,605)	(304,477,232)
Net increase (decrease)	(522,161)	13,308,686	$(4,078,928)	$153,653,696
Class I
Shares sold	3,053,441	5,190,569	$34,848,438	$59,061,593
Reinvestment of distributions	402,996	360,872	4,620,524	4,062,389
Shares redeemed	(4,934,972)	(2,732,943)	(56,787,658)	(30,926,812)
Net increase (decrease)	(1,478,535)	2,818,498	$(17,318,696)	$32,197,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.78%
Actual		$1,000.00	$1,039.20	$4.01
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	.86%
Actual		$1,000.00	$1,038.80	$4.42
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Class C	1.53%
Actual		$1,000.00	$1,035.30	$7.85
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Corporate Bond	.45%
Actual		$1,000.00	$1,041.00	$2.31
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,040.70	$2.57
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 2.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,455,348 of distributions paid during the period January 1, 2016 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CBD-ANN-1017
1.907004.107

Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund and Institutional Class Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Conservative Income Bond Fund	1.17%	0.65%	0.67%
Institutional Class	1.27%	0.75%	0.78%

 A From March 3, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index performed over the same period.

Period Ending Values
$10,447	Fidelity® Conservative Income Bond Fund
$10,162	Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Robert Chan and Rob Galusza:  For the annual reporting period ending August 31, 2017, the fund’s share classes returned about 1%, outpacing, net of fees, the 0.67% return of the benchmark Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index. This was a challenging 12 months. Policy rates rose by a quarter-point on three occasions this period, pushing short-term yields higher. Meanwhile, yield spreads for short-term corporate bonds narrowed. We positioned for higher short-term interest rates and kept the fund’s net asset value (NAV) fairly steady. Corporate bonds contributed most to fund results versus the benchmark. Within corporates, the bonds of banking companies added significant value. The bonds of industrial companies, specifically consumer cyclical and energy names, also helped. Investments in utility companies also contributed slightly. Outside of corporates, variable-rate demand notes, which are very short-term bonds offered by municipalities – contributed some. Conversely, some short-term interest rates, including unsecured bank-borrowing rates such as Libor, did not rise by as much as we had expected, which detracted somewhat from the performance of our floating-rate note (FRN) position.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 30, 2017, Julian Potenza joined Rob Galusza and Robert Chan as a Co-Manager of the fund.

Investment Summary (Unaudited)

Effective Maturity Diversification

	% of Fund's investments	% of Fund's investments
Days	to 8/31/17	to 2/28/17
0 - 30	34.1	33.4
31 - 90	24.4	18.1
91 - 180	4.0	6.9
181 - 397	3.5	9.4
> 397	34.0	32.2

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of August 31, 2017 *
Corporate Bonds	63.3%
U.S. Treasury Obligations	2.8%
Bank Notes	0.7%
Certificates of Deposit	5.8%
Commercial Paper	16.6%
Master Notes	1.3%
Cash and Cash Equivalents	9.5%

 * Foreign investments - 31.2%

As of February 28, 2017 *
Corporate Bonds	63.3%
U.S. Treasury Obligations	3.2%
Municipal Securities	4.6%
Bank Notes	0.8%
Certificates of Deposit	2.6%
Commercial Paper	15.3%
Cash and Cash Equivalents	11.6%
Net Other Assets (Liabilities)**	(1.4)%

 * Foreign investments - 31.1%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.4569% 1/22/19 (a)(b)	$30,000,000	$30,014,415
3 month U.S. LIBOR + 0.280% 1.5964% 11/19/18 (a)(b)	29,500,000	29,576,868
3 month U.S. LIBOR + 0.825% 2.1397% 2/22/19 (a)(b)	20,694,000	20,903,904
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 1.6821% 4/6/20 (a)(b)(c)	25,659,000	25,792,457
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.250% 1.5617% 11/5/18 (a)(b)(c)	20,200,000	20,203,734
3 month U.S. LIBOR + 0.420% 1.63% 3/2/18 (a)(b)(c)	22,500,000	22,526,653
3 month U.S. LIBOR + 0.530% 1.8417% 5/5/20 (a)(b)(c)	25,000,000	25,099,054
3 month U.S. LIBOR + 0.620% 1.9311% 10/30/19 (a)(b)(c)	20,100,000	20,195,177
3 month U.S. LIBOR + 0.630% 1.9321% 1/6/20 (a)(b)(c)	35,000,000	35,202,862
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.2335% 4/13/20 (a)(b)	28,000,000	28,128,710
3 month U.S. LIBOR + 1.450% 2.7614% 5/9/19 (a)(b)	4,930,000	4,996,777
		262,640,611
Media - 0.7%
Comcast Corp. 6.3% 11/15/17	15,979,000	16,128,349
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.685% 1.9886% 4/15/18 (a)(b)(c)	34,167,000	34,299,807
		50,428,156

TOTAL CONSUMER DISCRETIONARY		313,068,767

CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 5.5% 1/15/18	24,649,000	24,996,594
Anheuser-Busch InBev Finance, Inc. 1.25% 1/17/18	4,650,000	4,645,100
		29,641,694
Tobacco - 0.8%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 1.905% 8/14/20 (a)(b)(c)	10,500,000	10,506,269
BAT International Finance PLC 3 month U.S. LIBOR + 0.510% 1.7556% 6/15/18 (a)(b)(c)	31,200,000	31,244,357
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 1.7364% 2/21/20 (a)(b)	20,428,000	20,529,312
		62,279,938

TOTAL CONSUMER STAPLES		91,921,632

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.350% 1.6591% 8/14/18 (a)(b)	30,000,000	30,083,400
3 month U.S. LIBOR + 0.540% 1.8494% 5/10/19 (a)(b)	10,161,000	10,228,398
3 month U.S. LIBOR + 0.630% 1.9256% 9/26/18 (a)(b)	10,662,000	10,691,247
1.375% 11/6/17	32,627,000	32,625,532
Chevron Corp. 3 month U.S. LIBOR + 0.500% 1.8142% 5/16/18 (a)(b)	23,250,000	23,326,931
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.600% 1.9172% 2/28/18 (a)(b)	27,050,000	27,134,423
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 1.5781% 9/12/19 (a)(b)	20,000,000	20,102,827
3 month U.S. LIBOR + 0.580% 1.8894% 11/10/18 (a)(b)	37,271,000	37,513,176
Statoil ASA 3 month U.S. LIBOR + 0.460% 1.7719% 11/8/18 (a)(b)	30,718,000	30,845,191
TransCanada PipeLines Ltd.:
3 month U.S. LIBOR + 0.790% 2.0941% 1/12/18 (a)(b)	18,527,000	18,567,887
1.625% 11/9/17	20,000,000	20,003,505
		261,122,517
FINANCIALS - 52.0%
Banks - 38.6%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.640% 1.9436% 1/18/19 (a)(b)(c)	59,640,000	59,922,038
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.750% 2.0642% 11/16/18 (a)(b)(c)	20,000,000	20,158,937
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 1.875% 5/15/18 (a)(b)	75,000,000	75,262,589
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 2.1686% 4/1/19 (a)(b)	48,584,000	49,037,006
3 month U.S. LIBOR + 1.040% 2.3436% 1/15/19 (a)(b)	49,061,000	49,571,764
3 month U.S. LIBOR + 1.070% 2.3572% 3/22/18 (a)(b)	121,851,000	122,416,704
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 1.6856% 6/15/20 (a)(b)	25,120,000	25,168,505
3 month U.S. LIBOR + 0.600% 1.8281% 12/12/19 (a)(b)	16,000,000	16,122,676
3 month U.S. LIBOR + 0.600% 1.9041% 4/9/18 (a)(b)	4,000,000	4,011,708
1.35% 8/28/18	25,000,000	24,949,243
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.830% 2.1336% 1/15/19 (a)(b)	19,500,000	19,660,819
1.375% 12/18/17	9,479,000	9,479,815
Bank of Tokyo-Mitsubishi UFJ Ltd.:
3 month U.S. LIBOR + 0.310% 1.529% 9/8/17 (a)(b)(c)	35,370,000	35,370,429
3 month U.S. LIBOR + 0.550% 1.7681% 3/5/18 (a)(b)(c)	38,400,000	38,463,249
3 month U.S. LIBOR + 1.020% 2.2617% 9/14/18 (a)(b)(c)	16,135,000	16,258,167
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.7969% 7/20/20 (a)(b)(c)	35,390,000	35,451,554
2.5% 10/29/18 (c)	17,510,000	17,673,269
Barclays Bank PLC:
3 month U.S. LIBOR + 0.550% 1.8617% 8/7/19 (a)(b)	7,000,000	6,997,344
3 month U.S. LIBOR + 0.650% 1.9617% 8/7/20 (a)(b)	32,150,000	32,221,201
Barclays PLC 2% 3/16/18	12,000,000	12,012,000
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 1.9706% 2/1/19 (a)(b)	7,159,000	7,210,931
3 month U.S. LIBOR + 0.860% 2.1056% 6/15/18 (a)(b)	67,509,000	67,855,989
BNP Paribas 2.375% 9/14/17	12,695,000	12,697,848
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 1.7536% 1/15/20 (a)(b)	30,000,000	30,100,201
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 1.7425% 9/6/19 (a)(b)	65,258,000	65,547,798
Capital One NA:
3 month U.S. LIBOR + 0.680% 1.9917% 2/5/18 (a)(b)	26,125,000	26,159,525
3 month U.S. LIBOR + 1.150% 2.4642% 8/17/18 (a)(b)	30,000,000	30,225,698
Citibank NA:
3 month U.S. LIBOR + 0.230% 1.5414% 11/9/18 (a)	25,000,000	25,021,746
3 month U.S. LIBOR + 0.340% 1.6136% 3/20/19 (a)(b)	19,700,000	19,724,710
Citigroup, Inc.:
3 month U.S. LIBOR + 0.690% 2.0067% 4/27/18 (a)(b)	10,000,000	10,031,365
3 month U.S. LIBOR + 0.790% 2.0941% 1/10/20 (a)(b)	25,000,000	25,195,235
3 month U.S. LIBOR + 0.880% 2.1911% 7/30/18 (a)(b)	25,000,000	25,130,116
3 month U.S. LIBOR + 0.930% 2.1496% 6/7/19 (a)(b)	50,000,000	50,480,500
3 month U.S. LIBOR + 1.050% 2.3619% 11/8/17 (a)	76,250,000	76,372,650
3 month U.S. LIBOR + 1.700% 3.015% 5/15/18 (a)(b)	38,239,000	38,621,035
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 1.75% 3/2/20 (a)(b)	45,000,000	45,029,868
3 month U.S. LIBOR + 0.570% 1.8872% 5/26/20 (a)(b)	15,000,000	15,008,945
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 1.6864% 3/10/20 (a)(b)(c)	25,000,000	25,056,570
3 month U.S. LIBOR + 0.640% 1.9517% 11/7/19 (a)(b)(c)	27,100,000	27,253,420
3 month U.S. LIBOR + 0.790% 2.1006% 11/2/18 (a)(b)(c)	50,772,000	51,093,387
3 month U.S. LIBOR + 1.060% 2.3056% 3/15/19 (a)(b)(c)	25,678,000	25,995,841
Credit Suisse New York Branch 3 month U.S. LIBOR + 0.690% 2.0011% 1/29/18 (a)(b)	31,304,000	31,377,048
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 1.8833% 9/27/19 (a)(b)	29,000,000	29,147,790
3 month U.S. LIBOR + 0.910% 2.2264% 8/20/18 (a)(b)	30,000,000	30,195,880
HSBC Bank PLC 3 month U.S. LIBOR + 0.640% 1.955% 5/15/18 (a)(b)(c)	17,530,000	17,594,119
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.340% 1.6491% 11/13/17 (a)(b)	2,850,000	2,851,504
3 month U.S. LIBOR + 0.610% 1.9191% 11/13/19 (a)(b)	15,000,000	15,016,378
1.5% 11/13/17	23,025,000	23,025,972
Huntington National Bank 3 month U.S. LIBOR + 0.510% 1.7381% 3/10/20 (a)(b)	28,473,000	28,615,307
ING Bank NV:
3 month U.S. LIBOR + 0.550% 1.8003% 3/16/18 (a)(b)(c)	69,747,000	69,904,451
3 month U.S. LIBOR + 1.130% 2.4172% 3/22/19 (a)(b)(c)	12,500,000	12,664,831
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.400% 1.7302% 9/21/18 (a)(b)	20,000,000	20,059,886
3 month U.S. LIBOR + 0.590% 1.8794% 9/23/19 (a)(b)	25,631,000	25,801,676
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 1.8644% 4/25/18 (a)(b)	23,000,000	23,060,490
3 month U.S. LIBOR + 0.900% 2.2144% 1/25/18 (a)(b)	51,276,000	51,432,628
3 month U.S. LIBOR + 0.955% 2.2675% 1/23/20 (a)(b)	23,361,000	23,702,024
KeyBank NA 3 month U.S. LIBOR + 0.520% 1.7218% 6/1/18 (a)(b)	50,150,000	50,399,701
Lloyds Bank PLC 3 month U.S. LIBOR + 0.550% 1.8591% 5/14/18 (a)(b)	30,000,000	30,088,675
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.450% 1.7456% 9/25/17 (a)(b)(c)	7,000,000	7,001,610
3 month U.S. LIBOR + 0.640% 1.9356% 3/26/18 (a)(b)(c)	25,000,000	25,057,014
MUFG Americas Holdings Corp. 3 month U.S. LIBOR + 0.570% 1.8814% 2/9/18 (a)(b)	7,000,000	7,009,794
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 1.8247% 5/22/20 (a)(b)(c)	40,000,000	40,132,421
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 1.7872% 5/29/20 (a)(b)(c)	40,000,000	40,151,411
3 month U.S. LIBOR + 0.840% 2.1074% 9/17/18 (a)(b)(c)	24,350,000	24,542,915
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 1.6764% 5/19/20 (a)(b)	40,430,000	40,572,466
3 month U.S. LIBOR + 0.400% 1.6196% 12/7/18 (a)(b)	30,500,000	30,622,149
3 month U.S. LIBOR + 0.420% 1.6218% 6/1/18 (a)(b)	12,300,000	12,334,555
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 1.5617% 8/7/18 (a)(b)	30,000,000	30,054,843
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.59% 3/2/20 (a)(b)	35,000,000	35,043,716
3 month U.S. LIBOR + 0.450% 1.7541% 1/10/19 (a)(b)	20,000,000	20,071,239
3 month U.S. LIBOR + 0.480% 1.7911% 7/29/19 (a)(b)	20,320,000	20,417,393
1.4% 10/13/17	30,000,000	30,001,200
1.5% 1/16/18	15,000,000	15,001,134
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.540% 1.8452% 1/11/19 (a)(b)	80,000,000	80,365,543
3 month U.S. LIBOR + 0.580% 1.8836% 1/16/18 (a)(b)	53,500,000	53,585,761
3 month U.S. LIBOR + 0.740% 2.0525% 7/23/18 (a)(b)	31,700,000	31,858,327
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 1.7125% 9/6/19 (a)(b)	20,000,000	20,095,756
Swedbank AB 2.125% 9/29/17 (c)	21,250,000	21,261,784
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.420% 1.7236% 1/18/19 (a)(b)	24,500,000	24,592,738
3 month U.S. LIBOR + 0.440% 1.7386% 7/2/19 (a)(b)	30,800,000	30,930,405
1.45% 9/6/18	25,000,000	24,975,543
U.S. Bank NA:
3 month U.S. LIBOR + 0.410% 1.7329% 4/26/19 (a)(b)	20,500,000	20,588,389
1.45% 1/29/18	18,500,000	18,502,564
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.260% 1.479% 9/8/17 (a)(b)	3,271,000	3,271,052
3 month U.S. LIBOR + 0.400% 1.6417% 9/14/18 (a)(b)	24,150,000	24,214,176
3 month U.S. LIBOR + 0.460% 1.7725% 4/22/19 (a)(b)	20,270,000	20,340,622
3 month U.S. LIBOR + 0.630% 1.9425% 4/23/18 (a)(b)	41,045,000	41,194,593
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.500% 1.8172% 11/28/18 (a)(b)	17,000,000	17,073,699
3 month U.S. LIBOR + 0.550% 1.7696% 9/7/17 (a)(b)	44,500,000	44,500,746
3 month U.S. LIBOR + 0.600% 1.9172% 5/24/19 (a)(b)	14,860,000	14,963,380
3 month U.S. LIBOR + 0.740% 2.0525% 1/22/18 (a)(b)	50,408,000	50,542,337
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.430% 1.7472% 5/25/18 (a)	30,000,000	30,069,174
3 month U.S. LIBOR + 0.560% 1.8764% 8/19/19 (a)(b)	40,500,000	40,700,956
3 month U.S. LIBOR + 0.740% 2.0511% 7/30/18 (a)(b)	9,260,000	9,312,690
3 month U.S. LIBOR + 0.740% 2.0544% 11/23/18 (a)(b)	22,000,000	22,164,422
		2,878,079,272
Capital Markets - 5.2%
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 0.680% 1.9891% 2/13/18 (a)(b)	5,528,000	5,532,752
3 month U.S. LIBOR + 1.450% 2.7536% 1/18/19 (a)(b)	65,235,000	65,995,358
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.0364% 12/13/19 (a)(b)	18,500,000	18,629,343
3 month U.S. LIBOR + 1.040% 2.3544% 4/25/19 (a)(b)	11,462,000	11,591,864
3 month U.S. LIBOR + 1.100% 2.415% 11/15/18 (a)(b)	24,575,000	24,800,145
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 2.0407% 1/5/18 (a)(b)	68,170,000	68,304,815
3 month U.S. LIBOR + 0.740% 2.0525% 7/23/19 (a)(b)	32,001,000	32,223,536
3 month U.S. LIBOR + 0.800% 2.1091% 2/14/20 (a)(b)	30,000,000	30,143,700
UBS AG London Branch:
3 month U.S. LIBOR + 0.580% 1.799% 6/8/20 (a)(b)(c)	25,400,000	25,490,526
1.539% 12/7/18 (a)(c)	24,000,000	24,039,624
UBS AG Stamford Branch:
3 month U.S. LIBOR + 0.640% 1.9491% 8/14/19 (a)(b)	31,221,000	31,437,129
3 month U.S. LIBOR + 0.700% 1.9956% 3/26/18 (a)(b)	49,579,000	49,741,728
		387,930,520
Consumer Finance - 3.5%
American Express Credit Corp.:
3 month U.S. LIBOR + 0.300% 1.5872% 9/22/17 (a)(b)	4,290,000	4,290,456
3 month U.S. LIBOR + 0.330% 1.6406% 5/3/19 (a)(b)	20,000,000	20,044,373
3 month U.S. LIBOR + 0.430% 1.6481% 3/3/20 (a)(b)	35,000,000	35,063,327
3 month U.S. LIBOR + 0.550% 1.8174% 3/18/19 (a)(b)	28,753,000	28,919,126
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 2.0691% 5/12/20 (a)(b)	25,000,000	25,096,706
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.250% 1.5664% 11/20/17 (a)(b)	23,250,000	23,260,804
3 month U.S. LIBOR + 0.510% 1.8141% 1/10/20 (a)(b)	35,000,000	35,244,941
1.5% 2/23/18	13,922,000	13,920,138
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 1.000% 2.3041% 1/9/20 (a)(b)	14,000,000	14,112,000
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.320% 1.6241% 1/12/18 (a)(b)	13,080,000	13,092,478
3 month U.S. LIBOR + 0.380% 1.6821% 4/6/18 (a)(b)	20,000,000	20,039,361
3 month U.S. LIBOR + 0.820% 2.1364% 2/19/19 (a)(b)	30,000,000	30,325,473
		263,409,183
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.5552% 1/11/19 (a)(b)	20,500,000	20,564,288
3 month U.S. LIBOR + 0.550% 1.7696% 3/7/18 (a)(b)	20,000,000	20,059,529
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 1.5406% 2/1/19 (a)(b)(c)	22,860,000	22,893,718
		63,517,535
Insurance - 3.8%
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.250% 1.5433% 12/27/18 (a)(b)(c)	25,000,000	25,020,143
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.340% 1.5817% 9/14/18 (a)(b)(c)	51,200,000	51,329,396
3 month U.S. LIBOR + 0.400% 1.6364% 6/12/20 (a)(b)(c)	15,000,000	15,080,582
3 month U.S. LIBOR + 0.430% 1.6974% 12/19/18 (a)(b)(c)	32,000,000	32,123,854
1.5% 1/10/18 (c)	12,785,000	12,787,410
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.4821% 7/6/18 (a)(b)(c)	25,750,000	25,790,433
3 month U.S. LIBOR + 0.270% 1.5741% 4/9/20 (a)(b)(c)	25,000,000	25,072,424
3 month U.S. LIBOR + 0.390% 1.7025% 10/24/19 (a)(b)(c)	30,000,000	30,188,549
3 month U.S. LIBOR + 0.400% 1.7021% 4/6/18 (a)(b)(c)	17,000,000	17,034,874
Principal Life Global Funding II:
3 month U.S. LIBOR + 0.300% 1.6164% 5/21/18 (a)(b)(c)	18,017,000	18,033,460
3 month U.S. LIBOR + 0.500% 1.7018% 12/1/17 (a)(b)(c)	5,000,000	5,005,576
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.095% 8/15/18 (a)(b)	24,060,000	24,210,962
		281,677,663

TOTAL FINANCIALS		3,874,614,173

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc. 1.4% 10/15/17	25,790,000	25,789,421
Pharmaceuticals - 0.2%
Actavis Funding SCS 3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (a)(b)	14,444,000	14,497,464

TOTAL HEALTH CARE		40,286,885

INDUSTRIALS - 0.7%
Machinery - 0.7%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 1.4025% 12/6/18 (a)(b)	20,000,000	20,012,826
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.570% 1.8741% 1/8/19 (a)(b)	21,500,000	21,641,455
1.65% 10/15/18	7,317,000	7,329,110
		48,983,391
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 1.740% 3.0407% 10/5/17 (a)(b)	9,000,000	9,009,013
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP 1.5% 2/1/18 (c)	13,058,000	13,056,747
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 1.8647% 5/22/20 (a)(b)	50,500,000	50,529,040
UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. 3 month U.S. LIBOR + 0.200% 1.5178% 11/30/17 (a)(b)	8,563,000	8,562,094
TOTAL NONCONVERTIBLE BONDS
(Cost $4,699,706,466)		4,711,154,259

U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.140% 1.1626% 1/31/19 (a)(b)	$70,050,000	$70,169,579
U.S. TREASURY 3 MONTH BILL + 0.170% 1.1926% 10/31/18 (a)(b)	50,000,000	50,081,717
0.75% 2/28/18	49,500,000	49,403,321
0.875% 6/15/19	37,000,000	36,713,828
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $206,269,591)		206,368,445

Bank Notes - 0.7%
UBS AG Stamford Branch 5.875% 12/20/17	18,004,000	18,228,151
Wells Fargo Bank NA 1.65% 1/22/18	33,800,000	33,821,294
TOTAL BANK NOTES
(Cost $52,062,235)		52,049,445

Certificates of Deposit - 5.8%
Bank of Montreal yankee:
1 month U.S. LIBOR + 0.320% 1.5539% 3/27/18 (a)(b)	20,000,000	20,019,440
3 month U.S. LIBOR + 0.450% 1.7536% 4/17/18 (a)(b)	30,000,000	30,012,723
Bank of Nova Scotia yankee 1 month U.S. LIBOR + 0.160% 1.3906% 4/10/18 (a)	25,000,000	25,000,100
BNP Paribas New York Branch yankee:
1 month U.S. LIBOR + 0.140% 1.3689% 12/14/17 (a)(b)	30,000,000	30,005,610
1 month U.S. LIBOR + 0.150% 1.3839% 12/26/17 (a)(b)	30,000,000	30,005,460
1 month U.S. LIBOR + 0.170% 1.4017% 3/1/18 (a)(b)	30,000,000	29,998,890
1 month U.S. LIBOR + 0.190% 1.4189% 3/14/18 (a)(b)	20,000,000	20,000,800
1 month U.S. LIBOR + 0.190% 1.4239% 3/26/18 (a)(b)	30,000,000	30,001,020
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.4339% 3/26/18 (a)(b)	40,000,000	40,007,720
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.190% 1.4217% 3/1/18 (a)(b)	20,000,000	19,999,260
1 month U.S. LIBOR + 0.260% 1.4917% 5/1/18 (a)(b)	70,000,000	70,026,950
State Street Bank & Trust Co. 1.3% 10/24/17	50,000,000	49,998,480
Westpac Banking Corp. yankee:
1 month U.S. LIBOR + 0.230% 1.4583% 12/12/17 (a)(b)	14,000,000	14,006,230
1 month U.S. LIBOR + 0.300% 1.5339% 3/26/18 (a)(b)	25,000,000	25,025,025
TOTAL CERTIFICATES OF DEPOSIT
(Cost $434,000,000)		434,107,708

Commercial Paper - 16.6%
ABN AMRO Funding U.S.A. LLC:
1.31% 10/5/17	15,000,000	14,981,582
1.31% 10/10/17	20,000,000	19,971,844
Atlantic Asset Securitization Corp.:
1.22% 9/5/17	14,000,000	13,997,612
1.23% 9/8/17	36,000,000	35,990,150
1.3% 9/20/17	15,000,000	14,989,584
1.35% 10/12/17	25,000,000	24,962,608
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
1.43% 9/15/17 (c)	20,000,000	19,990,000
1.47% 10/3/17 (c)	16,000,000	15,982,048
1.47% 11/1/17 (c)	16,000,000	15,965,197
1.65% 12/15/17 (c)	40,000,000	39,840,648
Bell Canada yankee:
1.41% 9/18/17	13,000,000	12,990,614
1.41% 9/21/17	2,000,000	1,998,311
1.45% 9/18/17	12,000,000	11,991,336
1.45% 10/10/17	7,000,000	6,988,590
1.5% 11/14/17	17,780,000	17,724,807
1.5% 11/20/17	8,000,000	7,973,108
1.5% 11/27/17	35,000,000	34,871,753
1.5% 11/29/17	8,600,000	8,567,750
1.5% 11/29/17	19,000,000	18,928,750
BPCE SA yankee:
1.3% 9/1/17	30,000,000	29,999,022
1.33% 10/2/17	40,000,000	39,957,616
1.35% 10/6/17	15,000,000	14,981,985
1.36% 10/5/17	30,000,000	29,965,029
1.4% 11/3/17	35,000,000	34,920,606
Canadian Imperial Bank of Commerce 1 month U.S. LIBOR + 0.410% 1.6417% 11/2/17 (a)(b)	30,000,000	30,020,790
CVS Health Corp. 1.3% 9/1/17	8,000,000	7,999,704
Dominion Resources, Inc.:
1.45% 11/6/17	25,000,000	24,929,510
1.45% 11/6/17	20,000,000	19,943,608
1.45% 11/6/17	5,000,000	4,985,902
1.45% 11/7/17	10,000,000	9,971,383
1.45% 11/7/17	20,000,000	19,942,766
1.46% 9/6/17	8,000,000	7,998,086
1.46% 9/18/17	6,750,000	6,745,025
1.5% 10/12/17	4,150,000	4,142,747
Eversource Energy 1.31% 9/6/17	20,000,000	19,995,236
Gotham Funding Corp. yankee:
1.24% 9/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	20,000,000	19,996,004
1.27% 9/15/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	50,000,000	49,974,790
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.150% 1.3806% 12/21/17 (a)(b)	30,000,000	30,006,330
1 month U.S. LIBOR + 0.160% 1.3889% 1/8/18 (a)(b)	20,000,000	20,004,580
1 month U.S. LIBOR + 0.270% 1.5006% 9/6/17 (a)(b)	40,000,000	40,002,280
1.28% 9/13/17	30,000,000	29,986,806
Liberty Street Funding LLC:
1.27% 9/11/17 (Liquidity Facility Bank of Nova Scotia)	14,000,000	13,994,760
1.27% 9/14/17 (Liquidity Facility Bank of Nova Scotia)	8,000,000	7,996,177
Manhattan Asset Funding Co. LLC 1.24% 9/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	25,000,000	24,995,770
Ontario Teachers' Finance Trust:
1 month U.S. LIBOR + 0.120% 1.3506% 2/5/18 (a)(b)	30,000,000	30,001,560
yankee 1.36% 11/10/17	31,000,000	30,922,537
Rogers Communications, Inc. yankee:
1.42% 9/7/17	5,000,000	4,998,600
1.42% 9/27/17	9,000,000	8,990,770
1.43% 9/13/17	5,000,000	4,997,359
1.44% 9/1/17	4,000,000	3,999,842
1.45% 9/7/17	8,000,000	7,997,760
1.45% 9/7/17	8,000,000	7,997,760
1.47% 10/25/17	7,000,000	6,983,883
Sempra Global:
1.39% 9/18/17	30,000,000	29,977,890
1.39% 9/21/17	5,000,000	4,995,689
1.4% 10/2/17	20,000,000	19,973,494
1.41% 10/2/17	9,500,000	9,487,410
1.42% 10/12/17	25,000,000	24,956,308
1.44% 10/4/17	3,000,000	2,995,770
1.47% 9/5/17	13,600,000	13,597,295
1.47% 9/6/17	4,000,000	3,999,043
UBS AG London Branch:
1 month U.S. LIBOR + 0.150% 1.3806% 12/22/17 (a)(b)	60,000,000	60,005,100
1 month U.S. LIBOR + 0.160% 1.3939% 12/29/17 (a)(b)	15,000,000	15,001,110
1 month U.S. LIBOR + 0.200% 1.4267% 3/9/18 (a)(b)	10,000,000	10,000,550
Vodafone Group PLC yankee:
1.6% 9/1/17	36,350,000	36,348,568
1.6% 9/12/17	17,000,000	16,991,733
TOTAL COMMERCIAL PAPER
(Cost $1,237,316,625)		1,237,382,835

Master Notes - 1.3%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 1.5517% 12/6/17 (a)(b)
(Cost $100,000,000)	100,000,000	100,000,000
TOTAL MASTER NOTES
(Cost $100,000,000)		100,000,000
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $377,040,231)	376,994,637	377,070,036
	Maturity Amount	Value

Cash Equivalents - 4.4%
Repurchase Agreements:
With:
Credit Suisse Securities (U.S.A.) LLC at:
1.47%, dated 5/8/17 due 9/5/17 (Collateralized by Mortgage Loan Obligations valued at $88,298,414, 0.00% - 6.00%, 5/25/34 - 5/25/47)	80,392,000	80,000,000
1.5%, dated 5/30/17 due 10/4/17 (Collateralized by Corporate Obligations valued at $28,192,750, 4.75% - 8.50%, 2/15/19 - 12/31/49)	26,137,583	26,000,000
Mizuho Securities U.S.A., Inc. at:
2.35%, dated 8/11/17 due 2/7/18 (Collateralized by Corporate Obligations valued at $28,412,670, 1.75% - 3.90%, 12/5/19 - 8/15/47)	27,317,250	27,002,133
2.36%, dated 8/28/17 due 2/28/18 (Collateralized by Corporate Obligations valued at $59,205,975, 1.47% - 8.63%, 1/12/18 - 4/25/37)	55,663,422	55,006,908
2.42%, dated 4/3/17 due 9/29/17 (Collateralized by Corporate Obligations valued at $65,457,756, 0.70% - 6.80%, 12/1/28 - 6/25/47)	60,721,967	60,001,794
Morgan Stanley & Co., Inc. at 1.96%, dated:
6/12/17 due 9/12/17 (Collateralized by U.S. Treasury Obligations valued at $25,862,672, 3.63%, 8/15/43)(a)(b)(e)	25,125,222	24,999,813
6/13/17 due 9/13/17 (Collateralized by U.S. Treasury Obligations valued at $25,610,367, 2.13%, 3/31/24)(a)(b)(e)	25,125,222	24,999,778
8/10/17 due 11/10/17 (Collateralized by Equity Securities valued at $15,138,218)(a)(b)(e)	14,070,124	14,000,736
8/17/17 due 11/10/17 (Collateralized by Municipal Bond Obligations valued at $14,712,006, 0.00% - 6.85%, 11/1/17 - 10/1/54)(a)(b)(e)	14,064,789	14,000,757
TOTAL CASH EQUIVALENTS
(Cost $326,000,000)		326,011,919
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,432,395,148)		7,444,144,647
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,048,703
NET ASSETS - 100%		$7,446,193,350

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,270,802,996 or 17.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,236,653
Total	$3,236,653

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,711,154,259	$--	$4,711,154,259	$--
U.S. Government and Government Agency Obligations	206,368,445	--	206,368,445	--
Bank Notes	52,049,445	--	52,049,445	--
Certificates of Deposit	434,107,708	--	434,107,708	--
Commercial Paper	1,237,382,835	--	1,237,382,835	--
Master Notes	100,000,000	--	100,000,000	--
Money Market Funds	377,070,036	377,070,036	--	--
Cash Equivalents	326,011,919	--	326,011,919	--
Total Investments in Securities:	$7,444,144,647	$377,070,036	$7,067,074,611	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.8%
Canada	9.7%
United Kingdom	5.1%
Australia	4.0%
Japan	3.8%
France	2.9%
Netherlands	2.7%
Sweden	1.4%
Germany	1.0%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $326,011,919) — See accompanying schedule: Unaffiliated issuers (cost $7,055,354,917)	$7,067,074,611
Fidelity Central Funds (cost $377,040,231)	377,070,036
Total Investment in Securities (cost $7,432,395,148)		$7,444,144,647
Receivable for fund shares sold		6,428,671
Interest receivable		15,449,463
Distributions receivable from Fidelity Central Funds		493,990
Receivable from investment adviser for expense reductions		515,905
Other receivables		1,153
Total assets		7,467,033,829
Liabilities
Payable to custodian bank	$1,585
Payable for investments purchased	8,990,770
Payable for fund shares redeemed	7,831,763
Distributions payable	1,772,402
Accrued management fee	1,858,744
Other affiliated payables	385,215
Total liabilities		20,840,479
Net Assets		$7,446,193,350
Net Assets consist of:
Paid in capital		$7,435,293,455
Distributions in excess of net investment income		(537,632)
Accumulated undistributed net realized gain (loss) on investments		(311,972)
Net unrealized appreciation (depreciation) on investments		11,749,499
Net Assets		$7,446,193,350
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($1,818,466,187 ÷ 181,094,171 shares)		$10.04
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,627,727,163 ÷ 560,443,291 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		87,209,177
Income from Fidelity Central Funds		3,236,653
Total income		90,445,830
Expenses
Management fee	$19,262,755
Transfer agent fees	4,044,710
Independent trustees' fees and expenses	24,340
Miscellaneous	19,540
Total expenses before reductions	23,351,345
Expense reductions	(5,610,402)	17,740,943
Net investment income (loss)		72,704,887
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	280,051
Fidelity Central Funds	(32,927)
Total net realized gain (loss)		247,124
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,267,532
Fidelity Central Funds	29,805
Total change in net unrealized appreciation (depreciation)		6,297,337
Net gain (loss)		6,544,461
Net increase (decrease) in net assets resulting from operations		$79,249,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,704,887	$33,504,108
Net realized gain (loss)	247,124	398,878
Change in net unrealized appreciation (depreciation)	6,297,337	6,070,021
Net increase (decrease) in net assets resulting from operations	79,249,348	39,973,007
Distributions to shareholders from net investment income	(72,943,375)	(33,529,590)
Distributions to shareholders from net realized gain	(1,102,173)	(373,498)
Total distributions	(74,045,548)	(33,903,088)
Share transactions - net increase (decrease)	2,111,247,652	1,588,113,495
Total increase (decrease) in net assets	2,116,451,452	1,594,183,414
Net Assets
Beginning of period	5,329,741,898	3,735,558,484
End of period	$7,446,193,350	$5,329,741,898
Other Information
Undistributed net investment income end of period	$–	$16,727
Distributions in excess of net investment income end of period	$(537,632)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.02	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A	.106	.073	.034	.031	.057
Net realized and unrealized gain (loss)	.011	.010	(.018)	.004	.015
Total from investment operations	.117	.083	.016	.035	.072
Distributions from net investment income	(.105)	(.072)	(.034)	(.032)	(.058)
Distributions from net realized gain	(.002)	(.001)	(.002)	(.003)	(.004)
Total distributions	(.107)	(.073)	(.036)	(.035)	(.062)
Net asset value, end of period	$10.04	$10.03	$10.02	$10.04	$10.04
Total ReturnB	1.17%	.83%	.16%	.35%	.72%
Ratios to Average Net AssetsC,D
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%	.36%	.40%	.40%	.40%
Expenses net of all reductions	.35%	.36%	.40%	.40%	.40%
Net investment income (loss)	1.06%	.73%	.34%	.31%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,818,466	$1,416,938	$1,047,633	$1,495,214	$1,412,589
Portfolio turnover rateE	45%	54%	44%	66%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Conservative Income Bond Fund Institutional Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.02	$10.04	$10.04	$10.03
Income from Investment Operations
Net investment income (loss)A	.116	.083	.044	.041	.067
Net realized and unrealized gain (loss)	.011	.010	(.018)	.004	.015
Total from investment operations	.127	.093	.026	.045	.082
Distributions from net investment income	(.115)	(.082)	(.044)	(.042)	(.068)
Distributions from net realized gain	(.002)	(.001)	(.002)	(.003)	(.004)
Total distributions	(.117)	(.083)	(.046)	(.045)	(.072)
Net asset value, end of period	$10.04	$10.03	$10.02	$10.04	$10.04
Total ReturnB	1.27%	.93%	.26%	.45%	.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.26%	.30%	.30%	.30%
Expenses net of all reductions	.25%	.26%	.30%	.30%	.30%
Net investment income (loss)	1.16%	.83%	.44%	.41%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$5,627,727	$3,912,804	$2,687,926	$2,421,104	$1,595,181
Portfolio turnover rateE	45%	54%	44%	66%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,318,918
Gross unrealized depreciation	(592,262)
Net unrealized appreciation (depreciation)	$11,726,656
Tax Cost	$7,432,417,991

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(289,127)
Net unrealized appreciation (depreciation) on securities and other investments	$11,726,656

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(289,127)
Total capital loss carryforward	$(289,127)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$74,045,548	$ 33,529,590
Long-term Capital Gains	0	373,498
Total	$74,045,548	$ 33,903,088

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,826,703,903 and $1,559,079,559, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$1,668,502
Institutional Class	2,376,208
$4,044,710

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,540 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through October 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$841,232
Institutional Class	.25%	4,766,130
		$5,607,362

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,040.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Conservative Income Bond	$17,624,801	$8,402,221
Institutional Class	55,318,574	25,127,369
Total	$72,943,375	$33,529,590
From net realized gain
Conservative Income Bond	$295,267	$106,296
Institutional Class	806,906	267,202
Total	$1,102,173	$373,498

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Conservative Income Bond
Shares sold	147,089,927	103,660,613	$1,476,119,001	$1,038,980,154
Reinvestment of distributions	1,556,644	740,521	15,623,311	7,422,454
Shares redeemed	(108,764,467)	(67,719,980)	(1,091,587,595)	(678,725,345)
Net increase (decrease)	39,882,104	36,681,154	$400,154,717	$367,677,263
Institutional Class
Shares sold	381,182,015	242,715,487	$3,825,648,238	$2,432,712,730
Reinvestment of distributions	4,272,353	2,065,399	42,880,056	20,701,693
Shares redeemed	(214,959,917)	(123,027,707)	(2,157,435,359)	(1,232,978,191)
Net increase (decrease)	170,494,451	121,753,179	$1,711,092,935	$1,220,436,232

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2017, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Conservative Income Bond	.35%
Actual		$1,000.00	$1,005.90	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79
Institutional Class	.25%
Actual		$1,000.00	$1,006.40	$1.26
Hypothetical-C		$1,000.00	$1,023.95	$1.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 2.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $37,069,986 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FCV-ANN-1017
1.924089.106

Fidelity® Series Short-Term Credit Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Life of fundA
Fidelity® Series Short-Term Credit Fund	1.19%	1.30%

 A From March 27, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Short-Term Credit Fund on March 27, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index performed over the same period.

Period Ending Values
$10,320	Fidelity® Series Short-Term Credit Fund
$10,414	Bloomberg Barclays U.S. 1-3 Year Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Rob Galusza:  For the fiscal year, the fund returned 1.19%, net of fees, trailing the 1.59% return of its benchmark, the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Sector allocation and security selection each slightly weighed on the fund's performance versus the benchmark. A non-benchmark stake of roughly 16%, on average, in U.S. Treasury securities hindered our relative result in an environment that largely favored spread sectors – particularly corporate bonds, which the fund underweighted. Within corporates, we had some unhelpful picks among financial institutions, especially banks. Choices among the bonds of energy companies slightly weighed on relative performance, as did an underweighting in this segment. Conversely, underweighting government-related bonds, many of which offered paltry yields, made a healthy relative contribution, as did avoiding the debt of foreign-government institutions. Lastly, underweighting government-related agency debentures added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Julian Potenza joined Rob Galusza as a Co-Manager of the fund, succeeding Robin Foley.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	16.8%
AAA	15.4%
AA	5.6%
A	23.1%
BBB	36.0%
BB and Below	1.6%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	1.3%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	18.5%
AAA	16.3%
AA	5.4%
A	23.4%
BBB	33.0%
BB and Below	2.1%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	64.1%
U.S. Government and U.S. Government Agency Obligations	16.8%
Asset-Backed Securities	12.0%
CMOs and Other Mortgage Related Securities	3.8%
Municipal Bonds	0.1%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 14.8%

As of February 28, 2017*
Corporate Bonds	61.5%
U.S. Government and U.S. Government Agency Obligations	18.5%
Asset-Backed Securities	12.2%
CMOs and Other Mortgage Related Securities	4.9%
Municipal Bonds	0.1%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 13.5%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 2.8%
American Honda Finance Corp.:
1.5% 11/19/18	$3,105,000	$3,105,923
1.7% 2/22/19	1,546,000	1,546,816
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	7,418,000	7,486,793
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,000,000	1,984,420
1.65% 5/18/18 (a)	3,000,000	3,000,995
2.2% 5/5/20 (a)	5,000,000	5,012,874
2.25% 3/2/20 (a)	3,000,000	3,015,963
2.3% 1/6/20 (a)	4,300,000	4,323,008
2.45% 5/18/20 (a)	2,000,000	2,017,716
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,000,000	4,009,450
2.4% 4/10/18	9,850,000	9,886,260
2.4% 5/9/19	5,000,000	5,023,496
2.65% 4/13/20	3,008,000	3,032,846
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	2,000,000	1,997,729
Volkswagen International Finance NV 1.6% 11/20/17 (a)	2,785,000	2,783,970
		58,228,259
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	652,000	656,224
Media - 2.6%
21st Century Fox America, Inc.:
4.5% 2/15/21	8,640,000	9,287,409
8.25% 8/10/18	1,455,000	1,539,623
CBS Corp. 2.3% 8/15/19	3,393,000	3,418,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	9,500,000	9,746,436
Comcast Corp. 5.15% 3/1/20	4,500,000	4,869,717
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	10,000,000	10,049,171
NBCUniversal, Inc. 5.15% 4/30/20	5,000,000	5,433,264
Time Warner Cable, Inc. 6.75% 7/1/18	3,663,000	3,804,941
Time Warner, Inc.:
4.75% 3/29/21	1,865,000	2,016,084
6.875% 6/15/18	5,000,000	5,194,799
		55,360,404
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,180,000	4,189,875

TOTAL CONSUMER DISCRETIONARY		118,434,762

CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	14,760,000	14,807,951
2.65% 2/1/21	5,000,000	5,094,055
		19,902,006
Food & Staples Retailing - 0.7%
CVS Health Corp.:
1.9% 7/20/18	5,536,000	5,550,869
2.25% 12/5/18	2,000,000	2,012,943
2.25% 8/12/19	2,680,000	2,700,448
Kroger Co. 2.3% 1/15/19	4,080,000	4,101,216
		14,365,476
Food Products - 0.7%
The J.M. Smucker Co. 1.75% 3/15/18	8,044,000	8,046,724
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (b)(c)	3,781,000	3,788,308
2.65% 8/15/19	2,471,000	2,503,502
		14,338,534
Tobacco - 1.8%
Bat Capital Corp. 2.297% 8/14/20 (a)	5,000,000	5,019,110
BAT International Finance PLC:
1.85% 6/15/18 (a)	8,000,000	8,000,787
2.75% 6/15/20 (a)	3,500,000	3,555,892
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	5,186,000	5,186,770
2.05% 7/20/18 (a)	5,300,000	5,302,221
Philip Morris International, Inc.:
1.375% 2/25/19	4,000,000	3,983,359
1.875% 1/15/19	3,100,000	3,110,175
Reynolds American, Inc.:
2.3% 6/12/18	736,000	738,812
3.25% 6/12/20	2,362,000	2,433,741
		37,330,867

TOTAL CONSUMER STAPLES		85,936,883

ENERGY - 4.2%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	170,000	171,241
Petrofac Ltd. 3.4% 10/10/18 (a)	4,728,000	4,665,969
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	5,449,000	5,486,083
		10,323,293
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	460,000	488,970
BP Capital Markets PLC:
1.375% 5/10/18	2,745,000	2,742,739
1.674% 2/13/18	3,918,000	3,921,333
1.676% 5/3/19	912,000	911,980
2.315% 2/13/20	3,610,000	3,651,285
Canadian Natural Resources Ltd. 1.75% 1/15/18	935,000	934,589
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,225,000	2,232,821
ConocoPhillips Co. 2.2% 5/15/20	4,000,000	4,028,010
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,513
Energy Transfer Partners LP 2.5% 6/15/18	1,101,000	1,106,266
Enterprise Products Operating LP:
1.65% 5/7/18	5,506,000	5,503,624
2.55% 10/15/19	476,000	479,995
EOG Resources, Inc. 2.45% 4/1/20	4,995,000	5,031,876
Exxon Mobil Corp. 1.708% 3/1/19	4,000,000	4,008,950
Kinder Morgan, Inc.:
2% 12/1/17	832,000	832,445
3.05% 12/1/19	5,096,000	5,177,147
Marathon Petroleum Corp. 2.7% 12/14/18	2,830,000	2,854,634
Petro-Canada 6.05% 5/15/18	3,047,000	3,140,142
Petroleos Mexicanos 5.5% 2/4/19	6,140,000	6,413,230
Shell International Finance BV 2.125% 5/11/20	12,509,000	12,640,886
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,176,000	3,393,763
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,318,000	3,318,582
1.875% 1/12/18	4,751,000	4,752,912
		77,802,692

TOTAL ENERGY		88,125,985

FINANCIALS - 31.7%
Banks - 16.6%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	10,500,000	10,550,831
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,000,000	6,064,731
Bank of America Corp.:
2.25% 4/21/20	1,700,000	1,708,051
2.6% 1/15/19	46,795,000	47,260,142
2.625% 10/19/20	7,000,000	7,097,341
2.65% 4/1/19	8,000,000	8,095,200
Bank of Montreal 2.1% 12/12/19	3,000,000	3,020,650
Barclays PLC:
2% 3/16/18	6,000,000	6,006,000
2.75% 11/8/19	5,000,000	5,060,215
BNP Paribas 2.375% 9/14/17	5,586,000	5,587,253
BPCE SA 2.5% 12/10/18	3,000,000	3,028,093
Capital One NA 2.35% 1/31/20	4,000,000	4,014,626
Citigroup, Inc.:
1.7% 4/27/18	5,000,000	5,000,068
2.05% 6/7/19	8,000,000	8,016,776
2.4% 2/18/20	2,933,000	2,959,558
2.5% 9/26/18	9,000,000	9,066,675
2.5% 7/29/19	12,438,000	12,569,336
2.75% 4/25/22	3,000,000	3,027,097
Citizens Bank NA:
2.25% 3/2/20	4,500,000	4,519,625
2.55% 5/13/21	2,684,000	2,707,356
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	3,029,061
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	14,000,000	14,448,488
Credit Suisse New York Branch 1.75% 1/29/18	6,095,000	6,098,715
Discover Bank 2% 2/21/18	8,021,000	8,033,440
Fifth Third Bancorp:
2.875% 7/27/20	2,389,000	2,444,305
4.5% 6/1/18	2,133,000	2,176,833
HSBC U.S.A., Inc.:
1.7% 3/5/18	3,047,000	3,049,103
2.625% 9/24/18	2,238,000	2,261,336
Huntington National Bank 2.375% 3/10/20	4,200,000	4,239,382
ING Bank NV 1.8% 3/16/18 (a)	5,438,000	5,445,162
ING Groep NV 3.15% 3/29/22	4,250,000	4,353,639
JPMorgan Chase & Co.:
1.7% 3/1/18	44,166,000	44,181,078
2.2% 10/22/19	1,459,000	1,472,855
2.25% 1/23/20	1,500,000	1,512,412
2.35% 1/28/19	11,088,000	11,195,914
La Caisse Centrale 1.75% 1/29/18 (a)	3,047,000	3,049,803
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	3,040,000	3,109,579
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	7,882,000	7,881,935
2.4% 3/26/20 (a)	5,000,000	5,046,235
MUFG Americas Holdings Corp.:
1.625% 2/9/18	680,000	680,066
2.25% 2/10/20	1,364,000	1,373,252
Regions Financial Corp. 2.75% 8/14/22	3,254,000	3,272,430
Royal Bank of Canada:
1.625% 4/15/19	2,500,000	2,494,751
2.15% 3/15/19	5,000,000	5,043,141
2.2% 7/27/18	2,742,000	2,757,510
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	3,047,000	3,049,630
SunTrust Bank 2.25% 1/31/20	6,050,000	6,089,747
The Toronto-Dominion Bank:
2.25% 11/5/19	5,000,000	5,047,353
2.5% 12/14/20	3,294,000	3,349,263
Wells Fargo & Co. 2.15% 1/15/19	10,000,000	10,070,700
Wells Fargo Bank NA 2.15% 12/6/19	10,165,000	10,240,959
Westpac Banking Corp.:
1.6% 8/19/19	4,000,000	3,985,256
2.15% 3/6/20	2,000,000	2,015,679
4.875% 11/19/19	2,000,000	2,128,795
		349,987,431
Capital Markets - 5.7%
CBOE Holdings, Inc. 1.95% 6/28/19	3,868,000	3,869,578
Deutsche Bank AG 2.7% 7/13/20	5,451,000	5,484,726
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,000,000	4,020,106
2.85% 5/10/19	5,100,000	5,157,351
Goldman Sachs Group, Inc.:
1.748% 9/15/17	7,618,000	7,618,704
1.95% 7/23/19	5,000,000	5,004,109
2% 4/25/19	7,500,000	7,511,608
2.375% 1/22/18	10,673,000	10,703,776
2.625% 1/31/19	13,047,000	13,181,759
IntercontinentalExchange, Inc.:
2.5% 10/15/18	1,883,000	1,899,712
2.75% 12/1/20	2,493,000	2,548,839
Moody's Corp.:
2.75% 7/15/19	3,257,000	3,307,330
2.75% 12/15/21	528,000	536,708
5.5% 9/1/20	5,251,000	5,766,092
Morgan Stanley:
2.45% 2/1/19	10,000,000	10,083,013
2.625% 11/17/21	10,000,000	10,080,025
2.65% 1/27/20	14,500,000	14,729,007
S&P Global, Inc. 2.5% 8/15/18	1,058,000	1,064,857
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	8,034,504
		120,601,804
Consumer Finance - 4.7%
American Express Credit Corp.:
1.875% 11/5/18	3,904,000	3,919,036
2.2% 3/3/20	4,000,000	4,032,450
2.25% 5/5/21	5,000,000	5,023,957
2.6% 9/14/20	6,000,000	6,110,105
Capital One Financial Corp.:
2.45% 4/24/19	2,492,000	2,510,485
2.5% 5/12/20	3,000,000	3,027,137
Caterpillar Financial Services Corp. 2.1% 1/10/20	2,930,000	2,951,067
Ford Motor Credit Co. LLC:
1.684% 9/8/17	4,638,000	4,638,001
1.897% 8/12/19	2,000,000	1,993,202
2.24% 6/15/18	1,884,000	1,891,248
2.262% 3/28/19	6,000,000	6,029,905
2.425% 6/12/20	15,000,000	15,033,892
2.597% 11/4/19	2,500,000	2,523,138
3.336% 3/18/21	8,000,000	8,195,024
Hyundai Capital America:
2% 3/19/18 (a)	3,047,000	3,049,242
2% 7/1/19 (a)	4,000,000	3,976,333
2.125% 10/2/17 (a)	2,970,000	2,970,811
Synchrony Financial:
2.6% 1/15/19	3,720,000	3,746,546
3% 8/15/19	2,024,000	2,053,333
Toyota Motor Credit Corp.:
1.55% 10/18/19	1,833,000	1,827,650
1.95% 4/17/20	12,750,000	12,811,200
		98,313,762
Diversified Financial Services - 0.9%
AIG Global Funding 2.15% 7/2/20 (a)	5,000,000	5,010,374
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 1.5552% 1/11/19 (b)(c)	10,000,000	10,031,360
GE Capital International Funding Co. 2.342% 11/15/20	5,000,000	5,061,230
		20,102,964
Insurance - 3.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,049,000	1,060,375
AFLAC, Inc. 2.4% 3/16/20	3,000,000	3,040,372
AIA Group Ltd. 2.25% 3/11/19 (a)	5,167,000	5,172,643
American International Group, Inc.:
2.3% 7/16/19	8,696,000	8,761,383
5.85% 1/16/18	2,077,000	2,107,681
Aon Corp. 5% 9/30/20	1,538,000	1,665,792
Assurant, Inc. 2.5% 3/15/18	3,747,000	3,760,826
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,465,000	2,673,268
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	2,802,000	2,825,110
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,000,000	4,972,773
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	6,073,000	6,074,145
1.55% 9/13/19 (a)	5,100,000	5,072,911
2.05% 6/12/20 (a)	5,000,000	5,018,780
New York Life Global Funding:
1.5% 10/24/19 (a)	4,500,000	4,466,703
1.55% 11/2/18 (a)	3,120,000	3,122,913
Pacific LifeCorp 6% 2/10/20 (a)	3,002,000	3,259,524
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	2,005,849
Principal Life Global Funding II:
2.2% 4/8/20 (a)	5,780,000	5,796,836
2.25% 10/15/18 (a)	2,500,000	2,515,173
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	4,818,000	4,899,363
Unum Group 5.625% 9/15/20	1,900,000	2,083,349
		80,355,769

TOTAL FINANCIALS		669,361,730

HEALTH CARE - 5.9%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	4,368,000	4,372,471
2.5% 5/14/20	4,115,000	4,167,705
Amgen, Inc. 2.2% 5/22/19	3,596,000	3,616,478
Celgene Corp. 2.125% 8/15/18	1,519,000	1,525,725
		13,682,379
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories:
2.35% 11/22/19	10,000,000	10,088,049
2.8% 9/15/20	4,134,000	4,202,806
Becton, Dickinson & Co. 2.404% 6/5/20	10,000,000	10,053,890
Danaher Corp. 1.65% 9/15/18	3,659,000	3,662,445
Medtronic, Inc. 1.5% 3/15/18	3,718,000	3,717,920
Zimmer Biomet Holdings, Inc. 2% 4/1/18	4,522,000	4,528,242
		36,253,352
Health Care Providers & Services - 0.2%
Cardinal Health, Inc. 1.95% 6/15/18	482,000	483,287
UnitedHealth Group, Inc. 1.9% 7/16/18	2,929,000	2,937,783
WellPoint, Inc. 1.875% 1/15/18	1,385,000	1,385,406
		4,806,476
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	2,731,000	2,742,184
Pharmaceuticals - 3.2%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (b)(c)	6,095,000	6,117,561
3% 3/12/20	10,136,000	10,344,599
3.45% 3/15/22	5,000,000	5,194,767
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	5,036,000	5,035,817
Mylan N.V.:
2.5% 6/7/19	7,096,000	7,119,119
3% 12/15/18	3,000,000	3,031,124
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	10,000,000	9,970,013
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	5,000,000	4,963,094
1.7% 7/19/19	4,516,000	4,413,440
2.2% 7/21/21	5,000,000	4,758,316
Zoetis, Inc.:
1.875% 2/1/18	6,887,000	6,886,796
3.45% 11/13/20	437,000	454,273
		68,288,919

TOTAL HEALTH CARE		125,773,310

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	5,000,000	5,005,117
Rockwell Collins, Inc. 1.95% 7/15/19	1,728,000	1,730,182
		6,735,299
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	1,971	2,030
Delta Air Lines, Inc. 2.875% 3/13/20	5,000,000	5,080,276
		5,082,306
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19	858,000	856,373
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,000,000	4,969,337
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	2,677,000	2,681,431
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	1,198,000	1,199,668
2.125% 1/15/20	2,027,000	2,028,675
2.625% 9/4/18	1,642,000	1,655,535
International Lease Finance Corp. 5.875% 4/1/19	4,000,000	4,233,720
		9,117,598

TOTAL INDUSTRIALS		29,442,344

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.:
1.4% 9/20/19	8,000,000	7,972,337
1.65% 6/15/18	3,300,000	3,305,833
		11,278,170
Electronic Equipment & Components - 1.5%
Amphenol Corp.:
1.55% 9/15/17	4,124,000	4,123,986
2.2% 4/1/20	6,679,000	6,709,997
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,000,000	9,198,050
Tyco Electronics Group SA:
2.375% 12/17/18	526,000	529,039
6.55% 10/1/17	10,064,000	10,098,520
		30,659,592
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	3,749,000	3,759,216
3.65% 8/22/18	1,415,000	1,440,399
		5,199,615
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,041,960

TOTAL INFORMATION TECHNOLOGY		51,179,337

MATERIALS - 1.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	10,850,000	10,859,105
Ecolab, Inc.:
1.45% 12/8/17	1,409,000	1,408,603
1.55% 1/12/18	6,598,000	6,597,142
Sherwin-Williams Co. 1.35% 12/15/17	2,620,000	2,616,292
		21,481,142
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	1,511,000	1,511,000

TOTAL MATERIALS		22,992,142

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Boston Properties, Inc. 3.7% 11/15/18	5,214,000	5,311,812
ERP Operating LP 2.375% 7/1/19	1,567,000	1,582,617
Health Care REIT, Inc.:
2.25% 3/15/18	1,081,000	1,082,843
4.7% 9/15/17	1,375,000	1,376,067
Select Income REIT 2.85% 2/1/18	5,782,000	5,798,310
		15,151,649
Real Estate Management & Development - 0.6%
Digital Realty Trust LP:
2.75% 2/1/23	1,558,000	1,561,707
3.4% 10/1/20	3,069,000	3,176,500
Mack-Cali Realty LP 2.5% 12/15/17	1,847,000	1,849,029
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	1,652,000	1,653,690
Washington Prime Group LP 3.85% 4/1/20	3,571,000	3,649,007
		11,889,933

TOTAL REAL ESTATE		27,041,582

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.3% 3/11/19	2,271,000	2,285,579
2.45% 6/30/20	17,444,000	17,593,038
British Telecommunications PLC 2.35% 2/14/19	2,499,000	2,515,443
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,370,000	2,481,700
Verizon Communications, Inc.:
1.75% 8/15/21	10,000,000	9,816,702
4.5% 9/15/20	7,000,000	7,508,906
		42,201,368
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 1.5% 2/19/18	4,438,000	4,437,999

TOTAL TELECOMMUNICATION SERVICES		46,639,367

UTILITIES - 4.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 1.65% 12/15/17	3,772,000	3,772,484
Duke Energy Corp.:
1.8% 9/1/21	1,183,000	1,166,583
2.1% 6/15/18	5,129,000	5,143,123
Edison International 2.125% 4/15/20	5,000,000	5,026,425
Eversource Energy 1.45% 5/1/18	726,000	725,540
Exelon Corp.:
2.85% 6/15/20	6,763,000	6,911,592
3.497% 6/1/22 (b)	1,869,000	1,937,470
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	807,000	806,048
Pacific Gas & Electric Co. 5.625% 11/30/17	4,213,000	4,252,632
Southern Co. 1.85% 7/1/19	5,000,000	5,004,135
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9041% 4/10/18 (b)(c)	3,260,000	3,264,348
		38,010,380
Gas Utilities - 0.2%
Southern California Gas Co. 1.55% 6/15/18	5,000,000	4,995,901
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	522,000	522,770
2.7% 6/15/21	514,000	519,290
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,000,000	2,028,593
Southern Power Co. 1.5% 6/1/18	2,491,000	2,487,747
		5,558,400
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co. 2% 11/15/18	2,552,000	2,561,381
CenterPoint Energy, Inc. 2.5% 9/1/22	941,000	946,100
Consolidated Edison, Inc. 2% 3/15/20	1,107,000	1,110,858
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	2,319,000	2,126,291
1.4% 9/15/17	1,648,000	1,647,962
1.6% 8/15/19	1,266,000	1,257,396
1.875% 1/15/19	5,350,000	5,351,817
1.9% 6/15/18	2,656,000	2,661,007
2.5% 12/1/19	4,588,000	4,641,750
Public Service Enterprise Group, Inc. 1.6% 11/15/19	1,962,000	1,946,353
Sempra Energy 1.625% 10/7/19	3,461,000	3,445,336
Wisconsin Energy Corp.:
1.65% 6/15/18	3,138,000	3,140,619
2.45% 6/15/20	10,000,000	10,126,834
		40,963,704

TOTAL UTILITIES		89,528,385

TOTAL NONCONVERTIBLE BONDS
(Cost $1,351,032,068)		1,354,455,827

U.S. Treasury Obligations - 15.6%
U.S. Treasury Notes:
0.875% 9/15/19	$7,027,000	$6,962,769
1.375% 3/31/20	155,959,000	155,928,539
1.375% 4/30/20	18,501,000	18,490,882
1.5% 5/15/20	23,031,000	23,089,477
1.5% 8/15/20	20,000,000	20,038,281
1.75% 12/31/20	105,000,000	105,820,313
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $329,033,184)		330,330,261

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.597% 3.041% 11/1/34 (b)(c)	157,208	165,083
12 month U.S. LIBOR + 1.640% 3.127% 10/1/35 (b)(c)	1,040,083	1,090,853
12 month U.S. LIBOR + 1.674% 3.301% 2/1/35 (b)(c)	270,952	283,404
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	312,697	324,508
12 month U.S. LIBOR + 1.685% 3.353% 2/1/40 (b)(c)	590,336	624,861
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	213,920	221,088
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	312,548	329,772
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	248,679	263,856
12 month U.S. LIBOR + 1.750% 3.347% 1/1/40 (b)(c)	374,208	389,042
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	730,948	767,719
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	67,632	70,743
12 month U.S. LIBOR + 1.800% 3.05% 9/1/41 (b)(c)	581,345	605,609
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	305,974	324,861
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	204,256	212,793
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	65,616	69,571
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	68,802	72,244
12 month U.S. LIBOR + 1.810% 3.439% 2/1/40 (b)(c)	187,168	196,529
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	81,782	85,622
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	1,048,372	1,100,339
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	126,000	133,672
12 month U.S. LIBOR + 1.818% 3.231% 4/1/35 (b)(c)	439,092	464,163
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	167,551	174,934
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	113,884	120,913
12 month U.S. LIBOR + 1.835% 3.572% 3/1/40 (b)(c)	271,522	285,067
12 month U.S. LIBOR + 2.207% 2.962% 5/1/35 (b)(c)	269,301	284,390
12 month U.S. LIBOR + 2.253% 2.994% 7/1/35 (b)(c)	262,136	277,446
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	140,087	147,960
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.913% 12/1/34 (b)(c)	121,727	128,645
U.S. TREASURY 1 YEAR INDEX + 2.360% 2.982% 11/1/34 (b)(c)	1,159,812	1,231,005
5.5% 10/1/17 to 11/1/34	2,527,724	2,790,810
7.5% 11/1/31	531	630

TOTAL FANNIE MAE		13,238,132

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.630% 3.08% 11/1/35 (b)(c)	129,625	135,388
12 month U.S. LIBOR + 1.785% 3.529% 4/1/40 (b)(c)	193,447	202,384
12 month U.S. LIBOR + 1.822% 3.375% 8/1/36 (b)(c)	123,997	131,080
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	632,189	662,936
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	112,181	116,536
12 month U.S. LIBOR + 1.880% 3.148% 9/1/41 (b)(c)	183,119	192,331
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	130,532	138,519
12 month U.S. LIBOR + 1.880% 3.571% 8/1/41 (b)(c)	302,907	315,459
12 month U.S. LIBOR + 1.905% 3.613% 2/1/40 (b)(c)	233,724	245,581
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	219,235	230,249
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	149,123	155,701
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	124,733	132,432
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	170,322	178,327
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	160,891	168,417
3.5% 8/1/26	3,785,173	3,965,665
4% 9/1/25 to 4/1/26	1,332,067	1,408,313
4.5% 8/1/18 to 11/1/18	315,164	319,301
5% 4/1/20	146,867	149,616
8.5% 5/1/27 to 7/1/28	35,216	41,500

TOTAL FREDDIE MAC		8,889,735

Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	236,269	275,745
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $22,523,014)		22,403,612

Asset-Backed Securities - 12.0%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$261,209	$267,658
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	136,148	134,163
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	15,081	15,052
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	3,160,000	3,162,739
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	7,047,000	7,046,685
Series 2014-5 Class A2, 1.6% 10/15/19	9,142,000	9,142,911
Series 2015-3 Class A, 1.63% 5/15/20	3,340,000	3,340,814
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	5,839,000	5,876,695
Series 2017-3 Class A, 1.1644% 11/15/22	4,260,000	4,268,084
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	126,974	126,954
Series 2015-2 Class A3, 1.27% 1/8/20	751,661	751,370
Series 2015-3 Class A3, 1.54% 3/9/20	3,200,055	3,199,551
Series 2016-1 Class A3, 1.81% 10/8/20	1,597,000	1,599,287
Series 2016-2 Class A2A, 1.42% 10/8/19	610,528	610,390
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	18,431	16,379
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	115,119	108,673
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	54,248	52,053
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	223,136	86,625
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	5,230,000	5,263,968
Series 2017-A2 Class A2, 1.84% 1/17/23	4,769,000	4,776,867
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	2,737,958	2,735,550
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	2,896,000	2,919,254
Series 2016-A3 Class A3, 1.34% 4/15/22	5,080,000	5,055,905
Series 2016-A4 Class A4, 1.33% 6/15/22	4,194,000	4,172,933
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	1,143,725	1,143,083
Series 2015-2 Class A3, 1.37% 3/16/20	1,927,697	1,926,267
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	3,622,000	3,604,718
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	369,893	308,002
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	5,057,000	5,036,572
Series 2016-A5 Class A5, 1.27% 7/15/21	5,070,000	5,041,469
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,606,000	3,616,790
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	2,454,104	2,452,280
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	951,025	950,897
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,236,678
Series 2016-A1 Class A1, 1.75% 11/19/21	5,165,000	5,175,301
Series 2017-A2 Class A2, 1.74% 1/19/21	5,329,000	5,343,933
Series 2017-A8 Class A8, 1.88% 8/8/22	6,000,000	6,020,934
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.7344% 7/25/34 (b)(c)	91,880	81,663
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	10,662	10,051
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	16,084	15,978
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	15,469	15,241
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	62,458	60,510
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,050,000	3,054,645
Series 2016-A4 Class A4, 1.39% 3/15/22	4,210,000	4,190,818
Series 2017-A6 Class A6, 1.88% 2/15/23	3,212,000	3,223,758
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	176,817	176,720
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	864,834	864,398
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,780,413	1,779,989
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,718,000	2,732,083
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.6589% 5/28/35 (b)(c)	179,446	165,234
Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	83,201	80,131
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,271,344	1,279,896
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	10,886,000	11,012,114
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,203,000	6,299,177
Series 2017-A Class A3, 1.67% 6/15/21	3,761,000	3,764,969
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	3,809,000	3,808,031
Series 2015-4 Class A1, 1.77% 8/15/20	3,000,000	3,005,016
Series 2015-5 Class A, 2.39% 8/15/22	8,650,000	8,773,751
Series 2016-3 Class A1, 1.55% 7/15/21	2,000,000	1,994,308
Fremont Home Loan Trust:
Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.7344% 11/25/34 (b)(c)	3,384	33
Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (b)(c)	194,673	190,400
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	71,232	41,632
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	88,614	83,874
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	1,549,878	1,550,060
Series 2015-2 Class A3, 1.68% 12/20/18	1,751,542	1,752,804
Series 2016-2 Class A2A, 1.28% 10/22/18	1,755,953	1,754,395
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	4,472,000	4,474,343
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,060,000	3,072,777
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,357,000	3,379,316
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 2.9344% 6/25/34 (b)(c)	46,250	44,498
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,749,000	3,755,687
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	264,627	188,374
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,066,000	2,066,454
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	1,098,805	1,098,754
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	4,000,000	3,999,445
Hyundai Auto Receivables Trust Series 2016-A Class A3, 1.56% 9/15/20	1,030,000	1,030,081
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	1,961,000	1,961,147
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.4433% 3/27/42 (b)(c)	157,000	108,408
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.3844% 7/25/36 (b)(c)	2,217,556	1,159,307
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,998,000	3,981,842
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	6,458	6,080
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	8,246	7,973
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	489	299
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	159,619	154,780
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	111,970	99,606
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	25,106	24,202
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	25,626	837
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.7144% 3/25/66 (a)(b)(c)	2,982,311	2,988,480
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	3,752,000	3,730,308
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,165,000	3,155,012
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.6567% 4/18/22 (b)(c)	3,000,000	3,013,375
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	414,560	411,342
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	907,633	898,630
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	140,224	113,127
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	302,836	298,271
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	1,048	953
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (b)(c)	98,897	97,011
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,354,000	2,346,180
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,005,000	7,010,072
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	250,892	250,650
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.1156% 9/15/33 (b)(c)	474,524	473,006
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	3,000,000	3,003,016
Series 2016-1 Class A, 2.04% 3/15/22	1,500,000	1,509,003
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	1,453,003	1,451,856
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	117,662	111,643
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	2,281,903	2,280,863
Series 2016-B Class A3, 1.3% 4/15/20	1,708,000	1,705,104
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,289,000	2,277,810
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,592,000	3,580,856
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,226,000	4,224,606
Series 2017-1A Class A, 2.06% 9/20/21 (a)	5,500,000	5,535,138
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,055,122	2,055,922
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	2,232,386	2,232,656
TOTAL ASSET-BACKED SECURITIES
(Cost $253,361,058)		253,718,263

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.2057% 5/27/35 (a)(b)	837,607	842,592
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	69,379	67,538
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (a)(b)(c)	5,500,000	5,491,261
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	29,830	21,198
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	3,951	3,900

TOTAL PRIVATE SPONSOR		6,426,489

U.S. Government Agency - 0.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	857,523	886,385
planned amortization class Series 2012-94 Class E, 3% 6/25/22	306,028	309,513
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	122,161	137,009
Series 2009-31 Class A, 4% 2/25/24	15,919	15,950
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	643,618	690,402

TOTAL U.S. GOVERNMENT AGENCY		2,039,259

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,522,803)		8,465,748

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(d)	52,914	457
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	3,162,483	3,160,335
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,866,651	1,857,880
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4089% 5/15/32 (a)(b)(c)	2,087,701	2,087,699
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	486,566	450,755
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	19,795	16,218
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	155,338	144,120
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	50,505	44,868
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	66,938	55,213
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	37,146	33,765
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	37,146	28,340
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	37,721	28,970
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	286,643	253,867
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	55,890	52,700
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	52,384	48,190
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	71,534	66,669
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	53,879	48,322
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	57,791	51,502
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	93,778	71,623
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	147,081	100,764
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	54,064	29,335
Series 2007-4A:
Class A2, 1 month U.S. LIBOR + 0.550% 1.7844% 9/25/37 (a)(b)(c)	760,255	528,797
Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	6,725	2,502
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	4,459,705	0
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	3,365,000	3,361,369
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2% 7/15/28 (a)(b)(c)	3,028,000	3,028,653
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1% 7/15/19 (a)(b)(c)	2,878,000	2,878,054
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	2,915,000	3,031,484
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.1552% 12/10/49 (b)	1,896,080	1,894,680
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	1,463,283	1,453,333
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (a)(b)(c)	4,340,000	4,336,666
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	1,022,473	1,022,178
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	1,208,051	1,210,146
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	694,609	693,847
GS Mortgage Securities Trust:
sequential payer Series 2012-GCJ7 Class A4, 3.377% 5/10/45	6,586,008	6,866,178
Series 2016-GS4 Class A1, 1.532% 11/10/49	465,465	464,111
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,529,000	2,584,171
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,394,596	8,326,990
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-FL5 Class A, 1 month U.S. LIBOR + 0.980% 2.1389% 7/15/31 (a)(b)(c)	1,064,270	1,065,932
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,280,684	1,294,603
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	1,463,000	1,468,993
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	545,471	545,805
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (a)(b)(c)	1,492,158	1,496,559
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	2,343,224	2,342,980
Series 2016-C32 Class A1, 1.968% 12/15/49	1,510,635	1,510,311
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	1,141,494	1,129,302
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8089% 11/15/26 (a)(b)(c)	2,729,000	2,709,722
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5756% 6/15/29 (a)(b)(c)	2,345,000	2,352,375
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	2,382,937	2,383,087
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,322,541	1,318,364
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	1,084,749	1,084,974
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	441,000	450,965
Series 2013-C16 Class ASB, 3.963% 9/15/46	922,000	977,849
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,142,000	1,208,379
Series 2013-C13 Class A1, 0.778% 5/15/45	149,380	149,127
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $73,935,252)		73,804,078

Municipal Securities - 0.1%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $2,954,344)	2,850,000	2,965,910

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,000,000	$7,024,430
Ontario Province 1.25% 6/17/19	3,060,000	3,037,815
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,030,480)		10,062,245

Bank Notes - 1.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,987,448
Citibank NA 2.1% 6/12/20	5,000,000	5,027,151
Citizens Bank NA 2.3% 12/3/18	1,351,000	1,357,808
Fifth Third Bank 2.375% 4/25/19	6,000,000	6,063,803
KeyBank NA:
1.65% 2/1/18	$1,763,000	$1,763,884
2.5% 12/15/19	1,749,000	1,772,117
PNC Bank NA 1.7% 12/7/18	10,000,000	10,008,447
TOTAL BANK NOTES
(Cost $28,933,464)		28,980,658

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $4,999,111)	5,000,000	4,999,006
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.11% (f)
(Cost $11,558,512)	11,556,269	11,558,581
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,096,883,290)		2,101,744,189
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,945,189
NET ASSETS - 100%		$2,113,689,378

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,562,392 or 15.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,293
Total	$141,293

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,354,455,827	$--	$1,354,455,827	$--
U.S. Government and Government Agency Obligations	330,330,261	--	330,330,261	--
U.S. Government Agency - Mortgage Securities	22,403,612	--	22,403,612	--
Asset-Backed Securities	253,718,263	--	253,718,263	--
Collateralized Mortgage Obligations	8,465,748	--	8,465,748	--
Commercial Mortgage Securities	73,804,078	--	73,804,078	--
Municipal Securities	2,965,910	--	2,965,910	--
Foreign Government and Government Agency Obligations	10,062,245	--	10,062,245	--
Bank Notes	28,980,658	--	28,980,658	--
Commercial Paper	4,999,006	--	4,999,006	--
Money Market Funds	11,558,581	11,558,581	--	--
Total Investments in Securities:	$2,101,744,189	$11,558,581	$2,090,185,608	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.2%
United Kingdom	3.0%
Netherlands	2.9%
Canada	2.5%
Luxembourg	1.6%
Japan	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,085,324,778)	$2,090,185,608
Fidelity Central Funds (cost $11,558,512)	11,558,581
Total Investment in Securities (cost $2,096,883,290)		$2,101,744,189
Receivable for investments sold		807,381
Receivable for fund shares sold		1,379,994
Interest receivable		10,990,731
Distributions receivable from Fidelity Central Funds		19,178
Total assets		2,114,941,473
Liabilities
Payable for investments purchased	$162,621
Payable for fund shares redeemed	860,185
Distributions payable	220,722
Other payables and accrued expenses	8,567
Total liabilities		1,252,095
Net Assets		$2,113,689,378
Net Assets consist of:
Paid in capital		$2,111,279,322
Undistributed net investment income		1,158,145
Accumulated undistributed net realized gain (loss) on investments		(3,608,988)
Net unrealized appreciation (depreciation) on investments		4,860,899
Net Assets		$2,113,689,378
Series Short-Term Credit:
Net Asset Value, offering price and redemption price per share ($2,113,689,378 ÷ 211,079,860 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$35,169,398
Income from Fidelity Central Funds		141,293
Total income		35,310,691
Expenses
Management fee	$5,583,782
Transfer agent fees	768,480
Custodian fees and expenses	8,561
Independent trustees' fees and expenses	8,371
Miscellaneous	6,926
Total expenses before reductions	6,376,120
Expense reductions	(1,513)	6,374,607
Net investment income (loss)		28,936,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,586,272)
Fidelity Central Funds	2,579
Total net realized gain (loss)		(3,583,693)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,376,219
Fidelity Central Funds	68
Total change in net unrealized appreciation (depreciation)		1,376,287
Net gain (loss)		(2,207,406)
Net increase (decrease) in net assets resulting from operations		$26,728,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,936,084	$20,918,754
Net realized gain (loss)	(3,583,693)	1,405,653
Change in net unrealized appreciation (depreciation)	1,376,287	12,066,835
Net increase (decrease) in net assets resulting from operations	26,728,678	34,391,242
Distributions to shareholders from net investment income	(28,772,983)	(19,619,634)
Distributions to shareholders from net realized gain	(1,486,464)	(1,098,083)
Total distributions	(30,259,447)	(20,717,717)
Share transactions - net increase (decrease)	9,025,423	493,030,261
Total increase (decrease) in net assets	5,494,654	506,703,786
Net Assets
Beginning of period	2,108,194,724	1,601,490,938
End of period	$2,113,689,378	$2,108,194,724
Other Information
Undistributed net investment income end of period	$1,158,145	$1,325,057

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Short-Term Credit Fund

Years ended August 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.131	.114	.052
Net realized and unrealized gain (loss)	(.013)	.081	(.051)
Total from investment operations	.118	.195	.001
Distributions from net investment income	(.131)	(.108)	(.051)
Distributions from net realized gain	(.007)	(.007)	–
Total distributions	(.138)	(.115)	(.051)
Net asset value, end of period	$10.01	$10.03	$9.95
Total ReturnC,D	1.19%	1.98%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.45%	.45%G
Expenses net of fee waivers, if any	.34%	.45%	.45%G
Expenses net of all reductions	.34%	.45%	.45%G
Net investment income (loss)	1.32%	1.15%	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,113,689	$1,022,609	$768,418
Portfolio turnover rateH	70%	112%	63%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Short-Term Credit shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount, excise tax regulations, and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities and derivatives if applicable for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,152,022
Gross unrealized depreciation	(2,494,195)
Net unrealized appreciation (depreciation)	$5,657,827
Tax Cost	$2,096,086,362

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$342,717
Net unrealized appreciation (depreciation) on securities and other investments	$5,657,827

The Fund intends to elect to defer to its next fiscal year $3,590,489 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$29,834,743	$ 20,717,717
Long-term Capital Gains	424,704	–
Total	$30,259,447	$ 20,717,717

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $794,345,283 and $693,387,493, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .10% of average net assets for Series Short Term Credit. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Short-Term Credit	$768,480

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,926 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1,513.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017(a)	Year ended August 31, 2016
From net investment income
Series Short-Term Credit	$13,629,972	$9,043,568
Class F	15,143,011	10,576,066
Total	$28,772,983	$19,619,634
From net realized gain
Series Short-Term Credit	$719,924	$521,811
Class F	766,540	576,272
Total	$1,486,464	$1,098,083

 (a) All Class F Shares were redeemed by August 28, 2017.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017(a)	Year ended August 31, 2016	Year ended August 31, 2017(a)	Year ended August 31, 2016
Series Short-Term Credit
Shares sold	129,600,459	45,212,221	$1,296,767,402	$451,217,796
Reinvestment of distributions	1,414,720	958,597	14,129,285	9,565,371
Shares redeemed	(21,908,000)	(21,430,443)	(218,646,294)	(213,387,353)
Net increase (decrease)	109,107,179	24,740,375	$1,092,250,393	$247,395,814
Class F
Shares sold	26,981,368	52,358,212	$269,205,689	$522,680,275
Reinvestment of distributions	1,446,464	1,117,682	14,442,201	11,152,338
Shares redeemed	(136,680,238)	(28,954,017)	(1,366,872,860)	(288,198,166)
Net increase (decrease)	(108,252,406)	24,521,877	$(1,083,224,970)	$245,634,447

 (a) All Class F Shares were redeemed by August 28, 2017.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Short-Term Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Series Short-Term Credit	.22%
Actual		$1,000.00	$1,011.40	$1.12-C
Hypothetical-D		$1,000.00	$1,024.10	$1.12-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .00% and the expenses paid in the actual and hypothetical examples above would have been $.00 and $.00, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $313,933, or, if subsequently determined to be different, the net capital gain of such year.

A total of 10.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SS1-ANN-1017
1.9863239.102

Fidelity Flex℠ Funds Fidelity Flex℠ U.S. Bond Index Fund Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	72.1%
AAA	2.8%
AA	4.1%
A	7.4%
BBB	14.0%
BB and Below	0.8%
Short-Term Investments and Net Other Assets*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	24.6%
U.S. Government and U.S. Government Agency Obligations	72.1%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Bonds	1.1%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.2)%

 * Foreign investments - 7.2%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	$214,000	$226,919
Diversified Consumer Services - 0.2%
Northwestern University 3.868% 12/1/48	120,000	130,931
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	117,000	118,459
Media - 1.6%
CBS Corp. 4% 1/15/26	176,000	184,550
Comcast Corp. 6.95% 8/15/37	207,000	287,757
Discovery Communications LLC 3.25% 4/1/23	176,000	176,830
Time Warner, Inc. 3.6% 7/15/25	219,000	221,427
Walt Disney Co. 4.125% 6/1/44	192,000	203,669
		1,074,233
Multiline Retail - 0.2%
Nordstrom, Inc. 4% 3/15/27	110,000	109,996

TOTAL CONSUMER DISCRETIONARY		1,660,538

CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	329,213
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc. 5.625% 4/15/41	169,000	219,954
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	195,536
		415,490
Food Products - 0.2%
H.J. Heinz Co. 3% 6/1/26	100,000	96,326
Tobacco - 0.3%
Bat Capital Corp. 3.222% 8/15/24 (a)	200,000	201,993

TOTAL CONSUMER STAPLES		1,043,022

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	60,488
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	108,627
Chevron Corp. 2.954% 5/16/26	231,000	233,526
Devon Energy Corp. 5% 6/15/45	65,000	65,911
Ecopetrol SA 7.625% 7/23/19	220,000	241,868
Enbridge, Inc. 3.5% 6/10/24	164,000	166,770
Energy Transfer Partners LP 5.3% 4/15/47	50,000	49,910
Enterprise Products Operating LP 3.95% 2/15/27	214,000	223,698
Kinder Morgan, Inc. 5.05% 2/15/46	50,000	49,800
Magellan Midstream Partners LP 5% 3/1/26	147,000	164,756
ONEOK Partners LP 3.2% 9/15/18	165,000	166,899
Petroleos Mexicanos 5.5% 6/27/44	70,000	65,870
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	179,465
Spectra Energy Partners LP 4.75% 3/15/24	151,000	165,369
Statoil ASA 2.9% 11/8/20	250,000	257,611
Total Capital International SA 3.75% 4/10/24	165,000	176,415
Williams Partners LP 3.35% 8/15/22	190,000	193,177
		2,570,160
FINANCIALS - 7.3%
Banks - 3.0%
Bank of America Corp. 5% 5/13/21	410,000	448,071
Barclays PLC 4.375% 1/12/26	210,000	220,803
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	260,674
HSBC Holdings PLC 2.65% 1/5/22	289,000	291,100
JPMorgan Chase & Co. 5.6% 7/15/41	325,000	405,320
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	251,067
Regions Financial Corp. 2.75% 8/14/22	101,000	101,572
		1,978,607
Capital Markets - 1.7%
BlackRock, Inc. 4.25% 5/24/21	152,000	163,814
Goldman Sachs Group, Inc. 5.25% 7/27/21	393,000	432,935
Morgan Stanley:
4.375% 1/22/47	130,000	137,729
5.75% 1/25/21	369,000	409,963
		1,144,441
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21	163,000	173,243
American Express Co. 2.5% 8/1/22	150,000	150,711
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	246,956
Synchrony Financial 3% 8/15/19	169,000	171,449
		742,359
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	94,184
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22 (a)	167,000	169,592
GE Capital International Funding Co. 4.418% 11/15/35	200,000	218,736
KfW 2.5% 11/20/24	280,000	286,430
		768,942
Insurance - 0.3%
American International Group, Inc. 4.5% 7/16/44	210,000	218,803

TOTAL FINANCIALS		4,853,152

HEALTH CARE - 1.8%
Biotechnology - 0.1%
Amgen, Inc. 4.663% 6/15/51	100,000	107,943
Health Care Equipment & Supplies - 0.3%
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	177,816
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc. 4.75% 7/15/45	182,000	212,052
WellPoint, Inc. 3.125% 5/15/22	140,000	144,287
		356,339
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	186,679
Pharmaceuticals - 0.6%
Actavis Funding SCS 4.75% 3/15/45	100,000	109,319
Merck & Co., Inc. 3.7% 2/10/45	212,000	214,264
Teva Pharmaceutical Finance Netherlands III BV 4.1% 10/1/46	60,000	50,541
		374,124

TOTAL HEALTH CARE		1,202,901

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 4.7% 5/15/46	70,000	79,351
United Technologies Corp. 3.75% 11/1/46	100,000	96,138
		175,489
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. 6.2% 1/15/38	134,000	183,629
Machinery - 0.4%
John Deere Capital Corp. 2.8% 3/6/23	270,000	276,187
Road & Rail - 0.3%
Norfolk Southern Corp. 3.95% 10/1/42	185,000	189,172
Trading Companies & Distributors - 0.2%
Air Lease Corp. 3.375% 6/1/21	166,000	171,240

TOTAL INDUSTRIALS		995,717

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	211,000	222,343
IT Services - 0.5%
Apple, Inc. 4.5% 2/23/36	110,000	125,704
IBM Corp. 4.7% 2/19/46	204,000	227,819
		353,523
Software - 0.3%
Microsoft Corp. 4.25% 2/6/47	150,000	165,262
Technology Hardware, Storage & Peripherals - 0.3%
Xerox Corp. 4.5% 5/15/21	160,000	168,941

TOTAL INFORMATION TECHNOLOGY		910,069

MATERIALS - 1.3%
Chemicals - 0.8%
LYB International Finance BV 4% 7/15/23	153,000	162,817
Monsanto Co. 2.85% 4/15/25	177,000	174,341
The Dow Chemical Co. 8.55% 5/15/19	168,000	186,520
		523,678
Metals & Mining - 0.5%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	178,869
Vale Overseas Ltd. 5.875% 6/10/21	179,000	198,457
		377,326

TOTAL MATERIALS		901,004

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Boston Properties, Inc. 4.125% 5/15/21	165,000	175,230
Corporate Office Properties LP 3.6% 5/15/23	80,000	80,544
DDR Corp. 3.5% 1/15/21	110,000	112,057
		367,831
Real Estate Management & Development - 0.2%
Ventas Realty LP 3.125% 6/15/23	163,000	164,712

TOTAL REAL ESTATE		532,543

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.4% 5/15/25	424,000	421,176
5.15% 2/14/50	60,000	60,501
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	110,298
Verizon Communications, Inc. 5.012% 8/21/54	214,000	210,399
		802,374
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duke Energy Carolinas LLC 4% 9/30/42	179,000	190,863
Exelon Corp. 3.95% 6/15/25	163,000	172,081
Florida Power & Light Co. 4.05% 10/1/44	170,000	185,003
Mid-American Energy Co. 3.95% 8/1/47	100,000	105,570
Southern Co. 3.25% 7/1/26	191,000	190,324
		843,841
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,157

TOTAL UTILITIES		872,998

TOTAL NONCONVERTIBLE BONDS
(Cost $15,749,715)		16,344,478

U.S. Government and Government Agency Obligations - 43.8%
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
1% 8/28/19	$460,000	$456,302
1.125% 7/20/18	200,000	199,761
Freddie Mac 1.75% 5/30/19	450,000	453,126
Tennessee Valley Authority 4.25% 9/15/65	50,000	58,861

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,168,050

U.S. Treasury Obligations - 42.0%
U.S. Treasury Bonds:
2.875% 11/15/46	1,282,000	1,319,458
3% 2/15/47	260,000	274,361
3% 5/15/47	60,000	63,345
5% 5/15/37	1,418,000	1,983,317
U.S. Treasury Notes:
0.75% 3/31/18	2,080,000	2,074,800
1.125% 2/28/19	3,960,000	3,950,409
1.25% 3/31/19	20,000	19,980
1.25% 8/31/19	260,000	259,583
1.5% 4/15/20	70,000	70,194
1.5% 5/15/20	370,000	370,939
1.5% 6/15/20	470,000	471,138
1.5% 7/15/20	670,000	671,439
1.5% 8/15/20	210,000	210,402
1.625% 3/15/20	5,070,000	5,100,696
1.625% 8/31/22	190,000	189,243
1.75% 5/31/22	150,000	150,369
1.75% 6/30/22	310,000	310,569
1.875% 2/28/22	4,300,000	4,338,465
1.875% 3/31/22	20,000	20,170
1.875% 8/31/24	150,000	149,262
2% 4/30/24	80,000	80,397
2% 5/31/24	70,000	70,325
2% 6/30/24	210,000	210,845
2.125% 2/29/24	2,770,000	2,807,763
2.125% 3/31/24	320,000	324,238
2.25% 2/15/27	1,560,000	1,577,550
2.25% 8/15/27	110,000	111,250
2.375% 5/15/27	700,000	715,203

TOTAL U.S. TREASURY OBLIGATIONS		27,895,710

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,513,407)		29,063,760

U.S. Government Agency - Mortgage Securities - 27.9%
Fannie Mae - 19.9%
2.5% 11/1/31 to 11/1/46	635,914	641,939
2.5% 9/1/32 (b)	550,000	557,683
3% 10/1/30 to 7/1/47	3,048,833	3,087,519
3% 9/1/32 (b)	900,000	929,220
3% 9/1/47 (b)	100,000	101,146
3.5% 8/1/30 to 1/1/47	3,300,411	3,425,984
3.5% 9/1/47 (b)	100,000	103,607
3.5% 9/1/47 (b)	140,000	145,050
3.5% 9/1/47 (b)	100,000	103,607
4% 8/1/26	146,251	155,268
4% 9/1/47 (b)	2,050,000	2,165,880
4% 9/1/47 (b)	100,000	105,653
4.5% 9/1/47 (b)	840,000	903,578
5% 11/1/44	361,239	397,065
5.5% 9/1/40	359,092	399,167

TOTAL FANNIE MAE		13,222,366

Ginnie Mae - 8.0%
2.5% 3/20/47	59,073	58,553
3% 9/20/46	1,510,712	1,543,015
3.5% 9/1/47 (b)	900,000	938,471
3.5% 9/1/47 (b)	1,000,000	1,042,745
3.5% 9/1/47 (b)	100,000	104,275
4% 9/1/47 (b)	900,000	948,359
4.5% 6/20/45	347,889	374,266
5% 11/20/45	168,378	180,716
5.5% 12/20/44	91,325	99,854

TOTAL GINNIE MAE		5,290,254

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $18,393,175)		18,512,620

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22 (Cost $99,983)	$100,000	$100,190

Commercial Mortgage Securities - 1.5%
COMM Mortgage Trust Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	207,286
Freddie Mac Series K064 Class A2, 3.224% 3/25/27	250,000	262,444
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1695% 8/15/46 (c)	160,000	172,914
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	382,324
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,008,168)		1,024,968

Municipal Securities - 1.1%
California Gen. Oblig. 7.55% 4/1/39	70,000	108,868
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	160,766
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	187,384
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	87,804
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	199,135
TOTAL MUNICIPAL SECURITIES
(Cost $699,755)		743,957

Foreign Government and Government Agency Obligations - 1.8%
Colombian Republic 11.75% 2/25/20	$220,000	$270,820
Manitoba Province 1.75% 5/30/19	130,000	130,250
Ontario Province 2.4% 2/8/22	100,000	101,479
Panamanian Republic 6.7% 1/26/36	70,000	93,450
Philippine Republic 9.5% 2/2/30	70,000	112,975
Polish Government 5% 3/23/22	130,000	145,210
United Mexican States:
3.5% 1/21/21	140,000	147,070
3.625% 3/15/22	150,000	157,500
5.55% 1/21/45	50,000	58,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,180,604)		1,216,854

Supranational Obligations - 0.3%
Inter-American Development Bank 4.375% 1/24/44
(Cost $215,950)	$190,000	$232,808
	Shares	Value

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $7,493,393)	7,491,894	7,493,393
TOTAL INVESTMENT IN SECURITIES - 112.5%
(Cost $73,354,150)		74,733,028
NET OTHER ASSETS (LIABILITIES) - (12.5)%		(8,303,883)
NET ASSETS - 100%		$66,429,145

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $712,387 or 1.1% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,194
Total	$47,194

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$16,344,478	$--	$16,344,478	$--
U.S. Government and Government Agency Obligations	29,063,760	--	29,063,760	--
U.S. Government Agency - Mortgage Securities	18,512,620	--	18,512,620	--
Asset-Backed Securities	100,190	--	100,190	--
Commercial Mortgage Securities	1,024,968	--	1,024,968	--
Municipal Securities	743,957	--	743,957	--
Foreign Government and Government Agency Obligations	1,216,854	--	1,216,854	--
Supranational Obligations	232,808	--	232,808	--
Money Market Funds	7,493,393	7,493,393	--	--
Total Investments in Securities:	$74,733,028	$7,493,393	$67,239,635	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,860,757)	$67,239,635
Fidelity Central Funds (cost $7,493,393)	7,493,393
Total Investment in Securities (cost $73,354,150)		$74,733,028
Receivable for investments sold		890,479
Receivable for fund shares sold		797
Interest receivable		287,160
Distributions receivable from Fidelity Central Funds		6,603
Total assets		75,918,067
Liabilities
Payable for investments purchased
Regular delivery	$1,366,737
Delayed delivery	8,122,183
Payable for fund shares redeemed	2
Total liabilities		9,488,922
Net Assets		$66,429,145
Net Assets consist of:
Paid in capital		$64,677,410
Undistributed net investment income		11,339
Accumulated undistributed net realized gain (loss) on investments		361,518
Net unrealized appreciation (depreciation) on investments		1,378,878
Net Assets, for 6,458,300 shares outstanding		$66,429,145
Net Asset Value, offering price and redemption price per share ($66,429,145 ÷ 6,458,300 shares)		$10.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 9, 2017 (commencement of operations) to August 31, 2017
Investment Income
Interest		$626,390
Income from Fidelity Central Funds		47,194
Total income		673,584
Expenses
Independent trustees' fees and expenses	$92
Miscellaneous	60
Total expenses		152
Net investment income (loss)		673,432
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	361,017
Total net realized gain (loss)		361,017
Change in net unrealized appreciation (depreciation) on investment securities		1,378,878
Net gain (loss)		1,739,895
Net increase (decrease) in net assets resulting from operations		$2,413,327

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 9, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$673,432
Net realized gain (loss)	361,017
Change in net unrealized appreciation (depreciation)	1,378,878
Net increase (decrease) in net assets resulting from operations	2,413,327
Distributions to shareholders from net investment income	(661,590)
Share transactions
Proceeds from sales of shares	64,145,336
Reinvestment of distributions	661,590
Cost of shares redeemed	(129,518)
Net increase (decrease) in net assets resulting from share transactions	64,677,408
Total increase (decrease) in net assets	66,429,145
Net Assets
Beginning of period	–
End of period	$66,429,145
Other Information
Undistributed net investment income end of period	$11,339
Shares
Sold	6,406,180
Issued in reinvestment of distributions	64,792
Redeemed	(12,672)
Net increase (decrease)	6,458,300

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex U.S. Bond Index Fund

Years ended August 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.110
Net realized and unrealized gain (loss)	.288
Total from investment operations	.398
Distributions from net investment income	(.108)
Total distributions	(.108)
Net asset value, end of period	$10.29
Total ReturnC	3.99%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	2.24%F
Supplemental Data
Net assets, end of period (000 omitted)	$66,429
Portfolio turnover rateH	129%I

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,408,942
Gross unrealized depreciation	(1,484)
Net unrealized appreciation (depreciation)	$1,407,458
Tax Cost	$73,325,570

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$344,277
Net unrealized appreciation (depreciation) on securities and other investments	$1,407,458

The tax character of distributions paid was as follows:

August 31, 2017(a)
Ordinary Income	$661,590

 (a) For the period March 9, 2017 (commencement of operations) to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and U.S. government securities, aggregated $18,935,055 and $192,561, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Flex U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations, the changes in its net assets and the financial highlights for the period March 9, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Flex U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 9, 2017 to August 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2017	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,039.90	$--C
Hypothetical-D		$1,000.00	$1,025.21	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 176/365 (to reflect the period March 9, 2017 to August 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex U.S. Bond Index Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $0.057 per share derived from capital gains realized from sales of portfolio securities.

A total of 35.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts

Fidelity Flex U.S. Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve amended and restated sub-advisory agreements with affiliates of Fidelity Management & Research Company (FMR) for the fund to decrease the sub-advisory fees paid to the sub-advisers by 0.25 basis points (Amended Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family. At its January 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations.

The Board noted that the fund is available through a new bundled fee offering for plans that are recordkept by Fidelity Investments. The Board considered that, while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee and the sub-advisers receive compensation from FMR. The Board noted at its January 2017 meeting that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Because the Board was approving an arrangement with the sub-advisers under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Amended Contracts are fair and reasonable, and that the fund's Amended Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZUB-ANN-1017
1.9881611.100

Fidelity® U.S. Bond Index Fund Institutional Class and Institutional Premium Class Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.38%	2.12%	4.17%
Institutional Premium Class	0.39%	2.13%	4.18%

 The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

 The initial offering of Institutional Premium Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Institutional Class on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See previous page for additional information regarding the performance of Institutional Class.

Period Ending Values
$15,041	Fidelity® U.S. Bond Index Fund - Institutional Class
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the fiscal year, the fund’s share classes produced slightly positive returns that were roughly in line with, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and movements in the yield curve, which plots bond yields relative to their maturities. Looking ahead, bond returns likely will be shaped by expectations for further policy interest rate increases, as well as the Federal Reserve’s plans to begin reducing the $4.5 trillion in government securities it accumulated as part of the quantitative easing program it deployed to battle the last recession. Regardless of the backdrop, the fund's focus remains on closely tracking the performance of the overall bond market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	71.3%
AAA	3.7%
AA	2.9%
A	10.4%
BBB	12.7%
BB and Below	0.7%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	26.0%
U.S. Government and U.S. Government Agency Obligations	71.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments – 8.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments – 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,834
1.7% 9/9/21	4,500	4,442
2.125% 10/10/18	6,550	6,592
2.15% 3/13/20	8,550	8,626
2.25% 8/15/19	7,650	7,729
2.3% 9/9/26	5,000	4,790
Ford Motor Co. 4.75% 1/15/43	7,650	7,383
General Motors Co.:
5.2% 4/1/45	4,270	4,225
6.6% 4/1/36	5,840	6,839
6.75% 4/1/46	4,000	4,705
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,765
4% 1/15/25	6,170	6,250
4% 10/6/26	3,680	3,697
4.3% 7/13/25	12,400	12,790
4.375% 9/25/21	9,190	9,745
		102,412
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,207
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,644
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,750
3.959% 7/1/38	4,725	5,209
Northwestern University 4.643% 12/1/44	3,350	4,006
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,777
3.619% 10/1/37	1,000	1,062
Rice University 3.774% 5/15/55	1,900	2,023
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,378
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,370
University of Southern California 5.25% 10/1/2111	2,000	2,528
		30,954
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,356
3.7% 1/30/26	16,870	17,759
4.875% 12/9/45	5,430	6,178
5.35% 3/1/18	2,317	2,360
6.3% 3/1/38	7,045	9,333
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,941
Starbucks Corp.:
2.45% 6/15/26	10,000	9,799
3.85% 10/1/23	1,875	2,032
		52,758
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,561
3.15% 8/22/27 (a)	10,460	10,649
4.05% 8/22/47 (a)	8,550	8,814
4.25% 8/22/57 (a)	6,640	6,902
4.8% 12/5/34	6,000	6,882
		39,808
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,303
5.4% 10/1/43	3,875	4,556
5.65% 8/15/20	1,000	1,098
6.15% 3/1/37	3,955	5,033
6.15% 2/15/41	10,500	13,416
6.9% 3/1/19	2,110	2,261
6.9% 8/15/39	2,000	2,708
7.75% 12/1/45	3,160	4,805
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,580
7.625% 4/15/31	3,250	4,470
CBS Corp.:
3.375% 2/15/28	10,550	10,391
4% 1/15/26	6,000	6,291
4.6% 1/15/45	7,300	7,571
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,549
6.384% 10/23/35	13,450	15,388
6.484% 10/23/45	4,690	5,394
Comcast Corp.:
1.625% 1/15/22	10,500	10,301
2.35% 1/15/27	23,800	22,400
3.125% 7/15/22	3,000	3,124
3.15% 3/1/26	5,000	5,055
3.3% 2/1/27	7,220	7,357
3.375% 8/15/25	13,700	14,113
4.65% 7/15/42	9,000	9,801
4.75% 3/1/44	5,400	5,959
5.7% 5/15/18	2,940	3,026
5.7% 7/1/19	8,500	9,109
6.4% 3/1/40	1,000	1,338
6.55% 7/1/39	3,000	4,056
6.95% 8/15/37	6,700	9,314
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,349
4.875% 4/1/43	4,900	4,714
5.05% 6/1/20	3,200	3,420
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,990
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,157
6.75% 7/1/18	1,162	1,207
7.3% 7/1/38	4,000	4,931
8.75% 2/14/19	2,368	2,586
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,008
3.55% 6/1/24	3,000	3,074
3.6% 7/15/25	6,340	6,410
3.8% 2/15/27	9,000	9,061
4% 1/15/22	1,000	1,058
4.65% 6/1/44	3,000	2,944
4.85% 7/15/45	3,000	3,025
6.5% 11/15/36	5,724	6,966
Viacom, Inc.:
4.25% 9/1/23	7,775	8,056
4.375% 3/15/43	2,635	2,263
5.625% 9/15/19	1,000	1,067
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,751
2.3% 2/12/21	4,740	4,808
2.55% 2/15/22	2,810	2,858
3.15% 9/17/25	9,470	9,755
4.125% 6/1/44	5,700	6,046
5.5% 3/15/19	2,000	2,118
		323,896
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,158
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,483
4.3% 2/15/43	4,750	3,800
Nordstrom, Inc.:
4% 3/15/27	4,510	4,510
5% 1/15/44	2,000	1,971
Target Corp.:
3.875% 7/15/20	3,000	3,171
4% 7/1/42	7,000	7,038
		33,131
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,979
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,877
3.25% 4/15/25	4,000	3,994
3.7% 4/15/22	5,500	5,756
3.75% 6/1/27	5,804	5,914
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,037
3% 4/1/26	10,030	10,191
3.75% 2/15/24	6,725	7,207
3.9% 6/15/47	3,400	3,493
4.2% 4/1/43	1,575	1,671
4.25% 4/1/46	3,280	3,542
4.875% 2/15/44	2,875	3,390
5.875% 12/16/36	10,400	13,570
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,369
4.05% 5/3/47	8,000	8,221
4.625% 4/15/20	2,000	2,120
4.65% 4/15/42	6,500	7,218
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,973
		95,522
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,278

TOTAL CONSUMER DISCRETIONARY		682,759

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,720
2.625% 1/17/23	2,825	2,843
2.65% 2/1/21	19,340	19,704
3.3% 2/1/23	10,250	10,633
3.65% 2/1/26	54,820	57,112
4.625% 2/1/44	5,750	6,316
4.7% 2/1/36	4,870	5,399
4.9% 2/1/46	18,180	20,715
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	5,394	5,767
5.375% 1/15/20	1,500	1,622
8.2% 1/15/39	2,800	4,447
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	10,202
3.7% 12/6/26	7,550	7,805
Diageo Capital PLC 5.75% 10/23/17	5,185	5,215
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,848
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,847
3% 7/15/26	17,400	17,052
4.2% 7/15/46	8,730	8,724
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,138
2.25% 5/2/22	12,000	12,097
2.375% 10/6/26	6,750	6,541
3.6% 8/13/42	3,000	2,982
4.25% 10/22/44	6,000	6,493
4.45% 4/14/46	800	897
4.875% 11/1/40	2,300	2,693
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,943
2.875% 10/27/25	9,580	9,745
3.15% 11/15/20	3,700	3,851
		257,351
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	6,067
CVS Health Corp.:
2.25% 8/12/19	3,750	3,779
2.8% 7/20/20	8,400	8,580
2.875% 6/1/26	7,500	7,344
3.875% 7/20/25	4,660	4,895
4.875% 7/20/35	3,100	3,470
5.125% 7/20/45	8,810	10,154
5.3% 12/5/43	4,391	5,153
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	3,977
5.15% 8/1/43	2,725	2,907
Sysco Corp.:
3.3% 7/15/26	3,280	3,319
3.75% 10/1/25	5,700	5,975
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,888
3.3% 4/22/24	19,000	20,116
4.3% 4/22/44	6,000	6,719
5.625% 4/1/40	2,000	2,583
5.625% 4/15/41	4,600	5,987
6.5% 8/15/37	8,275	11,653
Walgreen Co. 3.1% 9/15/22	2,850	2,922
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	5,014
4.65% 6/1/46	5,500	5,788
		136,942
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,792
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	9,030
General Mills, Inc.:
2.2% 10/21/19	7,000	7,047
5.65% 2/15/19	13,501	14,228
H.J. Heinz Co.:
3% 6/1/26	13,000	12,522
5% 7/15/35	3,500	3,813
5.2% 7/15/45	5,180	5,621
Kellogg Co.:
3.125% 5/17/22	1,875	1,940
3.25% 5/21/18	2,800	2,833
3.25% 4/1/26	3,720	3,749
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,102
5% 6/4/42	2,825	2,987
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,773
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,065
Unilever Capital Corp.:
2% 7/28/26	2,000	1,867
2.2% 3/6/19	7,475	7,537
3.1% 7/30/25	2,900	2,964
		106,870
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,374
2.4% 3/1/22	5,200	5,272
2.4% 6/1/23	8,000	8,018
3.2% 7/30/46	2,500	2,314
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,027
2.3% 2/6/22	4,700	4,768
2.85% 8/11/27	4,500	4,566
3.1% 8/15/23	10,000	10,508
		47,847
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,463
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,165
4.25% 8/9/42	9,780	9,982
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,553
3.222% 8/15/24 (a)	10,300	10,403
3.557% 8/15/27 (a)	9,500	9,635
4.54% 8/15/47 (a)	11,340	11,710
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,860
2.125% 5/10/23	3,100	3,038
2.75% 2/25/26	3,750	3,700
3.875% 8/21/42	4,825	4,812
4.5% 3/26/20	2,000	2,130
4.875% 11/15/43	6,000	6,771
5.65% 5/16/18	6,789	6,984
6.375% 5/16/38	1,450	1,936
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,630
4.85% 9/15/23	1,800	1,990
5.85% 8/15/45	4,240	5,125
7.25% 6/15/37	7,220	9,922
		127,346

TOTAL CONSUMER STAPLES		686,819

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,343
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,583
Halliburton Co.:
3.8% 11/15/25	10,380	10,724
5% 11/15/45	7,540	8,166
7.45% 9/15/39	1,500	2,082
		26,898
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,784
6.2% 3/15/40	2,000	2,266
6.45% 9/15/36	2,675	3,126
6.6% 3/15/46	4,650	5,625
Apache Corp. 5.1% 9/1/40	3,000	3,126
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,059
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,808
2.315% 2/13/20	1,800	1,821
2.5% 11/6/22	3,000	3,011
2.521% 1/15/20	6,000	6,105
3.017% 1/16/27	9,500	9,467
3.062% 3/17/22	3,750	3,878
3.245% 5/6/22	7,750	8,066
4.5% 10/1/20	2,000	2,153
4.75% 3/10/19	1,000	1,046
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,923
4.95% 6/1/47	6,400	6,595
6.25% 3/15/38	6,850	8,060
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,638
3.8% 9/15/23	1,750	1,748
4.25% 4/15/27 (a)	9,500	9,170
5.4% 6/15/47 (a)	9,400	8,861
6.75% 11/15/39	2,000	2,161
Chevron Corp.:
1.104% 12/5/17	5,700	5,695
1.718% 6/24/18	7,525	7,539
1.961% 3/3/20	8,625	8,683
2.1% 5/16/21	13,750	13,842
2.193% 11/15/19	11,400	11,532
2.954% 5/16/26	11,000	11,120
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,130
4.5% 6/1/25	3,325	3,571
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,871
3.35% 5/15/25	6,810	7,040
4.95% 3/15/26	24,550	27,581
6.5% 2/1/39	7,529	9,905
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,693
3.875% 3/15/23	3,775	3,676
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,048
5% 6/15/45	3,500	3,549
5.6% 7/15/41	2,875	3,068
Ecopetrol SA:
5.375% 6/26/26	4,740	5,043
5.875% 5/28/45	3,800	3,698
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,182
6.5% 4/15/18	1,000	1,027
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,873
5.5% 12/1/46	9,490	10,885
Encana Corp.:
3.9% 11/15/21	4,900	5,048
6.5% 2/1/38	5,000	5,801
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,673
4.15% 10/1/20	4,500	4,696
5.15% 3/15/45	8,000	7,746
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,828
3.95% 2/15/27	25,880	27,053
4.05% 2/15/22	9,325	9,929
4.85% 8/15/42	2,500	2,657
4.85% 3/15/44	5,000	5,327
5.7% 2/15/42	2,000	2,361
6.65% 4/15/18	2,000	2,060
7.55% 4/15/38	2,000	2,755
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,968
5.625% 6/1/19	1,000	1,064
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,573
3.567% 3/6/45	6,650	6,545
Hess Corp.:
3.5% 7/15/24	3,800	3,711
5.6% 2/15/41	3,400	3,331
8.125% 2/15/19	6,000	6,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,451
3.45% 2/15/23	12,200	12,367
3.5% 9/1/23	2,000	2,019
3.95% 9/1/22	7,000	7,293
5% 3/1/43	1,000	984
5.5% 3/1/44	6,997	7,320
5.625% 9/1/41	1,000	1,031
6.55% 9/15/40	3,000	3,489
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,884
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,478
5% 3/1/26	3,000	3,362
6.55% 7/15/19	4,592	4,961
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,944
5.2% 6/1/45	5,000	4,875
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,085
6.5% 3/1/41	1,000	1,185
MPLX LP:
4.125% 3/1/27	9,450	9,577
5.2% 3/1/47	6,120	6,311
Nexen, Inc. 5.875% 3/10/35	3,710	4,513
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,061
3.125% 2/15/22	2,000	2,073
3.4% 4/15/26	3,400	3,492
4.1% 2/15/47	2,820	2,874
4.4% 4/15/46	5,100	5,404
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,035
3.375% 10/1/22	5,000	5,054
Petro-Canada:
6.05% 5/15/18	3,650	3,762
6.8% 5/15/38	8,445	11,279
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,440
3.5% 7/23/20	11,525	11,830
3.5% 1/30/23	6,725	6,666
4.625% 9/21/23	10,420	10,847
4.875% 1/24/22	18,010	18,929
5.5% 6/27/44	2,748	2,586
5.625% 1/23/46	5,680	5,341
6.375% 1/23/45	10,400	10,722
6.5% 3/13/27 (a)	5,700	6,384
6.5% 3/13/27 (a)	11,320	12,678
6.75% 9/21/47 (a)	7,750	8,332
6.75% 9/21/47	5,486	5,898
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,088
5.875% 5/1/42	9,500	11,746
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,101
4.65% 10/15/25	12,250	12,696
4.9% 2/15/45	1,900	1,784
5.75% 1/15/20	1,000	1,068
6.65% 1/15/37	2,795	3,119
Shell International Finance BV:
1.75% 9/12/21	6,500	6,443
2.125% 5/11/20	8,300	8,388
2.375% 8/21/22	3,000	3,028
3.25% 5/11/25	4,160	4,314
4% 5/10/46	4,000	4,062
4.375% 5/11/45	13,300	14,233
6.375% 12/15/38	4,200	5,727
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,906
3.375% 10/15/26	16,310	16,275
4.75% 3/15/24	4,825	5,284
Statoil ASA:
1.2% 1/17/18	5,575	5,573
1.95% 11/8/18	7,300	7,331
2.25% 11/8/19	8,000	8,087
3.7% 3/1/24	3,650	3,888
5.1% 8/17/40	2,000	2,360
Suncor Energy, Inc. 6.85% 6/1/39	2,000	2,672
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,438
5.3% 4/1/44	5,800	5,698
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,971
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,625
Total Capital International SA:
2.1% 6/19/19	4,275	4,316
2.7% 1/25/23	1,900	1,937
2.75% 6/19/21	6,000	6,177
2.875% 2/17/22	4,175	4,295
3.75% 4/10/24	2,000	2,138
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,035
6.1% 6/1/40	6,700	8,748
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,848
Valero Energy Corp. 6.625% 6/15/37	5,420	6,743
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,106
Williams Partners LP:
3.35% 8/15/22	2,800	2,847
3.75% 6/15/27	10,360	10,366
3.9% 1/15/25	3,525	3,622
		881,557

TOTAL ENERGY		908,455

FINANCIALS - 8.2%
Banks - 4.6%
Asian Development Bank 2.625% 1/12/27	6,500	6,693
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,752
3.7% 11/16/25	6,640	7,117
Bank of America Corp.:
2% 1/11/18	3,550	3,555
2.503% 10/21/22	9,000	8,937
2.6% 1/15/19	3,775	3,813
2.625% 4/19/21	7,000	7,074
2.65% 4/1/19	17,925	18,138
3.248% 10/21/27	3,750	3,696
3.593% 7/21/28 (b)	11,100	11,267
3.705% 4/24/28 (b)	8,800	9,003
4% 4/1/24	9,000	9,563
4% 1/22/25	6,000	6,209
4.1% 7/24/23	7,000	7,485
4.183% 11/25/27	5,150	5,333
4.2% 8/26/24	8,500	8,952
4.25% 10/22/26	4,000	4,196
4.443% 1/20/48 (b)	9,550	10,320
4.45% 3/3/26	13,000	13,821
4.875% 4/1/44	1,920	2,188
5% 5/13/21	4,000	4,371
5% 1/21/44	5,370	6,224
5.7% 1/24/22	6,250	7,066
5.75% 12/1/17	5,855	5,912
5.875% 1/5/21	6,640	7,409
Bank of Montreal:
1.4% 9/11/17	2,875	2,875
2.375% 1/25/19	3,700	3,733
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,072
4.5% 12/16/25	15,880	16,928
Barclays PLC:
2.75% 11/8/19	10,000	10,120
3.25% 1/12/21	7,500	7,665
4.337% 1/10/28	5,600	5,838
4.375% 1/12/26	5,000	5,257
4.836% 5/9/28	9,600	9,987
4.95% 1/10/47	3,500	3,836
5.25% 8/17/45	5,600	6,404
BB&T Corp. 2.05% 6/19/18	1,900	1,905
BNP Paribas SA:
2.375% 5/21/20	11,600	11,744
2.7% 8/20/18	4,900	4,951
BPCE SA:
2.25% 1/27/20	4,000	4,017
2.5% 7/15/19	12,100	12,228
4% 4/15/24	2,000	2,138
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,203
Capital One NA:
2.25% 9/13/21	9,000	8,920
2.4% 9/5/19	7,000	7,043
Citigroup, Inc.:
2.35% 8/2/21	21,100	21,052
2.5% 9/26/18	750	756
2.5% 7/29/19	7,400	7,478
2.55% 4/8/19	3,700	3,738
2.75% 4/25/22	14,590	14,722
3.668% 7/24/28 (b)	7,580	7,697
3.7% 1/12/26	11,130	11,473
3.887% 1/10/28 (b)	4,500	4,653
4.125% 7/25/28	15,440	15,935
4.4% 6/10/25	4,000	4,230
4.6% 3/9/26	6,000	6,403
4.75% 5/18/46	2,370	2,547
5.3% 5/6/44	2,000	2,313
5.5% 9/13/25	5,000	5,656
5.875% 1/30/42	1,675	2,134
8.125% 7/15/39	8,000	12,551
Citizens Bank NA 2.65% 5/26/22	20,380	20,508
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,350
4.3% 12/3/25	1,891	2,003
Comerica, Inc. 3.8% 7/22/26	3,650	3,746
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,751
2.3% 3/12/20	7,550	7,618
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	15,311
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,753
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	13,099
3.8% 6/9/23	20,000	20,854
4.55% 4/17/26	8,500	9,137
4.875% 5/15/45	5,000	5,589
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,079
3.625% 9/9/24	3,425	3,592
Discover Bank:
2% 2/21/18	7,375	7,386
3.45% 7/27/26	12,750	12,601
4.2% 8/8/23	7,000	7,479
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,534
5% 4/11/22	6,170	6,809
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,524
3.5% 3/15/22	1,650	1,720
4.5% 6/1/18	824	841
8.25% 3/1/38	2,079	3,192
HSBC Holdings PLC:
2.65% 1/5/22	6,000	6,044
3.4% 3/8/21	10,600	10,985
3.9% 5/25/26	11,000	11,544
4.25% 8/18/25	5,600	5,853
4.375% 11/23/26	21,700	22,813
4.875% 1/14/22	10,100	11,090
5.1% 4/5/21	2,800	3,068
5.25% 3/14/44	4,600	5,349
6.5% 9/15/37	10,500	13,686
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,670
2.625% 9/24/18	7,500	7,578
3.5% 6/23/24	7,000	7,278
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,868
2.6% 8/2/18	4,675	4,710
3.15% 3/14/21	9,500	9,776
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,205
1.75% 4/14/22	1,875	1,867
1.875% 6/16/20	5,270	5,307
1.875% 3/15/21	3,900	3,925
2% 6/2/26	4,000	3,923
2.125% 1/18/22	6,100	6,182
2.375% 7/7/27	6,730	6,782
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,080
1.875% 7/21/26	3,800	3,587
2.125% 2/10/25	2,000	1,953
2.25% 11/4/26	5,230	5,068
2.75% 1/21/26	3,170	3,221
2.875% 6/1/27	7,600	7,750
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,279
2.25% 1/23/20	8,875	8,948
2.35% 1/28/19	23,000	23,224
2.776% 4/25/23 (b)	5,000	5,042
2.95% 10/1/26	25,230	24,843
3.25% 9/23/22	4,000	4,142
3.3% 4/1/26	9,000	9,079
3.375% 5/1/23	1,900	1,950
3.54% 5/1/28 (b)	17,000	17,319
3.875% 9/10/24	7,725	8,088
3.882% 7/24/38 (b)	4,500	4,547
4.125% 12/15/26	5,875	6,189
4.35% 8/15/21	2,000	2,155
4.5% 1/24/22	13,000	14,132
4.625% 5/10/21	1,500	1,627
4.85% 2/1/44	5,000	5,784
4.95% 6/1/45	2,550	2,903
5.5% 10/15/40	5,700	7,036
5.6% 7/15/41	1,500	1,871
5.625% 8/16/43	5,000	6,097
6.3% 4/23/19	10,000	10,723
KeyCorp. 2.9% 9/15/20	5,800	5,938
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,970
4.65% 3/24/26	8,600	9,141
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,203
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,972
2.998% 2/22/22	9,200	9,411
3.85% 3/1/26	6,580	6,950
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,745
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,774
Nordic Investment Bank 2.125% 2/1/22	3,800	3,852
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,829
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,278
PNC Bank NA:
2.4% 10/18/19	4,750	4,806
2.6% 7/21/20	6,680	6,804
2.625% 2/17/22	12,000	12,202
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,008
PNC Funding Corp. 6.7% 6/10/19	2,500	2,708
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,589
4.5% 1/11/21	1,000	1,074
5.25% 5/24/41	3,000	3,706
Rabobank Nederland:
3.75% 7/21/26	19,250	19,657
4.375% 8/4/25	6,000	6,370
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,896
Regions Financial Corp.:
2% 5/15/18	3,650	3,656
2.75% 8/14/22	7,580	7,623
3.2% 2/8/21	22,090	22,680
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,625
2.75% 2/1/22	13,000	13,327
4.65% 1/27/26	12,990	14,052
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,890
4.8% 4/5/26	6,600	7,065
Societe Generale SA 2.625% 10/1/18	3,750	3,789
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,766
2.45% 1/16/20	5,000	5,058
2.5% 7/19/18	4,351	4,384
3.4% 7/11/24	5,725	5,948
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	15,034
2.784% 7/12/22	10,490	10,606
2.846% 1/11/22	10,600	10,774
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,019
2.5% 5/1/19	2,000	2,022
3.3% 5/15/26	7,600	7,605
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,877
Synchrony Bank 3% 6/15/22	7,000	7,011
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,255
U.S. Bancorp:
3.1% 4/27/26	9,000	9,076
4.125% 5/24/21	3,000	3,223
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,958
2.6% 7/22/20	7,640	7,766
2.625% 7/22/22	14,780	14,869
3% 10/23/26	20,330	20,101
3.3% 9/9/24	4,625	4,741
3.45% 2/13/23	3,675	3,786
3.55% 9/29/25	4,240	4,389
3.9% 5/1/45	4,760	4,819
4.1% 6/3/26	3,225	3,387
4.4% 6/14/46	7,140	7,404
4.48% 1/16/24	3,816	4,139
4.75% 12/7/46	5,000	5,446
4.9% 11/17/45	2,770	3,056
5.375% 11/2/43	1,850	2,166
5.606% 1/15/44	11,380	13,705
5.625% 12/11/17	5,972	6,037
Westpac Banking Corp.:
2% 8/19/21	8,580	8,516
2.3% 5/26/20	3,000	3,033
2.5% 6/28/22	25,430	25,547
2.85% 5/13/26	4,750	4,713
4.875% 11/19/19	3,700	3,938
Zions Bancorp. 4.5% 6/13/23	207	222
		1,518,898
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,859
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	10,183
2.8% 5/4/26	5,630	5,599
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,075
4.25% 5/24/21	6,500	7,005
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	9,343
Credit Suisse AG 6% 2/15/18	15,651	15,939
Deutsche Bank AG 4.5% 4/1/25	3,000	3,029
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,931
4.1% 1/13/26	9,800	10,179
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,961
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,900
2.85% 3/30/25	3,800	3,820
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	27,313
2.375% 1/22/18	9,950	9,979
2.55% 10/23/19	11,000	11,131
2.625% 1/31/19	12,850	12,983
2.9% 7/19/18	2,800	2,828
3% 4/26/22	7,220	7,340
3.5% 1/23/25	5,000	5,095
3.625% 1/22/23	9,000	9,357
3.75% 2/25/26	5,820	6,006
3.85% 7/8/24	3,800	3,981
3.85% 1/26/27	19,560	20,150
4.25% 10/21/25	5,000	5,237
5.25% 7/27/21	4,500	4,957
5.75% 1/24/22	4,300	4,857
5.95% 1/18/18	3,000	3,047
6% 6/15/20	1,650	1,820
6.15% 4/1/18	7,451	7,638
6.75% 10/1/37	14,860	19,565
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,716
3.75% 12/1/25	5,750	6,140
4% 10/15/23	3,750	4,049
Lazard Group LLC 4.25% 11/14/20	2,650	2,814
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,217
7.75% 5/14/38	4,175	6,113
Morgan Stanley:
2.125% 4/25/18	8,000	8,023
2.375% 7/23/19	7,550	7,608
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	17,380	17,519
2.65% 1/27/20	11,000	11,174
2.75% 5/19/22	12,000	12,103
3.125% 7/27/26	5,600	5,527
3.7% 10/23/24	6,000	6,250
3.75% 2/25/23	6,775	7,106
3.875% 4/29/24	14,680	15,450
3.875% 1/27/26	5,250	5,488
3.95% 4/23/27	19,030	19,454
3.971% 7/22/38 (b)	6,250	6,323
4.3% 1/27/45	2,000	2,097
4.375% 1/22/47	8,000	8,476
5.5% 7/28/21	3,400	3,791
5.625% 9/23/19	2,000	2,144
5.75% 1/25/21	5,000	5,555
5.95% 12/28/17	5,745	5,823
6.375% 7/24/42	2,900	3,915
6.625% 4/1/18	5,055	5,197
7.25% 4/1/32	1,000	1,384
7.3% 5/13/19	3,000	3,266
State Street Corp. 2.65% 5/19/26	7,550	7,463
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,591
5.45% 5/15/19	2,000	2,124
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,000
3.35% 5/15/26	7,000	7,107
4.7% 10/15/19	4,000	4,213
		490,383
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,711
3.65% 7/21/27	4,500	4,523
4.5% 5/15/21	14,100	14,986
4.625% 7/1/22	9,450	10,186
American Express Co.:
4.05% 12/3/42	6,975	7,136
7% 3/19/18	5,750	5,916
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,470
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,713
4.75% 7/15/21	4,000	4,343
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,648
1.7% 8/9/21	9,390	9,253
2% 3/5/20	3,900	3,919
2.1% 6/9/19	1,600	1,612
2.25% 12/1/19	6,600	6,669
2.4% 8/9/26	2,850	2,773
2.85% 6/1/22	4,000	4,100
Discover Financial Services 5.2% 4/27/22	1,000	1,095
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,438
2.875% 10/1/18	1,575	1,591
3.2% 1/15/21	3,600	3,672
3.219% 1/9/22	3,500	3,556
3.336% 3/18/21	4,250	4,354
4.134% 8/4/25	7,000	7,196
4.25% 9/20/22	1,800	1,904
4.375% 8/6/23	4,000	4,222
4.389% 1/8/26	3,290	3,413
5.875% 8/2/21	11,375	12,711
Synchrony Financial:
2.7% 2/3/20	8,000	8,078
3% 8/15/19	5,675	5,757
3.7% 8/4/26	4,723	4,669
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,996
2.1% 1/17/19	6,000	6,046
2.125% 7/18/19	10,400	10,499
2.15% 3/12/20	6,750	6,819
2.6% 1/11/22	8,000	8,155
2.75% 5/17/21	2,600	2,664
		201,793
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,502
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,447
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,578
3.125% 3/15/26	11,500	11,773
4.5% 2/11/43	2,000	2,232
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,683
3.9% 3/15/27	5,640	5,639
4.125% 6/15/26	7,550	7,660
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22 (a)	12,250	12,440
3.875% 1/15/27 (a)	8,100	8,334
Export Development Canada 1% 6/15/18	5,290	5,275
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,800
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,764
4.418% 11/15/35	20,239	22,135
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,212
5.875% 1/14/38	4,474	5,836
6.875% 1/10/39	1,146	1,665
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	17,619
ING U.S., Inc. 5.7% 7/15/43	3,750	4,449
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,590
1.375% 5/24/21	5,659	5,593
2% 1/26/22	9,427	9,501
KfW:
1% 1/26/18	11,500	11,490
1.125% 8/6/18	5,700	5,687
1.5% 2/6/19	4,200	4,203
1.5% 6/15/21	29,860	29,603
1.75% 10/15/19	15,575	15,654
1.875% 6/30/20	5,670	5,714
2% 5/2/25	3,825	3,783
2.125% 3/7/22	8,182	8,280
2.5% 11/20/24	10,425	10,664
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,128
Ontario Province 2% 1/30/19	5,000	5,029
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,709
Voya Financial, Inc. 3.65% 6/15/26	15,789	16,027
		293,698
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,370
4.35% 11/3/45	4,000	4,423
5.9% 6/15/19	3,000	3,217
AFLAC, Inc. 4% 10/15/46	3,780	3,836
Allstate Corp.:
3.28% 12/15/26	4,720	4,861
4.2% 12/15/46	7,560	8,053
American International Group, Inc.:
3.375% 8/15/20	5,775	6,004
3.75% 7/10/25	2,850	2,961
3.875% 1/15/35	2,700	2,655
3.9% 4/1/26	3,770	3,940
4.5% 7/16/44	8,875	9,247
4.875% 6/1/22	9,000	9,949
5.85% 1/16/18	2,000	2,030
6.4% 12/15/20	2,900	3,277
Aon PLC:
3.5% 6/14/24	2,000	2,078
4% 11/27/23	3,000	3,230
4.6% 6/14/44	1,600	1,729
4.75% 5/15/45	5,880	6,481
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,523
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,306
Lincoln National Corp. 3.625% 12/12/26	6,000	6,142
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,888
2.35% 3/6/20	4,750	4,802
2.55% 10/15/18	5,800	5,848
3.5% 6/3/24	1,900	1,983
4.05% 10/15/23	6,775	7,258
4.35% 1/30/47	2,800	3,039
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,604
5.875% 2/6/41	2,400	3,070
7.717% 2/15/19	9,000	9,768
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,092
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	8,463
Progressive Corp. 2.45% 1/15/27	4,740	4,571
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,934
5.1% 8/15/43	4,000	4,671
5.4% 6/13/35	447	530
5.625% 5/12/41	2,000	2,465
5.7% 12/14/36	380	470
6.2% 11/15/40	2,400	3,152
7.375% 6/15/19	3,000	3,289
The Chubb Corp.:
5.75% 5/15/18	4,175	4,299
6.5% 5/15/38	3,510	4,854
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,591
6.25% 6/15/37	8,350	11,164
		199,117

TOTAL FINANCIALS		2,703,889

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,736
2.5% 5/14/20	7,100	7,191
2.9% 11/6/22	5,700	5,783
3.6% 5/14/25	9,000	9,303
4.3% 5/14/36	2,760	2,885
4.4% 11/6/42	4,775	4,950
4.7% 5/14/45	8,980	9,717
Amgen, Inc.:
2.2% 5/22/19	11,425	11,490
2.6% 8/19/26	10,500	10,098
3.125% 5/1/25	2,000	2,027
3.875% 11/15/21	9,600	10,177
4.4% 5/1/45	4,000	4,174
4.663% 6/15/51	12,474	13,465
Celgene Corp.:
2.875% 8/15/20	3,000	3,075
3.875% 8/15/25	9,500	10,061
5% 8/15/45	4,300	4,910
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,825
3.65% 3/1/26	6,180	6,488
4.15% 3/1/47	7,070	7,260
4.75% 3/1/46	11,000	12,295
		142,910
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,546
3.75% 11/30/26	12,300	12,735
4.75% 11/30/36	4,500	4,931
4.9% 11/30/46	10,400	11,639
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,938
3.7% 6/6/27	6,740	6,824
4.685% 12/15/44	13,900	14,596
Danaher Corp. 2.4% 9/15/20	7,361	7,482
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	15,144
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,481
4.625% 3/15/45	12,925	14,694
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,563
		139,573
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
4.125% 6/1/21	7,000	7,443
4.125% 11/15/42	4,411	4,655
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,750
4.35% 11/1/42	2,000	1,896
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,611
Cigna Corp. 4% 2/15/22	4,600	4,911
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,817
3% 7/15/23	10,000	10,069
4.5% 2/25/26	11,660	12,582
6.125% 11/15/41	3,000	3,629
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,178
Humana, Inc. 4.95% 10/1/44	2,500	2,880
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,149
McKesson Corp.:
1.4% 3/15/18	4,725	4,720
3.796% 3/15/24	5,000	5,285
4.883% 3/15/44	5,000	5,518
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,239
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,684
4.063% 8/1/56	2,630	2,688
NYU Hospitals Center 4.784% 7/1/44	7,600	8,517
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,649
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,875
2.3% 12/15/19	8,625	8,722
2.7% 7/15/20	6,000	6,153
2.875% 12/15/21	2,575	2,654
3.375% 4/15/27	5,400	5,595
3.75% 7/15/25	3,500	3,727
4.2% 1/15/47	3,600	3,880
4.375% 3/15/42	11,800	12,861
4.75% 7/15/45	1,670	1,946
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,001
3.3% 1/15/23	2,000	2,071
4.625% 5/15/42	2,600	2,839
4.65% 1/15/43	2,000	2,199
5.8% 8/15/40	4,000	4,975
		166,326
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,871
3% 4/15/23	4,670	4,767
4.15% 2/1/24	4,379	4,725
5.3% 2/1/44	5,820	6,875
		19,238
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,658
3.45% 3/15/22	18,025	18,727
3.8% 3/15/25	8,820	9,223
4.55% 3/15/35	6,650	7,129
4.75% 3/15/45	6,330	6,920
Allergan PLC 3.25% 10/1/22	3,000	3,079
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,770
5.9% 9/15/17	4,505	4,510
6.45% 9/15/37	3,250	4,298
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,604
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,837
6.375% 5/15/38	7,218	9,946
Johnson & Johnson:
1.65% 3/1/21	3,770	3,763
2.45% 3/1/26	5,590	5,526
3.625% 3/3/37	4,000	4,181
4.5% 12/5/43	6,625	7,794
4.85% 5/15/41	4,260	5,200
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,994
1.85% 2/10/20	9,000	9,028
2.4% 9/15/22	2,000	2,036
3.6% 9/15/42	2,000	1,973
3.7% 2/10/45	6,400	6,468
3.875% 1/15/21	1,000	1,062
5% 6/30/19	5,970	6,329
Mylan N.V.:
3.15% 6/15/21	2,000	2,028
3.95% 6/15/26	2,830	2,883
5.25% 6/15/46	3,300	3,568
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,688
2.4% 9/21/22	3,750	3,806
3% 11/20/25	10,470	10,705
3.1% 5/17/27	1,890	1,933
3.7% 9/21/42	2,825	2,864
4% 11/20/45	5,240	5,580
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,737
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,217
4.9% 12/15/44	2,268	2,281
Pfizer, Inc.:
3% 12/15/26	6,700	6,823
4% 12/15/36	6,500	7,025
4.125% 12/15/46	3,290	3,524
4.4% 5/15/44	4,190	4,650
7.2% 3/15/39	5,400	8,124
Sanofi SA 1.25% 4/10/18	7,550	7,548
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,259
2.875% 9/23/23	9,450	9,401
3.2% 9/23/26	18,810	18,512
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,418
2.8% 7/21/23	11,370	10,715
3.15% 10/1/26	4,700	4,301
4.1% 10/1/46	8,449	7,117
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,173
4.7% 2/1/43	1,300	1,418
		335,353

TOTAL HEALTH CARE		803,400

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,937
4.7% 5/15/46	5,700	6,461
4.85% 9/15/41	2,700	3,118
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,909
3.85% 4/15/45	1,875	1,880
4.75% 6/1/43	4,000	4,596
Raytheon Co.:
3.125% 10/15/20	2,000	2,081
3.15% 12/15/24	8,900	9,246
4.875% 10/15/40	1,000	1,191
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,656
4.35% 4/15/47	6,600	6,924
The Boeing Co.:
2.125% 3/1/22	3,760	3,778
2.5% 3/1/25	4,600	4,558
3.65% 3/1/47	2,760	2,766
6% 3/15/19	1,000	1,066
6.875% 3/15/39	3,300	4,866
United Technologies Corp.:
2.3% 5/4/22	10,000	10,001
2.65% 11/1/26	4,800	4,677
3.1% 6/1/22	2,875	2,973
3.75% 11/1/46	3,850	3,701
4.5% 4/15/20	4,000	4,267
4.5% 6/1/42	7,380	7,935
5.7% 4/15/40	2,000	2,494
		112,081
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,467
3.2% 2/1/25	3,820	3,929
3.9% 2/1/35	5,900	5,986
4.4% 1/15/47	4,500	4,616
4.55% 4/1/46	1,500	1,587
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,340
6.2% 1/15/38	2,500	3,426
		38,351
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,736	2,933
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,597	7,703
Continental Airlines, Inc.:
4% 10/29/24	3,865	4,048
6.648% 9/15/17	104	104
6.9% 1/2/18	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	672	687
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,522
		25,029
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,199
3.2% 3/15/25	11,275	11,509
5.5% 9/15/19	4,000	4,285
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,276
2.9% 9/15/22	6,675	6,863
		32,132
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,774
2.75% 11/2/22	5,725	5,809
4% 11/2/32	1,900	2,013
4.15% 11/2/42	1,900	1,959
Fortive Corp. 2.35% 6/15/21	6,600	6,613
General Electric Capital Corp. 6.15% 8/7/37	544	724
		21,892
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	4,006
3.125% 9/19/46	2,760	2,537
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,238
6% 10/15/17	2,902	2,916
Danaher Corp. 4.375% 9/15/45	2,370	2,696
General Electric Co.:
3.375% 3/11/24	5,500	5,816
4.5% 3/11/44	14,650	16,340
5.25% 12/6/17	18,540	18,678
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,958
5.375% 3/1/41	1,400	1,760
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,688
2.8% 12/15/21	6,610	6,698
3.8% 12/15/26	8,500	8,856
		85,187
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,111
3.803% 8/15/42	2,500	2,564
5.3% 9/15/35	7,000	8,423
Deere & Co. 5.375% 10/16/29	1,000	1,238
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,161
4.65% 11/1/44	6,000	6,644
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,673
1.95% 12/13/18	4,825	4,849
1.95% 3/4/19	9,600	9,660
2.05% 3/10/20	7,675	7,744
2.25% 4/17/19	10,250	10,360
2.55% 1/8/21	10,401	10,607
2.65% 6/10/26	5,000	4,958
2.8% 1/27/23	5,000	5,117
2.8% 3/6/23	3,250	3,324
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,758
4.1% 3/1/47 (a)	5,660	5,900
		103,641
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,297
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,900
3.05% 3/15/22	10,000	10,380
3.25% 6/15/27	7,500	7,774
3.9% 8/1/46	4,640	4,719
4.15% 4/1/45	1,700	1,788
4.375% 9/1/42	4,500	4,846
4.55% 9/1/44	3,000	3,329
4.9% 4/1/44	4,000	4,654
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,135
3.2% 8/2/46	3,300	3,084
CSX Corp.:
3.4% 8/1/24	4,625	4,786
3.8% 11/1/46	5,720	5,510
3.95% 5/1/50	3,575	3,461
4.1% 3/15/44	6,775	6,846
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,723
3.25% 12/1/21	5,000	5,194
3.95% 10/1/42	1,900	1,943
4.65% 1/15/46	3,260	3,689
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,678
3% 4/15/27	5,000	5,076
3.35% 8/15/46	4,720	4,440
3.799% 10/1/51	2,800	2,791
		112,043
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,409
3.375% 6/1/21	14,024	14,467
3.75% 2/1/22	3,820	4,015
		27,891

TOTAL INDUSTRIALS		558,247

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	10,052
3.5% 6/15/25	4,270	4,523
4.45% 1/15/20	2,000	2,128
4.95% 2/15/19	3,479	3,645
5.9% 2/15/39	12,416	16,331
		36,679
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,382
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,082
6.02% 6/15/26 (a)	16,140	18,018
8.35% 7/15/46 (a)	2,890	3,741
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,031
2.375% 12/17/18	3,000	3,017
3.45% 8/1/24	3,650	3,818
6.55% 10/1/17	2,338	2,346
7.125% 10/1/37	2,475	3,568
		63,003
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,180
3.625% 5/19/21	3,780	4,013
		6,193
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,868
IBM Corp.:
2.5% 1/27/22	7,800	7,934
3.625% 2/12/24	10,000	10,529
4.7% 2/19/46	4,950	5,528
7.625% 10/15/18	13,000	13,855
MasterCard, Inc. 3.8% 11/21/46	3,800	3,940
Visa, Inc.:
2.2% 12/14/20	5,700	5,772
3.15% 12/14/25	9,010	9,277
4.3% 12/14/45	6,640	7,379
		69,082
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	10,095
Intel Corp.:
2.35% 5/11/22	17,000	17,185
3.3% 10/1/21	15,000	15,769
4.1% 5/19/46	7,000	7,383
4.9% 7/29/45	3,000	3,547
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,575
4.3% 5/20/47	10,100	10,435
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,805
		75,794
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,878
2.4% 2/6/22	15,000	15,255
2.7% 2/12/25	17,175	17,364
3.45% 8/8/36	6,100	6,148
3.625% 12/15/23	26,150	27,990
3.7% 8/8/46	16,730	16,816
3.95% 8/8/56	5,000	5,106
4.1% 2/6/37	7,400	8,083
4.2% 6/1/19	2,000	2,094
4.25% 2/6/47	4,780	5,266
4.45% 11/3/45	12,570	14,206
5.3% 2/8/41	1,500	1,875
Oracle Corp.:
1.9% 9/15/21	8,400	8,379
2.25% 10/8/19	4,725	4,787
2.5% 5/15/22	9,600	9,745
2.65% 7/15/26	9,000	8,846
2.95% 5/15/25	5,000	5,095
3.4% 7/8/24	4,725	4,950
3.85% 7/15/36	4,000	4,163
4% 7/15/46	9,800	10,084
4.125% 5/15/45	3,000	3,142
4.3% 7/8/34	3,875	4,253
5.375% 7/15/40	12,500	15,261
5.75% 4/15/18	7,400	7,589
		226,375
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,538
2.15% 2/9/22	5,000	5,011
2.25% 2/23/21	15,000	15,169
2.3% 5/11/22	8,000	8,055
2.45% 8/4/26	20,600	20,005
2.7% 5/13/22	6,650	6,821
3.2% 5/13/25	10,490	10,850
3.2% 5/11/27	5,570	5,696
3.85% 5/4/43	13,000	13,202
4.25% 2/9/47	2,500	2,708
4.375% 5/13/45	4,690	5,172
4.65% 2/23/46	5,650	6,478
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,398
4.9% 10/15/25 (b)	9,750	10,350
6.2% 10/15/35 (b)	3,890	4,195
6.35% 10/15/45 (b)	1,880	1,996
HP, Inc.:
4.3% 6/1/21	2,780	2,961
6% 9/15/41	1,500	1,599
Xerox Corp.:
2.75% 3/15/19	5,000	5,029
4.5% 5/15/21	4,000	4,224
5.625% 12/15/19	1,000	1,068
		144,525

TOTAL INFORMATION TECHNOLOGY		621,651

MATERIALS - 1.0%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	4,040
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,051
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,255
4.15% 2/15/43	4,000	4,086
4.625% 1/15/20	3,000	3,190
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,178
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,648
2.25% 1/12/20	3,775	3,816
2.7% 11/1/26	6,600	6,434
5.5% 12/8/41	3,000	3,746
LYB International Finance BV:
4% 7/15/23	5,625	5,986
4.875% 3/15/44	5,850	6,331
LYB International Finance II BV 3.5% 3/2/27	9,470	9,497
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,780
5% 4/15/19	1,000	1,041
Monsanto Co.:
2.125% 7/15/19	7,458	7,478
2.75% 7/15/21	6,357	6,423
2.85% 4/15/25	3,825	3,768
3.95% 4/15/45	1,390	1,328
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,816
4% 12/15/26	11,400	12,025
4.875% 3/30/20	1,500	1,591
5.625% 12/1/40	1,800	2,151
Praxair, Inc.:
2.2% 8/15/22	2,000	2,005
2.45% 2/15/22	4,650	4,710
3.2% 1/30/26	6,340	6,556
3.55% 11/7/42	2,000	1,982
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,775
3.45% 6/1/27	4,730	4,778
4.5% 6/1/47	8,530	8,971
The Dow Chemical Co.:
3% 11/15/22	4,900	5,029
4.125% 11/15/21	7,700	8,227
4.375% 11/15/42	4,875	5,000
8.55% 5/15/19	2,358	2,618
9.4% 5/15/39	3,000	5,074
The Mosaic Co.:
4.25% 11/15/23	10,888	11,409
5.625% 11/15/43	3,750	3,918
Westlake Chemical Corp. 5% 8/15/46	2,000	2,172
		183,883
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,270
International Paper Co.:
3.65% 6/15/24	4,725	4,939
3.8% 1/15/26	2,880	2,978
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,600
5.15% 5/15/46	1,810	2,026
		29,674
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	4,500	5,216
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	9,587
5% 9/30/43	3,000	3,554
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,058
Nucor Corp.:
4% 8/1/23	3,000	3,215
5.2% 8/1/43	4,000	4,773
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,399
3.75% 6/15/25	21,300	22,691
7.125% 7/15/28	2,000	2,705
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,149
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,803
5.25% 11/8/42	5,775	6,160
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	12,013
5.625% 9/15/19	6,210	6,688
5.875% 6/10/21	8,220	9,114
Vale SA 5.625% 9/11/42	6,600	6,716
		106,841

TOTAL MATERIALS		320,398

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,913
American Tower Corp.:
3.4% 2/15/19	7,475	7,634
3.55% 7/15/27	8,550	8,520
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,957
4.125% 5/15/21	2,100	2,230
DDR Corp.:
3.375% 5/15/23	2,825	2,797
3.9% 8/15/24	4,538	4,594
4.625% 7/15/22	1,900	2,011
Duke Realty LP:
3.625% 4/15/23	2,750	2,859
3.75% 12/1/24	5,750	6,015
ERP Operating LP:
2.375% 7/1/19	5,750	5,807
3% 4/15/23	1,875	1,916
4.625% 12/15/21	5,700	6,208
Federal Realty Investment Trust 3% 8/1/22	4,750	4,825
HCP, Inc.:
3.4% 2/1/25	8,000	8,069
3.875% 8/15/24	7,575	7,899
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,474
3.75% 3/15/23	8,660	9,114
Kimco Realty Corp.:
3.8% 4/1/27	4,000	4,098
4.45% 9/1/47	5,180	5,236
6.875% 10/1/19	1,000	1,097
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,357
4.5% 1/15/25	8,010	8,235
4.5% 4/1/27	9,500	9,644
Simon Property Group LP:
2.625% 6/15/22	7,930	8,026
4.125% 12/1/21	3,200	3,424
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,855
		146,644
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,887
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,205
Digital Realty Trust LP 3.7% 8/15/27	8,000	8,137
Liberty Property LP:
3.25% 10/1/26	4,660	4,612
3.375% 6/15/23	2,775	2,838
3.75% 4/1/25	4,750	4,925
4.4% 2/15/24	7,425	7,994
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,829
3.15% 5/15/23	4,700	4,485
4.5% 4/18/22	4,210	4,333
Tanger Properties LP:
3.75% 12/1/24	6,500	6,611
3.875% 7/15/27	6,200	6,231
Ventas Realty LP:
3.125% 6/15/23	6,315	6,381
3.25% 10/15/26	3,500	3,456
3.5% 2/1/25	4,000	4,062
3.85% 4/1/27	9,500	9,758
4.125% 1/15/26	1,450	1,526
4.375% 2/1/45	3,000	3,028
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,755
		98,118

TOTAL REAL ESTATE		244,762

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,406
2.8% 2/17/21	9,000	9,122
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	9,208
3.8% 3/15/22	10,000	10,456
4.125% 2/17/26	27,320	28,307
4.35% 6/15/45	24,760	22,559
4.5% 3/9/48	9,570	8,858
4.55% 3/9/49	183	169
4.75% 5/15/46	10,300	9,867
4.9% 8/14/37	7,660	7,752
5.15% 2/14/50	24,040	24,241
5.55% 8/15/41	7,300	7,926
5.8% 2/15/19	4,000	4,221
5.875% 10/1/19	2,905	3,129
6.3% 1/15/38	838	984
6.35% 3/15/40	1,000	1,170
6.375% 3/1/41	6,850	8,098
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,986
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,764
Orange SA:
5.375% 7/8/19	4,000	4,250
5.5% 2/6/44	3,000	3,682
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	14,001
5.213% 3/8/47	6,550	7,284
5.462% 2/16/21	2,700	2,978
5.877% 7/15/19	2,000	2,143
7.045% 6/20/36	2,600	3,443
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,676
3.5% 11/1/24	3,000	3,055
4.272% 1/15/36	24,278	23,605
4.4% 11/1/34	3,775	3,779
4.5% 9/15/20	23,600	25,316
4.75% 11/1/41	1,000	988
5.012% 4/15/49	11,779	11,829
5.012% 8/21/54	12,557	12,346
5.25% 3/16/37	15,500	16,715
5.5% 3/16/47	3,000	3,242
6.55% 9/15/43	12,516	15,701
		356,885
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,465
6.125% 11/15/37	8,365	10,288
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,428
3.625% 12/15/25	2,000	2,078
4.1% 10/1/23	4,825	5,177
5.45% 10/1/43	5,775	6,930
Vodafone Group PLC:
1.5% 2/19/18	7,700	7,700
2.5% 9/26/22	3,000	3,027
2.95% 2/19/23	6,900	7,034
5.45% 6/10/19	6,000	6,363
		56,490

TOTAL TELECOMMUNICATION SERVICES		413,375

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,025
4.15% 8/15/44	4,650	5,021
5.2% 6/1/41	3,850	4,611
AmerenUE 3.9% 9/15/42	3,700	3,898
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	4,103
Appalachian Power Co. 4.45% 6/1/45	6,000	6,703
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,970
3.5% 8/15/46	2,500	2,406
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,882
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,791
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,162
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,280
3.4% 9/1/21	1,000	1,046
3.65% 6/15/46	2,860	2,866
3.7% 3/1/45	3,100	3,130
5.8% 3/15/18	9,945	10,158
Detroit Edison Co. 2.65% 6/15/22	8,000	8,135
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	6,061
3.75% 6/1/45	2,000	2,055
4% 9/30/42	3,750	3,999
5.25% 1/15/18	4,355	4,412
Duke Energy Corp.:
1.8% 9/1/21	15,460	15,245
2.1% 6/15/18	4,650	4,663
2.65% 9/1/26	6,650	6,400
3.4% 10/1/46	2,500	2,398
3.75% 4/15/24	6,000	6,363
3.75% 9/1/46	4,750	4,583
3.95% 10/15/23	2,443	2,607
4.8% 12/15/45	2,790	3,136
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,949
4.375% 3/30/44	2,000	2,225
Edison International:
2.95% 3/15/23	8,190	8,345
3.75% 9/15/17	3,000	3,002
Entergy Corp.:
2.95% 9/1/26	4,700	4,599
4% 7/15/22	6,640	7,081
Eversource Energy 3.35% 3/15/26	6,610	6,738
Exelon Corp.:
3.95% 6/15/25	7,830	8,266
5.1% 6/15/45	1,100	1,267
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,684
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,276
3.25% 6/1/24	4,725	4,933
4.05% 10/1/44	5,419	5,897
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,843
Nevada Power Co. 6.5% 8/1/18	1,555	1,623
Northern States Power Co.:
3.4% 8/15/42	2,000	1,958
4.125% 5/15/44	4,500	4,858
5.25% 3/1/18	10,500	10,679
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,020
2.95% 3/1/26	6,800	6,855
3.75% 8/15/42	5,900	5,867
4% 12/1/46	5,600	5,881
5.4% 1/15/40	4,000	4,934
PacifiCorp:
3.6% 4/1/24	4,000	4,246
6% 1/15/39	6,193	8,263
Pennsylvania Electric Co. 6.05% 9/1/17	757	757
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,259
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,977
3.4% 6/1/23	2,675	2,776
4.2% 6/15/22	2,000	2,158
4.7% 6/1/43	1,800	2,000
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,790
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,811
6% 12/1/39	5,200	6,696
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	11,076
3.8% 6/15/47	4,630	4,791
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,860
4% 6/1/44	5,000	5,248
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,096
Southern Co.:
2.35% 7/1/21	6,600	6,592
3.25% 7/1/26	11,000	10,961
4.4% 7/1/46	7,320	7,575
Tampa Electric Co. 6.15% 5/15/37	6,260	7,966
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,069
3.45% 2/15/24	2,750	2,876
4.2% 5/15/45	2,400	2,602
4.45% 2/15/44	2,750	3,065
5% 6/30/19	5,000	5,283
6% 5/15/37	2,000	2,629
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,057
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,056
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	14,095
3.35% 12/1/26	3,000	3,080
		420,493
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,970
Southern California Gas Co. 2.6% 6/15/26	13,230	13,045
		19,015
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,749
4.75% 6/15/46	5,210	5,569
		14,318
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,393
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,341
5.15% 11/15/43	1,650	1,978
5.75% 4/1/18	3,750	3,836
6.5% 9/15/37	7,605	10,365
CenterPoint Energy, Inc. 2.5% 9/1/22	7,500	7,541
CMS Energy Corp. 4.875% 3/1/44	5,000	5,681
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,138
4.45% 3/15/44	8,000	8,986
5.5% 12/1/39	2,500	3,170
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,500
Consumers Energy Co. 2.85% 5/15/22	6,650	6,850
Delmarva Power & Light 4% 6/1/42	4,000	4,176
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	1,000	917
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)	1,000	969
2.5% 12/1/19	6,700	6,778
3.9% 10/1/25	12,900	13,673
4.9% 8/1/41	2,000	2,248
DTE Energy Co. 2.85% 10/1/26	6,000	5,829
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	4,070
NiSource Finance Corp.:
4.375% 5/15/47	4,780	5,091
4.8% 2/15/44	5,500	6,154
6.25% 12/15/40	2,453	3,108
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,303
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,154
Sempra Energy:
2.4% 3/15/20	12,406	12,512
2.875% 10/1/22	3,000	3,036
3.25% 6/15/27	6,100	6,085
4.05% 12/1/23	5,000	5,344
6% 10/15/39	1,000	1,291
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	4,228	4,091
		161,608

TOTAL UTILITIES		615,434

TOTAL NONCONVERTIBLE BONDS
(Cost $8,238,507)		8,559,189

U.S. Government and Government Agency Obligations - 42.7%
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,437
1.25% 8/17/21	30,311	29,805
1.5% 11/30/20	18,106	18,061
1.875% 9/18/18	15,050	15,144
1.875% 4/5/22	32,247	32,427
1.875% 9/24/26	13,350	12,912
2.125% 4/24/26	4,000	3,966
2.625% 9/6/24	4,000	4,151
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,578
1.125% 7/14/21	13,270	13,016
1.375% 2/18/21	20,300	20,179
1.875% 11/29/21	19,170	19,322
5.5% 7/15/36	1,500	2,058
Freddie Mac:
1% 12/15/17	59,006	58,996
1.375% 5/1/20	14,000	13,975
2.375% 1/13/22	13,000	13,347
3.75% 3/27/19	2,300	2,386
6.25% 7/15/32	7,700	11,115
6.75% 3/15/31	26,000	38,276
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,781
5.375% 4/1/56	5,395	7,489

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		500,421

U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	48,414
2.5% 2/15/45	106,220	101,660
2.5% 2/15/46	89,150	85,062
2.5% 5/15/46	78,650	75,009
2.875% 8/15/45	78,240	80,590
2.875% 11/15/46	122,930	126,522
3% 11/15/44	8,970	9,481
3% 5/15/45	43,090	45,497
3% 11/15/45	86,290	91,043
3% 2/15/47	136,950	144,514
3% 5/15/47	23,280	24,578
3.125% 8/15/44	32,960	35,657
3.375% 5/15/44	72,390	81,835
3.5% 2/15/39	8,315	9,611
3.625% 8/15/43	26,640	31,325
3.625% 2/15/44	67,570	79,598
3.75% 11/15/43	44,780	53,794
3.875% 8/15/40	30,080	36,635
4.25% 5/15/39	26,000	33,298
4.25% 11/15/40	811	1,042
4.375% 2/15/38	8,200	10,665
4.375% 11/15/39	100	130
4.375% 5/15/40	8,000	10,439
4.375% 5/15/41	57,765	75,661
4.5% 2/15/36	113,580	149,486
4.5% 5/15/38	15,000	19,829
4.5% 8/15/39	39,000	51,625
4.625% 2/15/40	21,500	28,973
4.75% 2/15/37	68,560	93,193
4.75% 2/15/41	54,830	75,419
5% 5/15/37	170,520	238,502
5.375% 2/15/31	53,470	72,995
6.25% 5/15/30	86,360	124,864
8.875% 2/15/19	6,960	7,728
9% 11/15/18	4,000	4,373
9.125% 5/15/18	3,000	3,165
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,988
0.75% 1/31/18	108,470	108,305
0.75% 2/15/19	129,060	128,052
0.75% 7/15/19	218,640	216,334
0.75% 8/15/19	196,200	194,016
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	39,220	39,104
0.875% 4/15/19	111,790	110,995
0.875% 5/15/19	258,680	256,770
0.875% 6/15/19	158,550	157,324
0.875% 9/15/19	256,560	254,215
1% 12/15/17	47,000	46,986
1% 2/15/18	67,580	67,537
1% 3/15/18	56,600	56,556
1% 11/30/18	141,630	141,165
1% 3/15/19	44,780	44,574
1% 10/15/19	7,410	7,357
1% 11/15/19	176,850	175,503
1.125% 1/15/19	52,100	51,994
1.125% 2/28/21	39,910	39,361
1.125% 6/30/21	71,040	69,833
1.125% 7/31/21	270	265
1.125% 8/31/21	68,410	67,146
1.125% 9/30/21	171,290	167,965
1.25% 10/31/18	45,190	45,183
1.25% 11/15/18	30,680	30,675
1.25% 11/30/18	47,480	47,465
1.25% 12/15/18	33,630	33,616
1.25% 1/31/19	14,670	14,663
1.25% 4/30/19	100,760	100,662
1.25% 8/31/19	33,400	33,346
1.25% 1/31/20	825	823
1.25% 3/31/21	112,290	111,132
1.25% 10/31/21	44,670	43,989
1.25% 7/31/23	107,300	103,758
1.375% 6/30/18	31,800	31,836
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	77,470	77,558
1.375% 2/28/19	98,500	98,619
1.375% 7/31/19	70,270	70,336
1.375% 12/15/19	103,400	103,444
1.375% 1/15/20	135,670	135,691
1.375% 1/31/20	20,920	20,923
1.375% 2/15/20	161,270	161,270
1.375% 2/29/20	49,140	49,138
1.375% 3/31/20	6,630	6,629
1.375% 4/30/20	232,560	232,433
1.375% 8/31/20	78,960	78,800
1.375% 9/30/20	25,600	25,534
1.375% 10/31/20	5,720	5,701
1.375% 1/31/21	20,530	20,432
1.375% 4/30/21	85,980	85,412
1.375% 5/31/21	64,380	63,910
1.375% 6/30/23	65,070	63,443
1.375% 8/31/23	21,470	20,892
1.375% 9/30/23	79,110	76,944
1.5% 8/31/18	192,755	193,207
1.5% 12/31/18	4,060	4,072
1.5% 1/31/19	37,180	37,285
1.5% 2/28/19	32,250	32,339
1.5% 3/31/19	12,800	12,841
1.5% 10/31/19	36,700	36,815
1.5% 11/30/19	51,090	51,254
1.5% 4/15/20	163,720	164,174
1.5% 5/15/20	184,420	184,888
1.5% 5/31/20	39,630	39,724
1.5% 6/15/20	160,530	160,919
1.5% 7/15/20	307,300	307,960
1.5% 1/31/22	4,370	4,339
1.5% 2/28/23	15,050	14,818
1.5% 3/31/23	90,980	89,534
1.5% 8/15/26	87,340	83,116
1.625% 4/30/19	4,980	5,006
1.625% 7/31/19	43,010	43,249
1.625% 8/31/19	100,350	100,922
1.625% 12/31/19	8,990	9,044
1.625% 3/15/20	151,490	152,407
1.625% 6/30/20	50,460	50,742
1.625% 7/31/20	47,580	47,851
1.625% 11/30/20	94,780	95,176
1.625% 8/31/22	90,540	90,179
1.625% 4/30/23	47,390	46,909
1.625% 5/31/23	52,030	51,483
1.625% 10/31/23	94,170	92,905
1.625% 2/15/26	50,280	48,558
1.625% 5/15/26	5,610	5,406
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,321
1.75% 10/31/20	9,960	10,043
1.75% 12/31/20	71,130	71,686
1.75% 11/30/21	84,370	84,746
1.75% 3/31/22	117,000	117,343
1.75% 5/31/22	79,360	79,555
1.75% 6/30/22	27,300	27,350
1.75% 9/30/22	28,790	28,803
1.75% 1/31/23	25,640	25,593
1.875% 6/30/20	24,290	24,601
1.875% 11/30/21	81,260	82,085
1.875% 1/31/22	54,860	55,353
1.875% 2/28/22	131,780	132,959
1.875% 3/31/22	132,820	133,946
1.875% 4/30/22	121,810	122,776
1.875% 5/31/22	16,035	16,162
1.875% 7/31/22	139,950	140,994
1.875% 8/31/22	69,670	70,154
1.875% 10/31/22	27,400	27,568
1.875% 8/31/24	70,480	70,133
2% 11/30/20	31,910	32,421
2% 2/28/21	26,380	26,802
2% 5/31/21	40,290	40,918
2% 8/31/21	108,300	109,937
2% 10/31/21	29,700	30,139
2% 12/31/21	65,460	66,409
2% 7/31/22	48,060	48,687
2% 11/30/22	42,170	42,676
2% 4/30/24	58,490	58,780
2% 5/31/24	98,730	99,189
2% 6/30/24	97,830	98,224
2% 2/15/25	3,635	3,636
2% 8/15/25	36,140	36,057
2% 11/15/26	153,170	151,776
2.125% 8/31/20	49,753	50,740
2.125% 1/31/21	3,060	3,122
2.125% 6/30/21	7,260	7,406
2.125% 8/15/21	90,750	92,593
2.125% 9/30/21	43,640	44,511
2.125% 12/31/21	15,950	16,263
2.125% 6/30/22	40,770	41,542
2.125% 12/31/22	63,040	64,160
2.125% 11/30/23	116,310	118,118
2.125% 2/29/24	52,620	53,337
2.125% 3/31/24	114,480	115,996
2.125% 7/31/24	52,100	52,713
2.125% 5/15/25	58,355	58,827
2.25% 4/30/21	42,310	43,351
2.25% 7/31/21	31,690	32,470
2.25% 12/31/23	2,930	2,994
2.25% 1/31/24	76,020	77,659
2.25% 11/15/24	85,930	87,558
2.25% 11/15/25	106,250	107,881
2.25% 2/15/27	130,890	132,363
2.25% 8/15/27	33,800	34,184
2.375% 8/15/24	78,790	81,003
2.375% 5/15/27	89,320	91,260
2.5% 8/15/23	97,170	100,802
2.5% 5/15/24	95,500	98,962
2.625% 4/30/18	10,200	10,294
2.625% 8/15/20	141,000	145,830
2.625% 11/15/20	94,180	97,520
2.75% 12/31/17	3,000	3,016
2.75% 11/15/23	102,790	108,182
2.75% 2/15/24	135,610	142,634
2.875% 3/31/18	100,620	101,603
3.125% 5/15/21	50,876	53,742
3.375% 11/15/19	27,740	28,962
3.5% 2/15/18	4,000	4,043
3.5% 5/15/20	81,800	86,344
3.625% 2/15/20	59,600	62,845
3.625% 2/15/21	39,800	42,612
3.875% 5/15/18	8,000	8,150
4% 8/15/18	22,000	22,574

TOTAL U.S. TREASURY OBLIGATIONS		13,541,772

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,803,315)		14,042,193

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 13.6%
12 month U.S. LIBOR + 1.530% 2.779% 11/1/34 (b)(c)	7,406	7,720
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,891	2,998
12 month U.S. LIBOR + 1.880% 3.37% 11/1/34 (b)(c)	556	578
2.5% 3/1/22 to 2/1/47	316,368	320,690
2.5% 9/1/32 (d)	3,100	3,143
2.5% 9/1/32 (d)	51,800	52,524
2.5% 9/1/32 (d)	9,000	9,126
2.5% 9/1/47 (d)	200	196
3% 4/1/24 to 7/1/47	1,239,033	1,262,643
3% 9/1/32 (d)	7,000	7,227
3% 9/1/32 (d)	6,500	6,711
3% 9/1/32 (d)	8,800	9,086
3% 9/1/32 (d)	8,400	8,673
3% 9/1/47 (d)	26,200	26,500
3% 9/1/47 (d)	500	506
3.5% 9/1/18 to 6/1/47	1,021,466	1,061,935
3.5% 9/1/32 (d)	4,700	4,906
3.5% 9/1/47 (d)	63,400	65,687
3.5% 9/1/47 (d)	60,500	62,682
3.5% 9/1/47 (d)	27,000	27,974
3.5% 9/1/47 (d)	43,100	44,655
4% 7/1/18 to 7/1/47	723,349	766,039
4% 3/1/26	866	917
4% 9/1/47 (d)	17,800	18,806
4% 9/1/47 (d)	35,300	37,295
4.5% 1/1/19 to 6/1/47	293,581	316,629
4.5% 9/1/47 (d)	16,800	18,072
4.5% 9/1/47 (d)	7,700	8,283
4.5% 9/1/47 (d)	4,900	5,271
5% 12/1/20 to 10/1/45	136,435	149,472
5% 9/1/47 (d)	300	328
5.5% 9/1/17 to 2/1/42	104,696	116,209
6% 2/1/23 to 7/1/41	41,957	47,842
6.5% 3/1/22 to 6/1/40	15,936	18,490

TOTAL FANNIE MAE		4,489,813

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.915% 3.619% 9/1/37 (b)(c)	870	907
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.535% 3/1/36 (b)(c)	4,031	4,168
U.S. TREASURY 1 YEAR INDEX + 2.229% 2.882% 12/1/35 (b)(c)	3,318	3,504
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.068% 3/1/35 (b)(c)	1,633	1,728
2.5% 1/1/22 to 6/1/32	207,582	210,919
3% 3/1/27 to 3/1/47	722,077	735,491
3.5% 9/1/25 to 5/1/46	505,296	525,430
3.5% 9/1/47 (d)	102,050	105,759
4% 4/1/25 to 4/1/47	334,830	354,609
4% 3/1/29	2,453	2,607
4.5% 6/1/25 to 12/1/44	82,555	89,266
5% 4/1/23 to 9/1/40	42,067	46,194
5.5% 5/1/23 to 6/1/41	36,744	40,797
5.5% 6/1/41	4,474	4,972
6% 4/1/32 to 8/1/37	1,250	1,419
6.5% 8/1/36 to 12/1/37	350	405

TOTAL FREDDIE MAC		2,128,175

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	98	99
Ginnie Mae - 8.0%
2.5% 10/20/42 to 8/20/47	28,174	27,936
2.5% 9/1/47 (d)	400	396
3% 4/15/42 to 4/20/47	729,399	746,053
3% 9/1/47 (d)	12,700	12,963
3% 9/1/47 (d)	5,300	5,410
3.5% 10/15/40 to 11/20/46	650,943	680,896
3.5% 9/1/47 (d)	135,900	141,709
3.5% 9/1/47 (d)	142,500	148,591
3.5% 9/1/47 (d)	13,500	14,077
3.5% 9/1/47 (d)	30,200	31,491
4% 1/15/25 to 9/20/46	295,560	314,466
4% 9/1/47 (d)	128,450	135,352
4% 9/1/47 (d)	6,000	6,322
4% 9/1/47 (d)	15,500	16,333
4.5% 3/20/33 to 3/20/47	176,727	190,779
4.5% 9/1/47 (d)	3,700	3,937
4.5% 9/1/47 (d)	4,200	4,469
4.5% 9/1/47 (d)	2,600	2,766
5% 7/15/38 to 4/20/47	78,188	86,380
5% 9/1/47 (d)	1,200	1,287
5.5% 10/20/32 to 11/20/46	31,220	35,020
6% 5/20/34 to 12/15/40	11,096	12,793
6.5% 8/20/36 to 1/15/39	2,130	2,468

TOTAL GINNIE MAE		2,621,894

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,185,911)		9,239,981

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$4,600	$4,609
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,485
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,874
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,365
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,766
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,035
2.19% 11/20/23	5,680	5,741
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,817
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	2,235	2,233
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,977
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,541
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	1,439	1,438
Series 2015-1 Class A3, 1.05% 10/15/18	2,496	2,494
Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,988
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	2,458	2,456
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	2,745	2,742
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,146
TOTAL ASSET-BACKED SECURITIES
(Cost $113,095)		114,052

Commercial Mortgage Securities - 1.4%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,340
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,246
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	12,547
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/23	14,140	15,291
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	19,691
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	19,449
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,125
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,307
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,107
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,059
Series K034 Class A2, 3.531% 7/25/23	9,000	9,650
Series K057 Class A2, 2.57% 7/25/26	5,660	5,670
Series K013 Class A2, 3.974% 1/25/21	11,575	12,337
Series K020 Class A2, 2.373% 5/25/22	10,400	10,562
Series K036 Class A2, 3.527% 10/25/23	8,975	9,621
Series K046 Class A2, 3.205% 3/25/25	33,300	35,110
Series K053 Class A2, 2.995% 12/25/25	7,111	7,374
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,738
Series K062 Class A1, 3.032% 9/25/26	21,476	22,312
Series K064 Class A2, 3.224% 3/25/27	17,250	18,109
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,547
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,124
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,768
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,282
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,583
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,506
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	18,110
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	19,261	19,691
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	10,000
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,492	1,493
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	453	453
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1695% 8/15/46 (b)	18,892	20,417
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,985
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,468
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,191
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,333
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $461,445)		469,832

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,495
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,705
California Gen. Oblig. 7.55% 4/1/39	15,000	23,329
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	2,037
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	8,230
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,942
Series 2011, 5.877% 3/1/19	9,700	10,094
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,727
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,598
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,595
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,680
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,192
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,492
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,682
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,698
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,491
Series 2010 164, 5.647% 11/1/40	5,210	6,909
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,389
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,098
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,484
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,305
Series 2015 AP, 3.931% 5/15/45	3,740	3,848
TOTAL MUNICIPAL SECURITIES
(Cost $168,557)		195,020

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province 1.9% 12/6/19	$9,500	$9,533
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,345
Canadian Government 1.125% 3/19/18	6,640	6,639
Chilean Republic:
3.125% 1/21/26	1,000	1,033
3.25% 9/14/21	9,000	9,416
Colombian Republic:
2.625% 3/15/23	7,575	7,458
4% 2/26/24	4,825	5,035
4.5% 1/28/26	1,000	1,073
5% 6/15/45	8,640	8,942
5.625% 2/26/44	7,775	8,747
6.125% 1/18/41	4,750	5,635
7.375% 3/18/19	3,450	3,731
Export Development Canada 1.5% 10/3/18	1,700	1,702
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,267
Hungarian Republic 5.75% 11/22/23	18,900	22,078
Israeli State 4% 6/30/22	7,000	7,535
Italian Republic 6.875% 9/27/23	6,000	7,210
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,846
3% 6/30/25	2,400	2,525
KfW:
1.5% 4/20/20	2,825	2,821
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	12,111
2.75% 10/1/20	4,175	4,312
4% 1/27/20	3,000	3,174
4.875% 6/17/19	25,000	26,475
Korean Republic 7.125% 4/16/19	6,650	7,199
Manitoba Province:
2.1% 9/6/22	1,900	1,897
2.125% 5/4/22	4,000	4,010
3.05% 5/14/24	1,500	1,565
New Brunswick Province 2.75% 6/15/18	4,350	4,392
Ontario Province:
2.25% 5/18/22	5,820	5,867
2.4% 2/8/22	5,210	5,287
2.5% 4/27/26	5,000	4,994
4% 10/7/19	15,000	15,706
Panamanian Republic:
3.75% 3/16/25	3,800	4,007
3.875% 3/17/28	9,600	10,152
4% 9/22/24	4,800	5,153
4.3% 4/29/53	5,675	5,859
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,104
5.625% 11/18/50	7,150	9,045
6.55% 3/14/37	3,075	4,174
7.125% 3/30/19	1,900	2,071
Philippine Republic:
3.95% 1/20/40	8,100	8,543
4.2% 1/21/24	4,765	5,228
6.375% 10/23/34	10,375	14,029
6.5% 1/20/20	6,144	6,815
Polish Government:
3.25% 4/6/26	6,600	6,820
4% 1/22/24	4,550	4,923
5% 3/23/22	14,500	16,197
Province of British Columbia 2.25% 6/2/26	3,770	3,722
Province of Quebec:
2.375% 1/31/22	3,800	3,860
2.75% 8/25/21	20,000	20,610
2.75% 4/12/27	4,750	4,821
2.875% 10/16/24	2,075	2,155
Quebec Province 2.5% 4/20/26	5,660	5,680
Ukraine Government 1.471% 9/29/21	10,300	10,171
United Mexican States:
3.5% 1/21/21	7,400	7,774
3.625% 3/15/22	3,000	3,150
4% 10/2/23	18,750	19,847
4.125% 1/21/26	3,200	3,390
4.35% 1/15/47	14,410	14,179
4.6% 1/23/46	5,800	5,910
4.75% 3/8/44	9,700	10,137
5.55% 1/21/45	3,916	4,550
6.05% 1/11/40	4,800	5,815
Uruguay Republic:
4.125% 11/20/45	4,750	4,631
4.375% 10/27/27	12,250	13,210
4.5% 8/14/24	3,625	3,997
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $511,973)		528,354

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,896
1.25% 7/26/21	9,390	9,214
1.625% 10/2/18	2,800	2,807
2.375% 9/23/21	2,900	2,968
Asian Development Bank:
1.125% 6/5/18	7,290	7,278
1.5% 1/22/20	4,750	4,749
1.875% 4/12/19	12,000	12,079
1.875% 2/18/22	2,000	2,005
2% 4/24/26	6,300	6,175
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank 1% 3/7/18	1,900	1,897
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,620
1.75% 6/14/19	4,700	4,706
1.75% 11/26/19	2,875	2,885
2.125% 3/7/22	4,690	4,741
European Investment Bank:
1.125% 8/15/18	6,590	6,574
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,708
1.375% 9/15/21	17,570	17,273
1.625% 12/18/18	30,900	30,990
1.625% 6/15/21	7,000	6,966
1.75% 6/17/19	8,625	8,665
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,940
2% 3/15/21	4,770	4,815
2.125% 10/15/21	2,840	2,873
2.25% 3/15/22	15,900	16,161
2.25% 8/15/22	1,880	1,909
2.375% 6/15/22	14,000	14,308
2.375% 5/24/27	4,000	4,023
2.5% 4/15/21	4,650	4,774
2.5% 10/15/24	5,725	5,871
2.875% 9/15/20	9,000	9,321
3.25% 1/29/24	2,000	2,138
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,382
2.125% 1/15/25	1,830	1,830
3% 10/4/23	3,575	3,775
3.875% 9/17/19	5,000	5,236
4.375% 1/24/44	4,000	4,901
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,588
1.125% 8/10/20	19,800	19,527
1.375% 9/20/21	5,230	5,153
1.625% 3/9/21	6,000	5,988
1.625% 2/10/22	3,900	3,868
1.75% 4/19/23	6,700	6,579
1.875% 10/7/19	3,825	3,853
1.875% 10/27/26	4,760	4,597
2.25% 6/24/21	16,075	16,394
2.5% 11/25/24	5,700	5,817
2.5% 7/29/25	3,790	3,848
International Finance Corp.:
1.125% 7/20/21	6,550	6,399
1.625% 7/16/20	2,870	2,875
1.75% 9/16/19	11,350	11,410
Nordic Investment Bank 1.125% 2/25/19	6,600	6,573
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $349,506)		352,093

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	616
Bank of America NA 6% 10/15/36	2,419	3,084
JPMorgan Chase Bank 6% 10/1/17	7,075	7,097
KeyBank NA 2.5% 12/15/19	4,000	4,053
Regions Bank 7.5% 5/15/18	2,000	2,077
UBS AG Stamford Branch:
5.75% 4/25/18	$830	$853
5.875% 12/20/17	2,034	2,059
TOTAL BANK NOTES
(Cost $19,098)		19,839
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.11% (e)
(Cost $639,020)	638,892,219	639,020
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $33,490,427)		34,159,573
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,257,411)
NET ASSETS - 100%		$32,902,162

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/47
(Proceeds $13,130)	$(13,000)	$(13,149)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,268,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,915
Total	$1,915

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$8,559,189	$--	$8,559,189	$--
U.S. Government and Government Agency Obligations	14,042,193	--	14,042,193	--
U.S. Government Agency - Mortgage Securities	9,239,981	--	9,239,981	--
Asset-Backed Securities	114,052	--	114,052	--
Commercial Mortgage Securities	469,832	--	469,832	--
Municipal Securities	195,020	--	195,020	--
Foreign Government and Government Agency Obligations	528,354	--	528,354	--
Supranational Obligations	352,093	--	352,093	--
Bank Notes	19,839	--	19,839	--
Money Market Funds	639,020	639,020	--	--
Total Investments in Securities:	$34,159,573	$639,020	$33,520,553	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,149)	$--	$(13,149)	$--
Total Other Financial Instruments:	$(13,149)	$--	$(13,149)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,851,407)	$33,520,553
Fidelity Central Funds (cost $639,020)	639,020
Total Investment in Securities (cost $33,490,427)		$34,159,573
Cash		20,413
Receivable for investments sold		113,957
Receivable for TBA sale commitments		13,130
Receivable for fund shares sold		29,869
Interest receivable		163,550
Distributions receivable from Fidelity Central Funds		425
Other receivables		192
Total assets		34,501,109
Liabilities
Payable for investments purchased
Regular delivery	$483,458
Delayed delivery	1,045,477
TBA sale commitments, at value	13,149
Payable for fund shares redeemed	24,045
Distributions payable	11,324
Accrued management fee	676
Other affiliated payables	214
Other payables and accrued expenses	192
Collateral on securities loaned	20,412
Total liabilities		1,598,947
Net Assets		$32,902,162
Net Assets consist of:
Paid in capital		$32,224,187
Undistributed net investment income		21,635
Accumulated undistributed net realized gain (loss) on investments		(12,787)
Net unrealized appreciation (depreciation) on investments		669,127
Net Assets		$32,902,162
Investor Class:
Net Asset Value, offering price and redemption price per share ($333,440 ÷ 28,474 shares)		$11.71
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,972,694 ÷ 766,244 shares)		$11.71
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,036,709 ÷ 344,716 shares)		$11.71
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($15,180,304 ÷ 1,296,372 shares)		$11.71
Class F:
Net Asset Value, offering price and redemption price per share ($4,379,015 ÷ 373,960 shares)		$11.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$728,454
Income from Fidelity Central Funds		1,915
Total income		730,369
Expenses
Management fee	$8,359
Transfer agent fees	2,533
Independent trustees' fees and expenses	110
Miscellaneous	88
Total expenses before reductions	11,090
Expense reductions	(34)	11,056
Net investment income (loss)		719,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,227
Fidelity Central Funds	162
Total net realized gain (loss)		1,389
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(492,832)
Delayed delivery commitments	12
Total change in net unrealized appreciation (depreciation)		(492,820)
Net gain (loss)		(491,431)
Net increase (decrease) in net assets resulting from operations		$227,882

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$719,313	$552,449
Net realized gain (loss)	1,389	12,129
Change in net unrealized appreciation (depreciation)	(492,820)	723,723
Net increase (decrease) in net assets resulting from operations	227,882	1,288,301
Distributions to shareholders from net investment income	(707,986)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(714,930)	(574,268)
Share transactions - net increase (decrease)	7,703,646	4,432,845
Total increase (decrease) in net assets	7,216,598	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$32,902,162	$25,685,564
Other Information
Undistributed net investment income end of period	$21,635	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$824,463
Gross unrealized depreciation	(137,545)
Net unrealized appreciation (depreciation)	$686,918
Tax Cost	$33,472,636

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$14,923
Net unrealized appreciation (depreciation) on securities and other investments	$686,918

The Fund intends to elect to defer to its next fiscal year $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$714,930	$ 547,324
Long-term Capital Gains	–	26,944
Total	$714,930	$ 574,268

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,694,807 and $796,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .03% to .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .029% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. FIIOC receives no fees for providing transfer agency services to Class F. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .12%, .02%, and .01% of class-level average net assets, respectively. Institutional Premium did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$460.12%
Premium Class	1,690.02%
Institutional Class	383.01%
	$2,533

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $531.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$9,080	$133,298
Premium Class	207,464	177,559
Institutional Class	94,435	83,586
Institutional Premium Class	304,666	73,996
Class F	92,341	71,732
Total	$707,986	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Investor Class
Shares sold	26,655	151,066	$309,794	$1,766,952
Reinvestment of distributions	724	11,596	8,413	135,276
Shares redeemed	(36,966)	(685,368)	(429,424)	(7,873,166)
Net increase (decrease)	(9,587)	(522,706)	$(111,217)	$(5,970,938)
Premium Class
Shares sold	292,880	347,170	$3,404,153	$4,086,127
Reinvestment of distributions	17,088	15,335	198,513	179,993
Shares redeemed	(238,163)	(245,703)	(2,760,693)	(2,889,831)
Net increase (decrease)	71,805	116,802	$841,973	$1,376,289
Institutional Class
Shares sold	137,818	118,438	$1,600,642	$1,392,310
Reinvestment of distributions	8,184	7,560	95,075	88,729
Shares redeemed	(122,442)	(72,583)	(1,418,561)	(850,501)
Net increase (decrease)	23,560	53,415	$277,156	$630,538
Institutional Premium Class
Shares sold	608,892	738,185	$7,067,151	$8,526,678
Reinvestment of distributions	19,755	6,289	229,483	74,468
Shares redeemed	(150,534)	(60,864)	(1,745,549)	(716,655)
Net increase (decrease)	478,113	683,610	$5,551,085	$7,884,491
Class F
Shares sold	112,532	80,507	$1,303,276	$946,553
Reinvestment of distributions	8,028	6,484	93,250	76,090
Shares redeemed	(21,808)	(43,702)	(251,877)	(510,178)
Net increase (decrease)	98,752	43,289	$1,144,649	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.15%
Actual		$1,000.00	$1,026.00	$.77
Hypothetical-C		$1,000.00	$1,024.45	$.77
Premium Class	.05%
Actual		$1,000.00	$1,026.50	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,026.50	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Class F	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity U.S. Bond Index Fund
Investor Class	10/16/17	10/13/17	$0.007
Premium Class	10/16/17	10/13/17	$0.007
Institutional Class	10/16/17	10/13/17	$0.007
Institutional Premium Class	10/16/17	10/13/17	$0.007
Class F	10/16/17	10/13/17	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $18,413,690, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $454,462,584 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company (FMR) (the Amended Contract) for the fund to decrease the management fees paid by the fund to FMR by 0.5 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreement. At its September 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreement should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements in September 2016 and as part of the annual review of these agreements occurring in July 2017. The Board noted that it had concluded at its September 2016 meeting that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 0.5 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.14%: Investor; 0.045%: Premium; 0.035%: Institutional; 0.025%: Institutional Premium; 0.025%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its September 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it has reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2016 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

UII-UDV-ANN-1017
1.925929.106

Fidelity® U.S. Bond Index Fund Investor Class and Premium Class Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Investor Class	0.19%	1.96%	4.07%
Premium Class	0.37%	2.10%	4.15%

 The initial offering of Premium Class took place on May 4, 2011. Returns prior to May 4, 2011 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® U.S. Bond Index Fund - Investor Class on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

See previous page for additional information regarding the performance of Investor Class.

Period Ending Values
$14,909	Fidelity® U.S. Bond Index Fund - Investor Class
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small:  For the fiscal year, the fund’s share classes produced slightly positive returns that were roughly in line with, net of fees, the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We used a method known as “stratified sampling,” or investing in representative securities, to construct a portfolio that approximately mirrored the structure of the index in terms of sector weightings, maturity distribution and credit quality. Also, we managed the portfolio so that it matched the benchmark in terms of overall sensitivity to changing interest rates and movements in the yield curve, which plots bond yields relative to their maturities. Looking ahead, bond returns likely will be shaped by expectations for further policy interest rate increases, as well as the Federal Reserve’s plans to begin reducing the $4.5 trillion in government securities it accumulated as part of the quantitative easing program it deployed to battle the last recession. Regardless of the backdrop, the fund's focus remains on closely tracking the performance of the overall bond market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	71.3%
AAA	3.7%
AA	2.9%
A	10.4%
BBB	12.7%
BB and Below	0.7%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.9)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	4.1%
AA	3.4%
A	10.2%
BBB	13.0%
BB and Below	0.5%
Not Rated	0.2%
Short-Term Investments and Net Other Assets*	(1.0)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	26.0%
U.S. Government and U.S. Government Agency Obligations	71.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	2.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.9)%

 * Foreign investments – 8.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017*
Corporate Bonds	26.3%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments – 8.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,834
1.7% 9/9/21	4,500	4,442
2.125% 10/10/18	6,550	6,592
2.15% 3/13/20	8,550	8,626
2.25% 8/15/19	7,650	7,729
2.3% 9/9/26	5,000	4,790
Ford Motor Co. 4.75% 1/15/43	7,650	7,383
General Motors Co.:
5.2% 4/1/45	4,270	4,225
6.6% 4/1/36	5,840	6,839
6.75% 4/1/46	4,000	4,705
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,765
4% 1/15/25	6,170	6,250
4% 10/6/26	3,680	3,697
4.3% 7/13/25	12,400	12,790
4.375% 9/25/21	9,190	9,745
		102,412
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,207
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	1,623	1,644
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,750
3.959% 7/1/38	4,725	5,209
Northwestern University 4.643% 12/1/44	3,350	4,006
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,777
3.619% 10/1/37	1,000	1,062
Rice University 3.774% 5/15/55	1,900	2,023
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,378
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,370
University of Southern California 5.25% 10/1/2111	2,000	2,528
		30,954
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,356
3.7% 1/30/26	16,870	17,759
4.875% 12/9/45	5,430	6,178
5.35% 3/1/18	2,317	2,360
6.3% 3/1/38	7,045	9,333
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,941
Starbucks Corp.:
2.45% 6/15/26	10,000	9,799
3.85% 10/1/23	1,875	2,032
		52,758
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,561
3.15% 8/22/27 (a)	10,460	10,649
4.05% 8/22/47 (a)	8,550	8,814
4.25% 8/22/57 (a)	6,640	6,902
4.8% 12/5/34	6,000	6,882
		39,808
Media - 1.0%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	7,303
5.4% 10/1/43	3,875	4,556
5.65% 8/15/20	1,000	1,098
6.15% 3/1/37	3,955	5,033
6.15% 2/15/41	10,500	13,416
6.9% 3/1/19	2,110	2,261
6.9% 8/15/39	2,000	2,708
7.75% 12/1/45	3,160	4,805
AOL Time Warner, Inc.:
2.95% 7/15/26	8,000	7,580
7.625% 4/15/31	3,250	4,470
CBS Corp.:
3.375% 2/15/28	10,550	10,391
4% 1/15/26	6,000	6,291
4.6% 1/15/45	7,300	7,571
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	7,980	8,549
6.384% 10/23/35	13,450	15,388
6.484% 10/23/45	4,690	5,394
Comcast Corp.:
1.625% 1/15/22	10,500	10,301
2.35% 1/15/27	23,800	22,400
3.125% 7/15/22	3,000	3,124
3.15% 3/1/26	5,000	5,055
3.3% 2/1/27	7,220	7,357
3.375% 8/15/25	13,700	14,113
4.65% 7/15/42	9,000	9,801
4.75% 3/1/44	5,400	5,959
5.7% 5/15/18	2,940	3,026
5.7% 7/1/19	8,500	9,109
6.4% 3/1/40	1,000	1,338
6.55% 7/1/39	3,000	4,056
6.95% 8/15/37	6,700	9,314
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,349
4.875% 4/1/43	4,900	4,714
5.05% 6/1/20	3,200	3,420
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,990
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,157
6.75% 7/1/18	1,162	1,207
7.3% 7/1/38	4,000	4,931
8.75% 2/14/19	2,368	2,586
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,008
3.55% 6/1/24	3,000	3,074
3.6% 7/15/25	6,340	6,410
3.8% 2/15/27	9,000	9,061
4% 1/15/22	1,000	1,058
4.65% 6/1/44	3,000	2,944
4.85% 7/15/45	3,000	3,025
6.5% 11/15/36	5,724	6,966
Viacom, Inc.:
4.25% 9/1/23	7,775	8,056
4.375% 3/15/43	2,635	2,263
5.625% 9/15/19	1,000	1,067
Walt Disney Co.:
1.85% 5/30/19	1,500	1,507
1.85% 7/30/26	5,110	4,751
2.3% 2/12/21	4,740	4,808
2.55% 2/15/22	2,810	2,858
3.15% 9/17/25	9,470	9,755
4.125% 6/1/44	5,700	6,046
5.5% 3/15/19	2,000	2,118
		323,896
Multiline Retail - 0.1%
Kohl's Corp. 4.75% 12/15/23	7,800	8,158
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,483
4.3% 2/15/43	4,750	3,800
Nordstrom, Inc.:
4% 3/15/27	4,510	4,510
5% 1/15/44	2,000	1,971
Target Corp.:
3.875% 7/15/20	3,000	3,171
4% 7/1/42	7,000	7,038
		33,131
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,979
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,877
3.25% 4/15/25	4,000	3,994
3.7% 4/15/22	5,500	5,756
3.75% 6/1/27	5,804	5,914
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,037
3% 4/1/26	10,030	10,191
3.75% 2/15/24	6,725	7,207
3.9% 6/15/47	3,400	3,493
4.2% 4/1/43	1,575	1,671
4.25% 4/1/46	3,280	3,542
4.875% 2/15/44	2,875	3,390
5.875% 12/16/36	10,400	13,570
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,369
4.05% 5/3/47	8,000	8,221
4.625% 4/15/20	2,000	2,120
4.65% 4/15/42	6,500	7,218
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,973
		95,522
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,278

TOTAL CONSUMER DISCRETIONARY		682,759

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,720
2.625% 1/17/23	2,825	2,843
2.65% 2/1/21	19,340	19,704
3.3% 2/1/23	10,250	10,633
3.65% 2/1/26	54,820	57,112
4.625% 2/1/44	5,750	6,316
4.7% 2/1/36	4,870	5,399
4.9% 2/1/46	18,180	20,715
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	5,394	5,767
5.375% 1/15/20	1,500	1,622
8.2% 1/15/39	2,800	4,447
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	10,202
3.7% 12/6/26	7,550	7,805
Diageo Capital PLC 5.75% 10/23/17	5,185	5,215
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,848
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,847
3% 7/15/26	17,400	17,052
4.2% 7/15/46	8,730	8,724
PepsiCo, Inc.:
2.15% 10/14/20	12,000	12,138
2.25% 5/2/22	12,000	12,097
2.375% 10/6/26	6,750	6,541
3.6% 8/13/42	3,000	2,982
4.25% 10/22/44	6,000	6,493
4.45% 4/14/46	800	897
4.875% 11/1/40	2,300	2,693
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,943
2.875% 10/27/25	9,580	9,745
3.15% 11/15/20	3,700	3,851
		257,351
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	6,067
CVS Health Corp.:
2.25% 8/12/19	3,750	3,779
2.8% 7/20/20	8,400	8,580
2.875% 6/1/26	7,500	7,344
3.875% 7/20/25	4,660	4,895
4.875% 7/20/35	3,100	3,470
5.125% 7/20/45	8,810	10,154
5.3% 12/5/43	4,391	5,153
Kroger Co.:
2.65% 10/15/26	2,850	2,652
3.5% 2/1/26	4,000	3,977
5.15% 8/1/43	2,725	2,907
Sysco Corp.:
3.3% 7/15/26	3,280	3,319
3.75% 10/1/25	5,700	5,975
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,888
3.3% 4/22/24	19,000	20,116
4.3% 4/22/44	6,000	6,719
5.625% 4/1/40	2,000	2,583
5.625% 4/15/41	4,600	5,987
6.5% 8/15/37	8,275	11,653
Walgreen Co. 3.1% 9/15/22	2,850	2,922
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	5,014
4.65% 6/1/46	5,500	5,788
		136,942
Food Products - 0.3%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,792
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	9,030
General Mills, Inc.:
2.2% 10/21/19	7,000	7,047
5.65% 2/15/19	13,501	14,228
H.J. Heinz Co.:
3% 6/1/26	13,000	12,522
5% 7/15/35	3,500	3,813
5.2% 7/15/45	5,180	5,621
Kellogg Co.:
3.125% 5/17/22	1,875	1,940
3.25% 5/21/18	2,800	2,833
3.25% 4/1/26	3,720	3,749
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	12,102
5% 6/4/42	2,825	2,987
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,773
Tyson Foods, Inc. 3.95% 8/15/24	7,575	8,065
Unilever Capital Corp.:
2% 7/28/26	2,000	1,867
2.2% 3/6/19	7,475	7,537
3.1% 7/30/25	2,900	2,964
		106,870
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,374
2.4% 3/1/22	5,200	5,272
2.4% 6/1/23	8,000	8,018
3.2% 7/30/46	2,500	2,314
Procter & Gamble Co.:
1.9% 11/1/19	4,000	4,027
2.3% 2/6/22	4,700	4,768
2.85% 8/11/27	4,500	4,566
3.1% 8/15/23	10,000	10,508
		47,847
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,463
Tobacco - 0.4%
Altria Group, Inc.:
2.85% 8/9/22	7,000	7,165
4.25% 8/9/42	9,780	9,982
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,553
3.222% 8/15/24 (a)	10,300	10,403
3.557% 8/15/27 (a)	9,500	9,635
4.54% 8/15/47 (a)	11,340	11,710
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,860
2.125% 5/10/23	3,100	3,038
2.75% 2/25/26	3,750	3,700
3.875% 8/21/42	4,825	4,812
4.5% 3/26/20	2,000	2,130
4.875% 11/15/43	6,000	6,771
5.65% 5/16/18	6,789	6,984
6.375% 5/16/38	1,450	1,936
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,630
4.85% 9/15/23	1,800	1,990
5.85% 8/15/45	4,240	5,125
7.25% 6/15/37	7,220	9,922
		127,346

TOTAL CONSUMER STAPLES		686,819

ENERGY - 2.8%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,343
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,583
Halliburton Co.:
3.8% 11/15/25	10,380	10,724
5% 11/15/45	7,540	8,166
7.45% 9/15/39	1,500	2,082
		26,898
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,963
4.85% 3/15/21	10,145	10,784
6.2% 3/15/40	2,000	2,266
6.45% 9/15/36	2,675	3,126
6.6% 3/15/46	4,650	5,625
Apache Corp. 5.1% 9/1/40	3,000	3,126
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	5,059
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,808
2.315% 2/13/20	1,800	1,821
2.5% 11/6/22	3,000	3,011
2.521% 1/15/20	6,000	6,105
3.017% 1/16/27	9,500	9,467
3.062% 3/17/22	3,750	3,878
3.245% 5/6/22	7,750	8,066
4.5% 10/1/20	2,000	2,153
4.75% 3/10/19	1,000	1,046
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,923
4.95% 6/1/47	6,400	6,595
6.25% 3/15/38	6,850	8,060
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,638
3.8% 9/15/23	1,750	1,748
4.25% 4/15/27 (a)	9,500	9,170
5.4% 6/15/47 (a)	9,400	8,861
6.75% 11/15/39	2,000	2,161
Chevron Corp.:
1.104% 12/5/17	5,700	5,695
1.718% 6/24/18	7,525	7,539
1.961% 3/3/20	8,625	8,683
2.1% 5/16/21	13,750	13,842
2.193% 11/15/19	11,400	11,532
2.954% 5/16/26	11,000	11,120
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,130
4.5% 6/1/25	3,325	3,571
ConocoPhillips Co.:
2.2% 5/15/20	5,830	5,871
3.35% 5/15/25	6,810	7,040
4.95% 3/15/26	24,550	27,581
6.5% 2/1/39	7,529	9,905
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,693
3.875% 3/15/23	3,775	3,676
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,048
5% 6/15/45	3,500	3,549
5.6% 7/15/41	2,875	3,068
Ecopetrol SA:
5.375% 6/26/26	4,740	5,043
5.875% 5/28/45	3,800	3,698
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,182
6.5% 4/15/18	1,000	1,027
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,873
5.5% 12/1/46	9,490	10,885
Encana Corp.:
3.9% 11/15/21	4,900	5,048
6.5% 2/1/38	5,000	5,801
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,673
4.15% 10/1/20	4,500	4,696
5.15% 3/15/45	8,000	7,746
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,828
3.95% 2/15/27	25,880	27,053
4.05% 2/15/22	9,325	9,929
4.85% 8/15/42	2,500	2,657
4.85% 3/15/44	5,000	5,327
5.7% 2/15/42	2,000	2,361
6.65% 4/15/18	2,000	2,060
7.55% 4/15/38	2,000	2,755
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,968
5.625% 6/1/19	1,000	1,064
Exxon Mobil Corp.:
3.043% 3/1/26	8,330	8,573
3.567% 3/6/45	6,650	6,545
Hess Corp.:
3.5% 7/15/24	3,800	3,711
5.6% 2/15/41	3,400	3,331
8.125% 2/15/19	6,000	6,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,451
3.45% 2/15/23	12,200	12,367
3.5% 9/1/23	2,000	2,019
3.95% 9/1/22	7,000	7,293
5% 3/1/43	1,000	984
5.5% 3/1/44	6,997	7,320
5.625% 9/1/41	1,000	1,031
6.55% 9/15/40	3,000	3,489
Kinder Morgan, Inc. 5.3% 12/1/34	8,550	8,884
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,478
5% 3/1/26	3,000	3,362
6.55% 7/15/19	4,592	4,961
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,944
5.2% 6/1/45	5,000	4,875
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,085
6.5% 3/1/41	1,000	1,185
MPLX LP:
4.125% 3/1/27	9,450	9,577
5.2% 3/1/47	6,120	6,311
Nexen, Inc. 5.875% 3/10/35	3,710	4,513
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	6,061
3.125% 2/15/22	2,000	2,073
3.4% 4/15/26	3,400	3,492
4.1% 2/15/47	2,820	2,874
4.4% 4/15/46	5,100	5,404
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,035
3.375% 10/1/22	5,000	5,054
Petro-Canada:
6.05% 5/15/18	3,650	3,762
6.8% 5/15/38	8,445	11,279
Petroleos Mexicanos:
3.125% 1/23/19	1,425	1,440
3.5% 7/23/20	11,525	11,830
3.5% 1/30/23	6,725	6,666
4.625% 9/21/23	10,420	10,847
4.875% 1/24/22	18,010	18,929
5.5% 6/27/44	2,748	2,586
5.625% 1/23/46	5,680	5,341
6.375% 1/23/45	10,400	10,722
6.5% 3/13/27 (a)	5,700	6,384
6.5% 3/13/27 (a)	11,320	12,678
6.75% 9/21/47 (a)	7,750	8,332
6.75% 9/21/47	5,486	5,898
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,088
5.875% 5/1/42	9,500	11,746
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	7,101
4.65% 10/15/25	12,250	12,696
4.9% 2/15/45	1,900	1,784
5.75% 1/15/20	1,000	1,068
6.65% 1/15/37	2,795	3,119
Shell International Finance BV:
1.75% 9/12/21	6,500	6,443
2.125% 5/11/20	8,300	8,388
2.375% 8/21/22	3,000	3,028
3.25% 5/11/25	4,160	4,314
4% 5/10/46	4,000	4,062
4.375% 5/11/45	13,300	14,233
6.375% 12/15/38	4,200	5,727
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,149
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,906
3.375% 10/15/26	16,310	16,275
4.75% 3/15/24	4,825	5,284
Statoil ASA:
1.2% 1/17/18	5,575	5,573
1.95% 11/8/18	7,300	7,331
2.25% 11/8/19	8,000	8,087
3.7% 3/1/24	3,650	3,888
5.1% 8/17/40	2,000	2,360
Suncor Energy, Inc. 6.85% 6/1/39	2,000	2,672
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,438
5.3% 4/1/44	5,800	5,698
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,803
5.75% 6/24/44	1,900	1,971
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,625
Total Capital International SA:
2.1% 6/19/19	4,275	4,316
2.7% 1/25/23	1,900	1,937
2.75% 6/19/21	6,000	6,177
2.875% 2/17/22	4,175	4,295
3.75% 4/10/24	2,000	2,138
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	5,035
6.1% 6/1/40	6,700	8,748
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,848
Valero Energy Corp. 6.625% 6/15/37	5,420	6,743
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,391
4% 7/1/22	3,000	3,106
Williams Partners LP:
3.35% 8/15/22	2,800	2,847
3.75% 6/15/27	10,360	10,366
3.9% 1/15/25	3,525	3,622
		881,557

TOTAL ENERGY		908,455

FINANCIALS - 8.2%
Banks - 4.6%
Asian Development Bank 2.625% 1/12/27	6,500	6,693
Australia & New Zealand Banking Group Ltd.:
1.875% 10/6/17	4,750	4,752
3.7% 11/16/25	6,640	7,117
Bank of America Corp.:
2% 1/11/18	3,550	3,555
2.503% 10/21/22	9,000	8,937
2.6% 1/15/19	3,775	3,813
2.625% 4/19/21	7,000	7,074
2.65% 4/1/19	17,925	18,138
3.248% 10/21/27	3,750	3,696
3.593% 7/21/28 (b)	11,100	11,267
3.705% 4/24/28 (b)	8,800	9,003
4% 4/1/24	9,000	9,563
4% 1/22/25	6,000	6,209
4.1% 7/24/23	7,000	7,485
4.183% 11/25/27	5,150	5,333
4.2% 8/26/24	8,500	8,952
4.25% 10/22/26	4,000	4,196
4.443% 1/20/48 (b)	9,550	10,320
4.45% 3/3/26	13,000	13,821
4.875% 4/1/44	1,920	2,188
5% 5/13/21	4,000	4,371
5% 1/21/44	5,370	6,224
5.7% 1/24/22	6,250	7,066
5.75% 12/1/17	5,855	5,912
5.875% 1/5/21	6,640	7,409
Bank of Montreal:
1.4% 9/11/17	2,875	2,875
2.375% 1/25/19	3,700	3,733
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,072
4.5% 12/16/25	15,880	16,928
Barclays PLC:
2.75% 11/8/19	10,000	10,120
3.25% 1/12/21	7,500	7,665
4.337% 1/10/28	5,600	5,838
4.375% 1/12/26	5,000	5,257
4.836% 5/9/28	9,600	9,987
4.95% 1/10/47	3,500	3,836
5.25% 8/17/45	5,600	6,404
BB&T Corp. 2.05% 6/19/18	1,900	1,905
BNP Paribas SA:
2.375% 5/21/20	11,600	11,744
2.7% 8/20/18	4,900	4,951
BPCE SA:
2.25% 1/27/20	4,000	4,017
2.5% 7/15/19	12,100	12,228
4% 4/15/24	2,000	2,138
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,203
Capital One NA:
2.25% 9/13/21	9,000	8,920
2.4% 9/5/19	7,000	7,043
Citigroup, Inc.:
2.35% 8/2/21	21,100	21,052
2.5% 9/26/18	750	756
2.5% 7/29/19	7,400	7,478
2.55% 4/8/19	3,700	3,738
2.75% 4/25/22	14,590	14,722
3.668% 7/24/28 (b)	7,580	7,697
3.7% 1/12/26	11,130	11,473
3.887% 1/10/28 (b)	4,500	4,653
4.125% 7/25/28	15,440	15,935
4.4% 6/10/25	4,000	4,230
4.6% 3/9/26	6,000	6,403
4.75% 5/18/46	2,370	2,547
5.3% 5/6/44	2,000	2,313
5.5% 9/13/25	5,000	5,656
5.875% 1/30/42	1,675	2,134
8.125% 7/15/39	8,000	12,551
Citizens Bank NA 2.65% 5/26/22	20,380	20,508
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,350
4.3% 12/3/25	1,891	2,003
Comerica, Inc. 3.8% 7/22/26	3,650	3,746
Commonwealth Bank of Australia:
1.9% 9/18/17	4,750	4,751
2.3% 3/12/20	7,550	7,618
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	15,311
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,753
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	13,099
3.8% 6/9/23	20,000	20,854
4.55% 4/17/26	8,500	9,137
4.875% 5/15/45	5,000	5,589
Credit Suisse New York Branch:
3% 10/29/21	3,000	3,079
3.625% 9/9/24	3,425	3,592
Discover Bank:
2% 2/21/18	7,375	7,386
3.45% 7/27/26	12,750	12,601
4.2% 8/8/23	7,000	7,479
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,534
5% 4/11/22	6,170	6,809
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,524
3.5% 3/15/22	1,650	1,720
4.5% 6/1/18	824	841
8.25% 3/1/38	2,079	3,192
HSBC Holdings PLC:
2.65% 1/5/22	6,000	6,044
3.4% 3/8/21	10,600	10,985
3.9% 5/25/26	11,000	11,544
4.25% 8/18/25	5,600	5,853
4.375% 11/23/26	21,700	22,813
4.875% 1/14/22	10,100	11,090
5.1% 4/5/21	2,800	3,068
5.25% 3/14/44	4,600	5,349
6.5% 9/15/37	10,500	13,686
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,670
2.625% 9/24/18	7,500	7,578
3.5% 6/23/24	7,000	7,278
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,868
2.6% 8/2/18	4,675	4,710
3.15% 3/14/21	9,500	9,776
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,205
1.75% 4/14/22	1,875	1,867
1.875% 6/16/20	5,270	5,307
1.875% 3/15/21	3,900	3,925
2% 6/2/26	4,000	3,923
2.125% 1/18/22	6,100	6,182
2.375% 7/7/27	6,730	6,782
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,080
1.875% 7/21/26	3,800	3,587
2.125% 2/10/25	2,000	1,953
2.25% 11/4/26	5,230	5,068
2.75% 1/21/26	3,170	3,221
2.875% 6/1/27	7,600	7,750
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,279
2.25% 1/23/20	8,875	8,948
2.35% 1/28/19	23,000	23,224
2.776% 4/25/23 (b)	5,000	5,042
2.95% 10/1/26	25,230	24,843
3.25% 9/23/22	4,000	4,142
3.3% 4/1/26	9,000	9,079
3.375% 5/1/23	1,900	1,950
3.54% 5/1/28 (b)	17,000	17,319
3.875% 9/10/24	7,725	8,088
3.882% 7/24/38 (b)	4,500	4,547
4.125% 12/15/26	5,875	6,189
4.35% 8/15/21	2,000	2,155
4.5% 1/24/22	13,000	14,132
4.625% 5/10/21	1,500	1,627
4.85% 2/1/44	5,000	5,784
4.95% 6/1/45	2,550	2,903
5.5% 10/15/40	5,700	7,036
5.6% 7/15/41	1,500	1,871
5.625% 8/16/43	5,000	6,097
6.3% 4/23/19	10,000	10,723
KeyCorp. 2.9% 9/15/20	5,800	5,938
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,970
4.65% 3/24/26	8,600	9,141
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	10,203
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,972
2.998% 2/22/22	9,200	9,411
3.85% 3/1/26	6,580	6,950
Mizuho Financial Group, Inc. 2.953% 2/28/22	8,600	8,745
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,774
Nordic Investment Bank 2.125% 2/1/22	3,800	3,852
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,829
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,278
PNC Bank NA:
2.4% 10/18/19	4,750	4,806
2.6% 7/21/20	6,680	6,804
2.625% 2/17/22	12,000	12,202
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	6,008
PNC Funding Corp. 6.7% 6/10/19	2,500	2,708
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,589
4.5% 1/11/21	1,000	1,074
5.25% 5/24/41	3,000	3,706
Rabobank Nederland:
3.75% 7/21/26	19,250	19,657
4.375% 8/4/25	6,000	6,370
Rabobank Nederland New York Branch 3.375% 5/21/25	3,750	3,896
Regions Financial Corp.:
2% 5/15/18	3,650	3,656
2.75% 8/14/22	7,580	7,623
3.2% 2/8/21	22,090	22,680
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,625
2.75% 2/1/22	13,000	13,327
4.65% 1/27/26	12,990	14,052
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,890
4.8% 4/5/26	6,600	7,065
Societe Generale SA 2.625% 10/1/18	3,750	3,789
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,766
2.45% 1/16/20	5,000	5,058
2.5% 7/19/18	4,351	4,384
3.4% 7/11/24	5,725	5,948
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	15,034
2.784% 7/12/22	10,490	10,606
2.846% 1/11/22	10,600	10,774
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,019
2.5% 5/1/19	2,000	2,022
3.3% 5/15/26	7,600	7,605
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,877
Synchrony Bank 3% 6/15/22	7,000	7,011
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	14,255
U.S. Bancorp:
3.1% 4/27/26	9,000	9,076
4.125% 5/24/21	3,000	3,223
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,958
2.6% 7/22/20	7,640	7,766
2.625% 7/22/22	14,780	14,869
3% 10/23/26	20,330	20,101
3.3% 9/9/24	4,625	4,741
3.45% 2/13/23	3,675	3,786
3.55% 9/29/25	4,240	4,389
3.9% 5/1/45	4,760	4,819
4.1% 6/3/26	3,225	3,387
4.4% 6/14/46	7,140	7,404
4.48% 1/16/24	3,816	4,139
4.75% 12/7/46	5,000	5,446
4.9% 11/17/45	2,770	3,056
5.375% 11/2/43	1,850	2,166
5.606% 1/15/44	11,380	13,705
5.625% 12/11/17	5,972	6,037
Westpac Banking Corp.:
2% 8/19/21	8,580	8,516
2.3% 5/26/20	3,000	3,033
2.5% 6/28/22	25,430	25,547
2.85% 5/13/26	4,750	4,713
4.875% 11/19/19	3,700	3,938
Zions Bancorp. 4.5% 6/13/23	207	222
		1,518,898
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,859
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	10,183
2.8% 5/4/26	5,630	5,599
BlackRock, Inc.:
3.5% 3/18/24	2,900	3,075
4.25% 5/24/21	6,500	7,005
Brighthouse Financial, Inc. 4.7% 6/22/47 (a)	9,500	9,343
Credit Suisse AG 6% 2/15/18	15,651	15,939
Deutsche Bank AG 4.5% 4/1/25	3,000	3,029
Deutsche Bank AG London Branch:
2.95% 8/20/20	9,800	9,931
4.1% 1/13/26	9,800	10,179
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,961
Franklin Resources, Inc.:
1.375% 9/15/17	1,900	1,900
2.85% 3/30/25	3,800	3,820
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	27,313
2.375% 1/22/18	9,950	9,979
2.55% 10/23/19	11,000	11,131
2.625% 1/31/19	12,850	12,983
2.9% 7/19/18	2,800	2,828
3% 4/26/22	7,220	7,340
3.5% 1/23/25	5,000	5,095
3.625% 1/22/23	9,000	9,357
3.75% 2/25/26	5,820	6,006
3.85% 7/8/24	3,800	3,981
3.85% 1/26/27	19,560	20,150
4.25% 10/21/25	5,000	5,237
5.25% 7/27/21	4,500	4,957
5.75% 1/24/22	4,300	4,857
5.95% 1/18/18	3,000	3,047
6% 6/15/20	1,650	1,820
6.15% 4/1/18	7,451	7,638
6.75% 10/1/37	14,860	19,565
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,716
3.75% 12/1/25	5,750	6,140
4% 10/15/23	3,750	4,049
Lazard Group LLC 4.25% 11/14/20	2,650	2,814
Merrill Lynch & Co., Inc.:
6.875% 4/25/18	6,991	7,217
7.75% 5/14/38	4,175	6,113
Morgan Stanley:
2.125% 4/25/18	8,000	8,023
2.375% 7/23/19	7,550	7,608
2.5% 1/24/19	6,000	6,056
2.625% 11/17/21	17,380	17,519
2.65% 1/27/20	11,000	11,174
2.75% 5/19/22	12,000	12,103
3.125% 7/27/26	5,600	5,527
3.7% 10/23/24	6,000	6,250
3.75% 2/25/23	6,775	7,106
3.875% 4/29/24	14,680	15,450
3.875% 1/27/26	5,250	5,488
3.95% 4/23/27	19,030	19,454
3.971% 7/22/38 (b)	6,250	6,323
4.3% 1/27/45	2,000	2,097
4.375% 1/22/47	8,000	8,476
5.5% 7/28/21	3,400	3,791
5.625% 9/23/19	2,000	2,144
5.75% 1/25/21	5,000	5,555
5.95% 12/28/17	5,745	5,823
6.375% 7/24/42	2,900	3,915
6.625% 4/1/18	5,055	5,197
7.25% 4/1/32	1,000	1,384
7.3% 5/13/19	3,000	3,266
State Street Corp. 2.65% 5/19/26	7,550	7,463
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,591
5.45% 5/15/19	2,000	2,124
Thomson Reuters Corp.:
1.65% 9/29/17	8,000	8,000
3.35% 5/15/26	7,000	7,107
4.7% 10/15/19	4,000	4,213
		490,383
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,711
3.65% 7/21/27	4,500	4,523
4.5% 5/15/21	14,100	14,986
4.625% 7/1/22	9,450	10,186
American Express Co.:
4.05% 12/3/42	6,975	7,136
7% 3/19/18	5,750	5,916
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,470
Capital One Financial Corp.:
3.75% 7/28/26	9,750	9,713
4.75% 7/15/21	4,000	4,343
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,648
1.7% 8/9/21	9,390	9,253
2% 3/5/20	3,900	3,919
2.1% 6/9/19	1,600	1,612
2.25% 12/1/19	6,600	6,669
2.4% 8/9/26	2,850	2,773
2.85% 6/1/22	4,000	4,100
Discover Financial Services 5.2% 4/27/22	1,000	1,095
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,438
2.875% 10/1/18	1,575	1,591
3.2% 1/15/21	3,600	3,672
3.219% 1/9/22	3,500	3,556
3.336% 3/18/21	4,250	4,354
4.134% 8/4/25	7,000	7,196
4.25% 9/20/22	1,800	1,904
4.375% 8/6/23	4,000	4,222
4.389% 1/8/26	3,290	3,413
5.875% 8/2/21	11,375	12,711
Synchrony Financial:
2.7% 2/3/20	8,000	8,078
3% 8/15/19	5,675	5,757
3.7% 8/4/26	4,723	4,669
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,996
2.1% 1/17/19	6,000	6,046
2.125% 7/18/19	10,400	10,499
2.15% 3/12/20	6,750	6,819
2.6% 1/11/22	8,000	8,155
2.75% 5/17/21	2,600	2,664
		201,793
Diversified Financial Services - 0.9%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,502
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,447
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,578
3.125% 3/15/26	11,500	11,773
4.5% 2/11/43	2,000	2,232
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,683
3.9% 3/15/27	5,640	5,639
4.125% 6/15/26	7,550	7,660
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22 (a)	12,250	12,440
3.875% 1/15/27 (a)	8,100	8,334
Export Development Canada 1% 6/15/18	5,290	5,275
FMS Wertmanagement AoeR 1.125% 9/5/17	2,800	2,800
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,764
4.418% 11/15/35	20,239	22,135
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,212
5.875% 1/14/38	4,474	5,836
6.875% 1/10/39	1,146	1,665
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	17,619
ING U.S., Inc. 5.7% 7/15/43	3,750	4,449
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,590
1.375% 5/24/21	5,659	5,593
2% 1/26/22	9,427	9,501
KfW:
1% 1/26/18	11,500	11,490
1.125% 8/6/18	5,700	5,687
1.5% 2/6/19	4,200	4,203
1.5% 6/15/21	29,860	29,603
1.75% 10/15/19	15,575	15,654
1.875% 6/30/20	5,670	5,714
2% 5/2/25	3,825	3,783
2.125% 3/7/22	8,182	8,280
2.5% 11/20/24	10,425	10,664
Landwirtschaftliche Rentenbank 1.75% 7/27/26	8,500	8,128
Ontario Province 2% 1/30/19	5,000	5,029
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,709
Voya Financial, Inc. 3.65% 6/15/26	15,789	16,027
		293,698
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,370
4.35% 11/3/45	4,000	4,423
5.9% 6/15/19	3,000	3,217
AFLAC, Inc. 4% 10/15/46	3,780	3,836
Allstate Corp.:
3.28% 12/15/26	4,720	4,861
4.2% 12/15/46	7,560	8,053
American International Group, Inc.:
3.375% 8/15/20	5,775	6,004
3.75% 7/10/25	2,850	2,961
3.875% 1/15/35	2,700	2,655
3.9% 4/1/26	3,770	3,940
4.5% 7/16/44	8,875	9,247
4.875% 6/1/22	9,000	9,949
5.85% 1/16/18	2,000	2,030
6.4% 12/15/20	2,900	3,277
Aon PLC:
3.5% 6/14/24	2,000	2,078
4% 11/27/23	3,000	3,230
4.6% 6/14/44	1,600	1,729
4.75% 5/15/45	5,880	6,481
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,523
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,306
Lincoln National Corp. 3.625% 12/12/26	6,000	6,142
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,888
2.35% 3/6/20	4,750	4,802
2.55% 10/15/18	5,800	5,848
3.5% 6/3/24	1,900	1,983
4.05% 10/15/23	6,775	7,258
4.35% 1/30/47	2,800	3,039
MetLife, Inc.:
4.721% 12/15/44 (b)	5,000	5,604
5.875% 2/6/41	2,400	3,070
7.717% 2/15/19	9,000	9,768
Pricoa Global Funding I 8.875% 6/15/38 (b)	2,944	3,092
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	8,463
Progressive Corp. 2.45% 1/15/27	4,740	4,571
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,934
5.1% 8/15/43	4,000	4,671
5.4% 6/13/35	447	530
5.625% 5/12/41	2,000	2,465
5.7% 12/14/36	380	470
6.2% 11/15/40	2,400	3,152
7.375% 6/15/19	3,000	3,289
The Chubb Corp.:
5.75% 5/15/18	4,175	4,299
6.5% 5/15/38	3,510	4,854
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,591
6.25% 6/15/37	8,350	11,164
		199,117

TOTAL FINANCIALS		2,703,889

HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,736
2.5% 5/14/20	7,100	7,191
2.9% 11/6/22	5,700	5,783
3.6% 5/14/25	9,000	9,303
4.3% 5/14/36	2,760	2,885
4.4% 11/6/42	4,775	4,950
4.7% 5/14/45	8,980	9,717
Amgen, Inc.:
2.2% 5/22/19	11,425	11,490
2.6% 8/19/26	10,500	10,098
3.125% 5/1/25	2,000	2,027
3.875% 11/15/21	9,600	10,177
4.4% 5/1/45	4,000	4,174
4.663% 6/15/51	12,474	13,465
Celgene Corp.:
2.875% 8/15/20	3,000	3,075
3.875% 8/15/25	9,500	10,061
5% 8/15/45	4,300	4,910
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,825
3.65% 3/1/26	6,180	6,488
4.15% 3/1/47	7,070	7,260
4.75% 3/1/46	11,000	12,295
		142,910
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,546
3.75% 11/30/26	12,300	12,735
4.75% 11/30/36	4,500	4,931
4.9% 11/30/46	10,400	11,639
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,938
3.7% 6/6/27	6,740	6,824
4.685% 12/15/44	13,900	14,596
Danaher Corp. 2.4% 9/15/20	7,361	7,482
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	15,144
Medtronic, Inc.:
2.5% 3/15/20	22,100	22,481
4.625% 3/15/45	12,925	14,694
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	11,563
		139,573
Health Care Providers & Services - 0.5%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,958
4.125% 6/1/21	7,000	7,443
4.125% 11/15/42	4,411	4,655
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,750
4.35% 11/1/42	2,000	1,896
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,611
Cigna Corp. 4% 2/15/22	4,600	4,911
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,817
3% 7/15/23	10,000	10,069
4.5% 2/25/26	11,660	12,582
6.125% 11/15/41	3,000	3,629
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,178
Humana, Inc. 4.95% 10/1/44	2,500	2,880
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,149
McKesson Corp.:
1.4% 3/15/18	4,725	4,720
3.796% 3/15/24	5,000	5,285
4.883% 3/15/44	5,000	5,518
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,239
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,684
4.063% 8/1/56	2,630	2,688
NYU Hospitals Center 4.784% 7/1/44	7,600	8,517
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,649
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,875
2.3% 12/15/19	8,625	8,722
2.7% 7/15/20	6,000	6,153
2.875% 12/15/21	2,575	2,654
3.375% 4/15/27	5,400	5,595
3.75% 7/15/25	3,500	3,727
4.2% 1/15/47	3,600	3,880
4.375% 3/15/42	11,800	12,861
4.75% 7/15/45	1,670	1,946
WellPoint, Inc.:
1.875% 1/15/18	2,000	2,001
3.3% 1/15/23	2,000	2,071
4.625% 5/15/42	2,600	2,839
4.65% 1/15/43	2,000	2,199
5.8% 8/15/40	4,000	4,975
		166,326
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,871
3% 4/15/23	4,670	4,767
4.15% 2/1/24	4,379	4,725
5.3% 2/1/44	5,820	6,875
		19,238
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	27,100	27,658
3.45% 3/15/22	18,025	18,727
3.8% 3/15/25	8,820	9,223
4.55% 3/15/35	6,650	7,129
4.75% 3/15/45	6,330	6,920
Allergan PLC 3.25% 10/1/22	3,000	3,079
AstraZeneca PLC:
4.375% 11/16/45	4,540	4,770
5.9% 9/15/17	4,505	4,510
6.45% 9/15/37	3,250	4,298
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,604
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	8,837
6.375% 5/15/38	7,218	9,946
Johnson & Johnson:
1.65% 3/1/21	3,770	3,763
2.45% 3/1/26	5,590	5,526
3.625% 3/3/37	4,000	4,181
4.5% 12/5/43	6,625	7,794
4.85% 5/15/41	4,260	5,200
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,994
1.85% 2/10/20	9,000	9,028
2.4% 9/15/22	2,000	2,036
3.6% 9/15/42	2,000	1,973
3.7% 2/10/45	6,400	6,468
3.875% 1/15/21	1,000	1,062
5% 6/30/19	5,970	6,329
Mylan N.V.:
3.15% 6/15/21	2,000	2,028
3.95% 6/15/26	2,830	2,883
5.25% 6/15/46	3,300	3,568
Novartis Capital Corp.:
2.4% 5/17/22	6,600	6,688
2.4% 9/21/22	3,750	3,806
3% 11/20/25	10,470	10,705
3.1% 5/17/27	1,890	1,933
3.7% 9/21/42	2,825	2,864
4% 11/20/45	5,240	5,580
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,737
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,217
4.9% 12/15/44	2,268	2,281
Pfizer, Inc.:
3% 12/15/26	6,700	6,823
4% 12/15/36	6,500	7,025
4.125% 12/15/46	3,290	3,524
4.4% 5/15/44	4,190	4,650
7.2% 3/15/39	5,400	8,124
Sanofi SA 1.25% 4/10/18	7,550	7,548
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	11,259
2.875% 9/23/23	9,450	9,401
3.2% 9/23/26	18,810	18,512
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	13,418
2.8% 7/21/23	11,370	10,715
3.15% 10/1/26	4,700	4,301
4.1% 10/1/46	8,449	7,117
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,000
3.25% 2/1/23	5,000	5,173
4.7% 2/1/43	1,300	1,418
		335,353

TOTAL HEALTH CARE		803,400

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,937
4.7% 5/15/46	5,700	6,461
4.85% 9/15/41	2,700	3,118
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,909
3.85% 4/15/45	1,875	1,880
4.75% 6/1/43	4,000	4,596
Raytheon Co.:
3.125% 10/15/20	2,000	2,081
3.15% 12/15/24	8,900	9,246
4.875% 10/15/40	1,000	1,191
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,656
4.35% 4/15/47	6,600	6,924
The Boeing Co.:
2.125% 3/1/22	3,760	3,778
2.5% 3/1/25	4,600	4,558
3.65% 3/1/47	2,760	2,766
6% 3/15/19	1,000	1,066
6.875% 3/15/39	3,300	4,866
United Technologies Corp.:
2.3% 5/4/22	10,000	10,001
2.65% 11/1/26	4,800	4,677
3.1% 6/1/22	2,875	2,973
3.75% 11/1/46	3,850	3,701
4.5% 4/15/20	4,000	4,267
4.5% 6/1/42	7,380	7,935
5.7% 4/15/40	2,000	2,494
		112,081
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,467
3.2% 2/1/25	3,820	3,929
3.9% 2/1/35	5,900	5,986
4.4% 1/15/47	4,500	4,616
4.55% 4/1/46	1,500	1,587
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	7,340
6.2% 1/15/38	2,500	3,426
		38,351
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,736	2,933
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,597	7,703
Continental Airlines, Inc.:
4% 10/29/24	3,865	4,048
6.648% 9/15/17	104	104
6.9% 1/2/18	32	32
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	672	687
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,450	9,522
		25,029
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	4,199
3.2% 3/15/25	11,275	11,509
5.5% 9/15/19	4,000	4,285
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,276
2.9% 9/15/22	6,675	6,863
		32,132
Electrical Equipment - 0.1%
Eaton Corp.:
1.5% 11/2/17	4,775	4,774
2.75% 11/2/22	5,725	5,809
4% 11/2/32	1,900	2,013
4.15% 11/2/42	1,900	1,959
Fortive Corp. 2.35% 6/15/21	6,600	6,613
General Electric Capital Corp. 6.15% 8/7/37	544	724
		21,892
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	4,000	4,006
3.125% 9/19/46	2,760	2,537
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,238
6% 10/15/17	2,902	2,916
Danaher Corp. 4.375% 9/15/45	2,370	2,696
General Electric Co.:
3.375% 3/11/24	5,500	5,816
4.5% 3/11/44	14,650	16,340
5.25% 12/6/17	18,540	18,678
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,958
5.375% 3/1/41	1,400	1,760
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,688
2.8% 12/15/21	6,610	6,698
3.8% 12/15/26	8,500	8,856
		85,187
Machinery - 0.3%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,111
3.803% 8/15/42	2,500	2,564
5.3% 9/15/35	7,000	8,423
Deere & Co. 5.375% 10/16/29	1,000	1,238
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,161
4.65% 11/1/44	6,000	6,644
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,550
1.3% 3/12/18	3,675	3,673
1.95% 12/13/18	4,825	4,849
1.95% 3/4/19	9,600	9,660
2.05% 3/10/20	7,675	7,744
2.25% 4/17/19	10,250	10,360
2.55% 1/8/21	10,401	10,607
2.65% 6/10/26	5,000	4,958
2.8% 1/27/23	5,000	5,117
2.8% 3/6/23	3,250	3,324
Parker Hannifin Corp.:
3.25% 3/1/27 (a)	5,650	5,758
4.1% 3/1/47 (a)	5,660	5,900
		103,641
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,297
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,900
3.05% 3/15/22	10,000	10,380
3.25% 6/15/27	7,500	7,774
3.9% 8/1/46	4,640	4,719
4.15% 4/1/45	1,700	1,788
4.375% 9/1/42	4,500	4,846
4.55% 9/1/44	3,000	3,329
4.9% 4/1/44	4,000	4,654
Canadian National Railway Co.:
2.85% 12/15/21	5,000	5,135
3.2% 8/2/46	3,300	3,084
CSX Corp.:
3.4% 8/1/24	4,625	4,786
3.8% 11/1/46	5,720	5,510
3.95% 5/1/50	3,575	3,461
4.1% 3/15/44	6,775	6,846
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,723
3.25% 12/1/21	5,000	5,194
3.95% 10/1/42	1,900	1,943
4.65% 1/15/46	3,260	3,689
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,678
3% 4/15/27	5,000	5,076
3.35% 8/15/46	4,720	4,440
3.799% 10/1/51	2,800	2,791
		112,043
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,409
3.375% 6/1/21	14,024	14,467
3.75% 2/1/22	3,820	4,015
		27,891

TOTAL INDUSTRIALS		558,247

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	10,052
3.5% 6/15/25	4,270	4,523
4.45% 1/15/20	2,000	2,128
4.95% 2/15/19	3,479	3,645
5.9% 2/15/39	12,416	16,331
		36,679
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,382
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	18,082
6.02% 6/15/26 (a)	16,140	18,018
8.35% 7/15/46 (a)	2,890	3,741
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	5,031
2.375% 12/17/18	3,000	3,017
3.45% 8/1/24	3,650	3,818
6.55% 10/1/17	2,338	2,346
7.125% 10/1/37	2,475	3,568
		63,003
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,180
3.625% 5/19/21	3,780	4,013
		6,193
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,868
IBM Corp.:
2.5% 1/27/22	7,800	7,934
3.625% 2/12/24	10,000	10,529
4.7% 2/19/46	4,950	5,528
7.625% 10/15/18	13,000	13,855
MasterCard, Inc. 3.8% 11/21/46	3,800	3,940
Visa, Inc.:
2.2% 12/14/20	5,700	5,772
3.15% 12/14/25	9,010	9,277
4.3% 12/14/45	6,640	7,379
		69,082
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	10,095
Intel Corp.:
2.35% 5/11/22	17,000	17,185
3.3% 10/1/21	15,000	15,769
4.1% 5/19/46	7,000	7,383
4.9% 7/29/45	3,000	3,547
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,575
4.3% 5/20/47	10,100	10,435
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,805
		75,794
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,878
2.4% 2/6/22	15,000	15,255
2.7% 2/12/25	17,175	17,364
3.45% 8/8/36	6,100	6,148
3.625% 12/15/23	26,150	27,990
3.7% 8/8/46	16,730	16,816
3.95% 8/8/56	5,000	5,106
4.1% 2/6/37	7,400	8,083
4.2% 6/1/19	2,000	2,094
4.25% 2/6/47	4,780	5,266
4.45% 11/3/45	12,570	14,206
5.3% 2/8/41	1,500	1,875
Oracle Corp.:
1.9% 9/15/21	8,400	8,379
2.25% 10/8/19	4,725	4,787
2.5% 5/15/22	9,600	9,745
2.65% 7/15/26	9,000	8,846
2.95% 5/15/25	5,000	5,095
3.4% 7/8/24	4,725	4,950
3.85% 7/15/36	4,000	4,163
4% 7/15/46	9,800	10,084
4.125% 5/15/45	3,000	3,142
4.3% 7/8/34	3,875	4,253
5.375% 7/15/40	12,500	15,261
5.75% 4/15/18	7,400	7,589
		226,375
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,538
2.15% 2/9/22	5,000	5,011
2.25% 2/23/21	15,000	15,169
2.3% 5/11/22	8,000	8,055
2.45% 8/4/26	20,600	20,005
2.7% 5/13/22	6,650	6,821
3.2% 5/13/25	10,490	10,850
3.2% 5/11/27	5,570	5,696
3.85% 5/4/43	13,000	13,202
4.25% 2/9/47	2,500	2,708
4.375% 5/13/45	4,690	5,172
4.65% 2/23/46	5,650	6,478
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,398
4.9% 10/15/25 (b)	9,750	10,350
6.2% 10/15/35 (b)	3,890	4,195
6.35% 10/15/45 (b)	1,880	1,996
HP, Inc.:
4.3% 6/1/21	2,780	2,961
6% 9/15/41	1,500	1,599
Xerox Corp.:
2.75% 3/15/19	5,000	5,029
4.5% 5/15/21	4,000	4,224
5.625% 12/15/19	1,000	1,068
		144,525

TOTAL INFORMATION TECHNOLOGY		621,651

MATERIALS - 1.0%
Chemicals - 0.6%
Agrium, Inc. 5.25% 1/15/45	3,500	4,040
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,051
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,255
4.15% 2/15/43	4,000	4,086
4.625% 1/15/20	3,000	3,190
Eastman Chemical Co. 4.65% 10/15/44	3,000	3,178
Ecolab, Inc.:
1.45% 12/8/17	6,650	6,648
2.25% 1/12/20	3,775	3,816
2.7% 11/1/26	6,600	6,434
5.5% 12/8/41	3,000	3,746
LYB International Finance BV:
4% 7/15/23	5,625	5,986
4.875% 3/15/44	5,850	6,331
LYB International Finance II BV 3.5% 3/2/27	9,470	9,497
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,780
5% 4/15/19	1,000	1,041
Monsanto Co.:
2.125% 7/15/19	7,458	7,478
2.75% 7/15/21	6,357	6,423
2.85% 4/15/25	3,825	3,768
3.95% 4/15/45	1,390	1,328
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,816
4% 12/15/26	11,400	12,025
4.875% 3/30/20	1,500	1,591
5.625% 12/1/40	1,800	2,151
Praxair, Inc.:
2.2% 8/15/22	2,000	2,005
2.45% 2/15/22	4,650	4,710
3.2% 1/30/26	6,340	6,556
3.55% 11/7/42	2,000	1,982
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,775
3.45% 6/1/27	4,730	4,778
4.5% 6/1/47	8,530	8,971
The Dow Chemical Co.:
3% 11/15/22	4,900	5,029
4.125% 11/15/21	7,700	8,227
4.375% 11/15/42	4,875	5,000
8.55% 5/15/19	2,358	2,618
9.4% 5/15/39	3,000	5,074
The Mosaic Co.:
4.25% 11/15/23	10,888	11,409
5.625% 11/15/43	3,750	3,918
Westlake Chemical Corp. 5% 8/15/46	2,000	2,172
		183,883
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,270
International Paper Co.:
3.65% 6/15/24	4,725	4,939
3.8% 1/15/26	2,880	2,978
4.4% 8/15/47	3,800	3,861
4.75% 2/15/22	11,500	12,600
5.15% 5/15/46	1,810	2,026
		29,674
Metals & Mining - 0.3%
Barrick Gold Corp. 5.25% 4/1/42	4,500	5,216
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	9,587
5% 9/30/43	3,000	3,554
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,058
Nucor Corp.:
4% 8/1/23	3,000	3,215
5.2% 8/1/43	4,000	4,773
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 9/20/21	3,200	3,399
3.75% 6/15/25	21,300	22,691
7.125% 7/15/28	2,000	2,705
Rio Tinto Finance (U.S.A.) PLC 2.875% 8/21/22	6,000	6,149
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,803
5.25% 11/8/42	5,775	6,160
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	12,013
5.625% 9/15/19	6,210	6,688
5.875% 6/10/21	8,220	9,114
Vale SA 5.625% 9/11/42	6,600	6,716
		106,841

TOTAL MATERIALS		320,398

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,830
3.9% 6/15/23	5,650	5,913
American Tower Corp.:
3.4% 2/15/19	7,475	7,634
3.55% 7/15/27	8,550	8,520
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,957
4.125% 5/15/21	2,100	2,230
DDR Corp.:
3.375% 5/15/23	2,825	2,797
3.9% 8/15/24	4,538	4,594
4.625% 7/15/22	1,900	2,011
Duke Realty LP:
3.625% 4/15/23	2,750	2,859
3.75% 12/1/24	5,750	6,015
ERP Operating LP:
2.375% 7/1/19	5,750	5,807
3% 4/15/23	1,875	1,916
4.625% 12/15/21	5,700	6,208
Federal Realty Investment Trust 3% 8/1/22	4,750	4,825
HCP, Inc.:
3.4% 2/1/25	8,000	8,069
3.875% 8/15/24	7,575	7,899
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,474
3.75% 3/15/23	8,660	9,114
Kimco Realty Corp.:
3.8% 4/1/27	4,000	4,098
4.45% 9/1/47	5,180	5,236
6.875% 10/1/19	1,000	1,097
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	8,357
4.5% 1/15/25	8,010	8,235
4.5% 4/1/27	9,500	9,644
Simon Property Group LP:
2.625% 6/15/22	7,930	8,026
4.125% 12/1/21	3,200	3,424
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,855
		146,644
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,887
CBRE Group, Inc. 4.875% 3/1/26	5,700	6,205
Digital Realty Trust LP 3.7% 8/15/27	8,000	8,137
Liberty Property LP:
3.25% 10/1/26	4,660	4,612
3.375% 6/15/23	2,775	2,838
3.75% 4/1/25	4,750	4,925
4.4% 2/15/24	7,425	7,994
4.75% 10/1/20	1,000	1,065
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,829
3.15% 5/15/23	4,700	4,485
4.5% 4/18/22	4,210	4,333
Tanger Properties LP:
3.75% 12/1/24	6,500	6,611
3.875% 7/15/27	6,200	6,231
Ventas Realty LP:
3.125% 6/15/23	6,315	6,381
3.25% 10/15/26	3,500	3,456
3.5% 2/1/25	4,000	4,062
3.85% 4/1/27	9,500	9,758
4.125% 1/15/26	1,450	1,526
4.375% 2/1/45	3,000	3,028
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,755
		98,118

TOTAL REAL ESTATE		244,762

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,406
2.8% 2/17/21	9,000	9,122
2.85% 2/14/23	8,670	8,629
3.4% 5/15/25	9,270	9,208
3.8% 3/15/22	10,000	10,456
4.125% 2/17/26	27,320	28,307
4.35% 6/15/45	24,760	22,559
4.5% 3/9/48	9,570	8,858
4.55% 3/9/49	183	169
4.75% 5/15/46	10,300	9,867
4.9% 8/14/37	7,660	7,752
5.15% 2/14/50	24,040	24,241
5.55% 8/15/41	7,300	7,926
5.8% 2/15/19	4,000	4,221
5.875% 10/1/19	2,905	3,129
6.3% 1/15/38	838	984
6.35% 3/15/40	1,000	1,170
6.375% 3/1/41	6,850	8,098
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,986
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,764
Orange SA:
5.375% 7/8/19	4,000	4,250
5.5% 2/6/44	3,000	3,682
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	14,001
5.213% 3/8/47	6,550	7,284
5.462% 2/16/21	2,700	2,978
5.877% 7/15/19	2,000	2,143
7.045% 6/20/36	2,600	3,443
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	21,676
3.5% 11/1/24	3,000	3,055
4.272% 1/15/36	24,278	23,605
4.4% 11/1/34	3,775	3,779
4.5% 9/15/20	23,600	25,316
4.75% 11/1/41	1,000	988
5.012% 4/15/49	11,779	11,829
5.012% 8/21/54	12,557	12,346
5.25% 3/16/37	15,500	16,715
5.5% 3/16/47	3,000	3,242
6.55% 9/15/43	12,516	15,701
		356,885
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,465
6.125% 11/15/37	8,365	10,288
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,428
3.625% 12/15/25	2,000	2,078
4.1% 10/1/23	4,825	5,177
5.45% 10/1/43	5,775	6,930
Vodafone Group PLC:
1.5% 2/19/18	7,700	7,700
2.5% 9/26/22	3,000	3,027
2.95% 2/19/23	6,900	7,034
5.45% 6/10/19	6,000	6,363
		56,490

TOTAL TELECOMMUNICATION SERVICES		413,375

UTILITIES - 1.9%
Electric Utilities - 1.3%
Alabama Power Co.:
3.75% 3/1/45	1,000	1,025
4.15% 8/15/44	4,650	5,021
5.2% 6/1/41	3,850	4,611
AmerenUE 3.9% 9/15/42	3,700	3,898
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	4,103
Appalachian Power Co. 4.45% 6/1/45	6,000	6,703
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,970
3.5% 8/15/46	2,500	2,406
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,882
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,791
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,162
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	10,280
3.4% 9/1/21	1,000	1,046
3.65% 6/15/46	2,860	2,866
3.7% 3/1/45	3,100	3,130
5.8% 3/15/18	9,945	10,158
Detroit Edison Co. 2.65% 6/15/22	8,000	8,135
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	6,061
3.75% 6/1/45	2,000	2,055
4% 9/30/42	3,750	3,999
5.25% 1/15/18	4,355	4,412
Duke Energy Corp.:
1.8% 9/1/21	15,460	15,245
2.1% 6/15/18	4,650	4,663
2.65% 9/1/26	6,650	6,400
3.4% 10/1/46	2,500	2,398
3.75% 4/15/24	6,000	6,363
3.75% 9/1/46	4,750	4,583
3.95% 10/15/23	2,443	2,607
4.8% 12/15/45	2,790	3,136
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,949
4.375% 3/30/44	2,000	2,225
Edison International:
2.95% 3/15/23	8,190	8,345
3.75% 9/15/17	3,000	3,002
Entergy Corp.:
2.95% 9/1/26	4,700	4,599
4% 7/15/22	6,640	7,081
Eversource Energy 3.35% 3/15/26	6,610	6,738
Exelon Corp.:
3.95% 6/15/25	7,830	8,266
5.1% 6/15/45	1,100	1,267
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,684
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,276
3.25% 6/1/24	4,725	4,933
4.05% 10/1/44	5,419	5,897
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,843
Nevada Power Co. 6.5% 8/1/18	1,555	1,623
Northern States Power Co.:
3.4% 8/15/42	2,000	1,958
4.125% 5/15/44	4,500	4,858
5.25% 3/1/18	10,500	10,679
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	4,020
2.95% 3/1/26	6,800	6,855
3.75% 8/15/42	5,900	5,867
4% 12/1/46	5,600	5,881
5.4% 1/15/40	4,000	4,934
PacifiCorp:
3.6% 4/1/24	4,000	4,246
6% 1/15/39	6,193	8,263
Pennsylvania Electric Co. 6.05% 9/1/17	757	757
PG&E Corp. 2.4% 3/1/19	2,406	2,423
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,259
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,977
3.4% 6/1/23	2,675	2,776
4.2% 6/15/22	2,000	2,158
4.7% 6/1/43	1,800	2,000
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,790
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,811
6% 12/1/39	5,200	6,696
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	11,076
3.8% 6/15/47	4,630	4,791
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,860
4% 6/1/44	5,000	5,248
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	7,096
Southern Co.:
2.35% 7/1/21	6,600	6,592
3.25% 7/1/26	11,000	10,961
4.4% 7/1/46	7,320	7,575
Tampa Electric Co. 6.15% 5/15/37	6,260	7,966
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	4,069
3.45% 2/15/24	2,750	2,876
4.2% 5/15/45	2,400	2,602
4.45% 2/15/44	2,750	3,065
5% 6/30/19	5,000	5,283
6% 5/15/37	2,000	2,629
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	5,057
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,056
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	14,095
3.35% 12/1/26	3,000	3,080
		420,493
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	6,050	5,970
Southern California Gas Co. 2.6% 6/15/26	13,230	13,045
		19,015
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,749
4.75% 6/15/46	5,210	5,569
		14,318
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,393
Berkshire Hathaway Energy Co.:
4.5% 2/1/45	6,650	7,341
5.15% 11/15/43	1,650	1,978
5.75% 4/1/18	3,750	3,836
6.5% 9/15/37	7,605	10,365
CenterPoint Energy, Inc. 2.5% 9/1/22	7,500	7,541
CMS Energy Corp. 4.875% 3/1/44	5,000	5,681
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,138
4.45% 3/15/44	8,000	8,986
5.5% 12/1/39	2,500	3,170
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,500
Consumers Energy Co. 2.85% 5/15/22	6,650	6,850
Delmarva Power & Light 4% 6/1/42	4,000	4,176
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	1,000	917
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)	1,000	969
2.5% 12/1/19	6,700	6,778
3.9% 10/1/25	12,900	13,673
4.9% 8/1/41	2,000	2,248
DTE Energy Co. 2.85% 10/1/26	6,000	5,829
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	4,070
NiSource Finance Corp.:
4.375% 5/15/47	4,780	5,091
4.8% 2/15/44	5,500	6,154
6.25% 12/15/40	2,453	3,108
Puget Energy, Inc. 3.65% 5/15/25	8,070	8,303
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,154
Sempra Energy:
2.4% 3/15/20	12,406	12,512
2.875% 10/1/22	3,000	3,036
3.25% 6/15/27	6,100	6,085
4.05% 12/1/23	5,000	5,344
6% 10/15/39	1,000	1,291
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	4,228	4,091
		161,608

TOTAL UTILITIES		615,434

TOTAL NONCONVERTIBLE BONDS
(Cost $8,238,507)		8,559,189

U.S. Government and Government Agency Obligations - 42.7%
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
1.125% 7/20/18	$102,559	$102,437
1.25% 8/17/21	30,311	29,805
1.5% 11/30/20	18,106	18,061
1.875% 9/18/18	15,050	15,144
1.875% 4/5/22	32,247	32,427
1.875% 9/24/26	13,350	12,912
2.125% 4/24/26	4,000	3,966
2.625% 9/6/24	4,000	4,151
Federal Home Loan Bank:
1.125% 9/14/18	54,675	54,578
1.125% 7/14/21	13,270	13,016
1.375% 2/18/21	20,300	20,179
1.875% 11/29/21	19,170	19,322
5.5% 7/15/36	1,500	2,058
Freddie Mac:
1% 12/15/17	59,006	58,996
1.375% 5/1/20	14,000	13,975
2.375% 1/13/22	13,000	13,347
3.75% 3/27/19	2,300	2,386
6.25% 7/15/32	7,700	11,115
6.75% 3/15/31	26,000	38,276
Tennessee Valley Authority:
5.25% 9/15/39	20,000	26,781
5.375% 4/1/56	5,395	7,489

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		500,421

U.S. Treasury Obligations - 41.2%
U.S. Treasury Bonds:
2.25% 8/15/46	53,630	48,414
2.5% 2/15/45	106,220	101,660
2.5% 2/15/46	89,150	85,062
2.5% 5/15/46	78,650	75,009
2.875% 8/15/45	78,240	80,590
2.875% 11/15/46	122,930	126,522
3% 11/15/44	8,970	9,481
3% 5/15/45	43,090	45,497
3% 11/15/45	86,290	91,043
3% 2/15/47	136,950	144,514
3% 5/15/47	23,280	24,578
3.125% 8/15/44	32,960	35,657
3.375% 5/15/44	72,390	81,835
3.5% 2/15/39	8,315	9,611
3.625% 8/15/43	26,640	31,325
3.625% 2/15/44	67,570	79,598
3.75% 11/15/43	44,780	53,794
3.875% 8/15/40	30,080	36,635
4.25% 5/15/39	26,000	33,298
4.25% 11/15/40	811	1,042
4.375% 2/15/38	8,200	10,665
4.375% 11/15/39	100	130
4.375% 5/15/40	8,000	10,439
4.375% 5/15/41	57,765	75,661
4.5% 2/15/36	113,580	149,486
4.5% 5/15/38	15,000	19,829
4.5% 8/15/39	39,000	51,625
4.625% 2/15/40	21,500	28,973
4.75% 2/15/37	68,560	93,193
4.75% 2/15/41	54,830	75,419
5% 5/15/37	170,520	238,502
5.375% 2/15/31	53,470	72,995
6.25% 5/15/30	86,360	124,864
8.875% 2/15/19	6,960	7,728
9% 11/15/18	4,000	4,373
9.125% 5/15/18	3,000	3,165
U.S. Treasury Notes:
0.75% 12/31/17	10,000	9,988
0.75% 1/31/18	108,470	108,305
0.75% 2/15/19	129,060	128,052
0.75% 7/15/19	218,640	216,334
0.75% 8/15/19	196,200	194,016
0.875% 1/15/18	8,670	8,662
0.875% 7/15/18	39,220	39,104
0.875% 4/15/19	111,790	110,995
0.875% 5/15/19	258,680	256,770
0.875% 6/15/19	158,550	157,324
0.875% 9/15/19	256,560	254,215
1% 12/15/17	47,000	46,986
1% 2/15/18	67,580	67,537
1% 3/15/18	56,600	56,556
1% 11/30/18	141,630	141,165
1% 3/15/19	44,780	44,574
1% 10/15/19	7,410	7,357
1% 11/15/19	176,850	175,503
1.125% 1/15/19	52,100	51,994
1.125% 2/28/21	39,910	39,361
1.125% 6/30/21	71,040	69,833
1.125% 7/31/21	270	265
1.125% 8/31/21	68,410	67,146
1.125% 9/30/21	171,290	167,965
1.25% 10/31/18	45,190	45,183
1.25% 11/15/18	30,680	30,675
1.25% 11/30/18	47,480	47,465
1.25% 12/15/18	33,630	33,616
1.25% 1/31/19	14,670	14,663
1.25% 4/30/19	100,760	100,662
1.25% 8/31/19	33,400	33,346
1.25% 1/31/20	825	823
1.25% 3/31/21	112,290	111,132
1.25% 10/31/21	44,670	43,989
1.25% 7/31/23	107,300	103,758
1.375% 6/30/18	31,800	31,836
1.375% 7/31/18	1,175	1,176
1.375% 9/30/18	77,470	77,558
1.375% 2/28/19	98,500	98,619
1.375% 7/31/19	70,270	70,336
1.375% 12/15/19	103,400	103,444
1.375% 1/15/20	135,670	135,691
1.375% 1/31/20	20,920	20,923
1.375% 2/15/20	161,270	161,270
1.375% 2/29/20	49,140	49,138
1.375% 3/31/20	6,630	6,629
1.375% 4/30/20	232,560	232,433
1.375% 8/31/20	78,960	78,800
1.375% 9/30/20	25,600	25,534
1.375% 10/31/20	5,720	5,701
1.375% 1/31/21	20,530	20,432
1.375% 4/30/21	85,980	85,412
1.375% 5/31/21	64,380	63,910
1.375% 6/30/23	65,070	63,443
1.375% 8/31/23	21,470	20,892
1.375% 9/30/23	79,110	76,944
1.5% 8/31/18	192,755	193,207
1.5% 12/31/18	4,060	4,072
1.5% 1/31/19	37,180	37,285
1.5% 2/28/19	32,250	32,339
1.5% 3/31/19	12,800	12,841
1.5% 10/31/19	36,700	36,815
1.5% 11/30/19	51,090	51,254
1.5% 4/15/20	163,720	164,174
1.5% 5/15/20	184,420	184,888
1.5% 5/31/20	39,630	39,724
1.5% 6/15/20	160,530	160,919
1.5% 7/15/20	307,300	307,960
1.5% 1/31/22	4,370	4,339
1.5% 2/28/23	15,050	14,818
1.5% 3/31/23	90,980	89,534
1.5% 8/15/26	87,340	83,116
1.625% 4/30/19	4,980	5,006
1.625% 7/31/19	43,010	43,249
1.625% 8/31/19	100,350	100,922
1.625% 12/31/19	8,990	9,044
1.625% 3/15/20	151,490	152,407
1.625% 6/30/20	50,460	50,742
1.625% 7/31/20	47,580	47,851
1.625% 11/30/20	94,780	95,176
1.625% 8/31/22	90,540	90,179
1.625% 4/30/23	47,390	46,909
1.625% 5/31/23	52,030	51,483
1.625% 10/31/23	94,170	92,905
1.625% 2/15/26	50,280	48,558
1.625% 5/15/26	5,610	5,406
1.75% 10/31/18	10	10
1.75% 9/30/19	11,230	11,321
1.75% 10/31/20	9,960	10,043
1.75% 12/31/20	71,130	71,686
1.75% 11/30/21	84,370	84,746
1.75% 3/31/22	117,000	117,343
1.75% 5/31/22	79,360	79,555
1.75% 6/30/22	27,300	27,350
1.75% 9/30/22	28,790	28,803
1.75% 1/31/23	25,640	25,593
1.875% 6/30/20	24,290	24,601
1.875% 11/30/21	81,260	82,085
1.875% 1/31/22	54,860	55,353
1.875% 2/28/22	131,780	132,959
1.875% 3/31/22	132,820	133,946
1.875% 4/30/22	121,810	122,776
1.875% 5/31/22	16,035	16,162
1.875% 7/31/22	139,950	140,994
1.875% 8/31/22	69,670	70,154
1.875% 10/31/22	27,400	27,568
1.875% 8/31/24	70,480	70,133
2% 11/30/20	31,910	32,421
2% 2/28/21	26,380	26,802
2% 5/31/21	40,290	40,918
2% 8/31/21	108,300	109,937
2% 10/31/21	29,700	30,139
2% 12/31/21	65,460	66,409
2% 7/31/22	48,060	48,687
2% 11/30/22	42,170	42,676
2% 4/30/24	58,490	58,780
2% 5/31/24	98,730	99,189
2% 6/30/24	97,830	98,224
2% 2/15/25	3,635	3,636
2% 8/15/25	36,140	36,057
2% 11/15/26	153,170	151,776
2.125% 8/31/20	49,753	50,740
2.125% 1/31/21	3,060	3,122
2.125% 6/30/21	7,260	7,406
2.125% 8/15/21	90,750	92,593
2.125% 9/30/21	43,640	44,511
2.125% 12/31/21	15,950	16,263
2.125% 6/30/22	40,770	41,542
2.125% 12/31/22	63,040	64,160
2.125% 11/30/23	116,310	118,118
2.125% 2/29/24	52,620	53,337
2.125% 3/31/24	114,480	115,996
2.125% 7/31/24	52,100	52,713
2.125% 5/15/25	58,355	58,827
2.25% 4/30/21	42,310	43,351
2.25% 7/31/21	31,690	32,470
2.25% 12/31/23	2,930	2,994
2.25% 1/31/24	76,020	77,659
2.25% 11/15/24	85,930	87,558
2.25% 11/15/25	106,250	107,881
2.25% 2/15/27	130,890	132,363
2.25% 8/15/27	33,800	34,184
2.375% 8/15/24	78,790	81,003
2.375% 5/15/27	89,320	91,260
2.5% 8/15/23	97,170	100,802
2.5% 5/15/24	95,500	98,962
2.625% 4/30/18	10,200	10,294
2.625% 8/15/20	141,000	145,830
2.625% 11/15/20	94,180	97,520
2.75% 12/31/17	3,000	3,016
2.75% 11/15/23	102,790	108,182
2.75% 2/15/24	135,610	142,634
2.875% 3/31/18	100,620	101,603
3.125% 5/15/21	50,876	53,742
3.375% 11/15/19	27,740	28,962
3.5% 2/15/18	4,000	4,043
3.5% 5/15/20	81,800	86,344
3.625% 2/15/20	59,600	62,845
3.625% 2/15/21	39,800	42,612
3.875% 5/15/18	8,000	8,150
4% 8/15/18	22,000	22,574

TOTAL U.S. TREASURY OBLIGATIONS		13,541,772

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,803,315)		14,042,193

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 13.6%
12 month U.S. LIBOR + 1.530% 2.779% 11/1/34 (b)(c)	7,406	7,720
12 month U.S. LIBOR + 1.645% 3.395% 4/1/41 (b)(c)	2,891	2,998
12 month U.S. LIBOR + 1.880% 3.37% 11/1/34 (b)(c)	556	578
2.5% 3/1/22 to 2/1/47	316,368	320,690
2.5% 9/1/32 (d)	3,100	3,143
2.5% 9/1/32 (d)	51,800	52,524
2.5% 9/1/32 (d)	9,000	9,126
2.5% 9/1/47 (d)	200	196
3% 4/1/24 to 7/1/47	1,239,033	1,262,643
3% 9/1/32 (d)	7,000	7,227
3% 9/1/32 (d)	6,500	6,711
3% 9/1/32 (d)	8,800	9,086
3% 9/1/32 (d)	8,400	8,673
3% 9/1/47 (d)	26,200	26,500
3% 9/1/47 (d)	500	506
3.5% 9/1/18 to 6/1/47	1,021,466	1,061,935
3.5% 9/1/32 (d)	4,700	4,906
3.5% 9/1/47 (d)	63,400	65,687
3.5% 9/1/47 (d)	60,500	62,682
3.5% 9/1/47 (d)	27,000	27,974
3.5% 9/1/47 (d)	43,100	44,655
4% 7/1/18 to 7/1/47	723,349	766,039
4% 3/1/26	866	917
4% 9/1/47 (d)	17,800	18,806
4% 9/1/47 (d)	35,300	37,295
4.5% 1/1/19 to 6/1/47	293,581	316,629
4.5% 9/1/47 (d)	16,800	18,072
4.5% 9/1/47 (d)	7,700	8,283
4.5% 9/1/47 (d)	4,900	5,271
5% 12/1/20 to 10/1/45	136,435	149,472
5% 9/1/47 (d)	300	328
5.5% 9/1/17 to 2/1/42	104,696	116,209
6% 2/1/23 to 7/1/41	41,957	47,842
6.5% 3/1/22 to 6/1/40	15,936	18,490

TOTAL FANNIE MAE		4,489,813

Freddie Mac - 6.5%
12 month U.S. LIBOR + 1.915% 3.619% 9/1/37 (b)(c)	870	907
U.S. TREASURY 1 YEAR INDEX + 1.723% 2.535% 3/1/36 (b)(c)	4,031	4,168
U.S. TREASURY 1 YEAR INDEX + 2.229% 2.882% 12/1/35 (b)(c)	3,318	3,504
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.068% 3/1/35 (b)(c)	1,633	1,728
2.5% 1/1/22 to 6/1/32	207,582	210,919
3% 3/1/27 to 3/1/47	722,077	735,491
3.5% 9/1/25 to 5/1/46	505,296	525,430
3.5% 9/1/47 (d)	102,050	105,759
4% 4/1/25 to 4/1/47	334,830	354,609
4% 3/1/29	2,453	2,607
4.5% 6/1/25 to 12/1/44	82,555	89,266
5% 4/1/23 to 9/1/40	42,067	46,194
5.5% 5/1/23 to 6/1/41	36,744	40,797
5.5% 6/1/41	4,474	4,972
6% 4/1/32 to 8/1/37	1,250	1,419
6.5% 8/1/36 to 12/1/37	350	405

TOTAL FREDDIE MAC		2,128,175

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	98	99
Ginnie Mae - 8.0%
2.5% 10/20/42 to 8/20/47	28,174	27,936
2.5% 9/1/47 (d)	400	396
3% 4/15/42 to 4/20/47	729,399	746,053
3% 9/1/47 (d)	12,700	12,963
3% 9/1/47 (d)	5,300	5,410
3.5% 10/15/40 to 11/20/46	650,943	680,896
3.5% 9/1/47 (d)	135,900	141,709
3.5% 9/1/47 (d)	142,500	148,591
3.5% 9/1/47 (d)	13,500	14,077
3.5% 9/1/47 (d)	30,200	31,491
4% 1/15/25 to 9/20/46	295,560	314,466
4% 9/1/47 (d)	128,450	135,352
4% 9/1/47 (d)	6,000	6,322
4% 9/1/47 (d)	15,500	16,333
4.5% 3/20/33 to 3/20/47	176,727	190,779
4.5% 9/1/47 (d)	3,700	3,937
4.5% 9/1/47 (d)	4,200	4,469
4.5% 9/1/47 (d)	2,600	2,766
5% 7/15/38 to 4/20/47	78,188	86,380
5% 9/1/47 (d)	1,200	1,287
5.5% 10/20/32 to 11/20/46	31,220	35,020
6% 5/20/34 to 12/15/40	11,096	12,793
6.5% 8/20/36 to 1/15/39	2,130	2,468

TOTAL GINNIE MAE		2,621,894

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,185,911)		9,239,981

Asset-Backed Securities - 0.3%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	$4,600	$4,609
Capital One Multi-Asset Execution Trust:
Series 2015-A1 Class A, 1.39% 1/15/21	9,500	9,499
Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,485
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,874
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,365
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,766
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	5,035
2.19% 11/20/23	5,680	5,741
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,846
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,817
Ford Credit Auto Owner Trust:
Series 2014-C Class A3, 1.06% 5/15/19	2,235	2,233
Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,977
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,541
Honda Auto Receivables Owner Trust:
Series 2014-4 Class A3, 0.99% 9/17/18	1,439	1,438
Series 2015-1 Class A3, 1.05% 10/15/18	2,496	2,494
Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,988
Hyundai Auto Receivables Trust Series 2015-A Class A3, 1.05% 4/15/19	2,458	2,456
Nissan Auto Receivables Owner Trust Series 2014-B Class A3, 1.11% 5/15/19	2,745	2,742
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,146
TOTAL ASSET-BACKED SECURITIES
(Cost $113,095)		114,052

Commercial Mortgage Securities - 1.4%
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	6,000	6,340
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	6,246
Series 2016-P4 Class AAB, 2.779% 7/10/49	12,350	12,547
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/23	14,140	15,291
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	19,691
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	19,449
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	20,125
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	13,307
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	4,107
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	19,000	20,059
Series K034 Class A2, 3.531% 7/25/23	9,000	9,650
Series K057 Class A2, 2.57% 7/25/26	5,660	5,670
Series K013 Class A2, 3.974% 1/25/21	11,575	12,337
Series K020 Class A2, 2.373% 5/25/22	10,400	10,562
Series K036 Class A2, 3.527% 10/25/23	8,975	9,621
Series K046 Class A2, 3.205% 3/25/25	33,300	35,110
Series K053 Class A2, 2.995% 12/25/25	7,111	7,374
Series K056 Class A2, 2.5382% 5/25/26	20,750	20,738
Series K062 Class A1, 3.032% 9/25/26	21,476	22,312
Series K064 Class A2, 3.224% 3/25/27	17,250	18,109
GS Mortgage Securities Trust sequential payer Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,547
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,880	4,124
Series 2014-C21 Class A5, 3.7748% 8/15/47	13,830	14,768
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	10,282
Series 2014-C24 Class A5, 3.6385% 11/15/47	5,275	5,583
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,506
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	18,110
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	19,261	19,691
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	10,000
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,492	1,493
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	453	453
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1695% 8/15/46 (b)	18,892	20,417
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,985
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,468
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	15,191
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	10,333
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	15,236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $461,445)		469,832

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	16,495
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,705
California Gen. Oblig. 7.55% 4/1/39	15,000	23,329
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	1,900	2,037
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	8,230
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$8,900	$8,942
Series 2011, 5.877% 3/1/19	9,700	10,094
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,727
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	14,598
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,595
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,680
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	7,192
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	12,492
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,682
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,698
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,491
Series 2010 164, 5.647% 11/1/40	5,210	6,909
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	5,389
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	8,098
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,484
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,305
Series 2015 AP, 3.931% 5/15/45	3,740	3,848
TOTAL MUNICIPAL SECURITIES
(Cost $168,557)		195,020

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province 1.9% 12/6/19	$9,500	$9,533
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,345
Canadian Government 1.125% 3/19/18	6,640	6,639
Chilean Republic:
3.125% 1/21/26	1,000	1,033
3.25% 9/14/21	9,000	9,416
Colombian Republic:
2.625% 3/15/23	7,575	7,458
4% 2/26/24	4,825	5,035
4.5% 1/28/26	1,000	1,073
5% 6/15/45	8,640	8,942
5.625% 2/26/44	7,775	8,747
6.125% 1/18/41	4,750	5,635
7.375% 3/18/19	3,450	3,731
Export Development Canada 1.5% 10/3/18	1,700	1,702
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,267
Hungarian Republic 5.75% 11/22/23	18,900	22,078
Israeli State 4% 6/30/22	7,000	7,535
Italian Republic 6.875% 9/27/23	6,000	7,210
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,846
3% 6/30/25	2,400	2,525
KfW:
1.5% 4/20/20	2,825	2,821
1.875% 4/1/19	16,930	17,044
2.125% 1/17/23	12,000	12,111
2.75% 10/1/20	4,175	4,312
4% 1/27/20	3,000	3,174
4.875% 6/17/19	25,000	26,475
Korean Republic 7.125% 4/16/19	6,650	7,199
Manitoba Province:
2.1% 9/6/22	1,900	1,897
2.125% 5/4/22	4,000	4,010
3.05% 5/14/24	1,500	1,565
New Brunswick Province 2.75% 6/15/18	4,350	4,392
Ontario Province:
2.25% 5/18/22	5,820	5,867
2.4% 2/8/22	5,210	5,287
2.5% 4/27/26	5,000	4,994
4% 10/7/19	15,000	15,706
Panamanian Republic:
3.75% 3/16/25	3,800	4,007
3.875% 3/17/28	9,600	10,152
4% 9/22/24	4,800	5,153
4.3% 4/29/53	5,675	5,859
5.2% 1/30/20	1,800	1,949
Peruvian Republic:
4.125% 8/25/27	2,800	3,104
5.625% 11/18/50	7,150	9,045
6.55% 3/14/37	3,075	4,174
7.125% 3/30/19	1,900	2,071
Philippine Republic:
3.95% 1/20/40	8,100	8,543
4.2% 1/21/24	4,765	5,228
6.375% 10/23/34	10,375	14,029
6.5% 1/20/20	6,144	6,815
Polish Government:
3.25% 4/6/26	6,600	6,820
4% 1/22/24	4,550	4,923
5% 3/23/22	14,500	16,197
Province of British Columbia 2.25% 6/2/26	3,770	3,722
Province of Quebec:
2.375% 1/31/22	3,800	3,860
2.75% 8/25/21	20,000	20,610
2.75% 4/12/27	4,750	4,821
2.875% 10/16/24	2,075	2,155
Quebec Province 2.5% 4/20/26	5,660	5,680
Ukraine Government 1.471% 9/29/21	10,300	10,171
United Mexican States:
3.5% 1/21/21	7,400	7,774
3.625% 3/15/22	3,000	3,150
4% 10/2/23	18,750	19,847
4.125% 1/21/26	3,200	3,390
4.35% 1/15/47	14,410	14,179
4.6% 1/23/46	5,800	5,910
4.75% 3/8/44	9,700	10,137
5.55% 1/21/45	3,916	4,550
6.05% 1/11/40	4,800	5,815
Uruguay Republic:
4.125% 11/20/45	4,750	4,631
4.375% 10/27/27	12,250	13,210
4.5% 8/14/24	3,625	3,997
5.1% 6/18/50	5,755	6,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $511,973)		528,354

Supranational Obligations - 1.1%
African Development Bank:
0.875% 3/15/18	1,900	1,896
1.25% 7/26/21	9,390	9,214
1.625% 10/2/18	2,800	2,807
2.375% 9/23/21	2,900	2,968
Asian Development Bank:
1.125% 6/5/18	7,290	7,278
1.5% 1/22/20	4,750	4,749
1.875% 4/12/19	12,000	12,079
1.875% 2/18/22	2,000	2,005
2% 4/24/26	6,300	6,175
2.125% 11/24/21	4,825	4,867
Council of Europe Development Bank 1% 3/7/18	1,900	1,897
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,737
1.125% 8/24/20	4,690	4,620
1.75% 6/14/19	4,700	4,706
1.75% 11/26/19	2,875	2,885
2.125% 3/7/22	4,690	4,741
European Investment Bank:
1.125% 8/15/18	6,590	6,574
1.25% 5/15/18	3,550	3,548
1.375% 6/15/20	2,725	2,708
1.375% 9/15/21	17,570	17,273
1.625% 12/18/18	30,900	30,990
1.625% 6/15/21	7,000	6,966
1.75% 6/17/19	8,625	8,665
1.875% 3/15/19	3,000	3,019
1.875% 2/10/25	3,000	2,940
2% 3/15/21	4,770	4,815
2.125% 10/15/21	2,840	2,873
2.25% 3/15/22	15,900	16,161
2.25% 8/15/22	1,880	1,909
2.375% 6/15/22	14,000	14,308
2.375% 5/24/27	4,000	4,023
2.5% 4/15/21	4,650	4,774
2.5% 10/15/24	5,725	5,871
2.875% 9/15/20	9,000	9,321
3.25% 1/29/24	2,000	2,138
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,382
2.125% 1/15/25	1,830	1,830
3% 10/4/23	3,575	3,775
3.875% 9/17/19	5,000	5,236
4.375% 1/24/44	4,000	4,901
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,588
1.125% 8/10/20	19,800	19,527
1.375% 9/20/21	5,230	5,153
1.625% 3/9/21	6,000	5,988
1.625% 2/10/22	3,900	3,868
1.75% 4/19/23	6,700	6,579
1.875% 10/7/19	3,825	3,853
1.875% 10/27/26	4,760	4,597
2.25% 6/24/21	16,075	16,394
2.5% 11/25/24	5,700	5,817
2.5% 7/29/25	3,790	3,848
International Finance Corp.:
1.125% 7/20/21	6,550	6,399
1.625% 7/16/20	2,870	2,875
1.75% 9/16/19	11,350	11,410
Nordic Investment Bank 1.125% 2/25/19	6,600	6,573
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $349,506)		352,093

Bank Notes - 0.1%
American Express Bank FSB 6% 9/13/17	615	616
Bank of America NA 6% 10/15/36	2,419	3,084
JPMorgan Chase Bank 6% 10/1/17	7,075	7,097
KeyBank NA 2.5% 12/15/19	4,000	4,053
Regions Bank 7.5% 5/15/18	2,000	2,077
UBS AG Stamford Branch:
5.75% 4/25/18	$830	$853
5.875% 12/20/17	2,034	2,059
TOTAL BANK NOTES
(Cost $19,098)		19,839
	Shares	Value (000s)

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.11% (e)
(Cost $639,020)	638,892,219	639,020
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $33,490,427)		34,159,573
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(1,257,411)
NET ASSETS - 100%		$32,902,162

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/47
(Proceeds $13,130)	$(13,000)	$(13,149)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,268,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,915
Total	$1,915

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$8,559,189	$--	$8,559,189	$--
U.S. Government and Government Agency Obligations	14,042,193	--	14,042,193	--
U.S. Government Agency - Mortgage Securities	9,239,981	--	9,239,981	--
Asset-Backed Securities	114,052	--	114,052	--
Commercial Mortgage Securities	469,832	--	469,832	--
Municipal Securities	195,020	--	195,020	--
Foreign Government and Government Agency Obligations	528,354	--	528,354	--
Supranational Obligations	352,093	--	352,093	--
Bank Notes	19,839	--	19,839	--
Money Market Funds	639,020	639,020	--	--
Total Investments in Securities:	$34,159,573	$639,020	$33,520,553	$--
Other Financial Instruments:
TBA Sale Commitments	$(13,149)	$--	$(13,149)	$--
Total Other Financial Instruments:	$(13,149)	$--	$(13,149)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,851,407)	$33,520,553
Fidelity Central Funds (cost $639,020)	639,020
Total Investment in Securities (cost $33,490,427)		$34,159,573
Cash		20,413
Receivable for investments sold		113,957
Receivable for TBA sale commitments		13,130
Receivable for fund shares sold		29,869
Interest receivable		163,550
Distributions receivable from Fidelity Central Funds		425
Other receivables		192
Total assets		34,501,109
Liabilities
Payable for investments purchased
Regular delivery	$483,458
Delayed delivery	1,045,477
TBA sale commitments, at value	13,149
Payable for fund shares redeemed	24,045
Distributions payable	11,324
Accrued management fee	676
Other affiliated payables	214
Other payables and accrued expenses	192
Collateral on securities loaned	20,412
Total liabilities		1,598,947
Net Assets		$32,902,162
Net Assets consist of:
Paid in capital		$32,224,187
Undistributed net investment income		21,635
Accumulated undistributed net realized gain (loss) on investments		(12,787)
Net unrealized appreciation (depreciation) on investments		669,127
Net Assets		$32,902,162
Investor Class:
Net Asset Value, offering price and redemption price per share ($333,440 ÷ 28,474 shares)		$11.71
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,972,694 ÷ 766,244 shares)		$11.71
Institutional Class:
Net Asset Value, offering price and redemption price per share ($4,036,709 ÷ 344,716 shares)		$11.71
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($15,180,304 ÷ 1,296,372 shares)		$11.71
Class F:
Net Asset Value, offering price and redemption price per share ($4,379,015 ÷ 373,960 shares)		$11.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$728,454
Income from Fidelity Central Funds		1,915
Total income		730,369
Expenses
Management fee	$8,359
Transfer agent fees	2,533
Independent trustees' fees and expenses	110
Miscellaneous	88
Total expenses before reductions	11,090
Expense reductions	(34)	11,056
Net investment income (loss)		719,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,227
Fidelity Central Funds	162
Total net realized gain (loss)		1,389
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(492,832)
Delayed delivery commitments	12
Total change in net unrealized appreciation (depreciation)		(492,820)
Net gain (loss)		(491,431)
Net increase (decrease) in net assets resulting from operations		$227,882

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$719,313	$552,449
Net realized gain (loss)	1,389	12,129
Change in net unrealized appreciation (depreciation)	(492,820)	723,723
Net increase (decrease) in net assets resulting from operations	227,882	1,288,301
Distributions to shareholders from net investment income	(707,986)	(540,171)
Distributions to shareholders from net realized gain	(6,944)	(34,097)
Total distributions	(714,930)	(574,268)
Share transactions - net increase (decrease)	7,703,646	4,432,845
Total increase (decrease) in net assets	7,216,598	5,146,878
Net Assets
Beginning of period	25,685,564	20,538,686
End of period	$32,902,162	$25,685,564
Other Information
Undistributed net investment income end of period	$21,635	$30,810

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Investor Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$11.59	$11.71	$11.36	$12.04
Income from Investment Operations
Net investment income (loss)A	.280	.284	.287	.286	.254
Net realized and unrealized gain (loss)	(.263)	.392	(.123)	.338	(.604)
Total from investment operations	.017	.676	.164	.624	(.350)
Distributions from net investment income	(.274)	(.277)	(.276)	(.274)	(.246)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.277)	(.296)	(.284)	(.274)	(.330)
Net asset value, end of period	$11.71	$11.97	$11.59	$11.71	$11.36
Total ReturnB	.19%	5.91%	1.40%	5.55%	(2.97)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.15%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.15%	.20%	.22%	.22%	.22%
Expenses net of all reductions	.15%	.20%	.22%	.22%	.22%
Net investment income (loss)	2.40%	2.41%	2.45%	2.48%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$333	$456	$6,497	$6,520	$5,338
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.290	.297	.301	.299	.267
Net realized and unrealized gain (loss)	(.252)	.383	(.123)	.339	(.593)
Total from investment operations	.038	.680	.178	.638	(.326)
Distributions from net investment income	(.285)	(.291)	(.290)	(.288)	(.260)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.288)	(.310)	(.298)	(.288)	(.344)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.37%	5.96%	1.52%	5.68%	(2.78)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.05%	.15%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%	.07%	.10%	.10%	.10%
Expenses net of all reductions	.05%	.07%	.10%	.10%	.10%
Net investment income (loss)	2.50%	2.53%	2.57%	2.60%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$8,973	$8,307	$6,692	$5,778	$5,108
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.298	.305	.303	.272
Net realized and unrealized gain (loss)	(.251)	.383	(.123)	.338	(.594)
Total from investment operations	.040	.681	.182	.641	(.322)
Distributions from net investment income	(.287)	(.292)	(.294)	(.291)	(.264)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.290)	(.311)	(.302)	(.291)	(.348)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.38%	5.97%	1.55%	5.71%	(2.75)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.04%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.04%	.06%	.07%	.07%	.07%
Net investment income (loss)	2.51%	2.54%	2.60%	2.63%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$4,037	$3,842	$3,102	$3,158	$2,766
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Institutional Premium Class

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.291	.295	.307	.305	.274
Net realized and unrealized gain (loss)	(.250)	.388	(.123)	.339	(.594)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$15,180	$9,788	$1,560	$947	$867
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity U.S. Bond Index Fund Class F

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.59	$11.71	$11.36	$12.03
Income from Investment Operations
Net investment income (loss)A	.292	.299	.307	.305	.273
Net realized and unrealized gain (loss)	(.251)	.384	(.123)	.339	(.593)
Total from investment operations	.041	.683	.184	.644	(.320)
Distributions from net investment income	(.288)	(.294)	(.296)	(.294)	(.266)
Distributions from net realized gain	(.003)	(.019)	(.008)	–	(.084)
Total distributions	(.291)	(.313)	(.304)	(.294)	(.350)
Net asset value, end of period	$11.71	$11.96	$11.59	$11.71	$11.36
Total ReturnB	.39%	5.98%	1.57%	5.73%	(2.73)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.03%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.52%	2.55%	2.62%	2.65%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$4,379	$3,292	$2,687	$2,202	$1,988
Portfolio turnover rateE	57%	63%	75%	85%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$824,463
Gross unrealized depreciation	(137,545)
Net unrealized appreciation (depreciation)	$686,918
Tax Cost	$33,472,636

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$14,923
Net unrealized appreciation (depreciation) on securities and other investments	$686,918

The Fund intends to elect to defer to its next fiscal year $15,000 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$714,930	$ 547,324
Long-term Capital Gains	–	26,944
Total	$714,930	$ 574,268

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,694,807 and $796,610, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .03% to .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .029% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.14%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.025%
Class F	.025%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.15%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.03%
Class F	.03%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .115%, .02% and .01%, of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. FIIOC receives no fees for providing transfer agency services to Class F. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .12%, .02%, and .01% of class-level average net assets, respectively. Institutional Premium did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$460.12%
Premium Class	1,690.02%
Institutional Class	383.01%
	$2,533

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $531.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's expenses by $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Investor Class	$9,080	$133,298
Premium Class	207,464	177,559
Institutional Class	94,435	83,586
Institutional Premium Class	304,666	73,996
Class F	92,341	71,732
Total	$707,986	$540,171
From net realized gain
Investor Class	$108	$11,052
Premium Class	2,163	11,030
Institutional Class	995	5,143
Institutional Premium Class	2,769	2,514
Class F	909	4,358
Total	$6,944	$34,097

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Investor Class
Shares sold	26,655	151,066	$309,794	$1,766,952
Reinvestment of distributions	724	11,596	8,413	135,276
Shares redeemed	(36,966)	(685,368)	(429,424)	(7,873,166)
Net increase (decrease)	(9,587)	(522,706)	$(111,217)	$(5,970,938)
Premium Class
Shares sold	292,880	347,170	$3,404,153	$4,086,127
Reinvestment of distributions	17,088	15,335	198,513	179,993
Shares redeemed	(238,163)	(245,703)	(2,760,693)	(2,889,831)
Net increase (decrease)	71,805	116,802	$841,973	$1,376,289
Institutional Class
Shares sold	137,818	118,438	$1,600,642	$1,392,310
Reinvestment of distributions	8,184	7,560	95,075	88,729
Shares redeemed	(122,442)	(72,583)	(1,418,561)	(850,501)
Net increase (decrease)	23,560	53,415	$277,156	$630,538
Institutional Premium Class
Shares sold	608,892	738,185	$7,067,151	$8,526,678
Reinvestment of distributions	19,755	6,289	229,483	74,468
Shares redeemed	(150,534)	(60,864)	(1,745,549)	(716,655)
Net increase (decrease)	478,113	683,610	$5,551,085	$7,884,491
Class F
Shares sold	112,532	80,507	$1,303,276	$946,553
Reinvestment of distributions	8,028	6,484	93,250	76,090
Shares redeemed	(21,808)	(43,702)	(251,877)	(510,178)
Net increase (decrease)	98,752	43,289	$1,144,649	$512,465

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Investor Class	.15%
Actual		$1,000.00	$1,026.00	$.77
Hypothetical-C		$1,000.00	$1,024.45	$.77
Premium Class	.05%
Actual		$1,000.00	$1,026.50	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,026.50	$.20
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Class F	.03%
Actual		$1,000.00	$1,026.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity U.S. Bond Index Fund
Investor Class	10/16/17	10/13/17	$0.007
Premium Class	10/16/17	10/13/17	$0.007
Institutional Class	10/16/17	10/13/17	$0.007
Institutional Premium Class	10/16/17	10/13/17	$0.007
Class F	10/16/17	10/13/17	$0.007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2017, $18,413,690, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.12% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $454,462,584 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company (FMR) (the Amended Contract) for the fund to decrease the management fees paid by the fund to FMR by 0.5 basis points. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management and sub-advisory agreement. At its September 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreement should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements in September 2016 and as part of the annual review of these agreements occurring in July 2017. The Board noted that it had concluded at its September 2016 meeting that the fund's management fee and total expenses were fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 0.5 basis points than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract.

In connection with its review of the fund's total expenses, the Board considered the effects of new contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.14%: Investor; 0.045%: Premium; 0.035%: Institutional; 0.025%: Institutional Premium; 0.025%: Class F. The Board also considered that the total expense ratio for each class of the fund would continue to rank below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure based on the competitive mapped group data provided to the Board at its September 2016 meeting in connection with the annual renewal of the existing management contract and sub-advisory agreements.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it has reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2016 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

UBI-ANN-1017
1.768913.117

Fidelity Advisor® Investment Grade Bond Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

August 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Investment Grade Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(3.01)%	1.29%	3.56%
Class M (incl. 4.00% sales charge)	(3.03)%	1.29%	3.55%
Class C (incl. contingent deferred sales charge)	(0.72)%	1.38%	3.21%
Class I	1.31%	2.42%	4.28%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2007, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,188	Fidelity Advisor® Investment Grade Bond Fund - Class A
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Jeffrey Moore:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 0% to 1%. Most of these classes outpaced the benchmark Bloomberg Barclays U.S. Aggregate Bond Index, which advanced 0.49%. Owning higher-yielding, riskier assets, especially early in the period, helped. More specifically, the fund’s overweighting in investment-grade corporate bonds contributed to relative return, especially in the financial sector, where a focus on lower-quality bank bonds added value. Security selection in the energy industry also contributed. Investments in certain government-related bonds contributed versus the index, as well, with some of the strongest results coming from holdings in two state-owned oil companies: Pemex (Mexico) and Petrobras (Brazil). In contrast, it modestly hurt to have a roughly 6% allocation to cash, on average, which lagged the index. An underweighting in consumer non-cyclical bonds and security selection in the communications category also hampered results. We significantly scaled back our longtime in corporate bonds after the fourth quarter of 2016, redeploying more of the fund's assets into Treasuries, which at period end struck us as the better relative value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Michael Plage joined Jeffrey Moore as Co-Portfolio Manager of the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	62.2%
AAA	0.2%
AA	0.2%
A	3.2%
BBB	18.5%
BB and Below	10.4%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	5.2%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	59.7%
AAA	0.4%
AA	0.6%
A	4.1%
BBB	21.1%
BB and Below	10.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	29.1%
U.S. Government and U.S. Government Agency Obligations	62.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Bonds	1.3%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 6.9%

 ** Futures and Swaps - 0.0%

As of February 28, 2017*,**
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	59.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.7%
Municipal Bonds	1.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.4)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18	$5,025	$5,108
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,630	2,656
3.5% 7/10/19	5,942	6,088
3.7% 5/9/23	19,000	19,373
4.25% 5/15/23	2,950	3,075
4.375% 9/25/21	11,530	12,226
		48,526
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,428
3.7% 1/30/26	3,675	3,869
		5,297
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,131
Toll Brothers Finance Corp. 4.875% 3/15/27	29,787	30,606
		46,737
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,753
4.908% 7/23/25	10,079	10,798
5.375% 5/1/47 (a)	28,000	28,583
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,001
4.5% 9/15/42	1,687	1,558
5.5% 9/1/41	3,321	3,402
5.875% 11/15/40	7,141	7,660
6.55% 5/1/37	8,170	9,444
6.75% 7/1/18	5,587	5,803
7.3% 7/1/38	8,218	10,131
8.25% 4/1/19	10,913	11,922
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,292
6.2% 3/15/40	5,000	5,900
		160,127

TOTAL CONSUMER DISCRETIONARY		260,687

CONSUMER STAPLES - 1.4%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,608
3.3% 2/1/23	16,500	17,116
3.65% 2/1/26	17,900	18,648
4.7% 2/1/36	15,622	17,319
4.9% 2/1/46	31,247	35,604
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,179
Constellation Brands, Inc. 4.75% 11/15/24	8,249	9,137
		117,611
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,331
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,024
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,953
4% 6/12/22	2,039	2,163
5.7% 8/15/35	1,694	1,984
6.15% 9/15/43	2,440	3,026
7.25% 6/15/37	9,654	13,267
		25,417

TOTAL CONSUMER STAPLES		147,359

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,422
Oil, Gas & Consumable Fuels - 4.6%
Amerada Hess Corp. 7.875% 10/1/29	4,826	5,816
Anadarko Finance Co. 7.5% 5/1/31	7,653	9,614
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,887
5.55% 3/15/26	5,568	6,215
6.6% 3/15/46	7,480	9,049
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,940
5.85% 2/1/35	4,394	4,905
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	10,629	10,260
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	20,969
6.625% 8/15/20	23,170	23,170
8% 12/15/22 (a)	7,271	7,516
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,241
3.3% 6/1/20	6,073	6,247
4.5% 6/1/25	1,849	1,986
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,970
5.35% 3/15/20 (a)	4,973	5,234
5.85% 5/21/43 (a)(b)	9,697	8,994
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,215
2.7% 4/1/19	1,510	1,501
3.875% 3/15/23	6,765	6,587
5.6% 4/1/44	5,868	5,457
El Paso Corp. 6.5% 9/15/20	16,220	18,082
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,781
3.9% 5/15/24 (b)	1,887	1,890
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,009
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,341
5.5% 12/1/46	3,661	4,199
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,729
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,098
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,687
7.25% 3/17/44	59,561	61,348
Petroleos Mexicanos:
4.625% 9/21/23	12,890	13,418
4.875% 1/18/24	4,376	4,558
5.375% 3/13/22 (a)	4,905	5,263
5.5% 2/4/19	10,105	10,555
5.625% 1/23/46	29,284	27,534
6.375% 2/4/21	11,660	12,867
6.375% 1/23/45	15,899	16,392
6.5% 3/13/27 (a)	9,240	10,349
6.5% 6/2/41	34,664	36,623
6.75% 9/21/47 (a)	9,830	10,568
Phillips 66 Co. 4.3% 4/1/22	4,638	4,988
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,299
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,564
6.7% 1/23/25 (b)	16,780	16,361
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	6,038
Spectra Energy Partners LP 2.95% 9/25/18	1,066	1,077
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,741
4.55% 6/24/24	19,170	19,601
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,072
5.375% 6/1/21	10,438	11,274
Williams Partners LP:
4% 11/15/21	1,262	1,324
4.125% 11/15/20	1,029	1,080
4.3% 3/4/24	4,326	4,586
		492,069

TOTAL ENERGY		495,491

FINANCIALS - 10.5%
Banks - 6.1%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,937
3.5% 4/19/26	13,196	13,439
3.875% 8/1/25	10,710	11,259
3.95% 4/21/25	16,100	16,626
4% 1/22/25	58,310	60,338
4.1% 7/24/23	3,096	3,311
4.2% 8/26/24	18,046	19,005
4.25% 10/22/26	6,065	6,362
5.65% 5/1/18	3,745	3,839
5.875% 1/5/21	2,580	2,879
Barclays PLC:
2.75% 11/8/19	5,118	5,180
4.375% 1/12/26	9,700	10,199
BPCE SA 4.875% 4/1/26 (a)	16,029	17,068
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,216
2.05% 12/7/18	71,510	71,741
4.05% 7/30/22	2,865	3,019
4.4% 6/10/25	6,752	7,140
4.45% 9/29/27	6,820	7,211
4.5% 1/14/22	6,932	7,489
5.3% 5/6/44	20,628	23,858
5.5% 9/13/25	8,549	9,670
Citizens Bank NA 2.55% 5/13/21	2,683	2,706
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,158
4.3% 12/3/25	13,920	14,742
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,625
3.8% 9/15/22	10,350	10,820
3.8% 6/9/23	14,963	15,602
Discover Bank 7% 4/15/20	6,703	7,427
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,096
8.25% 3/1/38	2,385	3,662
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,158
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,276
5.25% 3/14/44	2,255	2,622
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,832
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,726
2.35% 1/28/19	2,547	2,572
2.95% 10/1/26	6,689	6,586
3.875% 9/10/24	13,659	14,300
4.125% 12/15/26	11,737	12,364
4.25% 10/15/20	2,763	2,943
4.35% 8/15/21	18,417	19,847
4.625% 5/10/21	2,717	2,946
4.95% 3/25/20	11,055	11,870
Rabobank Nederland 4.375% 8/4/25	10,398	11,039
Regions Bank 6.45% 6/26/37	9,230	11,579
Regions Financial Corp. 3.2% 2/8/21	4,870	5,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	37,155
6% 12/19/23	25,238	27,967
6.1% 6/10/23	8,465	9,355
6.125% 12/15/22	28,328	31,196
Societe Generale 4.25% 4/14/25 (a)	15,438	15,855
Synchrony Bank 3% 6/15/22	8,650	8,664
		648,476
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,219
Credit Suisse AG 6% 2/15/18	8,864	9,027
Deutsche Bank AG 4.5% 4/1/25	12,526	12,648
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,180
4.1% 1/13/26	18,090	18,790
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,968
2.9% 7/19/18	9,276	9,367
5.25% 7/27/21	5,652	6,226
5.75% 1/24/22	7,392	8,350
5.95% 1/18/18	4,817	4,892
6.75% 10/1/37	59,283	78,052
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,530
3.75% 12/1/25	4,425	4,725
Lazard Group LLC 4.25% 11/14/20	4,700	4,991
Moody's Corp.:
3.25% 1/15/28 (a)	4,528	4,565
4.875% 2/15/24	4,251	4,741
Morgan Stanley:
2.375% 7/23/19	12,012	12,105
3.125% 7/27/26	32,079	31,662
3.7% 10/23/24	10,321	10,751
3.75% 2/25/23	8,227	8,629
3.875% 4/29/24	9,504	10,003
4.875% 11/1/22	19,366	21,091
5% 11/24/25	24,777	27,271
5.75% 1/25/21	10,138	11,263
		335,046
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,239
4.5% 5/15/21	2,895	3,077
5% 10/1/21	4,340	4,696
Discover Financial Services:
3.85% 11/21/22	4,866	5,060
3.95% 11/6/24	4,069	4,205
5.2% 4/27/22	4,096	4,486
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,184
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,851
Synchrony Financial:
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,270
4.25% 8/15/24	3,185	3,335
		53,528
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,594
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,420
		9,014
Insurance - 0.7%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,291
American International Group, Inc. 4.875% 6/1/22	5,750	6,356
Aon Corp. 5% 9/30/20	2,135	2,312
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	10,398	10,242
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,528
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,759
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,213
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	8,007
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	6,388
6% 2/10/20 (a)	1,549	1,682
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,329
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,050
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,765
4.125% 11/1/24 (a)	2,517	2,678
Unum Group:
5.625% 9/15/20	4,155	4,556
5.75% 8/15/42	3,522	4,252
		75,408

TOTAL FINANCIALS		1,121,472

HEALTH CARE - 0.6%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	7,098
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,916
4.75% 5/1/23	300	316
5.875% 3/15/22	355	393
6.5% 2/15/20	4,514	4,916
WellPoint, Inc. 3.3% 1/15/23	9,384	9,718
		20,259
Pharmaceuticals - 0.3%
Mylan N.V.:
2.5% 6/7/19	6,691	6,713
3.15% 6/15/21	8,712	8,836
3.95% 6/15/26	4,484	4,568
Perrigo Finance PLC 3.5% 12/15/21	634	657
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,965
3.15% 10/1/26	5,341	4,887
Zoetis, Inc. 3.25% 2/1/23	2,627	2,718
		34,344

TOTAL HEALTH CARE		61,701

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	517	539
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	269	275
8.36% 1/20/19	1,091	1,091
		1,921
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,437
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,064
3.375% 6/1/21	4,249	4,383
3.75% 2/1/22	6,348	6,672
3.875% 4/1/21	5,850	6,126
4.25% 9/15/24	5,062	5,367
		25,612
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,432

TOTAL INDUSTRIALS		33,402

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,368
MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,613
4.125% 4/15/21 (a)	6,319	6,540
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,144
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,296
4.5% 8/1/47 (a)	3,305	3,393
		22,986
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,281
4.6% 4/1/22	1,830	1,968
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,934
Camden Property Trust:
2.95% 12/15/22	2,605	2,627
4.25% 1/15/24	4,889	5,207
Corporate Office Properties LP 5% 7/1/25	3,165	3,414
DDR Corp.:
3.625% 2/1/25	3,866	3,779
3.9% 8/15/24	1,462	1,480
4.25% 2/1/26	2,697	2,722
4.625% 7/15/22	9,008	9,536
Duke Realty LP:
3.25% 6/30/26	1,279	1,283
3.625% 4/15/23	3,352	3,485
3.875% 10/15/22	9,433	9,974
4.375% 6/15/22	2,822	3,031
Equity One, Inc. 3.75% 11/15/22	12,000	12,473
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,520
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,586
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,090
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	11,073
4.5% 1/15/25	4,371	4,494
4.5% 4/1/27	1,555	1,579
4.75% 1/15/28	11,766	11,979
4.95% 4/1/24	1,915	2,032
5.25% 1/15/26	8,152	8,748
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,362
5% 12/15/23	1,073	1,126
Weingarten Realty Investors 3.375% 10/15/22	990	1,016
WP Carey, Inc.:
4% 2/1/25	7,432	7,597
4.6% 4/1/24	11,566	12,247
		134,643
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	15,895	16,260
4.1% 10/1/24	6,040	6,138
4.95% 4/15/18	4,806	4,886
CBRE Group, Inc. 4.875% 3/1/26	17,030	18,538
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,924
Essex Portfolio LP 3.875% 5/1/24	4,176	4,369
Liberty Property LP:
3.25% 10/1/26	3,443	3,408
3.375% 6/15/23	3,567	3,648
4.125% 6/15/22	2,421	2,564
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,586
3.15% 5/15/23	7,757	7,403
4.5% 4/18/22	1,473	1,516
Mid-America Apartments LP 4% 11/15/25	1,797	1,889
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,122
Tanger Properties LP:
3.125% 9/1/26	4,443	4,225
3.75% 12/1/24	4,213	4,285
3.875% 12/1/23	2,574	2,647
3.875% 7/15/27	15,083	15,158
Ventas Realty LP:
3.125% 6/15/23	2,242	2,266
4.125% 1/15/26	2,168	2,282
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,076
		114,190

TOTAL REAL ESTATE		248,833

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,713
4.5% 3/9/48	20,000	18,513
5.55% 8/15/41	27,220	29,556
5.875% 10/1/19	6,291	6,775
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	297
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,439
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,510
4.5% 9/15/20	60,362	64,750
5.012% 8/21/54	47,470	46,671
		198,224
UTILITIES - 1.2%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,565
6.4% 9/15/20 (a)	11,231	12,587
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,373
7.375% 11/15/31	13,700	18,490
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	4,155
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,878
3.7% 9/1/24 (a)	4,262	4,299
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	4,923
		75,270
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,609
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,101
2.7% 6/15/21	2,065	2,086
		4,187
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	12,726	11,668
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)(c)	3,654	3,540
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,231
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,077
6% 9/1/21	6,916	7,809
6.5% 12/15/20	2,216	2,489
Sempra Energy 6% 10/15/39	5,958	7,691
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	4,001	3,871
		51,376

TOTAL UTILITIES		132,442

TOTAL NONCONVERTIBLE BONDS
(Cost $2,622,489)		2,729,965

U.S. Government and Government Agency Obligations - 40.8%
U.S. Treasury Inflation-Protected Obligations - 9.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,118	$128,902
1% 2/15/46	144,165	148,526
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	88,022	88,213
0.125% 4/15/20	135,667	136,380
0.375% 7/15/25	291,339	293,967
0.625% 1/15/26	215,058	220,129

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,016,117

U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	154,094
3% 5/15/45	40,358	42,612
3% 11/15/45	84,600	89,260
3% 2/15/47	164,727	173,826
U.S. Treasury Notes:
0.875% 11/30/17	431,950	431,730
0.875% 3/31/18	74,900	74,771
1.25% 3/31/21	170,000	168,247
1.25% 10/31/21	590,217	581,225
1.75% 6/30/22	871,114	872,713
1.875% 8/31/24	266,460	265,148
2% 8/15/25 (d)	27,857	27,793
2% 11/15/26	23,340	23,128
2.125% 7/31/24	237,077	239,865
2.125% 5/15/25	99,165	99,967
2.375% 5/15/27	43,000	43,934
2.875% 3/31/18	73,228	73,943

TOTAL U.S. TREASURY OBLIGATIONS		3,362,256

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,363,695)		4,378,373

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	62	64
12 month U.S. LIBOR + 1.825% 3.504% 2/1/35 (b)(c)	1,315	1,392
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (b)(c)	119	124
2.5% 3/1/43	195	192
3% 10/1/42 to 9/1/46	1,977	2,010
3.5% 9/1/29 to 11/1/46	2,987	3,114
4% 8/1/32 to 2/1/47	2,399	2,555
5.5% 4/1/39	519	584
6% 3/1/22	31	33

TOTAL FANNIE MAE		10,068

Freddie Mac - 0.1%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	81	86
3% 3/1/32 to 7/1/45	1,247	1,277
3.5% 3/1/45 to 5/1/46	2,101	2,188
4% 6/1/33	1,028	1,096
4.5% 7/1/25 to 4/1/41	1,000	1,078
5% 1/1/41 to 7/1/41	1,017	1,116
5.5% 11/1/33 to 8/1/38	160	178
6% 7/1/37 to 8/1/37	405	464
6.5% 9/1/39	407	470

TOTAL FREDDIE MAC		7,953

Ginnie Mae - 0.0%
3% 12/20/42	234	241
3.5% 3/15/42 to 12/20/42	1,137	1,193
4% 11/20/40 to 11/20/41	956	1,020
4.5% 5/20/41	532	575
5% 4/15/40	854	946

TOTAL GINNIE MAE		3,975

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,695)		21,996

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	$421	$414
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	94	94
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7267% 6/15/32 (a)(b)(c)(e)	4,185	1,339
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (b)(c)	22	21
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	57	51
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	30	29
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	633	608
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	688	267
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,053	17,669
Class AA, 2.487% 12/16/41 (a)	4,172	4,197
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	1,140	949
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	16	16
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	33	31
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	50	50
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	97	95
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (b)(c)	217	211
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	21	20
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	25	24
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	172	168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (b)(c)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	220	129
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	369	349
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	230	223
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	83	78
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	138	128
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	66	60
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,948	4,926
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	8
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	880	626
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	1,605	1,108
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	174	52
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	40	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	64	62
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	629	610
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	36	32
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.4094% 7/25/34 (b)(c)	285	274
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	314	310
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	78	75
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	79	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (b)(c)	903	885
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	304	301
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	433	349
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	115	115
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	26	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(e)	1,689	853
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,026	1,026
TOTAL ASSET-BACKED SECURITIES
(Cost $37,685)		38,919

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9161% 5/27/37 (a)(b)(c)	4,317	4,173
Class AA1, 1 month U.S. LIBOR + 0.280% 1.5122% 5/27/37 (a)(b)(c)	4,068	3,887
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (b)	151	152
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (b)	397	381
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	230	224
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (b)(c)	295	291
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	117	83
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	156	86
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	12	12
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	28	28
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,946)		9,317

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(f)	45	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	17	16
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (a)(b)(c)	144	133
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (a)(b)(c)	39	34
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (a)(b)(c)	29	24
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (a)(b)(c)	26	21
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (a)(b)(c)	32	26
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	366	339
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	21	17
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	118	109
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	44	39
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	65	53
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	36	33
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	36	27
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	38	29
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (a)(b)(c)	68	62
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (a)(b)(c)	41	35
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (a)(b)(c)	44	37
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (a)(b)(c)	38	32
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (a)(b)(c)	21	18
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (a)(b)(c)	21	17
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (a)(b)(c)	41	34
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (a)(b)(c)	58	51
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (a)(b)(c)	41	36
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (a)(b)(c)	34	30
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (a)(b)(c)	39	34
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (a)(b)(c)	28	25
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	20	16
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (a)(b)(c)	1,060	976
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (a)(b)(c)	85	65
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (a)(b)(c)	57	44
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (a)(b)(c)	58	33
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	222	196
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	641	605
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	600	552
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	205	163
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	134	107
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	105	87
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	221	206
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	117	105
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	125	111
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	201	154
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	317	217
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	116	63
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	7	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 5.7942% 2/12/49 (b)	93	12
Class C, 5.7942% 2/12/49 (b)	245	11
Class D, 5.7942% 2/12/49 (b)	111	0
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	391	391
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,882
Class B, 4.181% 11/15/34 (a)	3,453	3,514
Class C, 5.205% 11/15/34 (a)	2,422	2,499
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.7132% 6/15/49 (b)(e)	823	165
Class E, 5.7132% 6/15/49 (b)(e)	1,297	156
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $21,022)		21,644

Municipal Securities - 1.3%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	25,135	26,947
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,284
4.95% 6/1/23	10,235	10,643
5.1% 6/1/33	47,970	48,198
Series 2010-1, 6.63% 2/1/35	4,420	4,878
Series 2010-3:
6.725% 4/1/35	5,880	6,471
7.35% 7/1/35	3,010	3,470
Series 2010-5, 6.2% 7/1/21	2,564	2,717
Series 2011:
5.665% 3/1/18	7,610	7,736
5.877% 3/1/19	18,645	19,403
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,165
TOTAL MUNICIPAL SECURITIES
(Cost $136,264)		139,077

Bank Notes - 0.6%
Capital One NA 2.95% 7/23/21	8,151	8,286
Citizens Bank NA 2.3% 12/3/18	5,551	5,579
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,279
3.1% 6/4/20	8,842	9,059
8.7% 11/18/19	1,409	1,589
KeyBank NA 6.95% 2/1/28	1,344	1,715
PNC Bank NA 2.45% 11/5/20	9,934	10,078
Regions Bank 7.5% 5/15/18	18,321	19,029
TOTAL BANK NOTES
(Cost $63,986)		65,614
	Shares	Value (000s)

Fixed-Income Funds - 24.5%
Fidelity Mortgage Backed Securities Central Fund (g)	19,815,733	$2,155,355
Fidelity Specialized High Income Central Fund (g)	4,557,811	476,884
TOTAL FIXED-INCOME FUNDS
(Cost $2,630,222)		2,632,239
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,405
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.11% (h)
(Cost $620,653)	620,546,371	620,670
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $10,538,582)		10,670,219
NET OTHER ASSETS (LIABILITIES) - 0.5%		48,592
NET ASSETS - 100%		$10,718,811

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(73)	$(87)	$(160)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(51)	(73)	(124)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(87)	(144)	(231)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(87)	(124)	(211)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,825	(58)	4	(54)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,823	(58)	9	(49)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	5,500	(36)	(14)	(50)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	3,823	(26)	(21)	(47)
TOTAL BUY PROTECTION							(476)	(450)	(926)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	(1)	0	(1)

TOTAL CREDIT DEFAULT SWAPS							$(477)	$(450)	$(927)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,733,000 or 2.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $690,000.

 (e) Level 3 instrument

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,884
Fidelity Mortgage Backed Securities Central Fund	54,725
Fidelity Specialized High Income Central Fund	24,476
Total	$83,085

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$212,500	$311,950	$29,792	$(63,673)	$2,155,355	32.1%
Fidelity Specialized High Income Central Fund	444,074	25,737	--	--	7,073	476,884	62.0%
Total	$2,732,760	$238,237	$311,950	$29,792	$(56,600)	$2,632,239

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,729,965	$--	$2,729,965	$--
U.S. Government and Government Agency Obligations	4,378,373	--	4,378,373	--
U.S. Government Agency - Mortgage Securities	21,996	--	21,996	--
Asset-Backed Securities	38,919	--	36,727	2,192
Collateralized Mortgage Obligations	9,317	--	9,317	--
Commercial Mortgage Securities	21,644	--	21,323	321
Municipal Securities	139,077	--	139,077	--
Bank Notes	65,614	--	65,614	--
Fixed-Income Funds	2,632,239	2,632,239	--	--
Preferred Securities	12,405	--	12,405	--
Money Market Funds	620,670	620,670	--	--
Total Investments in Securities:	$10,670,219	$3,252,909	$7,414,797	$2,513
Derivative Instruments:
Liabilities
Swaps	$(477)	$--	$(477)	$--
Total Liabilities	$(477)	$--	$(477)	$--
Total Derivative Instruments:	$(477)	$--	$(477)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(477)
Total Credit Risk	0	(477)
Total Value of Derivatives	$0	$(477)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,287,707)	$7,417,310
Fidelity Central Funds (cost $3,250,875)	3,252,909
Total Investment in Securities (cost $10,538,582)		$10,670,219
Receivable for investments sold		269,426
Receivable for fund shares sold		6,090
Interest receivable		47,218
Distributions receivable from Fidelity Central Funds		541
Other receivables		167
Total assets		10,993,661
Liabilities
Payable for investments purchased	$265,040
Payable for fund shares redeemed	3,886
Distributions payable	1,244
Bi-lateral OTC swaps, at value	477
Accrued management fee	2,707
Distribution and service plan fees payable	40
Other affiliated payables	1,291
Other payables and accrued expenses	165
Total liabilities		274,850
Net Assets		$10,718,811
Net Assets consist of:
Paid in capital		$10,630,137
Undistributed net investment income		12,864
Accumulated undistributed net realized gain (loss) on investments		(54,900)
Net unrealized appreciation (depreciation) on investments		130,710
Net Assets		$10,718,811
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($74,297 ÷ 9,317 shares)		$7.97
Maximum offering price per share (100/96.00 of $7.97)		$8.30
Class M:
Net Asset Value and redemption price per share ($21,510 ÷ 2,696 shares)		$7.98
Maximum offering price per share (100/96.00 of $7.98)		$8.31
Class C:
Net Asset Value and offering price per share ($24,349 ÷ 3,049 shares)(a)		$7.99
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($9,741,594 ÷ 1,220,695 shares)		$7.98
Class I:
Net Asset Value, offering price and redemption price per share ($857,061 ÷ 107,281 shares)		$7.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$808
Interest		167,907
Income from Fidelity Central Funds		83,085
Total income		251,800
Expenses
Management fee	$28,988
Transfer agent fees	9,782
Distribution and service plan fees	506
Fund wide operations fee	3,830
Independent trustees' fees and expenses	36
Miscellaneous	29
Total expenses before reductions	43,171
Expense reductions	(22)	43,149
Net investment income (loss)		208,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,547
Fidelity Central Funds	29,855
Swaps	(905)
Capital gain distributions from Fidelity Central Funds	4,637
Total net realized gain (loss)		57,134
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(54,957)
Fidelity Central Funds	(56,583)
Swaps	403
Delayed delivery commitments	1
Total change in net unrealized appreciation (depreciation)		(111,136)
Net gain (loss)		(54,002)
Net increase (decrease) in net assets resulting from operations		$154,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,651	$216,737
Net realized gain (loss)	57,134	25,158
Change in net unrealized appreciation (depreciation)	(111,136)	271,882
Net increase (decrease) in net assets resulting from operations	154,649	513,777
Distributions to shareholders from net investment income	(195,690)	(204,238)
Share transactions - net increase (decrease)	2,110,536	1,514,143
Total increase (decrease) in net assets	2,069,495	1,823,682
Net Assets
Beginning of period	8,649,316	6,825,634
End of period	$10,718,811	$8,649,316
Other Information
Undistributed net investment income end of period	$12,864	$6,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.03	$7.74	$7.93	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.151	.197	.203	.197	.152
Net realized and unrealized gain (loss)	(.071)	.278	(.204)	.270	(.350)
Total from investment operations	.080	.475	(.001)	.467	(.198)
Distributions from net investment income	(.140)	(.185)	(.189)	(.177)	(.142)
Total distributions	(.140)	(.185)	(.189)	(.177)	(.142)
Net asset value, end of period	$7.97	$8.03	$7.74	$7.93	$7.64
Total ReturnB,C	1.03%	6.25%	(.04)%	6.17%	(2.52)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.78%	.77%
Expenses net of all reductions	.77%	.77%	.77%	.78%	.77%
Net investment income (loss)	1.91%	2.54%	2.57%	2.52%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$74	$79	$78	$70	$82
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.148	.194	.201	.196	.150
Net realized and unrealized gain (loss)	(.070)	.279	(.205)	.280	(.349)
Total from investment operations	.078	.473	(.004)	.476	(.199)
Distributions from net investment income	(.138)	(.183)	(.186)	(.176)	(.141)
Total distributions	(.138)	(.183)	(.186)	(.176)	(.141)
Net asset value, end of period	$7.98	$8.04	$7.75	$7.94	$7.64
Total ReturnB,C	1.01%	6.20%	(.07)%	6.29%	(2.54)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.81%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	1.88%	2.50%	2.54%	2.51%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$22	$24	$21	$27	$41
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.75	$7.94	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.090	.138	.143	.139	.092
Net realized and unrealized gain (loss)	(.070)	.288	(.204)	.270	(.349)
Total from investment operations	.020	.426	(.061)	.409	(.257)
Distributions from net investment income	(.080)	(.126)	(.129)	(.119)	(.083)
Total distributions	(.080)	(.126)	(.129)	(.119)	(.083)
Net asset value, end of period	$7.99	$8.05	$7.75	$7.94	$7.65
Total ReturnB,C	.27%	5.57%	(.79)%	5.38%	(3.24)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.52%	1.51%	1.52%
Net investment income (loss)	1.14%	1.78%	1.81%	1.78%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$24	$30	$28	$36	$29
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.65	$7.98
Income from Investment Operations
Net investment income (loss)A	.176	.222	.228	.222	.177
Net realized and unrealized gain (loss)	(.070)	.279	(.204)	.270	(.339)
Total from investment operations	.106	.501	.024	.492	(.162)
Distributions from net investment income	(.166)	(.211)	(.214)	(.202)	(.168)
Total distributions	(.166)	(.211)	(.214)	(.202)	(.168)
Net asset value, end of period	$7.98	$8.04	$7.75	$7.94	$7.65
Total ReturnB	1.36%	6.59%	.28%	6.51%	(2.08)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.23%	2.86%	2.89%	2.85%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$9,742	$7,974	$6,207	$5,520	$5,395
Portfolio turnover rateE	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.76	$7.95	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.172	.218	.224	.218	.171
Net realized and unrealized gain (loss)	(.070)	.279	(.204)	.280	(.348)
Total from investment operations	.102	.497	.020	.498	(.177)
Distributions from net investment income	(.162)	(.207)	(.210)	(.198)	(.163)
Total distributions	(.162)	(.207)	(.210)	(.198)	(.163)
Net asset value, end of period	$7.99	$8.05	$7.76	$7.95	$7.65
Total ReturnB	1.31%	6.53%	.23%	6.58%	(2.26)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.19%	2.81%	2.84%	2.79%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$857	$543	$490	$417	$416
Portfolio turnover rateE	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com ,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$212,525
Gross unrealized depreciation	(76,401)
Net unrealized appreciation (depreciation)	$136,124
Tax Cost	$10,533,729

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,332
Capital loss carryforward	$(49,615)
Net unrealized appreciation (depreciation) on securities and other investments	$136,125

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(49,615)
Total capital loss carryforward	$(49,615)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$195,690	$ 204,238

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(905)	$403

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $620,607 and $1,349,696, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$179	$1
Class M	-%	.25%	56	--(a)
Class C	.75%	.25%	271	30
			$506	$31

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12
Class M	2
Class C(a)	3
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$123.17
Class M	45.20
Class C	51.19
Investment Grade Bond	8,614.10
Class I	949.15
	$9,782

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $678.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,284	$1,815
Class M	396	491
Class B	–	21
Class C	278	458
Investment Grade Bond	180,476	188,131
Class I	13,256	13,322
Total	$195,690	$204,238

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	2,873	3,194	$22,718	$24,766
Reinvestment of distributions	155	222	1,219	1,723
Shares redeemed	(3,510)	(3,713)	(27,577)	(28,774)
Net increase (decrease)	(482)	(297)	$(3,640)	$(2,285)
Class M
Shares sold	479	834	$3,774	$6,518
Reinvestment of distributions	48	60	380	470
Shares redeemed	(816)	(656)	(6,413)	(5,074)
Net increase (decrease)	(289)	238	$(2,259)	$1,914
Class B
Shares sold	–	19	$–	$146
Reinvestment of distributions	–	2	–	15
Shares redeemed	–	(254)	–	(1,985)
Net increase (decrease)	–	(233)	$–	$(1,824)
Class C
Shares sold	644	1,433	$5,100	$11,101
Reinvestment of distributions	32	50	252	386
Shares redeemed	(1,359)	(1,374)	(10,666)	(10,667)
Net increase (decrease)	(683)	109	$(5,314)	$820
Investment Grade Bond
Shares sold	413,405	327,391	$3,252,832	$2,540,404
Reinvestment of distributions	21,173	22,289	167,012	173,505
Shares redeemed	(205,544)	(159,071)	(1,611,996)	(1,232,081)
Net increase (decrease)	229,034	190,609	$1,807,848	$1,481,828
Class I
Shares sold	44,553	17,994	$351,123	$140,114
Reinvestment of distributions	1,603	1,523	12,660	11,869
Shares redeemed	(6,314)	(15,220)	(49,882)	(118,293)
Net increase (decrease)	39,842	4,297	$313,901	$33,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.76%
Actual		$1,000.00	$1,024.70	$3.88
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class M	.79%
Actual		$1,000.00	$1,024.50	$4.03
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class C	1.52%
Actual		$1,000.00	$1,022.10	$7.75
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Investment Grade Bond	.45%
Actual		$1,000.00	$1,026.30	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,026.00	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 16.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $131,080,351 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

AIGB-ANN-1017
1.784629.115

Fidelity® Investment Grade Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	1.36%	2.47%	4.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,263	Fidelity® Investment Grade Bond Fund
$15,385	Bloomberg Barclays U.S. Aggregate Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Jeffrey Moore:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 0% to 1%. Most of these classes outpaced the benchmark Bloomberg Barclays U.S. Aggregate Bond Index, which advanced 0.49%. Owning higher-yielding, riskier assets, especially early in the period, helped. More specifically, the fund’s overweighting in investment-grade corporate bonds contributed to relative return, especially in the financial sector, where a focus on lower-quality bank bonds added value. Security selection in the energy industry also contributed. Investments in certain government-related bonds contributed versus the index, as well, with some of the strongest results coming from holdings in two state-owned oil companies: Pemex (Mexico) and Petrobras (Brazil). In contrast, it modestly hurt to have a roughly 6% allocation to cash, on average, which lagged the index. An underweighting in consumer non-cyclical bonds and security selection in the communications category also hampered results. We significantly scaled back our longtime in corporate bonds after the fourth quarter of 2016, redeploying more of the fund's assets into Treasuries, which at period end struck us as the better relative value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On October 1, 2016, Michael Plage joined Jeffrey Moore as Co-Portfolio Manager of the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	62.2%
AAA	0.2%
AA	0.2%
A	3.2%
BBB	18.5%
BB and Below	10.4%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	5.2%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	59.7%
AAA	0.4%
AA	0.6%
A	4.1%
BBB	21.1%
BB and Below	10.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*,**
Corporate Bonds	29.1%
U.S. Government and U.S. Government Agency Obligations	62.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	0.3%
Municipal Bonds	1.3%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 6.9%

 ** Futures and Swaps - 0.0%

As of February 28, 2017*,**
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	59.7%
Asset-Backed Securities	0.7%
CMOs and Other Mortgage Related Securities	1.7%
Municipal Bonds	1.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.1%

 ** Futures and Swaps - (0.4)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18	$5,025	$5,108
General Motors Financial Co., Inc.:
3.25% 5/15/18	2,630	2,656
3.5% 7/10/19	5,942	6,088
3.7% 5/9/23	19,000	19,373
4.25% 5/15/23	2,950	3,075
4.375% 9/25/21	11,530	12,226
		48,526
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,394	1,428
3.7% 1/30/26	3,675	3,869
		5,297
Household Durables - 0.4%
D.R. Horton, Inc. 4% 2/15/20	15,500	16,131
Toll Brothers Finance Corp. 4.875% 3/15/27	29,787	30,606
		46,737
Media - 1.5%
21st Century Fox America, Inc. 7.75% 12/1/45	4,525	6,880
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,753
4.908% 7/23/25	10,079	10,798
5.375% 5/1/47 (a)	28,000	28,583
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,001
4.5% 9/15/42	1,687	1,558
5.5% 9/1/41	3,321	3,402
5.875% 11/15/40	7,141	7,660
6.55% 5/1/37	8,170	9,444
6.75% 7/1/18	5,587	5,803
7.3% 7/1/38	8,218	10,131
8.25% 4/1/19	10,913	11,922
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,292
6.2% 3/15/40	5,000	5,900
		160,127

TOTAL CONSUMER DISCRETIONARY		260,687

CONSUMER STAPLES - 1.4%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,608
3.3% 2/1/23	16,500	17,116
3.65% 2/1/26	17,900	18,648
4.7% 2/1/36	15,622	17,319
4.9% 2/1/46	31,247	35,604
Anheuser-Busch InBev Worldwide, Inc. 3.75% 1/15/22	3,930	4,179
Constellation Brands, Inc. 4.75% 11/15/24	8,249	9,137
		117,611
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,331
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	2,024
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,953
4% 6/12/22	2,039	2,163
5.7% 8/15/35	1,694	1,984
6.15% 9/15/43	2,440	3,026
7.25% 6/15/37	9,654	13,267
		25,417

TOTAL CONSUMER STAPLES		147,359

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,422
Oil, Gas & Consumable Fuels - 4.6%
Amerada Hess Corp. 7.875% 10/1/29	4,826	5,816
Anadarko Finance Co. 7.5% 5/1/31	7,653	9,614
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,887
5.55% 3/15/26	5,568	6,215
6.6% 3/15/46	7,480	9,049
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,940
5.85% 2/1/35	4,394	4,905
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	10,629	10,260
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	20,969
6.625% 8/15/20	23,170	23,170
8% 12/15/22 (a)	7,271	7,516
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,241
3.3% 6/1/20	6,073	6,247
4.5% 6/1/25	1,849	1,986
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,970
5.35% 3/15/20 (a)	4,973	5,234
5.85% 5/21/43 (a)(b)	9,697	8,994
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,215
2.7% 4/1/19	1,510	1,501
3.875% 3/15/23	6,765	6,587
5.6% 4/1/44	5,868	5,457
El Paso Corp. 6.5% 9/15/20	16,220	18,082
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,781
3.9% 5/15/24 (b)	1,887	1,890
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,009
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,341
5.5% 12/1/46	3,661	4,199
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,729
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	3,098
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,687
7.25% 3/17/44	59,561	61,348
Petroleos Mexicanos:
4.625% 9/21/23	12,890	13,418
4.875% 1/18/24	4,376	4,558
5.375% 3/13/22 (a)	4,905	5,263
5.5% 2/4/19	10,105	10,555
5.625% 1/23/46	29,284	27,534
6.375% 2/4/21	11,660	12,867
6.375% 1/23/45	15,899	16,392
6.5% 3/13/27 (a)	9,240	10,349
6.5% 6/2/41	34,664	36,623
6.75% 9/21/47 (a)	9,830	10,568
Phillips 66 Co. 4.3% 4/1/22	4,638	4,988
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,299
Southwestern Energy Co.:
5.8% 1/23/20 (b)	4,431	4,564
6.7% 1/23/25 (b)	16,780	16,361
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	6,038
Spectra Energy Partners LP 2.95% 9/25/18	1,066	1,077
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,741
4.55% 6/24/24	19,170	19,601
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,072
5.375% 6/1/21	10,438	11,274
Williams Partners LP:
4% 11/15/21	1,262	1,324
4.125% 11/15/20	1,029	1,080
4.3% 3/4/24	4,326	4,586
		492,069

TOTAL ENERGY		495,491

FINANCIALS - 10.5%
Banks - 6.1%
Bank of America Corp.:
3.3% 1/11/23	5,772	5,937
3.5% 4/19/26	13,196	13,439
3.875% 8/1/25	10,710	11,259
3.95% 4/21/25	16,100	16,626
4% 1/22/25	58,310	60,338
4.1% 7/24/23	3,096	3,311
4.2% 8/26/24	18,046	19,005
4.25% 10/22/26	6,065	6,362
5.65% 5/1/18	3,745	3,839
5.875% 1/5/21	2,580	2,879
Barclays PLC:
2.75% 11/8/19	5,118	5,180
4.375% 1/12/26	9,700	10,199
BPCE SA 4.875% 4/1/26 (a)	16,029	17,068
Citigroup, Inc.:
1.85% 11/24/17	12,208	12,216
2.05% 12/7/18	71,510	71,741
4.05% 7/30/22	2,865	3,019
4.4% 6/10/25	6,752	7,140
4.45% 9/29/27	6,820	7,211
4.5% 1/14/22	6,932	7,489
5.3% 5/6/44	20,628	23,858
5.5% 9/13/25	8,549	9,670
Citizens Bank NA 2.55% 5/13/21	2,683	2,706
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	7,158
4.3% 12/3/25	13,920	14,742
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	21,625
3.8% 9/15/22	10,350	10,820
3.8% 6/9/23	14,963	15,602
Discover Bank 7% 4/15/20	6,703	7,427
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,096
8.25% 3/1/38	2,385	3,662
HBOS PLC 6.75% 5/21/18 (a)	3,056	3,158
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,276
5.25% 3/14/44	2,255	2,622
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,832
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,726
2.35% 1/28/19	2,547	2,572
2.95% 10/1/26	6,689	6,586
3.875% 9/10/24	13,659	14,300
4.125% 12/15/26	11,737	12,364
4.25% 10/15/20	2,763	2,943
4.35% 8/15/21	18,417	19,847
4.625% 5/10/21	2,717	2,946
4.95% 3/25/20	11,055	11,870
Rabobank Nederland 4.375% 8/4/25	10,398	11,039
Regions Bank 6.45% 6/26/37	9,230	11,579
Regions Financial Corp. 3.2% 2/8/21	4,870	5,000
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	37,155
6% 12/19/23	25,238	27,967
6.1% 6/10/23	8,465	9,355
6.125% 12/15/22	28,328	31,196
Societe Generale 4.25% 4/14/25 (a)	15,438	15,855
Synchrony Bank 3% 6/15/22	8,650	8,664
		648,476
Capital Markets - 3.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,219
Credit Suisse AG 6% 2/15/18	8,864	9,027
Deutsche Bank AG 4.5% 4/1/25	12,526	12,648
Deutsche Bank AG London Branch:
2.85% 5/10/19	16,000	16,180
4.1% 1/13/26	18,090	18,790
Goldman Sachs Group, Inc.:
2.625% 1/31/19	13,825	13,968
2.9% 7/19/18	9,276	9,367
5.25% 7/27/21	5,652	6,226
5.75% 1/24/22	7,392	8,350
5.95% 1/18/18	4,817	4,892
6.75% 10/1/37	59,283	78,052
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,530
3.75% 12/1/25	4,425	4,725
Lazard Group LLC 4.25% 11/14/20	4,700	4,991
Moody's Corp.:
3.25% 1/15/28 (a)	4,528	4,565
4.875% 2/15/24	4,251	4,741
Morgan Stanley:
2.375% 7/23/19	12,012	12,105
3.125% 7/27/26	32,079	31,662
3.7% 10/23/24	10,321	10,751
3.75% 2/25/23	8,227	8,629
3.875% 4/29/24	9,504	10,003
4.875% 11/1/22	19,366	21,091
5% 11/24/25	24,777	27,271
5.75% 1/25/21	10,138	11,263
		335,046
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,239
4.5% 5/15/21	2,895	3,077
5% 10/1/21	4,340	4,696
Discover Financial Services:
3.85% 11/21/22	4,866	5,060
3.95% 11/6/24	4,069	4,205
5.2% 4/27/22	4,096	4,486
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	18,184
Hyundai Capital America 2.125% 10/2/17 (a)	1,850	1,851
Synchrony Financial:
3% 8/15/19	2,095	2,125
3.75% 8/15/21	3,164	3,270
4.25% 8/15/24	3,185	3,335
		53,528
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,594
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,420
		9,014
Insurance - 0.7%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,291
American International Group, Inc. 4.875% 6/1/22	5,750	6,356
Aon Corp. 5% 9/30/20	2,135	2,312
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	10,398	10,242
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,528
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,759
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,213
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,853	8,007
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,696	6,388
6% 2/10/20 (a)	1,549	1,682
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	7,329
Prudential Financial, Inc. 4.5% 11/16/21	2,796	3,050
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,765
4.125% 11/1/24 (a)	2,517	2,678
Unum Group:
5.625% 9/15/20	4,155	4,556
5.75% 8/15/42	3,522	4,252
		75,408

TOTAL FINANCIALS		1,121,472

HEALTH CARE - 0.6%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	7,098
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,916
4.75% 5/1/23	300	316
5.875% 3/15/22	355	393
6.5% 2/15/20	4,514	4,916
WellPoint, Inc. 3.3% 1/15/23	9,384	9,718
		20,259
Pharmaceuticals - 0.3%
Mylan N.V.:
2.5% 6/7/19	6,691	6,713
3.15% 6/15/21	8,712	8,836
3.95% 6/15/26	4,484	4,568
Perrigo Finance PLC 3.5% 12/15/21	634	657
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,965
3.15% 10/1/26	5,341	4,887
Zoetis, Inc. 3.25% 2/1/23	2,627	2,718
		34,344

TOTAL HEALTH CARE		61,701

INDUSTRIALS - 0.3%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	517	539
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	269	275
8.36% 1/20/19	1,091	1,091
		1,921
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,437
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,060	3,064
3.375% 6/1/21	4,249	4,383
3.75% 2/1/22	6,348	6,672
3.875% 4/1/21	5,850	6,126
4.25% 9/15/24	5,062	5,367
		25,612
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,432

TOTAL INDUSTRIALS		33,402

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,368
MATERIALS - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	6,478	6,613
4.125% 4/15/21 (a)	6,319	6,540
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	3,144
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,296
4.5% 8/1/47 (a)	3,305	3,393
		22,986
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,281
4.6% 4/1/22	1,830	1,968
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,934
Camden Property Trust:
2.95% 12/15/22	2,605	2,627
4.25% 1/15/24	4,889	5,207
Corporate Office Properties LP 5% 7/1/25	3,165	3,414
DDR Corp.:
3.625% 2/1/25	3,866	3,779
3.9% 8/15/24	1,462	1,480
4.25% 2/1/26	2,697	2,722
4.625% 7/15/22	9,008	9,536
Duke Realty LP:
3.25% 6/30/26	1,279	1,283
3.625% 4/15/23	3,352	3,485
3.875% 10/15/22	9,433	9,974
4.375% 6/15/22	2,822	3,031
Equity One, Inc. 3.75% 11/15/22	12,000	12,473
Federal Realty Investment Trust 5.9% 4/1/20	1,389	1,520
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,586
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,090
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	11,073
4.5% 1/15/25	4,371	4,494
4.5% 4/1/27	1,555	1,579
4.75% 1/15/28	11,766	11,979
4.95% 4/1/24	1,915	2,032
5.25% 1/15/26	8,152	8,748
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,362
5% 12/15/23	1,073	1,126
Weingarten Realty Investors 3.375% 10/15/22	990	1,016
WP Carey, Inc.:
4% 2/1/25	7,432	7,597
4.6% 4/1/24	11,566	12,247
		134,643
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	15,895	16,260
4.1% 10/1/24	6,040	6,138
4.95% 4/15/18	4,806	4,886
CBRE Group, Inc. 4.875% 3/1/26	17,030	18,538
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,924
Essex Portfolio LP 3.875% 5/1/24	4,176	4,369
Liberty Property LP:
3.25% 10/1/26	3,443	3,408
3.375% 6/15/23	3,567	3,648
4.125% 6/15/22	2,421	2,564
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,586
3.15% 5/15/23	7,757	7,403
4.5% 4/18/22	1,473	1,516
Mid-America Apartments LP 4% 11/15/25	1,797	1,889
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,122
Tanger Properties LP:
3.125% 9/1/26	4,443	4,225
3.75% 12/1/24	4,213	4,285
3.875% 12/1/23	2,574	2,647
3.875% 7/15/27	15,083	15,158
Ventas Realty LP:
3.125% 6/15/23	2,242	2,266
4.125% 1/15/26	2,168	2,282
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,018	2,076
		114,190

TOTAL REAL ESTATE		248,833

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
3.6% 2/17/23	11,367	11,713
4.5% 3/9/48	20,000	18,513
5.55% 8/15/41	27,220	29,556
5.875% 10/1/19	6,291	6,775
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	297
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,439
Verizon Communications, Inc.:
3.45% 3/15/21	15,886	16,510
4.5% 9/15/20	60,362	64,750
5.012% 8/21/54	47,470	46,671
		198,224
UTILITIES - 1.2%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,565
6.4% 9/15/20 (a)	11,231	12,587
FirstEnergy Corp.:
4.25% 3/15/23	9,775	10,373
7.375% 11/15/31	13,700	18,490
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	4,155
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,878
3.7% 9/1/24 (a)	4,262	4,299
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	4,923
		75,270
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,609
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,101
2.7% 6/15/21	2,065	2,086
		4,187
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	12,726	11,668
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)(c)	3,654	3,540
NiSource Finance Corp. 5.95% 6/15/41	4,935	6,231
Puget Energy, Inc.:
5.625% 7/15/22	7,175	8,077
6% 9/1/21	6,916	7,809
6.5% 12/15/20	2,216	2,489
Sempra Energy 6% 10/15/39	5,958	7,691
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	4,001	3,871
		51,376

TOTAL UTILITIES		132,442

TOTAL NONCONVERTIBLE BONDS
(Cost $2,622,489)		2,729,965

U.S. Government and Government Agency Obligations - 40.8%
U.S. Treasury Inflation-Protected Obligations - 9.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$133,118	$128,902
1% 2/15/46	144,165	148,526
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	88,022	88,213
0.125% 4/15/20	135,667	136,380
0.375% 7/15/25	291,339	293,967
0.625% 1/15/26	215,058	220,129

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,016,117

U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	154,094
3% 5/15/45	40,358	42,612
3% 11/15/45	84,600	89,260
3% 2/15/47	164,727	173,826
U.S. Treasury Notes:
0.875% 11/30/17	431,950	431,730
0.875% 3/31/18	74,900	74,771
1.25% 3/31/21	170,000	168,247
1.25% 10/31/21	590,217	581,225
1.75% 6/30/22	871,114	872,713
1.875% 8/31/24	266,460	265,148
2% 8/15/25 (d)	27,857	27,793
2% 11/15/26	23,340	23,128
2.125% 7/31/24	237,077	239,865
2.125% 5/15/25	99,165	99,967
2.375% 5/15/27	43,000	43,934
2.875% 3/31/18	73,228	73,943

TOTAL U.S. TREASURY OBLIGATIONS		3,362,256

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,363,695)		4,378,373

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	62	64
12 month U.S. LIBOR + 1.825% 3.504% 2/1/35 (b)(c)	1,315	1,392
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (b)(c)	119	124
2.5% 3/1/43	195	192
3% 10/1/42 to 9/1/46	1,977	2,010
3.5% 9/1/29 to 11/1/46	2,987	3,114
4% 8/1/32 to 2/1/47	2,399	2,555
5.5% 4/1/39	519	584
6% 3/1/22	31	33

TOTAL FANNIE MAE		10,068

Freddie Mac - 0.1%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	81	86
3% 3/1/32 to 7/1/45	1,247	1,277
3.5% 3/1/45 to 5/1/46	2,101	2,188
4% 6/1/33	1,028	1,096
4.5% 7/1/25 to 4/1/41	1,000	1,078
5% 1/1/41 to 7/1/41	1,017	1,116
5.5% 11/1/33 to 8/1/38	160	178
6% 7/1/37 to 8/1/37	405	464
6.5% 9/1/39	407	470

TOTAL FREDDIE MAC		7,953

Ginnie Mae - 0.0%
3% 12/20/42	234	241
3.5% 3/15/42 to 12/20/42	1,137	1,193
4% 11/20/40 to 11/20/41	956	1,020
4.5% 5/20/41	532	575
5% 4/15/40	854	946

TOTAL GINNIE MAE		3,975

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,695)		21,996

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	$421	$414
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	94	94
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 3.7267% 6/15/32 (a)(b)(c)(e)	4,185	1,339
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (b)(c)	22	21
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	57	51
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	30	29
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	633	608
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	688	267
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	17,053	17,669
Class AA, 2.487% 12/16/41 (a)	4,172	4,197
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	1,140	949
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	16	16
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	33	31
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	50	50
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	97	95
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (b)(c)	217	211
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	21	20
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	25	24
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	172	168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (b)(c)	1	1
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	220	129
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	369	349
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	230	223
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	83	78
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	138	128
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	66	60
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,948	4,926
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	90	8
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	880	626
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	1,605	1,108
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	174	52
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	40	38
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	64	62
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	2	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	629	610
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	36	32
Series 2004-NC6 Class M3, 1 month U.S. LIBOR + 2.175% 3.4094% 7/25/34 (b)(c)	285	274
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	314	310
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	78	75
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	79	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (b)(c)	903	885
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	304	301
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	433	349
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	115	115
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	26	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(e)	1,689	853
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,026	1,026
TOTAL ASSET-BACKED SECURITIES
(Cost $37,685)		38,919

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9161% 5/27/37 (a)(b)(c)	4,317	4,173
Class AA1, 1 month U.S. LIBOR + 0.280% 1.5122% 5/27/37 (a)(b)(c)	4,068	3,887
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (b)	151	152
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (b)	397	381
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	230	224
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (b)(c)	295	291
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	117	83
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	156	86
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	12	12
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	28	28
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,946)		9,317

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(f)	45	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	17	16
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (a)(b)(c)	144	133
Class M1, 1 month U.S. LIBOR + 0.440% 1.6744% 11/25/35 (a)(b)(c)	39	34
Class M2, 1 month U.S. LIBOR + 0.490% 1.7244% 11/25/35 (a)(b)(c)	29	24
Class M3, 1 month U.S. LIBOR + 0.510% 1.7444% 11/25/35 (a)(b)(c)	26	21
Class M4, 1 month U.S. LIBOR + 0.600% 1.8344% 11/25/35 (a)(b)(c)	32	26
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	366	339
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	21	17
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	118	109
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	44	39
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	65	53
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	36	33
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	36	27
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	38	29
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 1.5944% 4/25/36 (a)(b)(c)	68	62
Class M1, 1 month U.S. LIBOR + 0.380% 1.6144% 4/25/36 (a)(b)(c)	41	35
Class M2, 1 month U.S. LIBOR + 0.400% 1.6344% 4/25/36 (a)(b)(c)	44	37
Class M3, 1 month U.S. LIBOR + 0.420% 1.6544% 4/25/36 (a)(b)(c)	38	32
Class M4, 1 month U.S. LIBOR + 0.520% 1.7544% 4/25/36 (a)(b)(c)	21	18
Class M5, 1 month U.S. LIBOR + 0.560% 1.7944% 4/25/36 (a)(b)(c)	21	17
Class M6, 1 month U.S. LIBOR + 0.640% 1.8744% 4/25/36 (a)(b)(c)	41	34
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5444% 7/25/36 (a)(b)(c)	58	51
Class M2, 1 month U.S. LIBOR + 0.330% 1.5644% 7/25/36 (a)(b)(c)	41	36
Class M3, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/36 (a)(b)(c)	34	30
Class M4, 1 month U.S. LIBOR + 0.420% 1.6544% 7/25/36 (a)(b)(c)	39	34
Class M5, 1 month U.S. LIBOR + 0.470% 1.7044% 7/25/36 (a)(b)(c)	28	25
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	20	16
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (a)(b)(c)	1,060	976
Class M1, 1 month U.S. LIBOR + 0.290% 1.5244% 12/25/36 (a)(b)(c)	85	65
Class M2, 1 month U.S. LIBOR + 0.310% 1.5444% 12/25/36 (a)(b)(c)	57	44
Class M3, 1 month U.S. LIBOR + 0.340% 1.5744% 12/25/36 (a)(b)(c)	58	33
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	222	196
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	641	605
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	600	552
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	205	163
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	134	107
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	105	87
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	221	206
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	117	105
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	125	111
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	201	154
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	317	217
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	116	63
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	7	3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 5.7942% 2/12/49 (b)	93	12
Class C, 5.7942% 2/12/49 (b)	245	11
Class D, 5.7942% 2/12/49 (b)	111	0
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	391	391
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	9,782	9,882
Class B, 4.181% 11/15/34 (a)	3,453	3,514
Class C, 5.205% 11/15/34 (a)	2,422	2,499
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.7132% 6/15/49 (b)(e)	823	165
Class E, 5.7132% 6/15/49 (b)(e)	1,297	156
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $21,022)		21,644

Municipal Securities - 1.3%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	25,135	26,947
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,284
4.95% 6/1/23	10,235	10,643
5.1% 6/1/33	47,970	48,198
Series 2010-1, 6.63% 2/1/35	4,420	4,878
Series 2010-3:
6.725% 4/1/35	5,880	6,471
7.35% 7/1/35	3,010	3,470
Series 2010-5, 6.2% 7/1/21	2,564	2,717
Series 2011:
5.665% 3/1/18	7,610	7,736
5.877% 3/1/19	18,645	19,403
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,165
TOTAL MUNICIPAL SECURITIES
(Cost $136,264)		139,077

Bank Notes - 0.6%
Capital One NA 2.95% 7/23/21	8,151	8,286
Citizens Bank NA 2.3% 12/3/18	5,551	5,579
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	10,279
3.1% 6/4/20	8,842	9,059
8.7% 11/18/19	1,409	1,589
KeyBank NA 6.95% 2/1/28	1,344	1,715
PNC Bank NA 2.45% 11/5/20	9,934	10,078
Regions Bank 7.5% 5/15/18	18,321	19,029
TOTAL BANK NOTES
(Cost $63,986)		65,614
	Shares	Value (000s)

Fixed-Income Funds - 24.5%
Fidelity Mortgage Backed Securities Central Fund (g)	19,815,733	$2,155,355
Fidelity Specialized High Income Central Fund (g)	4,557,811	476,884
TOTAL FIXED-INCOME FUNDS
(Cost $2,630,222)		2,632,239
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	12,405
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.11% (h)
(Cost $620,653)	620,546,371	620,670
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $10,538,582)		10,670,219
NET OTHER ASSETS (LIABILITIES) - 0.5%		48,592
NET ASSETS - 100%		$10,718,811

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(73)	$(87)	$(160)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(51)	(73)	(124)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(87)	(144)	(231)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(87)	(124)	(211)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,825	(58)	4	(54)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	Quarterly	3,823	(58)	9	(49)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	5,500	(36)	(14)	(50)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	Quarterly	3,823	(26)	(21)	(47)
TOTAL BUY PROTECTION							(476)	(450)	(926)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	(1)	0	(1)

TOTAL CREDIT DEFAULT SWAPS							$(477)	$(450)	$(927)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,733,000 or 2.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $690,000.

 (e) Level 3 instrument

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,884
Fidelity Mortgage Backed Securities Central Fund	54,725
Fidelity Specialized High Income Central Fund	24,476
Total	$83,085

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,288,686	$212,500	$311,950	$29,792	$(63,673)	$2,155,355	32.1%
Fidelity Specialized High Income Central Fund	444,074	25,737	--	--	7,073	476,884	62.0%
Total	$2,732,760	$238,237	$311,950	$29,792	$(56,600)	$2,632,239

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,729,965	$--	$2,729,965	$--
U.S. Government and Government Agency Obligations	4,378,373	--	4,378,373	--
U.S. Government Agency - Mortgage Securities	21,996	--	21,996	--
Asset-Backed Securities	38,919	--	36,727	2,192
Collateralized Mortgage Obligations	9,317	--	9,317	--
Commercial Mortgage Securities	21,644	--	21,323	321
Municipal Securities	139,077	--	139,077	--
Bank Notes	65,614	--	65,614	--
Fixed-Income Funds	2,632,239	2,632,239	--	--
Preferred Securities	12,405	--	12,405	--
Money Market Funds	620,670	620,670	--	--
Total Investments in Securities:	$10,670,219	$3,252,909	$7,414,797	$2,513
Derivative Instruments:
Liabilities
Swaps	$(477)	$--	$(477)	$--
Total Liabilities	$(477)	$--	$(477)	$--
Total Derivative Instruments:	$(477)	$--	$(477)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(477)
Total Credit Risk	0	(477)
Total Value of Derivatives	$0	$(477)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,287,707)	$7,417,310
Fidelity Central Funds (cost $3,250,875)	3,252,909
Total Investment in Securities (cost $10,538,582)		$10,670,219
Receivable for investments sold		269,426
Receivable for fund shares sold		6,090
Interest receivable		47,218
Distributions receivable from Fidelity Central Funds		541
Other receivables		167
Total assets		10,993,661
Liabilities
Payable for investments purchased	$265,040
Payable for fund shares redeemed	3,886
Distributions payable	1,244
Bi-lateral OTC swaps, at value	477
Accrued management fee	2,707
Distribution and service plan fees payable	40
Other affiliated payables	1,291
Other payables and accrued expenses	165
Total liabilities		274,850
Net Assets		$10,718,811
Net Assets consist of:
Paid in capital		$10,630,137
Undistributed net investment income		12,864
Accumulated undistributed net realized gain (loss) on investments		(54,900)
Net unrealized appreciation (depreciation) on investments		130,710
Net Assets		$10,718,811
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($74,297 ÷ 9,317 shares)		$7.97
Maximum offering price per share (100/96.00 of $7.97)		$8.30
Class M:
Net Asset Value and redemption price per share ($21,510 ÷ 2,696 shares)		$7.98
Maximum offering price per share (100/96.00 of $7.98)		$8.31
Class C:
Net Asset Value and offering price per share ($24,349 ÷ 3,049 shares)(a)		$7.99
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($9,741,594 ÷ 1,220,695 shares)		$7.98
Class I:
Net Asset Value, offering price and redemption price per share ($857,061 ÷ 107,281 shares)		$7.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Dividends		$808
Interest		167,907
Income from Fidelity Central Funds		83,085
Total income		251,800
Expenses
Management fee	$28,988
Transfer agent fees	9,782
Distribution and service plan fees	506
Fund wide operations fee	3,830
Independent trustees' fees and expenses	36
Miscellaneous	29
Total expenses before reductions	43,171
Expense reductions	(22)	43,149
Net investment income (loss)		208,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,547
Fidelity Central Funds	29,855
Swaps	(905)
Capital gain distributions from Fidelity Central Funds	4,637
Total net realized gain (loss)		57,134
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(54,957)
Fidelity Central Funds	(56,583)
Swaps	403
Delayed delivery commitments	1
Total change in net unrealized appreciation (depreciation)		(111,136)
Net gain (loss)		(54,002)
Net increase (decrease) in net assets resulting from operations		$154,649

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,651	$216,737
Net realized gain (loss)	57,134	25,158
Change in net unrealized appreciation (depreciation)	(111,136)	271,882
Net increase (decrease) in net assets resulting from operations	154,649	513,777
Distributions to shareholders from net investment income	(195,690)	(204,238)
Share transactions - net increase (decrease)	2,110,536	1,514,143
Total increase (decrease) in net assets	2,069,495	1,823,682
Net Assets
Beginning of period	8,649,316	6,825,634
End of period	$10,718,811	$8,649,316
Other Information
Undistributed net investment income end of period	$12,864	$6,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.03	$7.74	$7.93	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.151	.197	.203	.197	.152
Net realized and unrealized gain (loss)	(.071)	.278	(.204)	.270	(.350)
Total from investment operations	.080	.475	(.001)	.467	(.198)
Distributions from net investment income	(.140)	(.185)	(.189)	(.177)	(.142)
Total distributions	(.140)	(.185)	(.189)	(.177)	(.142)
Net asset value, end of period	$7.97	$8.03	$7.74	$7.93	$7.64
Total ReturnB,C	1.03%	6.25%	(.04)%	6.17%	(2.52)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.77%	.78%	.77%
Expenses net of all reductions	.77%	.77%	.77%	.78%	.77%
Net investment income (loss)	1.91%	2.54%	2.57%	2.52%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$74	$79	$78	$70	$82
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.64	$7.98
Income from Investment Operations
Net investment income (loss)A	.148	.194	.201	.196	.150
Net realized and unrealized gain (loss)	(.070)	.279	(.205)	.280	(.349)
Total from investment operations	.078	.473	(.004)	.476	(.199)
Distributions from net investment income	(.138)	(.183)	(.186)	(.176)	(.141)
Total distributions	(.138)	(.183)	(.186)	(.176)	(.141)
Net asset value, end of period	$7.98	$8.04	$7.75	$7.94	$7.64
Total ReturnB,C	1.01%	6.20%	(.07)%	6.29%	(2.54)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.81%	.80%	.79%	.79%
Expenses net of fee waivers, if any	.80%	.81%	.80%	.79%	.79%
Expenses net of all reductions	.80%	.81%	.80%	.79%	.79%
Net investment income (loss)	1.88%	2.50%	2.54%	2.51%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$22	$24	$21	$27	$41
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.75	$7.94	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.090	.138	.143	.139	.092
Net realized and unrealized gain (loss)	(.070)	.288	(.204)	.270	(.349)
Total from investment operations	.020	.426	(.061)	.409	(.257)
Distributions from net investment income	(.080)	(.126)	(.129)	(.119)	(.083)
Total distributions	(.080)	(.126)	(.129)	(.119)	(.083)
Net asset value, end of period	$7.99	$8.05	$7.75	$7.94	$7.65
Total ReturnB,C	.27%	5.57%	(.79)%	5.38%	(3.24)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of fee waivers, if any	1.54%	1.54%	1.52%	1.51%	1.52%
Expenses net of all reductions	1.54%	1.54%	1.52%	1.51%	1.52%
Net investment income (loss)	1.14%	1.78%	1.81%	1.78%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$24	$30	$28	$36	$29
Portfolio turnover rateF	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.04	$7.75	$7.94	$7.65	$7.98
Income from Investment Operations
Net investment income (loss)A	.176	.222	.228	.222	.177
Net realized and unrealized gain (loss)	(.070)	.279	(.204)	.270	(.339)
Total from investment operations	.106	.501	.024	.492	(.162)
Distributions from net investment income	(.166)	(.211)	(.214)	(.202)	(.168)
Total distributions	(.166)	(.211)	(.214)	(.202)	(.168)
Net asset value, end of period	$7.98	$8.04	$7.75	$7.94	$7.65
Total ReturnB	1.36%	6.59%	.28%	6.51%	(2.08)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.23%	2.86%	2.89%	2.85%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$9,742	$7,974	$6,207	$5,520	$5,395
Portfolio turnover rateE	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Investment Grade Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.05	$7.76	$7.95	$7.65	$7.99
Income from Investment Operations
Net investment income (loss)A	.172	.218	.224	.218	.171
Net realized and unrealized gain (loss)	(.070)	.279	(.204)	.280	(.348)
Total from investment operations	.102	.497	.020	.498	(.177)
Distributions from net investment income	(.162)	(.207)	(.210)	(.198)	(.163)
Total distributions	(.162)	(.207)	(.210)	(.198)	(.163)
Net asset value, end of period	$7.99	$8.05	$7.76	$7.95	$7.65
Total ReturnB	1.31%	6.53%	.23%	6.58%	(2.26)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.52%
Net investment income (loss)	2.19%	2.81%	2.84%	2.79%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$857	$543	$490	$417	$416
Portfolio turnover rateE	57%	48%	182%	218%	307%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Investment Grade Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com ,as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$212,525
Gross unrealized depreciation	(76,401)
Net unrealized appreciation (depreciation)	$136,124
Tax Cost	$10,533,729

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,332
Capital loss carryforward	$(49,615)
Net unrealized appreciation (depreciation) on securities and other investments	$136,125

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(49,615)
Total capital loss carryforward	$(49,615)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$195,690	$ 204,238

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(905)	$403

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $620,607 and $1,349,696, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$179	$1
Class M	-%	.25%	56	--(a)
Class C	.75%	.25%	271	30
			$506	$31

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12
Class M	2
Class C(a)	3
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$123.17
Class M	45.20
Class C	51.19
Investment Grade Bond	8,614.10
Class I	949.15
	$9,782

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $678.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,284	$1,815
Class M	396	491
Class B	–	21
Class C	278	458
Investment Grade Bond	180,476	188,131
Class I	13,256	13,322
Total	$195,690	$204,238

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	2,873	3,194	$22,718	$24,766
Reinvestment of distributions	155	222	1,219	1,723
Shares redeemed	(3,510)	(3,713)	(27,577)	(28,774)
Net increase (decrease)	(482)	(297)	$(3,640)	$(2,285)
Class M
Shares sold	479	834	$3,774	$6,518
Reinvestment of distributions	48	60	380	470
Shares redeemed	(816)	(656)	(6,413)	(5,074)
Net increase (decrease)	(289)	238	$(2,259)	$1,914
Class B
Shares sold	–	19	$–	$146
Reinvestment of distributions	–	2	–	15
Shares redeemed	–	(254)	–	(1,985)
Net increase (decrease)	–	(233)	$–	$(1,824)
Class C
Shares sold	644	1,433	$5,100	$11,101
Reinvestment of distributions	32	50	252	386
Shares redeemed	(1,359)	(1,374)	(10,666)	(10,667)
Net increase (decrease)	(683)	109	$(5,314)	$820
Investment Grade Bond
Shares sold	413,405	327,391	$3,252,832	$2,540,404
Reinvestment of distributions	21,173	22,289	167,012	173,505
Shares redeemed	(205,544)	(159,071)	(1,611,996)	(1,232,081)
Net increase (decrease)	229,034	190,609	$1,807,848	$1,481,828
Class I
Shares sold	44,553	17,994	$351,123	$140,114
Reinvestment of distributions	1,603	1,523	12,660	11,869
Shares redeemed	(6,314)	(15,220)	(49,882)	(118,293)
Net increase (decrease)	39,842	4,297	$313,901	$33,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Investment Grade Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.76%
Actual		$1,000.00	$1,024.70	$3.88
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class M	.79%
Actual		$1,000.00	$1,024.50	$4.03
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class C	1.52%
Actual		$1,000.00	$1,022.10	$7.75
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Investment Grade Bond	.45%
Actual		$1,000.00	$1,026.30	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,026.00	$2.55
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 16.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $131,080,351 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGB-ANN-1017
1.703610.120

Fidelity® Intermediate Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	1.11%	1.98%	3.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index performed over the same period.

Period Ending Values
$14,761	Fidelity® Intermediate Bond Fund
$14,463	Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Lead Portfolio Manager Robin Foley and Co-Portfolio Manager Rob Galusza:  We did fairly well for shareholders by keeping the fund positioned in sectors where we have high conviction. For the fiscal year ending August 31, 2017, the fund’s share classes returned 1.11%, outperforming, net of fees, the 0.82% gain of its benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index. Bond returns remained lackluster on an absolute basis, but the fund’s corporate holdings held up far better than Treasuries, which we underweighted. This positioning contributed to benchmark-relative performance. Within corporates, overweighting the bonds of financial institutions strongly added value, particularly banks and real estate investment trusts (REITs). To a lesser extent, overweighting the bonds of industrial companies contributed, particularly an overweighting among the bonds of energy companies. Conversely, an underweighting in technology and picks in the communications industry hurt slightly. Elsewhere, positioning along the yield curve was a plus, as was the decision to hold asset-backed securities and commercial mortgage-backed securities, while holding bonds of any sovereign governments slightly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 30, 2017, David DeBiase joined Rob Galusza as Co-Manager of the fund, succeeding Robin Foley.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	39.8%
AAA	5.9%
AA	5.1%
A	15.1%
BBB	28.4%
BB and Below	4.7%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.9%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	37.8%
AAA	5.5%
AA	4.7%
A	14.7%
BBB	29.6%
BB and Below	6.1%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	49.4%
U.S. Government and U.S. Government Agency Obligations	39.8%
Asset-Backed Securities	3.1%
CMOs and Other Mortgage Related Securities	3.4%
Municipal Bonds	0.5%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 10.0%

As of February 28, 2017*
Corporate Bonds	51.5%
U.S. Government and U.S. Government Agency Obligations	37.8%
Asset-Backed Securities	3.4%
CMOs and Other Mortgage Related Securities	2.5%
Municipal Bonds	0.4%
Other Investments	2.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 11.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.8%
Automobiles - 2.0%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	$6,432	$6,524
Daimler Finance North America LLC:
2.25% 9/3/19 (a)	17,149	17,236
2.85% 1/6/22 (a)	3,657	3,716
General Motors Financial Co., Inc.:
2.4% 4/10/18	6,610	6,634
2.65% 4/13/20	4,423	4,460
3.1% 1/15/19	4,690	4,757
3.15% 1/15/20	6,680	6,816
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,677
2.45% 11/20/19 (a)	6,500	6,554
		60,374
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	3,857	3,916
Household Durables - 0.6%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,326
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,285
4.875% 11/15/25	4,400	4,549
		18,160
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	5,431	5,499
Media - 1.5%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,291
4.5% 2/15/21	1,705	1,833
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,129
4.908% 7/23/25	4,820	5,164
Comcast Corp.:
1.625% 1/15/22	5,124	5,027
5.15% 3/1/20	4,685	5,070
5.7% 5/15/18	355	365
Discovery Communications LLC 3.25% 4/1/23	563	566
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,389
Time Warner Cable, Inc.:
6.75% 7/1/18	7,189	7,468
8.25% 4/1/19	2,550	2,786
Time Warner, Inc. 4.875% 3/15/20	5,060	5,411
		46,499
Multiline Retail - 0.2%
Nordstrom, Inc. 4% 3/15/27	4,685	4,685
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,443
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,285
		6,728

TOTAL CONSUMER DISCRETIONARY		145,861

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.15% 2/1/19	6,585	6,629
2.65% 2/1/21	6,659	6,784
3.3% 2/1/23	7,172	7,440
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	3,580	3,598
		24,451
Food & Staples Retailing - 0.3%
CVS Health Corp.:
2.8% 7/20/20	2,854	2,915
3.5% 7/20/22	1,679	1,756
4.125% 5/15/21	4,367	4,641
		9,312
Food Products - 0.2%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,162
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,546
		7,708
Tobacco - 0.9%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,523
3.5% 6/15/22 (a)	4,810	5,000
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,992
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,242
Reynolds American, Inc.:
3.25% 6/12/20	638	657
4% 6/12/22	2,191	2,324
		26,738

TOTAL CONSUMER STAPLES		68,209

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,564
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,342
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	5,014
		14,920
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,752
BP Capital Markets PLC:
2.315% 2/13/20	4,980	5,037
2.521% 1/15/20	3,410	3,470
3.245% 5/6/22	4,160	4,330
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,306
3.9% 2/1/25	3,400	3,487
Cenovus Energy, Inc. 5.7% 10/15/19	7,250	7,620
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	3,059
ConocoPhillips Co. 2.2% 5/15/20	3,712	3,738
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,334
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,920
2.7% 4/1/19	1,120	1,113
3.875% 3/15/23	3,530	3,437
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,546
Enterprise Products Operating LP:
2.55% 10/15/19	693	699
4.05% 2/15/22	4,350	4,632
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,329
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,672
3.95% 9/1/22	775	807
Kinder Morgan, Inc. 2% 12/1/17	1,246	1,247
MPLX LP 4% 2/15/25	500	511
Petro-Canada 6.05% 5/15/18	1,874	1,931
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,177
4.625% 9/21/23	3,200	3,331
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	3,100	3,105
Shell International Finance BV 2.125% 5/11/20	4,895	4,947
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,185
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	995
4.55% 6/24/24	4,547	4,649
Total Capital International SA 2.125% 1/10/19	8,195	8,252
TransCanada PipeLines Ltd. 3.125% 1/15/19	2,847	2,896
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,525
5.375% 6/1/21	4,300	4,645
Williams Partners LP 4.3% 3/4/24	4,990	5,290
		126,974

TOTAL ENERGY		141,894

FINANCIALS - 20.9%
Banks - 12.1%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,790
2.65% 4/1/19	7,598	7,688
4.2% 8/26/24	3,440	3,623
4.25% 10/22/26	3,412	3,579
4.45% 3/3/26	3,485	3,705
5.875% 1/5/21	5,905	6,589
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,523
4.5% 12/16/25	6,400	6,823
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	4,760	4,762
2.3% 3/5/20 (a)	3,320	3,340
Barclays PLC:
2.75% 11/8/19	2,863	2,897
2.875% 6/8/20	4,810	4,870
3.2% 8/10/21	4,798	4,899
3.25% 1/12/21	3,509	3,586
BNP Paribas 2.375% 9/14/17	6,400	6,401
BNP Paribas SA 2.45% 3/17/19	3,370	3,406
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,686
CIT Group, Inc. 3.875% 2/19/19	7,345	7,510
Citigroup, Inc.:
1.75% 5/1/18	6,000	6,004
2.15% 7/30/18	6,591	6,614
2.7% 3/30/21	6,300	6,387
2.75% 4/25/22	4,500	4,541
2.9% 12/8/21	4,703	4,787
4.6% 3/9/26	3,280	3,501
Citizens Bank NA:
2.45% 12/4/19	6,790	6,851
2.55% 5/13/21	4,261	4,298
2.65% 5/26/22	3,090	3,109
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,339
Comerica, Inc. 2.125% 5/23/19	2,052	2,054
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,402
2.3% 9/6/19	3,440	3,470
2.55% 3/15/21	3,120	3,158
Credit Suisse New York Branch 3% 10/29/21	3,500	3,592
Discover Bank 2% 2/21/18	8,400	8,413
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,274
4.5% 6/1/18	440	449
First Horizon National Corp. 3.5% 12/15/20	7,958	8,218
HBOS PLC 6.75% 5/21/18 (a)	3,004	3,104
HSBC Bank PLC 1.5% 5/15/18 (a)	3,890	3,888
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,890
4% 3/30/22	3,778	4,020
5.1% 4/5/21	4,270	4,679
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,823
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,765
3.15% 3/14/21	4,700	4,837
7% 12/15/20	1,204	1,381
Huntington National Bank 2.2% 4/1/19	4,985	5,010
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,820
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,555
2.35% 1/28/19	7,995	8,073
3.875% 9/10/24	5,168	5,411
4.125% 12/15/26	5,070	5,341
4.5% 1/24/22	4,210	4,577
KeyCorp. 5.1% 3/24/21	4,303	4,724
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,812
2.95% 3/1/21	7,298	7,465
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,105
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,767
MUFG Americas Holdings Corp. 2.25% 2/10/20	3,292	3,314
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,393
PNC Bank NA 2.15% 4/29/21	3,170	3,179
Regions Financial Corp.:
2.75% 8/14/22	4,704	4,731
3.2% 2/8/21	4,701	4,827
Royal Bank of Canada 2.35% 10/30/20	6,360	6,415
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,411
Sumitomo Mitsui Banking Corp. 2.45% 1/10/19	4,000	4,038
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,404
2.934% 3/9/21	4,046	4,134
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,778
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	8,241
2.125% 4/7/21	4,740	4,757
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,113
3% 1/22/21	6,034	6,212
4.3% 7/22/27	4,780	5,095
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,773
2.8% 1/11/22	4,802	4,918
		369,918
Capital Markets - 2.9%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,729
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,921
Goldman Sachs Group, Inc.:
2.625% 1/31/19	7,920	8,002
2.625% 4/25/21	3,282	3,304
5.95% 1/18/18	10,163	10,322
6.15% 4/1/18	3,044	3,120
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,128
Lazard Group LLC 4.25% 11/14/20	1,723	1,830
Merrill Lynch & Co., Inc. 6.875% 4/25/18	5,859	6,049
Moody's Corp. 2.75% 12/15/21	779	792
Morgan Stanley:
2.375% 7/23/19	3,430	3,456
2.5% 4/21/21	5,000	5,034
2.65% 1/27/20	5,010	5,089
3.875% 1/27/26	4,600	4,809
4.875% 11/1/22	3,010	3,278
5.625% 9/23/19	933	1,000
5.75% 1/25/21	4,378	4,864
7.3% 5/13/19	3,668	3,993
S&P Global, Inc. 2.5% 8/15/18	1,947	1,960
UBS AG Stamford Branch 2.375% 8/14/19	7,600	7,677
		88,357
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	1,109	1,140
Ally Financial, Inc. 4.25% 4/15/21	7,800	8,054
Capital One Financial Corp. 2.45% 4/24/19	2,760	2,780
Discover Financial Services:
3.85% 11/21/22	196	204
5.2% 4/27/22	5,287	5,790
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,392
3.336% 3/18/21	7,800	7,990
3.339% 3/28/22	2,657	2,708
4.25% 9/20/22	4,080	4,315
Hyundai Capital America:
2.125% 10/2/17 (a)	1,463	1,463
2.55% 2/6/19 (a)	2,513	2,523
2.6% 3/19/20 (a)	6,620	6,655
2.875% 8/9/18 (a)	1,665	1,679
3% 10/30/20 (a)	6,329	6,408
Synchrony Financial:
3% 8/15/19	1,208	1,226
3.75% 8/15/21	4,450	4,600
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,817
		71,744
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,934
3.875% 8/15/22	3,628	3,751
4.125% 6/15/26	1,347	1,367
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,696
		12,748
Insurance - 3.2%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,153
AIA Group Ltd. 2.25% 3/11/19 (a)	743	744
American International Group, Inc.:
3.3% 3/1/21	5,232	5,415
4.875% 6/1/22	6,517	7,204
Aon Corp. 5% 9/30/20	4,000	4,332
Aon PLC 3.875% 12/15/25	6,215	6,618
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	1,929	1,900
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,110
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,908
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,588
4.8% 7/15/21	4,925	5,381
MassMutual Global Funding II:
2.45% 11/23/20 (a)	4,750	4,802
2.5% 4/13/22 (a)	6,290	6,329
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	4,130	4,108
2.3% 4/10/19(a)	8,370	8,449
2.65% 4/8/22 (a)	7,790	7,917
Pacific LifeCorp 6% 2/10/20 (a)	2,213	2,403
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,182
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,885
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	997
Unum Group:
4% 3/15/24	3,330	3,517
5.625% 9/15/20	5,021	5,506
		99,448

TOTAL FINANCIALS		642,215

HEALTH CARE - 3.3%
Biotechnology - 0.6%
AbbVie, Inc.:
2.5% 5/14/20	4,086	4,138
2.9% 11/6/22	4,110	4,170
3.2% 11/6/22	3,165	3,260
Amgen, Inc. 2.125% 5/1/20	3,530	3,551
Celgene Corp. 2.875% 8/15/20	3,000	3,075
		18,194
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,728
Becton, Dickinson & Co.:
2.675% 12/15/19	890	903
2.894% 6/6/22	4,633	4,653
Danaher Corp. 2.4% 9/15/20	1,130	1,149
Medtronic, Inc. 2.5% 3/15/20	6,790	6,907
		18,340
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22	597	606
Express Scripts Holding Co. 2.25% 6/15/19	5,140	5,163
McKesson Corp. 2.284% 3/15/19	3,330	3,350
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	840
2.125% 3/15/21	4,680	4,701
2.7% 7/15/20	2,557	2,622
2.75% 2/15/23	684	695
3.35% 7/15/22	1,155	1,214
3.875% 10/15/20	5,296	5,593
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,421
4.35% 8/15/20	5,502	5,851
		35,056
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,550
4.15% 2/1/24	918	991
		4,541
Pharmaceuticals - 0.8%
Actavis Funding SCS 3% 3/12/20	6,026	6,150
Mylan N.V. 2.5% 6/7/19	1,677	1,682
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,697
Perrigo Finance PLC 3.5% 12/15/21	351	364
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,979
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	2,393	2,277
2.8% 7/21/23	1,715	1,616
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,607
3.45% 11/13/20	887	922
		25,294

TOTAL HEALTH CARE		101,425

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,368
3.8% 10/7/24 (a)	2,162	2,283
		8,651
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 9/15/17	135	135
6.795% 8/2/18	7	8
6.9% 1/2/18	42	42
Delta Air Lines, Inc. 2.875% 3/13/20	6,200	6,300
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	243	248
8.36% 1/20/19	218	218
		6,951
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,153
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,293
Industrial Conglomerates - 0.5%
Covidien International Finance SA 6% 10/15/17	3,234	3,250
General Electric Co. 2.7% 10/9/22	3,340	3,419
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,744
3% 12/15/20	3,140	3,218
		15,631
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,356
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	936
		9,292
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3.375% 6/1/21	4,710	4,859
3.875% 4/1/21	3,200	3,351
4.75% 3/1/20	2,913	3,094
		11,304

TOTAL INDUSTRIALS		57,275

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,806
Electronic Equipment & Components - 0.5%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,152
3.2% 4/1/24	1,056	1,079
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,937
Tyco Electronics Group SA 6.55% 10/1/17	2,606	2,615
		14,783
IT Services - 0.1%
Visa, Inc. 2.8% 12/14/22	4,670	4,790
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,450

TOTAL INFORMATION TECHNOLOGY		30,829

MATERIALS - 0.6%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.45% 5/1/20 (a)	2,969	2,995
Ecolab, Inc. 1.45% 12/8/17	2,207	2,206
LYB International Finance II BV 3.5% 3/2/27	3,160	3,169
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,341
The Mosaic Co. 4.25% 11/15/23	5,095	5,339
		18,050
REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	731
4.6% 4/1/22	1,262	1,357
American Campus Communities Operating Partnership LP 3.35% 10/1/20	2,428	2,500
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,650
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,152
Camden Property Trust 4.25% 1/15/24	2,807	2,990
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,324
5% 7/1/25	1,529	1,649
DDR Corp.:
3.625% 2/1/25	1,578	1,542
3.9% 8/15/24	431	436
4.25% 2/1/26	2,246	2,267
4.625% 7/15/22	2,211	2,341
Duke Realty LP:
3.625% 4/15/23	1,976	2,054
3.875% 10/15/22	3,009	3,181
Equity One, Inc. 3.75% 11/15/22	8,200	8,523
ERP Operating LP:
4.625% 12/15/21	3,194	3,479
4.75% 7/15/20	2,996	3,200
Federal Realty Investment Trust:
3% 8/1/22	1,518	1,542
5.9% 4/1/20	42	46
HCP, Inc. 4.25% 11/15/23	5,100	5,464
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,654
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,178
3.4% 11/1/22	2,493	2,578
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,209
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,187
4.5% 1/15/25	1,111	1,142
4.5% 4/1/27	3,298	3,348
4.95% 4/1/24	1,104	1,171
5.25% 1/15/26	3,160	3,391
Select Income REIT 2.85% 2/1/18	1,609	1,614
Simon Property Group LP:
2.35% 1/30/22	1,248	1,252
2.625% 6/15/22	4,174	4,224
		81,376
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,106	4,200
Digital Realty Trust LP:
2.75% 2/1/23	2,256	2,261
3.4% 10/1/20	3,292	3,407
3.625% 10/1/22	1,414	1,480
3.95% 7/1/22	2,154	2,286
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,809
Liberty Property LP:
4.125% 6/15/22	1,971	2,088
4.75% 10/1/20	7,111	7,575
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,894
4.5% 4/18/22	1,234	1,270
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,784
Regency Centers LP 3.75% 6/15/24	2,349	2,419
Tanger Properties LP 3.75% 12/1/24	3,076	3,128
Ventas Realty LP 3.125% 6/15/23	885	894
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,592
Washington Prime Group LP 3.85% 4/1/20	4,940	5,048
		49,135

TOTAL REAL ESTATE		130,511

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,130
2.45% 6/30/20	2,237	2,256
2.8% 2/17/21	7,750	7,855
3% 6/30/22	4,920	4,976
3.4% 5/15/25	4,920	4,887
5.875% 10/1/19	287	309
British Telecommunications PLC 2.35% 2/14/19	1,992	2,005
SBA Tower Trust:
3.156% 10/15/20 (a)	4,730	4,777
3.168% 4/9/47 (a)	6,190	6,266
Verizon Communications, Inc.:
1.75% 8/15/21	3,200	3,141
3% 11/1/21	9,890	10,124
5.15% 9/15/23	4,000	4,470
		54,196
UTILITIES - 3.2%
Electric Utilities - 2.0%
Commonwealth Edison Co. 4% 8/1/20	4,400	4,637
Duke Energy Corp. 1.8% 9/1/21	1,793	1,768
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	414
Edison International:
2.95% 3/15/23	1,206	1,229
3.75% 9/15/17	2,938	2,939
Eversource Energy:
2.5% 3/15/21	1,473	1,484
2.8% 5/1/23	4,679	4,741
Exelon Corp.:
2.85% 6/15/20	934	955
3.497% 6/1/22 (b)	2,741	2,841
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,245
IPALCO Enterprises, Inc. 3.7% 9/1/24 (a)	1,226	1,237
LG&E and KU Energy LLC 3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	7,008
6.5% 8/1/18	2,033	2,122
Pacific Gas & Electric Co. 3.25% 9/15/21	662	688
Pennsylvania Electric Co. 6.05% 9/1/17	844	844
PG&E Corp. 2.4% 3/1/19	489	492
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,606
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,281
Southern Co. 2.35% 7/1/21	7,954	7,944
Tampa Electric Co. 5.4% 5/15/21	1,635	1,822
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,826
Wisconsin Electric Power Co. 2.95% 9/15/21	768	792
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,746
		61,681
Gas Utilities - 0.2%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,401
Texas Eastern Transmission LP 6% 9/15/17 (a)	5,603	5,609
		7,010
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	806	814
Southern Power Co. 2.375% 6/1/20	2,294	2,316
		3,130
Multi-Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17	455	459
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,940
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	4,542	4,165
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)(c)	4,221	4,089
2% 8/15/21	1,125	1,110
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,119
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,784
Sempra Energy 2.875% 10/1/22	1,677	1,697
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	3,383	3,273
		26,636

TOTAL UTILITIES		98,457

TOTAL NONCONVERTIBLE BONDS
(Cost $1,447,040)		1,488,922

U.S. Government and Government Agency Obligations - 37.3%
U.S. Government Agency Obligations - 1.5%
Freddie Mac 0.875% 7/19/19	48,070	47,619
U.S. Treasury Obligations - 35.8%
U.S. Treasury Notes:
1.375% 4/30/20	$5,000	$4,997
1.5% 5/15/20	12,429	12,461
1.75% 12/31/20	36,800	37,088
2% 12/31/21	189,300	192,043
2.125% 6/30/22	114,300	116,465
2.125% 5/15/25	243,797	245,765
2.25% 3/31/21	177,700	182,052
2.25% 2/15/27	135,700	137,227
2.375% 8/15/24	163,900	168,503

TOTAL U.S. TREASURY OBLIGATIONS		1,096,601

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,128,350)		1,144,220

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.7%
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	270	279
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	384	405
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	409	434
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	259	270
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	79	84
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	143	150
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	102	107
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	160	170
12 month U.S. LIBOR + 1.818% 3.231% 4/1/35 (b)(c)	1,123	1,187
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	214	223
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	143	151
12 month U.S. LIBOR + 2.253% 2.994% 7/1/35 (b)(c)	241	255
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	1,992	2,104
2.5% 1/1/33	7,033	7,144
5.5% 10/1/17 to 6/1/36	4,568	4,986
6.5% 7/1/32 to 8/1/36	2,241	2,597
7% 8/1/25 to 2/1/32	9	11
7.5% 11/1/22 to 8/1/29	95	107

TOTAL FANNIE MAE		20,664

Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	142	147
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	166	176
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	189	198
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	157	167
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	215	225
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	206	216
4.5% 8/1/18	298	302
5% 3/1/19	408	414
5.5% 3/1/34 to 7/1/35	6,182	6,853
7.5% 7/1/27 to 1/1/33	29	34

TOTAL FREDDIE MAC		8,732

Ginnie Mae - 0.0%
7% 1/15/28 to 11/15/32	1,539	1,814
8% 5/15/22	0	0

TOTAL GINNIE MAE		1,814

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,391)		31,210

Asset-Backed Securities - 3.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	$299	$295
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	153	153
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,500
Series 2015-3 Class A, 1.63% 5/15/20	8,120	8,122
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (b)(c)	15	15
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	40	36
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	22	20
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.2844% 11/25/34 (b)(c)	208	208
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	759	728
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	490	190
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	623	584
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (b)(c)	13	5
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	7,686	7,736
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.3594% 2/25/35 (b)(c)	1,395	1,401
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	3,678	3,682
Capital One Multi-Asset Execution Trust Series 2017-A1 Class A1, 2% 1/17/23	7,787	7,843
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	812	676
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	23	22
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	35	35
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	156	154
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	15	14
Discover Card Master Trust Series 2016-A3 Class A3, 1.85% 10/16/23	4,337	4,340
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	18	17
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	155	151
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,680
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,718
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,198
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (b)(c)	427	418
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	157	91
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	247	234
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	301	291
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	109	102
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	181	167
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	69	63
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (a)	5,774	5,777
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	84	7
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	738	525
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	2,280	1,574
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	124	37
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	65	61
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	92	89
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	693	672
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	26	23
Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 6.4844% 8/25/34 (b)(c)	186	122
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	55	53
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	56	2
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (b)(c)	642	630
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	216	214
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	308	248
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	665	655
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (b)(c)	217	213
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	82	82
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	24	22
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	168	159
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	3,194	3,304
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(d)	1,745	881
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,664
TOTAL ASSET-BACKED SECURITIES
(Cost $88,747)		93,906

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	193	188
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	129	92
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	36	20
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	9	9

TOTAL PRIVATE SPONSOR		309

U.S. Government Agency - 1.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,340	1,385
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	13,017	13,124
Series 2013-16 Class GP, 3% 3/25/33	11,515	11,843
Series 2015-28 Class JE, 3% 5/25/45	8,757	9,001
Series 2016-19 Class AH, 3% 4/25/46	5,639	5,793
Freddie Mac:
Series 3777 Class AC, 3.5% 12/15/25	2,290	2,374
Series 3949 Class MK, 4.5% 10/15/34	1,006	1,079

TOTAL U.S. GOVERNMENT AGENCY		44,599

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,623)		44,908

Commercial Mortgage Securities - 3.4%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	1,156	1,165
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(e)	39	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,133	6,326
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	15	14
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	260	241
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	19	15
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	84	78
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	40	35
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	37	30
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	32	29
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	32	25
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	34	26
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	18	14
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	198	176
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	203	192
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	190	175
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	89	71
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	48	38
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	38	31
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	157	146
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	53	48
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	57	51
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	90	68
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	106	73
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	53	29
Series 2007-4A Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	7	2
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	5,018
Class D, 3.768% 4/10/28 (a)(b)	1,568	1,596
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	61	61
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,541	1,574
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,196	4,364
Series 2013-CR6 Class A4, 3.101% 3/10/46	1,965	2,037
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,929
Series 2014-CR15 Class A2, 2.928% 2/10/47	6,199	6,283
Series 2014-UBS3 Class A2, 2.844% 6/10/47	6,830	6,944
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (a)(b)(c)	615	615
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (a)(b)(c)	599	599
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (a)(b)(c)	1,992	1,992
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	6,240	6,388
Class CFX, 3.3822% 12/15/34 (a)(b)	2,801	2,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,566
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	557	557
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	3	3
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1695% 8/15/46 (b)	1,650	1,783
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,762
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,527
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,858
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	3,484	3,520
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8089% 11/15/26 (a)(b)(c)	3,591	3,566
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,917	2,988
Series 2013-C11 Class A5, 3.071% 3/15/45	3,574	3,693
Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,819
Series 2013-C12 Class A4, 3.198% 3/15/48	4,767	4,951
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $104,142)		104,949

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	11,052
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,547
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,867
TOTAL MUNICIPAL SECURITIES
(Cost $16,375)		16,466

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,980
Province of Quebec 2.375% 1/31/22	6,291	6,391
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,082)		17,371

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.25% 2/13/19	6,545	6,569
Capital One NA 2.95% 7/23/21	3,430	3,487
Compass Bank 2.875% 6/29/22	3,074	3,086
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,592
3.1% 6/4/20	3,441	3,526
Fifth Third Bank 2.875% 10/1/21	3,440	3,521
KeyBank NA 2.35% 3/8/19	4,690	4,738
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,673
PNC Bank NA:
2.2% 1/28/19	3,285	3,307
2.45% 11/5/20	4,458	4,523
2.55% 12/9/21	6,260	6,345
RBS Citizens NA 2.5% 3/14/19	1,899	1,916
Regions Bank 7.5% 5/15/18	1,200	1,246
Regions Financial Corp. 2.25% 9/14/18	3,080	3,092
SunTrust Bank 2.75% 5/1/23	4,300	4,321
Wachovia Bank NA 6% 11/15/17	5,655	5,704
TOTAL BANK NOTES
(Cost $62,856)		63,646
	Shares	Value (000s)

Fixed-Income Funds - 1.0%
Fidelity Specialized High Income Central Fund (f)
(Cost $29,820)	287,130	30,042

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.11% (g)
(Cost $15,777)	15,773,906	15,777
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,986,203)		3,051,417
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,506
NET ASSETS - 100%		$3,064,923

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $305,514,000 or 10.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 instrument

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$175
Fidelity Specialized High Income Central Fund	3,244
Total	$3,419

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$81,194	$3,475	$55,000	$351	$22	$30,042	3.9%
Total	$81,194	$3,475	$55,000	$351	$22	$30,042

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,488,922	$--	$1,488,922	$--
U.S. Government and Government Agency Obligations	1,144,220	--	1,144,220	--
U.S. Government Agency - Mortgage Securities	31,210	--	31,210	--
Asset-Backed Securities	93,906	--	93,025	881
Collateralized Mortgage Obligations	44,908	--	44,908	--
Commercial Mortgage Securities	104,949	--	104,949	--
Municipal Securities	16,466	--	16,466	--
Foreign Government and Government Agency Obligations	17,371	--	17,371	--
Bank Notes	63,646	--	63,646	--
Fixed-Income Funds	30,042	30,042	--	--
Money Market Funds	15,777	15,777	--	--
Total Investments in Securities:	$3,051,417	$45,819	$3,004,717	$881

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	2.7%
Canada	2.4%
Japan	1.7%
Others (Individually Less Than 1%)	3.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,940,606)	$3,005,598
Fidelity Central Funds (cost $45,597)	45,819
Total Investment in Securities (cost $2,986,203)		$3,051,417
Cash		1
Receivable for investments sold		1,370
Receivable for fund shares sold		2,145
Interest receivable		19,636
Distributions receivable from Fidelity Central Funds		14
Other receivables		139
Total assets		3,074,722
Liabilities
Payable for investments purchased	$454
Payable for fund shares redeemed	7,807
Distributions payable	249
Accrued management fee	784
Other affiliated payables	365
Other payables and accrued expenses	140
Total liabilities		9,799
Net Assets		$3,064,923
Net Assets consist of:
Paid in capital		$3,017,587
Undistributed net investment income		3,726
Accumulated undistributed net realized gain (loss) on investments		(21,604)
Net unrealized appreciation (depreciation) on investments		65,214
Net Assets, for 279,808 shares outstanding		$3,064,923
Net Asset Value, offering price and redemption price per share ($3,064,923 ÷ 279,808 shares)		$10.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$85,616
Income from Fidelity Central Funds		3,419
Total income		89,035
Expenses
Management fee	$9,661
Transfer agent fees	3,128
Fund wide operations fee	1,273
Independent trustees' fees and expenses	12
Miscellaneous	11
Total expenses before reductions	14,085
Expense reductions	(2)	14,083
Net investment income (loss)		74,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,874)
Fidelity Central Funds	354
Capital gain distributions from Fidelity Central Funds	231
Total net realized gain (loss)		(3,289)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,256)
Fidelity Central Funds	22
Total change in net unrealized appreciation (depreciation)		(37,234)
Net gain (loss)		(40,523)
Net increase (decrease) in net assets resulting from operations		$34,429

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,952	$86,327
Net realized gain (loss)	(3,289)	9,981
Change in net unrealized appreciation (depreciation)	(37,234)	42,562
Net increase (decrease) in net assets resulting from operations	34,429	138,870
Distributions to shareholders from net investment income	(68,692)	(76,728)
Share transactions
Proceeds from sales of shares	667,856	617,461
Reinvestment of distributions	65,672	73,528
Cost of shares redeemed	(862,360)	(706,256)
Net increase (decrease) in net assets resulting from share transactions	(128,832)	(15,267)
Total increase (decrease) in net assets	(163,095)	46,875
Net Assets
Beginning of period	3,228,018	3,181,143
End of period	$3,064,923	$3,228,018
Other Information
Undistributed net investment income end of period	$3,726	$5,987
Shares
Sold	61,471	56,572
Issued in reinvestment of distributions	6,031	6,748
Redeemed	(79,320)	(64,760)
Net increase (decrease)	(11,818)	(1,440)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$10.85	$10.98	$10.79	$11.13
Income from Investment Operations
Net investment income (loss)A	.261	.297	.276	.281	.269
Net realized and unrealized gain (loss)	(.142)	.188	(.158)	.166	(.367)
Total from investment operations	.119	.485	.118	.447	(.098)
Distributions from net investment income	(.239)	(.265)	(.248)	(.251)	(.242)
Tax return of capital	–	–	–	(.006)	–
Total distributions	(.239)	(.265)	(.248)	(.257)	(.242)
Net asset value, end of period	$10.95	$11.07	$10.85	$10.98	$10.79
Total ReturnB	1.11%	4.53%	1.08%	4.18%	(.91)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.40%	2.73%	2.52%	2.58%	2.43%
Supplemental Data
Net assets, end of period (in millions)	$3,065	$3,228	$3,181	$3,453	$3,495
Portfolio turnover rateE	59%	58%	53%	109%	118%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,719
Gross unrealized depreciation	(4,115)
Net unrealized appreciation (depreciation)	$61,604
Tax Cost	$2,989,813

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(11,130)
Net unrealized appreciation (depreciation) on securities and other investments	$61,604

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(10,279)
No expiration
Short-term	(851)
Total capital loss carryforward	$(11,130)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$68,692	$ 76,728

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $325,017 and $557,161, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $32.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 18, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.45%	$1,000.00	$1,021.30	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 23.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $45,086,232 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IBF-ANN-1017
1.703559.120

Fidelity® Short-Term Bond Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	1.03%	1.08%	1.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Period Ending Values
$11,859	Fidelity® Short-Term Bond Fund
$12,410	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Portfolio Manager Rob Galusza:  I think we did fairly well for shareholders by keeping the fund positioned in sectors where we have high conviction. For the fiscal year ending August 31, 2017, the fund’s share classes returned about 0% to 1%. Most were roughly in line the 0.90% return of the benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. Spreads on corporate securities narrowed, driven in part by a strong technical backdrop. While the decline in spreads supported the performance of the corporate sector, it also made it more challenging to find attractive combinations of risk and return, particularly later in the period. In this environment, bond returns remained lackluster on an absolute basis, but the fund’s corporate holdings held up far better than Treasuries, which the fund underweighted. This positioning contributed to benchmark-relative performance. Within corporates, overweighting the bonds of financial institutions industrial companies added value. Conversely, picks in the energy and financials sectors hurt slightly. Positioning along the yield curve was another plus, as was the decision to hold asset-backed securities. However, not holding bonds of any sovereign governments slightly detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 30, 2017, Julian Potenza joined Rob Galusza as a Co-Manager of the fund, succeeding Robin Foley.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	27.8%
AAA	16.8%
AA	3.1%
A	19.0%
BBB	28.3%
BB and Below	1.1%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	3.6%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	27.3%
AAA	18.4%
AA	3.8%
A	19.1%
BBB	27.2%
BB and Below	1.7%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	49.1%
U.S. Government and U.S. Government Agency Obligations	27.8%
Asset-Backed Securities	13.5%
CMOs and Other Mortgage Related Securities	3.8%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 13.4%

As of February 28, 2017*
Corporate Bonds	49.0%
U.S. Government and U.S. Government Agency Obligations	27.3%
Asset-Backed Securities	15.0%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.2%
Other Investments	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.7%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 2.7%
American Honda Finance Corp.:
1.5% 11/19/18	$9,394	$9,397
1.7% 2/22/19	6,267	6,270
2% 2/14/20	12,600	12,667
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	20,185
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,666
1.65% 3/2/18 (a)	7,774	7,777
1.65% 5/18/18 (a)	11,600	11,604
2.2% 5/5/20 (a)	15,650	15,690
2.3% 1/6/20 (a)	12,000	12,064
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,124
2.4% 4/10/18	13,827	13,878
2.4% 5/9/19	5,000	5,023
2.65% 4/13/20	8,943	9,017
3.15% 1/15/20	2,000	2,041
4.2% 3/1/21	6,000	6,318
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	6,300	6,293
Volkswagen International Finance NV 1.6% 11/20/17 (a)	7,444	7,441
		166,455
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	2,564	2,581
Media - 1.5%
21st Century Fox America, Inc.:
4.5% 2/15/21	20,000	21,499
8.25% 8/10/18	4,320	4,571
CBS Corp. 2.3% 8/15/19	5,200	5,240
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,760
Comcast Corp. 6.3% 11/15/17	12,000	12,112
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	11,307
Time Warner, Inc.:
4.75% 3/29/21	5,980	6,464
6.875% 6/15/18	9,300	9,662
		92,615

TOTAL CONSUMER DISCRETIONARY		261,651

CONSUMER STAPLES - 3.6%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	26,630	26,717
2.65% 2/1/21	22,878	23,308
		50,025
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.9% 7/20/18	16,613	16,658
2.25% 12/5/18	5,000	5,032
		21,690
Food Products - 0.4%
The J.M. Smucker Co. 1.75% 3/15/18	4,056	4,057
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (b)(c)	11,349	11,371
2.65% 8/15/19	6,460	6,545
		21,973
Tobacco - 2.1%
Bat Capital Corp. 2.297% 8/14/20 (a)	12,620	12,668
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 1.7556% 6/15/18 (a)(b)(c)	10,000	10,014
1.85% 6/15/18 (a)	30,000	30,003
2.75% 6/15/20 (a)	12,080	12,273
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	7,701	7,702
2.05% 7/20/18 (a)	25,710	25,721
Philip Morris International, Inc.:
1.375% 2/25/19	15,998	15,931
1.875% 1/15/19	3,400	3,411
Reynolds American, Inc.:
2.3% 6/12/18	2,688	2,698
3.25% 6/12/20	7,781	8,017
		128,438

TOTAL CONSUMER STAPLES		222,126

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	449	452
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,104
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,887
		30,443
Oil, Gas & Consumable Fuels - 2.5%
BP Capital Markets PLC:
1.375% 5/10/18	7,160	7,154
1.674% 2/13/18	8,500	8,507
1.676% 5/3/19	3,128	3,128
2.315% 2/13/20	10,676	10,798
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,475	2,474
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,125
ConocoPhillips Co. 2.2% 5/15/20	2,000	2,014
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,473
Enterprise Products Operating LP:
1.65% 5/7/18	14,703	14,697
2.55% 10/15/19	1,251	1,261
Exxon Mobil Corp. 1.708% 3/1/19	17,000	17,038
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	577
Kinder Morgan, Inc.:
2% 12/1/17	1,900	1,901
3.05% 12/1/19	9,592	9,745
Marathon Petroleum Corp. 2.7% 12/14/18	9,578	9,661
Petro-Canada 6.05% 5/15/18	7,774	8,012
Petroleos Mexicanos 5.5% 2/4/19	6,500	6,789
Shell International Finance BV 2.125% 5/11/20	9,067	9,163
TransCanada PipeLines Ltd.:
1.625% 11/9/17	11,249	11,251
1.875% 1/12/18	12,481	12,486
3.125% 1/15/19	5,527	5,623
		154,418

TOTAL ENERGY		184,861

FINANCIALS - 24.6%
Banks - 13.8%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	20,230	20,328
Bank of America Corp.:
2.25% 4/21/20	5,084	5,108
2.369% 7/21/21 (b)	10,000	10,027
2.6% 1/15/19	20,519	20,723
2.625% 10/19/20	22,200	22,509
2.65% 4/1/19	8,000	8,095
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.7% 3/5/18 (a)	9,024	9,029
Barclays PLC:
2% 3/16/18	6,150	6,156
2.75% 11/8/19	14,000	14,169
3.25% 1/12/21	6,858	7,009
BNP Paribas SA 2.7% 8/20/18	12,311	12,438
BPCE SA 2.5% 12/10/18	18,000	18,169
Capital One NA:
2.35% 8/17/18	10,500	10,552
2.35% 1/31/20	15,650	15,707
Citigroup, Inc.:
1.7% 4/27/18	17,280	17,280
2.05% 6/7/19	31,921	31,988
2.15% 7/30/18	5,750	5,770
2.45% 1/10/20	10,150	10,249
2.5% 9/26/18	12,200	12,290
2.5% 7/29/19	8,367	8,455
2.75% 4/25/22	10,000	10,090
Citizens Bank NA:
2.25% 3/2/20	12,000	12,052
2.45% 12/4/19	1,240	1,251
2.55% 5/13/21	10,093	10,181
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,546
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,591
Credit Suisse New York Branch 1.75% 1/29/18	15,547	15,556
Discover Bank:
2% 2/21/18	20,473	20,505
2.6% 11/13/18	7,250	7,309
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,300
4.5% 6/1/18	5,894	6,015
Fifth Third Bank 2.15% 8/20/18	7,388	7,424
HSBC Holdings PLC 2.95% 5/25/21	12,415	12,673
HSBC U.S.A., Inc.:
1.7% 3/5/18	7,947	7,952
2.625% 9/24/18	6,383	6,450
Huntington National Bank:
2% 6/30/18	12,100	12,140
2.375% 3/10/20	12,000	12,113
ING Bank NV:
3 month U.S. LIBOR + 0.690% 1.9886% 10/1/19 (a)(b)(c)	5,200	5,237
1.8% 3/16/18 (a)	16,562	16,584
ING Groep NV 3.15% 3/29/22	12,250	12,549
Intesa Sanpaolo SpA 3.875% 1/16/18	7,000	7,047
JPMorgan Chase & Co.:
1.7% 3/1/18	20,725	20,732
2.2% 10/22/19	3,329	3,361
2.25% 1/23/20	4,447	4,484
2.35% 1/28/19	11,485	11,597
2.55% 10/29/20	4,750	4,820
KeyBank NA 1.7% 6/1/18	9,131	9,141
La Caisse Centrale 1.75% 1/29/18 (a)	8,185	8,193
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	12,290	12,571
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.640% 1.9356% 3/26/18 (a)(b)(c)	8,050	8,068
1.55% 10/17/17 (a)	20,676	20,676
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,790	1,790
2.25% 2/10/20	4,073	4,101
Nordea Bank AB 1.875% 9/17/18 (a)	11,200	11,224
PNC Bank NA 1.8% 11/5/18	11,500	11,524
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,822
3.2% 2/8/21	6,820	7,002
Royal Bank of Canada:
1.5% 6/7/18	12,000	11,997
1.5% 7/29/19	12,690	12,624
2.125% 3/2/20	15,000	15,102
2.2% 7/27/18	7,079	7,119
Sumitomo Mitsui Banking Corp.:
1.75% 1/16/18	17,645	17,660
2.05% 1/18/19	16,150	16,208
SunTrust Bank 2.25% 1/31/20	25,000	25,164
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,848
2.25% 11/5/19	13,700	13,830
2.5% 12/14/20	9,901	10,067
Wells Fargo & Co.:
1.5% 1/16/18	30,480	30,481
2.6% 7/22/20	17,500	17,789
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,956
2.15% 3/6/20	12,400	12,497
		853,064
Capital Markets - 4.3%
CBOE Holdings, Inc. 1.95% 6/28/19	11,637	11,642
Deutsche Bank AG 2.7% 7/13/20	15,500	15,596
Deutsche Bank AG London Branch:
1.875% 2/13/18	8,123	8,129
2.5% 2/13/19	1,000	1,005
2.85% 5/10/19	16,350	16,534
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.0364% 12/13/19 (b)(c)	15,000	15,105
1.748% 9/15/17	22,837	22,839
1.95% 7/23/19	12,000	12,010
2% 4/25/19	9,100	9,114
2.375% 1/22/18	13,689	13,728
2.55% 10/23/19	15,830	16,018
2.625% 1/31/19	20,185	20,393
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,297	4,335
2.75% 12/1/20	7,267	7,430
Moody's Corp.:
2.75% 7/15/19	12,276	12,466
2.75% 12/15/21	1,564	1,590
Morgan Stanley:
2.375% 7/23/19	5,730	5,774
2.5% 1/24/19	15,000	15,141
2.625% 11/17/21	14,942	15,062
2.65% 1/27/20	12,000	12,190
S&P Global, Inc. 2.5% 8/15/18	3,751	3,775
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	15,316
UBS AG Stamford Branch 2.375% 8/14/19	9,006	9,098
		264,290
Consumer Finance - 3.8%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,830
2.2% 3/3/20	10,275	10,358
2.25% 5/5/21	9,000	9,043
2.6% 9/14/20	16,520	16,823
Capital One Financial Corp.:
2.45% 4/24/19	6,180	6,226
2.5% 5/12/20	10,000	10,090
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,687
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,966
2.24% 6/15/18	7,891	7,921
2.262% 3/28/19	20,170	20,271
2.425% 6/12/20	10,000	10,023
2.597% 11/4/19	10,000	10,093
2.681% 1/9/20	9,933	10,033
3.336% 3/18/21	25,885	26,516
Hyundai Capital America:
2% 3/19/18 (a)	7,774	7,780
2% 7/1/19 (a)	9,125	9,071
2.125% 10/2/17 (a)	9,137	9,139
2.875% 8/9/18 (a)	583	588
Synchrony Financial:
2.6% 1/15/19	20,271	20,416
3% 8/15/19	6,020	6,107
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,628
1.95% 4/17/20	12,100	12,158
		234,767
Diversified Financial Services - 0.1%
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,167
Insurance - 2.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,159
AFLAC, Inc. 2.4% 3/16/20	13,291	13,470
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	8,009
American International Group, Inc.:
2.3% 7/16/19	25,278	25,468
5.85% 1/16/18	7,518	7,629
Aon Corp. 5% 9/30/20	5,671	6,142
Assurant, Inc. 2.5% 3/15/18	7,873	7,902
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	7,356	7,417
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	15,958	15,961
2.05% 6/12/20 (a)	15,230	15,287
New York Life Global Funding 1.55% 11/2/18 (a)	12,260	12,271
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,767
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,640
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	17,025
		158,147

TOTAL FINANCIALS		1,515,435

HEALTH CARE - 4.7%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	15,781	15,797
2.5% 5/14/20	15,888	16,091
Amgen, Inc. 2.2% 5/22/19	8,204	8,251
Celgene Corp. 2.125% 8/15/18	5,502	5,526
		45,665
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories 2.35% 11/22/19	18,475	18,638
Becton, Dickinson & Co. 2.404% 6/5/20	16,230	16,317
Medtronic, Inc. 1.5% 3/15/18	9,841	9,841
Zimmer Biomet Holdings, Inc. 2% 4/1/18	13,880	13,899
		58,695
Health Care Providers & Services - 0.3%
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,770
UnitedHealth Group, Inc. 1.9% 7/16/18	10,738	10,770
WellPoint, Inc. 1.875% 1/15/18	3,692	3,693
		16,233
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	3,048	3,060
Pharmaceuticals - 2.7%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (b)(c)	15,958	16,017
3% 3/12/20	15,452	15,770
3.45% 3/15/22	11,000	11,428
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	13,200	13,200
Mylan N.V.:
2.5% 6/7/19	17,230	17,286
3% 12/15/18	8,000	8,083
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,181
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	20,000	19,940
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	25,000	24,815
1.7% 7/19/19	14,682	14,349
2.2% 7/21/21	10,000	9,517
Zoetis, Inc.:
1.875% 2/1/18	13,114	13,114
3.45% 11/13/20	1,708	1,776
		167,476

TOTAL HEALTH CARE		291,129

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp. 1.85% 11/23/18	17,352	17,370
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,146
		22,516
Airlines - 0.3%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc. 2.875% 3/13/20	15,450	15,698
		15,703
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,785
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,764
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	7,802	7,815
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18	3,138	3,142
2.125% 1/15/20	6,030	6,035
2.625% 9/4/18	5,039	5,081
International Lease Finance Corp. 5.875% 4/1/19	11,225	11,881
		26,139

TOTAL INDUSTRIALS		80,722

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.65% 6/15/18	11,600	11,621
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
1.55% 9/15/17	10,803	10,803
2.2% 4/1/20	15,000	15,070
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	14,093
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,396
		41,362
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	9,469	9,495
3.65% 8/22/18	3,751	3,818
		13,313
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.:
3 month U.S. LIBOR + 1.740% 3.0407% 10/5/17 (b)(c)	13,030	13,043
2.85% 10/5/18	16,730	16,905
		29,948

TOTAL INFORMATION TECHNOLOGY		96,244

MATERIALS - 0.7%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	17,050	17,064
Ecolab, Inc.:
1.45% 12/8/17	3,704	3,703
1.55% 1/12/18	12,134	12,132
Sherwin-Williams Co. 1.35% 12/15/17	5,980	5,972
		38,871
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.3% 11/14/17	3,998	3,998

TOTAL MATERIALS		42,869

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Boston Properties, Inc. 3.7% 11/15/18	9,650	9,831
ERP Operating LP 2.375% 7/1/19	7,103	7,174
Health Care REIT, Inc.:
2.25% 3/15/18	2,747	2,752
4.7% 9/15/17	6,357	6,362
Select Income REIT 2.85% 2/1/18	5,193	5,208
		31,327
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,648
3.4% 10/1/20	9,129	9,449
Mack-Cali Realty LP 2.5% 12/15/17	4,847	4,852
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,341	4,345
Washington Prime Group LP 3.85% 4/1/20	9,340	9,544
		32,838

TOTAL REAL ESTATE		64,165

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,327
2.45% 6/30/20	13,309	13,423
British Telecommunications PLC 2.35% 2/14/19	11,567	11,643
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,370
Verizon Communications, Inc. 4.5% 9/15/20	12,500	13,409
		53,172
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 1.5% 2/19/18	6,383	6,383

TOTAL TELECOMMUNICATION SERVICES		59,555

UTILITIES - 3.4%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	9,866	9,867
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,743
2.1% 6/15/18	13,883	13,921
Edison International 2.125% 4/15/20	15,000	15,079
Eversource Energy 1.45% 5/1/18	1,897	1,896
Exelon Corp.:
2.85% 6/15/20	6,843	6,993
3.497% 6/1/22 (b)	5,555	5,759
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,591
Pacific Gas & Electric Co. 5.625% 11/30/17	11,071	11,175
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,647
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,007
Southern Co. 1.85% 7/1/19	16,250	16,263
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9041% 4/10/18 (b)(c)	13,000	13,017
		105,958
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,701
2.7% 6/15/21	1,671	1,688
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,000	7,100
Southern Power Co.:
1.5% 6/1/18	9,011	8,999
1.85% 12/1/17	2,439	2,440
		21,928
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co. 2% 11/15/18	7,527	7,555
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,289
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,389	5,858
1.6% 8/15/19	4,062	4,034
1.875% 1/15/19	15,000	15,005
1.9% 6/15/18	9,703	9,721
2.5% 12/1/19	10,591	10,715
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	6,023
Sempra Energy 1.625% 10/7/19	10,647	10,599
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,468
		83,267

TOTAL UTILITIES		211,153

TOTAL NONCONVERTIBLE BONDS
(Cost $3,019,116)		3,029,910

U.S. Government and Government Agency Obligations - 25.1%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.875% 8/2/19	$30,311	$30,012
1% 2/26/19	75,198	74,824
1.125% 12/14/18	158	158
1.875% 9/18/18	114	115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		105,109

U.S. Treasury Obligations - 23.4%
U.S. Treasury Notes:
0.75% 7/15/19	262,042	259,278
0.875% 9/15/19	35,859	35,531
1.375% 3/31/20	632,454	632,337
1.375% 4/30/20	75,030	74,989
1.5% 5/15/20	398,961	399,974
1.5% 8/15/20	42,000	42,080

TOTAL U.S. TREASURY OBLIGATIONS		1,444,189

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,551,174)		1,549,298

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 1.0%
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (b)(c)	464	482
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (b)(c)	1,475	1,515
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (b)(c)	583	607
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (b)(c)	845	867
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (b)(c)	2,102	2,191
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (b)(c)	872	907
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (b)(c)	948	989
12 month U.S. LIBOR + 1.597% 3.041% 11/1/34 (b)(c)	448	470
12 month U.S. LIBOR + 1.640% 3.127% 10/1/35 (b)(c)	2,563	2,688
12 month U.S. LIBOR + 1.674% 3.301% 2/1/35 (b)(c)	788	824
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	864	897
12 month U.S. LIBOR + 1.685% 3.353% 2/1/40 (b)(c)	1,347	1,425
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	558	576
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	897	947
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	663	703
12 month U.S. LIBOR + 1.750% 3.347% 1/1/40 (b)(c)	854	888
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	1,917	2,014
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	180	188
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	150	159
12 month U.S. LIBOR + 1.800% 3.05% 9/1/41 (b)(c)	1,555	1,620
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	826	877
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	536	558
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	178	189
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	190	200
12 month U.S. LIBOR + 1.810% 3.439% 2/1/40 (b)(c)	427	448
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	216	226
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	2,749	2,885
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	333	353
12 month U.S. LIBOR + 1.818% 3.231% 4/1/35 (b)(c)	1,056	1,116
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	439	458
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	300	319
12 month U.S. LIBOR + 1.835% 3.572% 3/1/40 (b)(c)	746	783
12 month U.S. LIBOR + 2.207% 2.962% 5/1/35 (b)(c)	765	808
12 month U.S. LIBOR + 2.253% 2.994% 7/1/35 (b)(c)	1,179	1,248
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	414	438
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.913% 12/1/34 (b)(c)	346	366
U.S. TREASURY 1 YEAR INDEX + 2.360% 2.982% 11/1/34 (b)(c)	2,646	2,808
3.5% 1/1/26 to 9/1/29	19,090	20,011
4.5% 6/1/19 to 7/1/20	49	50
5.5% 10/1/17 to 11/1/34	6,859	7,567
7% 11/1/18	0	0
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		62,666

Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.630% 3.08% 11/1/35 (b)(c)	380	396
12 month U.S. LIBOR + 1.785% 3.529% 4/1/40 (b)(c)	531	555
12 month U.S. LIBOR + 1.822% 3.375% 8/1/36 (b)(c)	346	366
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	1,656	1,737
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	292	304
12 month U.S. LIBOR + 1.880% 3.148% 9/1/41 (b)(c)	489	514
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	345	366
12 month U.S. LIBOR + 1.880% 3.571% 8/1/41 (b)(c)	810	844
12 month U.S. LIBOR + 1.905% 3.613% 2/1/40 (b)(c)	533	560
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	602	633
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	389	407
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	329	349
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	446	467
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	422	441
3.5% 8/1/26	9,979	10,455
4% 6/1/24 to 4/1/26	4,488	4,742
4.5% 8/1/18 to 11/1/18	838	849
5% 4/1/20	335	341
8.5% 5/1/26 to 7/1/28	100	117

TOTAL FREDDIE MAC		24,443

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	658	768
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $86,921)		87,877

Asset-Backed Securities - 13.5%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$751	$769
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	380	375
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	34	34
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,328
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	23,369	23,368
Series 2014-5 Class A2, 1.6% 10/15/19	22,911	22,913
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 1.7956% 1/15/21 (b)(c)	10,000	10,049
Series 2015-3 Class A, 1.63% 5/15/20	12,160	12,163
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,393
Series 2017-3 Class A, 1.1644% 11/15/22	12,660	12,684
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	336	336
Series 2015-2 Class A3, 1.27% 1/8/20	3,570	3,569
Series 2016-1 Class A3, 1.81% 10/8/20	6,338	6,347
Series 2016-2 Class A2A, 1.42% 10/8/19	2,442	2,442
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	53	47
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	330	312
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	124	119
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	647	251
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6044% 3/25/36 (b)(c)	4	2
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,637
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,918
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,930	8,883
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,385	7,392
Capital One Multi-Asset Execution Trust:
Series 2015-A5 Class A5, 1.6% 5/17/21	1,500	1,501
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,670
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,671
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,395
Series 2017-A1 Class A1, 2% 1/17/23	12,000	12,087
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	5,256	5,259
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,167
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	5,005
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	1,073	893
Chase Issuance Trust:
Series 2015-A7 Class A7, 1.62% 7/15/20	10,463	10,478
Series 2016-A2 Class A, 1.37% 6/15/21	16,440	16,374
Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,755
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	10,824	10,856
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	1,548	1,548
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	7,617	7,611
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	2,622	2,622
Citibank Credit Card Issuance Trust:
Series 2017-A2 Class A2, 1.74% 1/19/21	15,722	15,766
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	14,145
Series 2017-A8 Class A8, 1.88% 8/8/22	15,000	15,052
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.7344% 7/25/34 (b)(c)	261	232
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	31	29
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	45	45
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	35	35
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	179	173
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,284
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	22,093
Series 2016-A1 Class A1, 1.64% 7/15/21	11,630	11,648
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,550
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	769	769
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	2,284	2,283
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	5,872	5,870
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	8,036	8,078
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.6589% 5/28/35 (b)(c)	531	489
Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	245	236
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.4094% 8/25/34 (b)(c)	174	169
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	5,785	5,824
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,253
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,885
Series 2015-C Class A3, 1.41% 2/15/20	7,205	7,201
Series 2016-B Class A3, 1.33% 10/15/20	9,231	9,209
Series 2017-A Class A3, 1.67% 6/15/21	11,089	11,101
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	8,691	8,689
Series 2015-4 Class A1, 1.77% 8/15/20	9,880	9,897
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,830
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,977
Fremont Home Loan Trust:
Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.7344% 11/25/34 (b)(c)	10	0
Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9694% 1/25/35 (b)(c)	565	552
Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	207	121
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.6972% 2/25/47 (a)(b)(c)	253	239
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	48	47
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	17	16
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	29	27
Class D, 1 month U.S. LIBOR + 0.750% 1.9767% 11/15/34 (a)(b)(c)	11	10
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	4,072	4,072
Series 2015-2 Class A3, 1.68% 12/20/18	6,404	6,408
Series 2016-2 Class A2A, 1.28% 10/22/18	5,633	5,628
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,712
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	16,253	16,262
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	10,042
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,969
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 2.9344% 6/25/34 (b)(c)	132	127
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	5,488	5,481
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	728	518
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	6,238	6,239
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	5,614	5,613
Hyundai Auto Receivables Trust Series 2015-C Class A3, 1.46% 2/18/20	8,760	8,759
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,862
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	359	248
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 1 month U.S. LIBOR + 0.150% 1.3844% 7/25/36 (b)(c)	5,059	2,645
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	221	66
Mercedes Benz Auto Lease Trust Series 2015-B Class A3, 1.34% 7/16/18	3,210	3,209
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	12,958	12,906
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	15	14
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	19	18
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	1	1
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	423	410
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	369	329
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	33	32
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	73	70
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	74	2
Nationstar HECM Loan Trust Series 2016-3A Class A, 2.0125% 8/25/26 (a)	8,074	8,059
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.7144% 3/25/66 (a)(b)(c)	8,470	8,487
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	6,747	6,733
Series 2016-B Class A3, 1.32% 1/15/21	7,401	7,376
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,959
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,118
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	1,235	1,225
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	2,660	2,634
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	1,212	978
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	845	832
Prosper Marketplace Issuance Trust Series 2017-2A Class A, 2.42% 9/15/23 (a)	12,546	12,568
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	3	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.0294% 3/25/35 (b)(c)	287	282
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	7,254	7,230
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,973
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	711	710
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.1156% 9/15/33 (b)(c)	1,366	1,361
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 2.9594% 9/25/34 (b)(c)	26	24
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	11,000	11,011
Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,607
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	4,560	4,556
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	340	322
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	5,865	5,855
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	7,607	7,570
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7098% 4/6/42 (a)(b)(c)(d)	261	132
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,814
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,873
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,430
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	5,399	5,401
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,299	1,302
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	8,182	8,183
TOTAL ASSET-BACKED SECURITIES
(Cost $830,546)		830,304

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.2057% 5/27/35 (a)(b)	2,225	2,238
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	191	186
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (a)(b)(c)	16,950	16,923
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	81	58
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	12	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	11	11

TOTAL PRIVATE SPONSOR		19,422

U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/45 (b)(c)	16,947	16,929
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	2,247	2,323
planned amortization class Series 2012-94 Class E, 3% 6/25/22	822	831
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	365	410
Series 2009-31 Class A, 4% 2/25/24	42	42
Series 2016-27:
Class HK, 3% 1/25/41	14,870	15,275
Class KG, 3% 1/25/40	7,562	7,769
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.5844% 7/25/46 (b)(c)	18,027	18,081
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	1,688	1,810
Series 4221-CLS Class GA, 1.4% 7/15/23	7,102	7,022
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	9,824	9,901

TOTAL U.S. GOVERNMENT AGENCY		80,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,160)		99,815

Commercial Mortgage Securities - 3.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(f)	145	1
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	10,135	10,128
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	5,979	5,951
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4089% 5/15/32 (a)(b)(c)	7,555	7,555
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.5094% 12/25/33 (a)(b)(c)	17	16
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	1,411	1,307
Class B1, 1 month U.S. LIBOR + 1.400% 2.6344% 1/25/36 (a)(b)(c)	58	47
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	449	416
Class M2, 1 month U.S. LIBOR + 0.470% 1.7044% 1/25/36 (a)(b)(c)	159	141
Class M3, 1 month U.S. LIBOR + 0.500% 1.7344% 1/25/36 (a)(b)(c)	200	165
Class M4, 1 month U.S. LIBOR + 0.610% 1.8444% 1/25/36 (a)(b)(c)	109	99
Class M5, 1 month U.S. LIBOR + 0.650% 1.8844% 1/25/36 (a)(b)(c)	109	83
Class M6, 1 month U.S. LIBOR + 0.700% 1.9344% 1/25/36 (a)(b)(c)	110	85
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6644% 10/25/36 (a)(b)(c)	20	16
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	797	706
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	160	150
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	150	138
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	72	57
Class M2, 1 month U.S. LIBOR + 0.410% 1.6261% 7/25/37 (a)(b)(c)	40	32
Class M3, 1 month U.S. LIBOR + 0.490% 1.7061% 7/25/37 (a)(b)(c)	31	26
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	207	193
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	156	140
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	167	149
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	271	207
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	425	291
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	156	85
Series 2007-4A:
Class A2, 1 month U.S. LIBOR + 0.550% 1.7844% 9/25/37 (a)(b)(c)	2,128	1,480
Class M1, 1 month U.S. LIBOR + 0.950% 2.1844% 9/25/37 (a)(b)(c)	20	7
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	12,872	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW18 Class A4, 5.7% 6/11/50	2,200	2,202
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	10,143	10,132
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2% 7/15/28 (a)(b)(c)	9,099	9,101
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1% 7/15/19 (a)(b)(c)	8,384	8,384
Series 2013-GC11 Class A1, 0.754% 4/10/46	111	111
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	9,144
Series 2014-CR18 Class ASB, 3.452% 7/15/47	14,774	15,486
Series 2012-CR4 Class ASB, 2.436% 10/15/45	7,308	7,403
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,530	1,551
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.1552% 12/10/49 (b)	6,178	6,173
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	4,461	4,431
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (a)(b)(c)	1,592	1,592
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (a)(b)(c)	1,552	1,552
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (a)(b)(c)	4,427	4,427
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9756% 7/15/32 (a)(b)(c)	12,462	12,480
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	2,445	2,444
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	3,326	3,332
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	2,631	2,628
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,653
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-FL5 Class A, 1 month U.S. LIBOR + 0.980% 2.1389% 7/15/31 (a)(b)(c)	2,907	2,911
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	5,021	5,075
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	4,543	4,562
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,438	1,439
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (a)(b)(c)	4,327	4,340
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	7,273	7,272
Series 2016-C32 Class A1, 1.968% 12/15/49	4,399	4,398
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8089% 11/15/26 (a)(b)(c)	7,192	7,141
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	637	636
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5756% 6/15/29 (a)(b)(c)	7,734	7,758
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	5,436	5,437
Series 2016-LC25 Class A1, 1.795% 12/15/59	4,006	3,993
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	3,159	3,159
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,360	1,391
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	9,202
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,641
Series 2013-C13 Class A1, 0.778% 5/15/45	390	389
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $216,323)		212,641

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $11,920)	11,500	11,968

Foreign Government and Government Agency Obligations - 0.1%
Ontario Province 1.25% 6/17/19 (Cost $8,920)	$9,000	$8,935

Bank Notes - 1.9%
Citibank NA 2.1% 6/12/20	15,430	15,514
Citizens Bank NA 2.3% 12/3/18	10,896	10,951
Discover Bank 3.1% 6/4/20	5,758	5,899
Fifth Third Bank 2.375% 4/25/19	7,425	7,504
KeyBank NA:
1.65% 2/1/18	$4,758	$4,760
2.25% 3/16/20	3,604	3,633
2.35% 3/8/19	6,000	6,061
2.5% 12/15/19	4,770	4,833
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,089
PNC Bank NA:
1.45% 7/29/19	12,033	11,970
1.5% 2/23/18	8,053	8,054
1.95% 3/4/19	11,500	11,536
RBS Citizens NA 2.5% 3/14/19	3,813	3,847
Regions Bank 7.5% 5/15/18	994	1,032
Regions Financial Corp. 2.25% 9/14/18	17,720	17,789
TOTAL BANK NOTES
(Cost $113,981)		114,472

Commercial Paper - 0.3%
Vodafone Group PLC yankee:
1.6% 9/5/17	5,000	4,999
1.6% 9/12/17	15,000	14,993
TOTAL COMMERCIAL PAPER
(Cost $19,992)		19,992
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (g)
(Cost $23,070)	23,065,224	23,070
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 2.5%
With:
Credit Suisse Securities (U.S.A.) LLC at:
1.47%, dated 5/8/17 due 9/5/17 (Collateralized by Corporate Obligations valued at $21,705,386, 5.38% - 10.13%, 3/1/22 - 6/15/25)	20,098	20,000
1.5%, dated 5/30/17 due 10/4/17 (Collateralized by Corporate Obligations valued at $26,021,682, 6.38% - 7.63%, 12/15/21 - 11/15/28)	24,127	24,000
Mizuho Securities U.S.A., Inc. at:
2.35%, dated 8/11/17 due 2/7/18 (Collateralized by Corporate Obligations valued at $24,331,761, 3.50% - 8.00%, 6/8/23 - 6/15/47)	23,270	23,002
2.36%, dated 8/28/17 due 2/28/18 (Collateralized by Corporate Obligations valued at $47,300,749, 2.04% - 8.50%, 5/12/20 - 8/14/58)	45,543	45,006
Morgan Stanley & Co., Inc. at 1.96%, dated:
6/13/17 due 9/13/17 (Collateralized by U.S. Treasury Obligations valued at $20,488,338, 2.06% - 8.74%, 3/31/24 - 8/20/38)(b)(c)(h)	20,100	20,000
8/10/17 due 11/10/17 (Collateralized by Equity Securities valued at $11,894,288)(b)(c)(h)	11,055	11,001
8/17/17 due 11/10/17 (Collateralized by Municipal Bond Obligations valued at $11,559,433, 0.00% - 5.50%, 12/1/17 - 1/15/55)(b)(c)(h)	11,051	11,001
TOTAL CASH EQUIVALENTS
(Cost $154,000)		154,010
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $6,136,123)		6,142,292
NET OTHER ASSETS (LIABILITIES) - 0.4%		26,393
NET ASSETS - 100%		$6,168,685

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,433,000 or 13.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 instrument

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$399
Total	$399

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,029,910	$--	$3,029,910	$--
U.S. Government and Government Agency Obligations	1,549,298	--	1,549,298	--
U.S. Government Agency - Mortgage Securities	87,877	--	87,877	--
Asset-Backed Securities	830,304	--	830,172	132
Collateralized Mortgage Obligations	99,815	--	99,815	--
Commercial Mortgage Securities	212,641	--	212,641	--
Municipal Securities	11,968	--	11,968	--
Foreign Government and Government Agency Obligations	8,935	--	8,935	--
Bank Notes	114,472	--	114,472	--
Commercial Paper	19,992	--	19,992	--
Money Market Funds	23,070	23,070	--	--
Cash Equivalents	154,010	--	154,010	--
Total Investments in Securities:	$6,142,292	$23,070	$6,119,090	$132

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
United Kingdom	3.4%
Netherlands	2.7%
Canada	2.3%
Japan	1.3%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $154,010) — See accompanying schedule: Unaffiliated issuers (cost $6,113,053)	$6,119,222
Fidelity Central Funds (cost $23,070)	23,070
Total Investment in Securities (cost $6,136,123)		$6,142,292
Receivable for investments sold		1,739
Receivable for fund shares sold		7,255
Interest receivable		27,300
Distributions receivable from Fidelity Central Funds		44
Other receivables		73
Total assets		6,178,703
Liabilities
Payable for investments purchased	$39
Payable for fund shares redeemed	6,868
Distributions payable	580
Accrued management fee	1,594
Transfer agent fee payable	553
Distribution and service plan fees payable	90
Other affiliated payables	220
Other payables and accrued expenses	74
Total liabilities		10,018
Net Assets		$6,168,685
Net Assets consist of:
Paid in capital		$6,308,016
Undistributed net investment income		5,324
Accumulated undistributed net realized gain (loss) on investments		(150,824)
Net unrealized appreciation (depreciation) on investments		6,169
Net Assets		$6,168,685
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($170,217 ÷ 19,694 shares)		$8.64
Maximum offering price per share (100/98.50 of $8.64)		$8.77
Class M:
Net Asset Value and redemption price per share ($81,345 ÷ 9,411 shares)		$8.64
Maximum offering price per share (100/98.50 of $8.64)		$8.77
Class C:
Net Asset Value and offering price per share ($69,098 ÷ 8,000 shares)(a)		$8.64
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($5,423,302 ÷ 627,727 shares)		$8.64
Class I:
Net Asset Value, offering price and redemption price per share ($424,723 ÷ 49,138 shares)		$8.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2017
Investment Income
Interest		$101,409
Income from Fidelity Central Funds		399
Total income		101,808
Expenses
Management fee	$19,685
Transfer agent fees	6,823
Distribution and service plan fees	1,187
Fund wide operations fee	2,605
Independent trustees' fees and expenses	25
Miscellaneous	23
Total expenses before reductions	30,348
Expense reductions	(18)	30,330
Net investment income (loss)		71,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,802)
Fidelity Central Funds	4
Total net realized gain (loss)		(7,798)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,686
Total change in net unrealized appreciation (depreciation)		1,686
Net gain (loss)		(6,112)
Net increase (decrease) in net assets resulting from operations		$65,366

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,478	$56,267
Net realized gain (loss)	(7,798)	12,249
Change in net unrealized appreciation (depreciation)	1,686	27,271
Net increase (decrease) in net assets resulting from operations	65,366	95,787
Distributions to shareholders from net investment income	(71,099)	(53,120)
Share transactions - net increase (decrease)	(631,874)	1,485,788
Total increase (decrease) in net assets	(637,607)	1,528,455
Net Assets
Beginning of period	6,806,292	5,277,837
End of period	$6,168,685	$6,806,292
Other Information
Undistributed net investment income end of period	$5,324	$6,164

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class A

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.082	.009
Net realized and unrealized gain (loss)	(.011)	(.001)C
Total from investment operations	.071	.008
Distributions from net investment income	(.081)	(.008)
Total distributions	(.081)	(.008)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E,F	.83%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%	.67%I
Expenses net of fee waivers, if any	.65%	.67%I
Expenses net of all reductions	.65%	.67%I
Net investment income (loss)	.94%	.79%I
Supplemental Data
Net assets, end of period (in millions)	$170	$208
Portfolio turnover rateJ	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class M

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.081	.009
Net realized and unrealized gain (loss)	(.011)	(.001)C
Total from investment operations	.070	.008
Distributions from net investment income	(.080)	(.008)
Total distributions	(.080)	(.008)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E,F	.81%	.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.66%	.70%I
Expenses net of fee waivers, if any	.66%	.70%I
Expenses net of all reductions	.66%	.70%I
Net investment income (loss)	.93%	.76%I
Supplemental Data
Net assets, end of period (in millions)	$81	$96
Portfolio turnover rateJ	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class C

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.007	(.001)
Net realized and unrealized gain (loss)	(.006)	.002
Total from investment operations	.001	.001
Distributions from net investment income	(.011)	(.001)
Total distributions	(.011)	(.001)
Net asset value, end of period	$8.64	$8.65
Total ReturnC,D,E	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%	1.53%H
Expenses net of all reductions	1.51%	1.53%H
Net investment income (loss)	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$69	$84
Portfolio turnover rateI	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.58	$8.60	$8.55	$8.59
Income from Investment Operations
Net investment income (loss)A	.099	.087	.091	.082	.073
Net realized and unrealized gain (loss)	(.011)	.065	(.029)	.047	(.043)
Total from investment operations	.088	.152	.062	.129	.030
Distributions from net investment income	(.098)	(.082)	(.082)	(.079)	(.070)
Total distributions	(.098)	(.082)	(.082)	(.079)	(.070)
Net asset value, end of period	$8.64	$8.65	$8.58	$8.60	$8.55
Total ReturnB	1.03%	1.79%	.72%	1.51%	.35%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.15%	1.01%	1.06%	.96%	.85%
Supplemental Data
Net assets, end of period (in millions)	$5,423	$5,894	$5,278	$6,386	$7,251
Portfolio turnover rateE	56%	138%F	83%G	76%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short-Term Bond Fund Class I

Years ended August 31,	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.094	.011
Net realized and unrealized gain (loss)	(.010)	(.001)C
Total from investment operations	.084	.010
Distributions from net investment income	(.094)	(.010)
Total distributions	(.094)	(.010)
Net asset value, end of period	$8.64	$8.65
Total ReturnD,E	.97%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.53%H
Expenses net of fee waivers, if any	.51%	.53%H
Expenses net of all reductions	.51%	.53%H
Net investment income (loss)	1.09%	.94%H
Supplemental Data
Net assets, end of period (in millions)	$425	$525
Portfolio turnover rateI	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Short-Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper, and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, premium on debt securities, swaps, deferred trustees compensation, in-kind transactions, expiring capital loss carryforwards, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,335
Gross unrealized depreciation	(16,907)
Net unrealized appreciation (depreciation)	$8,428
Tax Cost	$6,133,864

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,724
Capital loss carryforward	$(142,198)
Net unrealized appreciation (depreciation) on securities and other investments	$8,428

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010(the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(142,198)
Total capital loss carryforward	$(142,198)

The Fund intends to elect to defer to its next fiscal year $7,208 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$71,099	$ 53,120

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,650,412 and $2,188,411, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$289	$36
Class M	-%	.15%	133	–
Class C	.75%	.25%	765	73
			$1,187	$109

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23
Class M	2
Class C(a)	11
$36

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$294.15
Class M	146.16
Class C	126.16
Short-Term Bond	5,598.10
Class I	659.16
	$6,823

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $130.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $18.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016(a)
From net investment income
Class A	$1,813	$181
Class M	820	81
Class C	100	6
Short-Term Bond	63,840	52,307
Class I	4,526	545
Total	$71,099	$53,120

 (a) Distributions for Class A, Class M, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016(a)	Year ended August 31, 2017	Year ended August 31, 2016(a)
Class A
Shares sold	9,700	1,261	$83,639	$10,938
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	23,799	–	205,856
Reinvestment of distributions	200	20	1,720	170
Shares redeemed	(14,224)	(1,062)	(122,498)	(9,193)
Net increase (decrease)	(4,324)	24,018	$(37,139)	$207,771
Class M
Shares sold	1,752	245	$15,105	$2,125
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	11,239	–	97,214
Reinvestment of distributions	90	9	773	76
Shares redeemed	(3,543)	(381)	(30,537)	(3,294)
Net increase (decrease)	(1,701)	11,112	$(14,659)	$96,121
Class C
Shares sold	1,760	220	$15,170	$1,939
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	9,816	–	84,908
Reinvestment of distributions	11	1	91	6
Shares redeemed	(3,492)	(316)	(30,078)	(2,731)
Net increase (decrease)	(1,721)	9,721	$(14,817)	$84,122
Short-Term Bond
Shares sold	198,258	225,400	$1,708,616	$1,939,135
Reinvestment of distributions	6,666	5,590	57,436	48,094
Shares redeemed	(258,839)	(164,454)	(2,231,685)	(1,414,048)
Net increase (decrease)	(53,915)	66,536	$(465,633)	$573,181
Class I
Shares sold	17,248	5,498	$148,690	$47,503
Issued in exchange for the shares of Fidelity Advisor Short Fixed-Income Fund	–	60,873	–	526,543
Reinvestment of distributions	488	59	4,206	510
Shares redeemed	(29,254)	(5,774)	(252,522)	(49,963)
Net increase (decrease)	(11,518)	60,656	$(99,626)	$524,593

 (a) Share Transactions for Class A, Class M, Class C and Class I are for the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of 12% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Prior Fiscal Year Merger Information.

On July 15, 2016, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short Fixed-Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale on July 12, 2016. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $914,521, including securities of $919,868 and unrealized appreciation of $1,475, were combined with the Fund's net assets of $5,787,826 for total net assets after the acquisition of $6,702,347.

Pro forma results of operations of the combined entity for the entire period ended August 31, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$ 64,343
Total net realized gain (loss)	13,516
Total change in net unrealized appreciation (depreciation)	30,114
Net increase (decrease) in net assets resulting from operations	$107,973

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since July 15, 2016.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.65%
Actual		$1,000.00	$1,008.20	$3.29
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class M	.66%
Actual		$1,000.00	$1,008.10	$3.34
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class C	1.50%
Actual		$1,000.00	$1,005.10	$7.58
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Short-Term Bond	.45%
Actual		$1,000.00	$1,010.40	$2.28
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,008.90	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 13.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 41,236,462 of distributions paid during the period January 1, 2017 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STP-ANN-1017
1.703606.120

Fidelity Flex℠ Funds Fidelity Flex℠ Short-Term Bond Fund Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	26.7%
AAA	13.3%
AA	5.0%
A	21.3%
BBB	28.4%
BB and Below	1.6%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	55.3%
U.S. Government and U.S. Government Agency Obligations	26.7%
Asset-Backed Securities	10.5%
CMOs and Other Mortgage Related Securities	2.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 10.0%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 55.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 2.5%
American Honda Finance Corp. 2% 2/14/20	$50,000	$50,265
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	17,000	17,158
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	7,058
3.15% 1/15/20	50,000	51,019
		125,500
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp. 2.1% 12/7/18	100,000	100,648
Media - 3.2%
CBS Corp. 2.3% 8/15/19	50,000	50,383
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	50,000	51,297
Comcast Corp. 5.15% 3/1/20	50,000	54,108
Time Warner Cable, Inc. 6.75% 7/1/18	9,000	9,349
		165,137

TOTAL CONSUMER DISCRETIONARY		391,285

CONSUMER STAPLES - 4.2%
Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	50,000	50,162
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,769
		99,931
Food & Staples Retailing - 1.5%
CVS Health Corp.:
2.25% 12/5/18	50,000	50,324
2.8% 7/20/20	25,000	25,537
		75,861
Food Products - 0.2%
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (b)(c)	9,000	9,017
Tobacco - 0.6%
Bat Capital Corp. 2.297% 8/14/20 (a)	30,000	30,115

TOTAL CONSUMER STAPLES		214,924

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
BP Capital Markets PLC 2.315% 2/13/20	50,000	50,572
Chevron Corp. 1.961% 3/3/20	50,000	50,337
ConocoPhillips Co. 2.2% 5/15/20	50,000	50,350
Enterprise Products Operating LP 2.55% 10/15/19	50,000	50,420
EOG Resources, Inc. 2.45% 4/1/20	10,000	10,074
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	25,193
Shell International Finance BV 2.125% 5/11/20	50,000	50,527
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,480
		294,953
FINANCIALS - 21.8%
Banks - 11.8%
Bank of America Corp. 2.65% 4/1/19	100,000	101,190
Bank of Montreal 2.1% 12/12/19	50,000	50,344
Citigroup, Inc. 2.4% 2/18/20	75,000	75,679
JPMorgan Chase & Co. 2.25% 1/23/20	100,000	100,827
Regions Financial Corp. 2.75% 8/14/22	8,000	8,045
Royal Bank of Canada 1.5% 7/29/19	50,000	49,742
SunTrust Bank 2.25% 1/31/20	9,000	9,059
The Toronto-Dominion Bank 2.25% 11/5/19	50,000	50,474
Wells Fargo & Co. 2.15% 1/15/19	100,000	100,707
Westpac Banking Corp. 2.15% 3/6/20	50,000	50,392
		596,459
Capital Markets - 5.4%
CBOE Holdings, Inc. 1.95% 6/28/19	9,000	9,004
Deutsche Bank AG 2.7% 7/13/20	10,000	10,062
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	25,281
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	75,116
IntercontinentalExchange, Inc. 2.5% 10/15/18	50,000	50,444
Moody's Corp. 2.75% 7/15/19	3,000	3,046
Morgan Stanley 2.65% 1/27/20	100,000	101,579
		274,532
Consumer Finance - 2.5%
American Express Credit Corp. 2.2% 3/3/20	50,000	50,406
Capital One Financial Corp. 2.5% 5/12/20	20,000	20,181
Synchrony Financial 3% 8/15/19	5,000	5,072
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	50,240
		125,899
Insurance - 2.1%
American International Group, Inc. 2.3% 7/16/19	50,000	50,376
Pacific LifeCorp 6% 2/10/20 (a)	7,000	7,600
Prudential Financial, Inc. 2.35% 8/15/19	50,000	50,355
		108,331

TOTAL FINANCIALS		1,105,221

HEALTH CARE - 3.8%
Biotechnology - 1.2%
AbbVie, Inc. 2.5% 5/14/20	10,000	10,128
Amgen, Inc. 2.2% 5/22/19	50,000	50,285
		60,413
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.35% 11/22/19	25,000	25,220
Becton, Dickinson & Co. 2.404% 6/5/20	20,000	20,108
		45,328
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	25,000	25,182
Pharmaceuticals - 1.2%
Actavis Funding SCS 3% 3/12/20	25,000	25,515
Mylan N.V. 2.5% 6/7/19	25,000	25,081
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	10,000	9,517
		60,113

TOTAL HEALTH CARE		191,036

INDUSTRIALS - 2.8%
Airlines - 0.2%
Delta Air Lines, Inc. 2.875% 3/13/20	10,000	10,161
Industrial Conglomerates - 1.0%
Roper Technologies, Inc. 2.05% 10/1/18	50,000	50,119
Machinery - 1.0%
John Deere Capital Corp. 1.95% 1/8/19	50,000	50,290
Trading Companies & Distributors - 0.6%
Air Lease Corp. 2.125% 1/15/20	5,000	5,004
International Lease Finance Corp. 5.875% 4/1/19	25,000	26,461
		31,465

TOTAL INDUSTRIALS		142,035

INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	51,019
Electronic Equipment & Components - 2.3%
Amphenol Corp. 2.2% 4/1/20	16,000	16,074
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	50,000	51,100
Tyco Electronics Group SA 2.375% 12/17/18	50,000	50,289
		117,463
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	50,000	50,525

TOTAL INFORMATION TECHNOLOGY		219,007

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,245
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 2.3% 3/11/19	50,000	50,321
UTILITIES - 3.8%
Electric Utilities - 0.8%
Edison International 2.125% 4/15/20	30,000	30,159
Exelon Corp. 3.497% 6/1/22 (b)	10,000	10,366
		40,525
Independent Power and Renewable Electricity Producers - 1.0%
Emera U.S. Finance LP 2.15% 6/15/19	50,000	50,074
Multi-Utilities - 2.0%
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,660
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	50,634
		100,294

TOTAL UTILITIES		190,893

TOTAL NONCONVERTIBLE BONDS
(Cost $2,795,046)		2,806,920

U.S. Treasury Obligations - 26.7%
U.S. Treasury Notes:
1.625% 6/30/19	$1,150,000	$1,156,153
1.625% 7/31/20	200,000	201,141
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,355,958)		1,357,294

Asset-Backed Securities - 10.5%
Ally Auto Receivables Trust Series 2017-2 Class A2, 1.49% 11/15/19	$25,000	$25,004
American Express Credit Account Master Trust Series 2017-3 Class A, 1.1644% 11/15/22	100,000	100,190
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	12,078
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	10,017
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	7,056
Series 2017-A1 Class A1, 2% 1/17/23	13,000	13,094
CarMax Auto Owner Trust Series 2017-3 Class A3, 1.97% 4/15/22	5,000	5,024
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	100,532
Discover Card Master Trust Series 2016-A1 Class A1, 1.64% 7/15/21	100,000	100,152
Ford Credit Floorplan Master Owner Trust Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,900
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	9,000	9,031
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	9,000	9,016
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	50,000	49,833
Securitized Term Auto Receivables Trust Series 2017-1A Class A3, 1.89% 8/25/20 (a)	8,000	8,006
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	50,000	49,649
TOTAL ASSET-BACKED SECURITIES
(Cost $531,861)		533,582

Commercial Mortgage Securities - 2.8%
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.031% 4/14/50	47,852	48,077
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	10,000	10,400
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,578
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9756% 7/15/32 (a)(b)(c)	10,000	10,014
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	50,000	51,163
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,581
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $142,422)		142,813

Bank Notes - 1.0%
Bank of Nova Scotia 1.95% 1/15/19
(Cost $50,106)	50,000	50,227
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $167,758)	167,724	167,758
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,043,151)		5,058,594
NET OTHER ASSETS (LIABILITIES) - 0.4%		22,006
NET ASSETS - 100%		$5,080,600

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,024 or 2.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,079
Total	$2,079

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,806,920	$--	$2,806,920	$--
U.S. Government and Government Agency Obligations	1,357,294	--	1,357,294	--
Asset-Backed Securities	533,582	--	533,582	--
Commercial Mortgage Securities	142,813	--	142,813	--
Bank Notes	50,227	--	50,227	--
Money Market Funds	167,758	167,758	--	--
Total Investments in Securities:	$5,058,594	$167,758	$4,890,836	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Canada	4.1%
Netherlands	1.7%
Luxembourg	1.5%
United Kingdom	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,875,393)	$4,890,836
Fidelity Central Funds (cost $167,758)	167,758
Total Investment in Securities (cost $5,043,151)		$5,058,594
Interest receivable		21,681
Distributions receivable from Fidelity Central Funds		325
Total assets		5,080,600
Net Assets		$5,080,600
Net Assets consist of:
Paid in capital		$5,059,290
Undistributed net investment income		716
Accumulated undistributed net realized gain (loss) on investments		5,151
Net unrealized appreciation (depreciation) on investments		15,443
Net Assets, for 505,911 shares outstanding		$5,080,600
Net Asset Value, offering price and redemption price per share ($5,080,600 ÷ 505,911 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 7, 2017 (commencement of operations) to August 31, 2017
Investment Income
Interest		$40,562
Income from Fidelity Central Funds		2,079
Total income		42,641
Expenses
Independent trustees' fees and expenses	$7
Miscellaneous	5
Total expenses		12
Net investment income (loss)		42,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,151
Total net realized gain (loss)		5,151
Change in net unrealized appreciation (depreciation) on investment securities		15,443
Net gain (loss)		20,594
Net increase (decrease) in net assets resulting from operations		$63,223

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 7, 2017 (commencement of operations) to August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,629
Net realized gain (loss)	5,151
Change in net unrealized appreciation (depreciation)	15,443
Net increase (decrease) in net assets resulting from operations	63,223
Distributions to shareholders from net investment income	(41,914)
Share transactions
Proceeds from sales of shares	5,017,377
Reinvestment of distributions	41,914
Net increase (decrease) in net assets resulting from share transactions	5,059,291
Total increase (decrease) in net assets	5,080,600
Net Assets
Beginning of period	–
End of period	$5,080,600
Other Information
Undistributed net investment income end of period	$716
Shares
Sold	501,732
Issued in reinvestment of distributions	4,179
Net increase (decrease)	505,911

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Short-Term Bond Fund

Years ended August 31,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.085
Net realized and unrealized gain (loss)	.038
Total from investment operations	.123
Distributions from net investment income	(.083)
Total distributions	(.083)
Net asset value, end of period	$10.04
Total ReturnC	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	1.74%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,081
Portfolio turnover rateH	96%I

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,465
Gross unrealized depreciation	(453)
Net unrealized appreciation (depreciation)	$16,012
Tax Cost	$5,042,582

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,298
Net unrealized appreciation (depreciation) on securities and other investments	$16,012

The tax character of distributions paid was as follows:

August 31, 2017(a)
Ordinary Income	$41,914

 (a) For the period March 7, 2017 (commencement of operations) to August 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,599,675 and $77,193, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Flex Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 7, 2017 (commencement of operations) to August 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Flex Short-Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2017 to August 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value August 31, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,012.40	$--C,D
Hypothetical-E		$1,000.00	$1,025.21	$--D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 178/365 (to reflect the period March 7, 2017 to August 31, 2017).

 D Amount represents less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Short-Term Bond Fund voted to pay on October 16, 2017, to shareholders of record at the opening of business on October 13, 2017, a distribution of $0.012 per share derived from capital gains realized from sales of portfolio securities.

A total of 22.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Short-Term Bond Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's fee structure was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity Advisor® Series Short-Term Credit Fund Annual Report August 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Life of fundA
Fidelity Advisor® Series Short-Term Credit Fund	1.23%	1.33%

 A From March 27, 2015

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Series Short-Term Credit Fund on March 27, 2015, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index performed over the same period.

Period Ending Values
$10,327	Fidelity Advisor® Series Short-Term Credit Fund
$10,414	Bloomberg Barclays U.S. 1-3 Year Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields rose slightly early in the period, prior to the U.S. election, then surged in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Manager Rob Galusza:  For the fiscal year, the fund returned 1.23%, net of fees, trailing the 1.59% return of its benchmark, the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Sector allocation and security selection each slightly weighed on the fund's performance versus the benchmark. A non-benchmark stake of roughly 16%, on average, in U.S. Treasury securities hindered our relative result in an environment that largely favored spread sectors – particularly corporate bonds, which the fund underweighted. Within corporates, we had some unhelpful picks among financial institutions, especially banks. Choices among the bonds of energy companies slightly weighed on relative performance, as did an underweighting in this segment. Conversely, underweighting government-related bonds, many of which offered paltry yields, made a healthy relative contribution, as did avoiding the debt of foreign-government institutions. Lastly, underweighting government-related agency debentures added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 30, 2017, Julian Potenza joined Rob Galusza as a Co-Manager of the fund, succeeding Robin Foley.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	10.3%
AAA	15.9%
AA	5.3%
A	25.6%
BBB	40.1%
BB and Below	1.8%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.7%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	13.9%
AAA	17.1%
AA	4.9%
A	24.9%
BBB	36.2%
BB and Below	1.9%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	0.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated Investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.3%
Asset-Backed Securities	12.3%
CMOs and Other Mortgage Related Securities	4.1%
Municipal Bonds	0.2%
Other Investments	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 16.0%

As of February 28, 2017*
Corporate Bonds	65.4%
U.S. Government and U.S. Government Agency Obligations	13.9%
Asset-Backed Securities	13.0%
CMOs and Other Mortgage Related Securities	5.1%
Municipal Bonds	0.2%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 13.3%

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 3.6%
American Honda Finance Corp.:
1.5% 11/19/18	$305,000	$305,091
1.7% 2/22/19	166,000	166,088
2% 2/14/20	500,000	502,648
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	704,000	710,529
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	300,000	297,663
1.65% 5/18/18 (a)	500,000	500,166
2.2% 5/5/20 (a)	350,000	350,901
2.25% 3/2/20 (a)	200,000	201,064
2.3% 1/6/20 (a)	400,000	402,140
2.45% 5/18/20 (a)	200,000	201,772
General Motors Financial Co., Inc.:
2.35% 10/4/19	400,000	400,945
2.4% 4/10/18	799,000	801,941
2.4% 5/9/19	750,000	753,524
2.65% 4/13/20	285,000	287,354
Volkswagen Group of America Finance LLC 1.65% 5/22/18 (a)	500,000	499,432
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	501,250
		6,882,508
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.1% 12/7/18	71,000	71,460
Media - 3.0%
21st Century Fox America, Inc.:
4.5% 2/15/21	680,000	730,953
8.25% 8/10/18	140,000	148,142
CBS Corp. 2.3% 8/15/19	337,000	339,578
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	1,400,000	1,436,317
Comcast Corp. 5.15% 3/1/20	500,000	541,080
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	1,000,000	1,004,917
NBCUniversal, Inc. 5.15% 4/30/20	500,000	543,326
Time Warner Cable, Inc. 6.75% 7/1/18	349,000	362,524
Time Warner, Inc.:
4.75% 3/29/21	192,000	207,554
6.875% 6/15/18	500,000	519,480
		5,833,871
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	390,000	390,921

TOTAL CONSUMER DISCRETIONARY		13,178,760

CONSUMER STAPLES - 5.7%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	1,728,000	1,733,614
2.65% 2/1/21	350,000	356,584
		2,090,198
Food & Staples Retailing - 1.0%
CVS Health Corp.:
1.9% 7/20/18	171,000	171,459
2.25% 12/5/18	710,000	714,595
2.25% 8/12/19	500,000	503,815
Kroger Co. 2.3% 1/15/19	391,000	393,033
		1,782,902
Food Products - 1.1%
The J.M. Smucker Co. 1.75% 3/15/18	1,116,000	1,116,378
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.7678% 5/30/19 (b)(c)	356,000	356,688
2.65% 8/15/19	679,000	687,931
		2,160,997
Tobacco - 2.5%
Bat Capital Corp. 2.297% 8/14/20 (a)	500,000	501,911
BAT International Finance PLC:
1.85% 6/15/18 (a)	1,000,000	1,000,098
2.75% 6/15/20 (a)	500,000	507,985
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	900,000	900,134
2.05% 7/20/18 (a)	400,000	400,168
Philip Morris International, Inc.:
1.375% 2/25/19	432,000	430,203
1.875% 1/15/19	400,000	401,313
Reynolds American, Inc.:
2.3% 6/12/18	578,000	580,208
3.25% 6/12/20	127,000	130,857
		4,852,877

TOTAL CONSUMER STAPLES		10,886,974

ENERGY - 4.9%
Energy Equipment & Services - 0.5%
Noble Holding International Ltd. 5.75% 3/16/18	12,000	12,088
Petrofac Ltd. 3.4% 10/10/18 (a)	322,000	317,775
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	561,000	564,818
		894,681
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp. 4.85% 3/15/21	49,000	52,086
BP Capital Markets PLC:
1.375% 5/10/18	1,195,000	1,194,016
1.676% 5/3/19	96,000	95,998
2.315% 2/13/20	352,000	356,026
2.521% 1/15/20	500,000	508,756
Canadian Natural Resources Ltd. 1.75% 1/15/18	74,000	73,967
Columbia Pipeline Group, Inc. 2.45% 6/1/18	237,000	237,833
ConocoPhillips Co. 2.2% 5/15/20	350,000	352,451
Energy Transfer Partners LP 2.5% 6/15/18	111,000	111,531
Enterprise Products Operating LP:
1.65% 5/7/18	605,000	604,739
2.55% 10/15/19	35,000	35,294
EOG Resources, Inc. 2.45% 4/1/20	472,000	475,485
Exxon Mobil Corp. 1.708% 3/1/19	500,000	501,119
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	18,139
Kinder Morgan, Inc. 3.05% 12/1/19	401,000	407,385
Marathon Petroleum Corp. 2.7% 12/14/18	293,000	295,550
Petro-Canada 6.05% 5/15/18	179,000	184,472
Petroleos Mexicanos 5.5% 2/4/19	730,000	762,485
Shell International Finance BV 2.125% 5/11/20	1,216,000	1,228,821
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	300,000	320,570
TransCanada PipeLines Ltd.:
1.625% 11/9/17	380,000	380,067
1.875% 1/12/18	358,000	358,144
		8,554,934

TOTAL ENERGY		9,449,615

FINANCIALS - 31.4%
Banks - 16.7%
ABN AMRO Bank NV 2.1% 1/18/19 (a)	1,000,000	1,004,841
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	750,000	758,091
Bank of America Corp.:
2.25% 4/21/20	160,000	160,758
2.6% 1/15/19	4,600,000	4,645,724
2.625% 10/19/20	2,000,000	2,027,812
2.65% 4/1/19	500,000	505,950
Barclays PLC 2% 3/16/18	850,000	850,850
BNP Paribas 2.375% 9/14/17	370,000	370,083
Capital One NA 2.35% 1/31/20	300,000	301,097
Citigroup, Inc.:
1.7% 4/27/18	850,000	850,012
2.05% 6/7/19	500,000	501,048
2.15% 7/30/18	300,000	301,068
2.4% 2/18/20	241,000	243,182
2.5% 9/26/18	300,000	302,222
2.5% 7/29/19	925,000	934,767
2.75% 4/25/22	300,000	302,710
Citizens Bank NA:
2.25% 3/2/20	350,000	351,526
2.45% 12/4/19	270,000	272,412
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,000,000	1,032,035
Credit Suisse New York Branch 1.75% 1/29/18	358,000	358,218
Discover Bank:
2% 2/21/18	447,000	447,693
2.6% 11/13/18	500,000	504,041
Fifth Third Bancorp 4.5% 6/1/18	223,000	227,583
Fifth Third Bank 2.15% 8/20/18	228,000	229,116
HSBC U.S.A., Inc.:
1.7% 3/5/18	216,000	216,149
2.625% 9/24/18	179,000	180,866
Huntington National Bank 2.375% 3/10/20	400,000	403,751
ING Bank NV 1.8% 3/16/18 (a)	1,000,000	1,001,317
ING Groep NV 3.15% 3/29/22	400,000	409,754
JPMorgan Chase & Co.:
1.7% 3/1/18	4,029,000	4,030,375
2.25% 1/23/20	150,000	151,241
2.35% 1/28/19	1,250,000	1,262,166
La Caisse Centrale 1.75% 1/29/18 (a)	268,000	268,247
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	587,000	586,995
2.4% 3/26/20 (a)	500,000	504,624
Nordea Bank AB 1.875% 9/17/18 (a)	200,000	200,427
Regions Financial Corp. 2.75% 8/14/22	299,000	300,694
Royal Bank of Canada:
1.625% 4/15/19	250,000	249,475
2.15% 3/15/19	500,000	504,314
Sumitomo Mitsui Banking Corp. 1.75% 1/16/18	358,000	358,309
SunTrust Bank 2.25% 1/31/20	750,000	754,927
The Toronto-Dominion Bank:
2.25% 11/5/19	500,000	504,735
2.5% 12/14/20	304,000	309,100
Wells Fargo & Co. 2.15% 1/15/19	2,000,000	2,014,140
Westpac Banking Corp.:
1.6% 8/19/19	300,000	298,894
2.15% 3/6/20	250,000	251,960
		32,245,299
Capital Markets - 5.4%
CBOE Holdings, Inc. 1.95% 6/28/19	359,000	359,146
Deutsche Bank AG 2.7% 7/13/20	360,000	362,227
Deutsche Bank AG London Branch:
2.5% 2/13/19	500,000	502,513
2.85% 5/10/19	530,000	535,960
Goldman Sachs Group, Inc.:
1.748% 9/15/17	626,000	626,058
1.95% 7/23/19	250,000	250,205
2% 4/25/19	1,000,000	1,001,548
2.375% 1/22/18	1,393,000	1,397,017
2.55% 10/23/19	180,000	182,143
2.625% 1/31/19	768,000	775,932
IntercontinentalExchange, Inc. 2.75% 12/1/20	261,000	266,846
Moody's Corp.:
2.75% 7/15/19	440,000	446,799
2.75% 12/15/21	51,000	51,841
5.5% 9/1/20	483,000	530,379
Morgan Stanley:
2.45% 2/1/19	750,000	756,226
2.65% 1/27/20	1,250,000	1,269,742
S&P Global, Inc. 2.5% 8/15/18	116,000	116,752
UBS AG London Branch 2.2% 6/8/20 (a)	500,000	502,157
UBS AG Stamford Branch 2.375% 8/14/19	500,000	505,095
		10,438,586
Consumer Finance - 4.7%
American Express Credit Corp.:
1.875% 11/5/18	700,000	702,696
2.2% 3/3/20	500,000	504,056
2.25% 5/5/21	500,000	502,396
Capital One Financial Corp. 2.45% 4/24/19	250,000	251,854
Caterpillar Financial Services Corp. 2.1% 1/10/20	287,000	289,064
Ford Motor Credit Co. LLC:
1.684% 9/8/17	358,000	358,000
1.897% 8/12/19	250,000	249,150
2.24% 6/15/18	701,000	703,697
2.262% 3/28/19	400,000	401,994
2.425% 6/12/20	1,500,000	1,503,389
3.336% 3/18/21	500,000	512,189
Hyundai Capital America:
2% 3/19/18 (a)	179,000	179,132
2% 7/1/19 (a)	500,000	497,042
2.125% 10/2/17 (a)	265,000	265,072
2.875% 8/9/18 (a)	127,000	128,057
Synchrony Financial:
2.6% 1/15/19	434,000	437,097
3% 8/15/19	192,000	194,783
Toyota Motor Credit Corp.:
1.55% 10/18/19	181,000	180,472
1.95% 4/17/20	1,250,000	1,256,000
		9,116,140
Diversified Financial Services - 0.5%
AIG Global Funding 2.15% 7/2/20 (a)	496,000	497,029
GE Capital International Funding Co. 2.342% 11/15/20	500,000	506,123
		1,003,152
Insurance - 4.1%
ACE INA Holdings, Inc. 2.3% 11/3/20	112,000	113,215
AFLAC, Inc. 2.4% 3/16/20	500,000	506,729
AIA Group Ltd. 2.25% 3/11/19 (a)	533,000	533,582
American International Group, Inc. 2.3% 7/16/19	832,000	838,256
Aon Corp. 5% 9/30/20	170,000	184,125
Assurant, Inc. 2.5% 3/15/18	600,000	602,214
Hartford Financial Services Group, Inc. 5.5% 3/30/20	233,000	252,686
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	210,000	211,732
MassMutual Global Funding II 1.55% 10/11/19 (a)	500,000	497,277
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	500,000	497,344
2.05% 6/12/20 (a)	500,000	501,878
New York Life Global Funding:
1.5% 10/24/19 (a)	500,000	496,300
1.55% 11/2/18 (a)	330,000	330,308
Pacific LifeCorp 6% 2/10/20 (a)	286,000	310,534
Pricoa Global Funding I 1.9% 9/21/18 (a)	300,000	300,877
Principal Life Global Funding II:
2.2% 4/8/20 (a)	430,000	431,253
2.25% 10/15/18 (a)	500,000	503,035
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	461,000	468,785
Unum Group 5.625% 9/15/20	180,000	197,370
		7,777,500

TOTAL FINANCIALS		60,580,677

HEALTH CARE - 6.6%
Biotechnology - 1.1%
AbbVie, Inc.:
1.8% 5/14/18	962,000	962,985
2.5% 5/14/20	221,000	223,831
Amgen, Inc. 2.2% 5/22/19	750,000	754,271
Celgene Corp. 2.125% 8/15/18	168,000	168,744
		2,109,831
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories:
2.35% 11/22/19	1,000,000	1,008,805
2.8% 9/15/20	384,000	390,391
Becton, Dickinson & Co. 2.404% 6/5/20	1,000,000	1,005,389
Danaher Corp. 1.65% 9/15/18	396,000	396,373
Medtronic, Inc. 1.5% 3/15/18	296,000	295,994
Zimmer Biomet Holdings, Inc. 2% 4/1/18	440,000	440,607
		3,537,559
Health Care Providers & Services - 0.3%
Cardinal Health, Inc. 1.95% 6/15/18	51,000	51,136
UnitedHealth Group, Inc. 1.9% 7/16/18	326,000	326,978
WellPoint, Inc. 1.875% 1/15/18	115,000	115,034
		493,148
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	83,000	83,340
Pharmaceuticals - 3.4%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3081% 3/12/18 (b)(c)	447,000	448,655
3% 3/12/20	780,000	796,052
3.45% 3/15/22	500,000	519,477
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	372,000	371,987
Mylan N.V.:
2.5% 6/7/19	717,000	719,336
3% 12/15/18	250,000	252,594
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	1,000,000	997,001
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	575,000	570,756
1.7% 7/19/19	461,000	450,530
2.2% 7/21/21	500,000	475,832
Zoetis, Inc.:
1.875% 2/1/18	818,000	817,976
3.45% 11/13/20	47,000	48,858
		6,469,054

TOTAL HEALTH CARE		12,692,932

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 1.85% 11/23/18	500,000	500,512
Rockwell Collins, Inc. 1.95% 7/15/19	164,000	164,207
		664,719
Airlines - 0.3%
Delta Air Lines, Inc. 2.875% 3/13/20	500,000	508,028
Electrical Equipment - 0.1%
Fortive Corp. 1.8% 6/15/19	89,000	88,831
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 1.4% 10/30/19	500,000	496,934
Roper Technologies, Inc. 2.05% 10/1/18	214,000	214,508
		711,442
Machinery - 0.1%
John Deere Capital Corp. 1.65% 10/15/18	263,000	263,435
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	88,000	88,123
2.125% 1/15/20	192,000	192,159
2.625% 9/4/18	180,000	181,484
		461,766

TOTAL INDUSTRIALS		2,698,221

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.5%
Cisco Systems, Inc. 1.4% 9/20/19	1,000,000	996,542
Electronic Equipment & Components - 1.1%
Amphenol Corp.:
1.55% 9/15/17	304,000	303,999
2.2% 4/1/20	634,000	636,942
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	500,000	511,003
Tyco Electronics Group SA:
2.375% 12/17/18	40,000	40,231
6.55% 10/1/17	604,000	606,072
		2,098,247
IT Services - 0.3%
The Western Union Co.:
2.875% 12/10/17	199,000	199,542
3.65% 8/22/18	388,000	394,965
		594,507
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	500,000	505,245

TOTAL INFORMATION TECHNOLOGY		4,194,541

MATERIALS - 1.1%
Chemicals - 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	1,120,000	1,120,940
Ecolab, Inc.:
1.45% 12/8/17	106,000	105,970
1.55% 1/12/18	858,000	857,888
		2,084,798
Metals & Mining - 0.0%
Freeport-McMoRan, Inc. 2.3% 11/14/17	119,000	119,000

TOTAL MATERIALS		2,203,798

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Boston Properties, Inc. 3.7% 11/15/18	500,000	509,380
ERP Operating LP 2.375% 7/1/19	114,000	115,136
Health Care REIT, Inc.:
2.25% 3/15/18	61,000	61,104
4.7% 9/15/17	500,000	500,388
Select Income REIT 2.85% 2/1/18	542,000	543,529
Simon Property Group LP 2.35% 1/30/22	82,000	82,266
		1,811,803
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	143,000	143,340
3.4% 10/1/20	290,000	300,158
Mack-Cali Realty LP 2.5% 12/15/17	137,000	137,151
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	124,000	124,127
Washington Prime Group LP 3.85% 4/1/20	259,000	264,658
		969,434

TOTAL REAL ESTATE		2,781,237

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
2.3% 3/11/19	238,000	239,528
2.375% 11/27/18	500,000	503,313
2.45% 6/30/20	1,386,000	1,397,842
British Telecommunications PLC 2.35% 2/14/19	886,000	891,830
Deutsche Telekom International Financial BV 6.75% 8/20/18	228,000	238,746
Verizon Communications, Inc.:
1.75% 8/15/21	1,000,000	981,670
4.5% 9/15/20	750,000	804,526
		5,057,455
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC 1.5% 2/19/18	1,179,000	1,179,000

TOTAL TELECOMMUNICATION SERVICES		6,236,455

UTILITIES - 5.6%
Electric Utilities - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	274,000	274,035
Duke Energy Corp.:
1.8% 9/1/21	122,000	120,307
2.1% 6/15/18	1,000,000	1,002,754
Edison International 2.125% 4/15/20	500,000	502,643
Eversource Energy 1.45% 5/1/18	52,000	51,967
Exelon Corp.:
2.85% 6/15/20	712,000	727,644
3.497% 6/1/22 (b)	177,000	183,484
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	83,000	82,902
Pacific Gas & Electric Co. 5.625% 11/30/17	317,000	319,982
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,006,504
Southern Co. 1.85% 7/1/19	525,000	525,434
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9041% 4/10/18 (b)(c)	400,000	400,534
		5,198,190
Gas Utilities - 0.5%
Southern California Gas Co. 1.55% 6/15/18	1,000,000	999,180
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP:
2.15% 6/15/19	54,000	54,080
2.7% 6/15/21	53,000	53,545
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	250,000	253,574
Southern Power Co. 1.5% 6/1/18	264,000	263,655
		624,854
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co. 2% 11/15/18	251,000	251,923
CenterPoint Energy, Inc. 2.5% 9/1/22	86,000	86,466
Consolidated Edison, Inc. 2% 3/15/20	107,000	107,373
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	239,000	219,139
1.4% 9/15/17	151,000	150,996
1.6% 8/15/19	130,000	129,116
1.875% 1/15/19	550,000	550,187
1.9% 6/15/18	283,000	283,533
2.5% 12/1/19	229,000	231,683
Public Service Enterprise Group, Inc. 1.6% 11/15/19	193,000	191,461
Sempra Energy 1.625% 10/7/19	344,000	342,443
Wisconsin Energy Corp.:
1.65% 6/15/18	334,000	334,279
2.45% 6/15/20	1,000,000	1,012,683
		3,891,282

TOTAL UTILITIES		10,713,506

TOTAL NONCONVERTIBLE BONDS
(Cost $135,286,815)		135,616,716

U.S. Treasury Obligations - 9.2%
U.S. Treasury Notes:
1.125% 7/31/21	$1,000,000	$982,305
1.5% 5/15/20	142,000	142,361
1.5% 8/15/20	1,400,000	1,402,680
1.75% 12/31/20	15,200,000	15,318,744
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,798,329)		17,846,090

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.597% 3.041% 11/1/34 (b)(c)	19,390	20,361
12 month U.S. LIBOR + 1.640% 3.127% 10/1/35 (b)(c)	41,404	43,425
12 month U.S. LIBOR + 1.674% 3.301% 2/1/35 (b)(c)	36,959	38,658
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	32,826	34,066
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (b)(c)	15,191	15,700
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	40,161	42,374
12 month U.S. LIBOR + 1.741% 3.332% 3/1/40 (b)(c)	20,809	22,079
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	54,425	57,163
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	5,636	5,895
12 month U.S. LIBOR + 1.800% 3.05% 8/1/41 (b)(c)	32,740	34,581
12 month U.S. LIBOR + 1.800% 3.05% 9/1/41 (b)(c)	49,865	51,946
12 month U.S. LIBOR + 1.800% 3.3% 10/1/41 (b)(c)	27,835	29,553
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(c)	15,248	15,885
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	7,308	7,673
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(c)	6,322	6,618
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	77,934	81,798
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	9,870	10,470
12 month U.S. LIBOR + 1.818% 3.231% 4/1/35 (b)(c)	11,856	12,533
12 month U.S. LIBOR + 1.818% 3.249% 7/1/41 (b)(c)	12,304	12,846
12 month U.S. LIBOR + 1.830% 3.38% 10/1/41 (b)(c)	8,803	9,346
12 month U.S. LIBOR + 1.835% 3.572% 3/1/40 (b)(c)	27,548	28,922
12 month U.S. LIBOR + 2.207% 2.962% 5/1/35 (b)(c)	32,961	34,808
12 month U.S. LIBOR + 2.253% 2.994% 7/1/35 (b)(c)	126,768	134,171
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.105% 12/1/33 (b)(c)	20,695	21,858
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.913% 12/1/34 (b)(c)	14,972	15,823
4.5% 6/1/19 to 7/1/20	10,784	10,977
5.5% 11/1/17 to 11/1/34	237,147	260,586

TOTAL FANNIE MAE		1,060,115

Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.630% 3.08% 11/1/35 (b)(c)	18,280	19,093
12 month U.S. LIBOR + 1.785% 3.529% 4/1/40 (b)(c)	19,496	20,396
12 month U.S. LIBOR + 1.822% 3.375% 8/1/36 (b)(c)	13,789	14,577
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	46,626	48,894
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(c)	7,966	8,276
12 month U.S. LIBOR + 1.880% 3.148% 9/1/41 (b)(c)	15,546	16,328
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(c)	10,224	10,850
12 month U.S. LIBOR + 1.880% 3.571% 8/1/41 (b)(c)	25,951	27,027
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	22,316	23,437
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(c)	10,744	11,218
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(c)	9,663	10,259
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(c)	12,590	13,182
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(c)	11,893	12,450
3.5% 8/1/26	293,124	307,101
4% 6/1/24 to 4/1/26	316,012	333,474
4.5% 8/1/18 to 11/1/18	25,897	26,234
8.5% 5/1/26 to 7/1/28	4,210	4,885

TOTAL FREDDIE MAC		907,681

Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	25,565	29,862
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,006,615)		1,997,658

Asset-Backed Securities - 12.3%
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$33,592	$34,421
Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	14,969	14,751
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	311,000	311,270
Ally Master Owner Trust:
Series 2012-5 Class A, 1.54% 9/15/19	499,000	498,978
Series 2014-5 Class A2, 1.6% 10/15/19	447,000	447,045
Series 2015-3 Class A, 1.63% 5/15/20	350,000	350,085
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	570,000	573,680
Series 2017-3 Class A, 1.1644% 11/15/22	400,000	400,759
AmeriCredit Automobile Receivables Trust:
Series 2014-4 Class A3, 1.27% 7/8/19	10,051	10,049
Series 2015-2 Class A3, 1.27% 1/8/20	150,332	150,274
Series 2015-3 Class A3, 1.54% 3/9/20	355,562	355,506
Series 2016-2 Class A2A, 1.42% 10/8/19	54,948	54,935
Argent Securities, Inc. pass-thru certificates Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	14,781	13,954
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	497,000	500,228
Series 2017-A2 Class A2, 1.84% 1/17/23	437,000	437,721
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	274,000	276,200
Series 2016-A3 Class A3, 1.34% 4/15/22	520,000	517,534
Series 2016-A4 Class A4, 1.33% 6/15/22	429,000	426,845
Carmax Auto Owner Trust Series 2015-2 Class A3, 1.37% 3/16/20	186,344	186,206
CarMax Auto Owner Trust Series 2016-4 Class A3, 1.4% 8/15/21	358,000	356,292
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	520,000	517,899
Series 2016-A5 Class A5, 1.27% 7/15/21	520,000	517,074
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	340,000	341,017
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	45,941	45,929
Series 2016-BA Class A2, 1.36% 1/15/20 (a)	242,666	242,486
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	69,958	69,949
Citibank Credit Card Issuance Trust:
Series 2016-A1 Class A1, 1.75% 11/19/21	506,000	507,009
Series 2017-A2 Class A2, 1.74% 1/19/21	524,000	525,468
Series 2017-A8 Class A8, 1.88% 8/8/22	400,000	401,396
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	1,524	1,523
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.7344% 7/25/34 (b)(c)	11,176	9,933
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	1,780	1,768
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	7,906	7,660
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	402,407
Series 2016-A1 Class A1, 1.64% 7/15/21	320,000	320,487
Series 2016-A4 Class A4, 1.39% 3/15/22	428,000	426,050
Series 2017-A6 Class A6, 1.88% 2/15/23	295,000	296,080
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	20,772	20,761
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	67,734	67,699
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	183,468	183,424
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	208,000	209,078
Fannie Mae Series 2004-T5:
Class AB1, 1 month U.S. LIBOR + 0.250% 1.6589% 5/28/35 (b)(c)	26,528	24,427
Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	12,075	11,629
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	148,323	149,321
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	1,155,000	1,168,381
Series 2015-2 Class A, 2.44% 1/15/27 (a)	218,000	221,380
Series 2017-A Class A3, 1.67% 6/15/21	370,000	370,390
Ford Credit Floorplan Master Owner Trust:
Series 2015-4 Class A1, 1.77% 8/15/20	370,000	370,619
Series 2015-5 Class A, 2.39% 8/15/22	851,000	863,175
Series 2016-3 Class A1, 1.55% 7/15/21	394,000	392,879
Fremont Home Loan Trust Series 2004-D Class M5, 1 month U.S. LIBOR + 1.500% 2.7344% 11/25/34 (b)(c)	505	5
GM Financial Automobile Leasing Trust:
Series 2015-1 Class A3, 1.53% 9/20/18	116,270	116,284
Series 2015-2 Class A3, 1.68% 12/20/18	185,651	185,784
Series 2016-2 Class A2A, 1.28% 10/22/18	183,800	183,637
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	415,000	415,217
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	320,000	321,336
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	331,000	333,200
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 2.9344% 6/25/34 (b)(c)	5,788	5,568
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	27,092	19,285
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	202,000	202,044
Hyundai Auto Lease Securitization Trust:
Series 2015-B Class A3, 1.4% 11/15/18 (a)	145,042	145,035
Series 2017-A Class A2A, 1.56% 7/15/19 (a)	500,000	499,931
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	249,000	248,983
Series 2016-A Class A3, 1.56% 9/15/20	110,000	110,009
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	202,000	202,015
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	407,000	405,355
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	50	31
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	12,882	12,491
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	24,849	22,105
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	7,127	7,026
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.7144% 3/25/66 (a)(b)(c)	298,231	298,848
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	387,000	384,763
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	474,000	472,504
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.0639% 10/30/45 (b)(c)	62,932	62,443
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	128,538	127,263
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	194,565	156,968
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.4794% 1/25/36 (b)(c)	33,532	33,027
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	233,000	232,226
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	562,000	562,407
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	30,113	30,084
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.1156% 9/15/33 (b)(c)	61,580	61,382
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	500,000	500,503
Series 2016-1 Class A, 2.04% 3/15/22	200,000	201,200
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	147,982	147,865
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	15,559	14,763
Toyota Auto Receivables Owner Trust:
Series 2015-C Class A3, 1.34% 6/17/19	325,986	325,838
Series 2016-B Class A3, 1.3% 4/15/20	179,000	178,697
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	236,000	234,846
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	371,000	369,849
Series 2016-2A Class A, 1.68% 5/20/21 (a)	416,000	415,863
Series 2017-1A Class A, 2.06% 9/20/21 (a)	500,000	503,194
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	154,740	154,800
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3, 1.54% 10/15/18	243,042	243,071
TOTAL ASSET-BACKED SECURITIES
(Cost $23,683,062)		23,751,776

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.2057% 5/27/35 (a)(b)	68,423	68,830
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	7,118	6,929
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (a)(b)(c)	550,000	549,126

TOTAL PRIVATE SPONSOR		624,885

U.S. Government Agency - 0.1%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	63,410	65,544
planned amortization class Series 2012-94 Class E, 3% 6/25/22	27,021	27,329
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	18,919	21,218
Series 2009-31 Class A, 4% 2/25/24	1,315	1,317
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	47,872	51,352

TOTAL U.S. GOVERNMENT AGENCY		166,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $795,757)		791,645

Commercial Mortgage Securities - 3.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6895% 2/14/43 (b)(d)	5,332	46
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A1A, 5.361% 2/10/51	328,643	328,420
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	193,981	193,069
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4089% 5/15/32 (a)(b)(c)	221,872	221,872
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	65,541	60,717
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	20,614	19,125
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	31,244	27,671
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 1.7844% 9/25/37 (a)(b)(c)	85,952	59,784
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	588,366	0
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.976% 5/15/30 (a)(b)(c)	317,000	316,658
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2% 7/15/28 (a)(b)(c)	278,000	278,060
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1% 7/15/19 (a)(b)(c)	263,000	263,005
Series 2013-GC11 Class A1, 0.754% 4/10/46	3,089	3,088
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	440,000	457,582
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.1552% 12/10/49 (b)	195,289	195,144
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	143,544	142,568
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (a)(b)(c)	600,000	599,539
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	100,919	100,890
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	79,010	78,993
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	102,883	103,061
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	74,836	74,754
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	651,278	678,983
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	59,177
Series 2016-GS4 Class A1, 1.532% 11/10/49	45,367	45,235
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	246,000	251,367
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	829,312	822,633
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-FL5 Class A, 1 month U.S. LIBOR + 0.980% 2.1389% 7/15/31 (a)(b)(c)	104,099	104,261
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	136,861	138,348
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	144,000	144,590
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	42,270	42,296
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0256% 9/15/28 (a)(b)(c)	149,216	149,656
Morgan Stanley BAML Trust:
sequential payer Series 2013-C7 Class A2, 1.863% 2/15/46	231,667	231,643
Series 2016-C32 Class A1, 1.968% 12/15/49	148,962	148,930
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	112,307	111,107
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8089% 11/15/26 (a)(b)(c)	210,000	208,517
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.8022% 4/10/46	17,525	17,482
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5756% 6/15/29 (a)(b)(c)	242,000	242,761
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A1, 1.795% 12/15/59	130,071	129,660
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	107,224	107,246
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	44,000	44,994
Series 2013-C16 Class ASB, 3.963% 9/15/46	94,000	99,694
Series 2014-C20 Class ASB, 3.638% 5/15/47	108,000	114,278
Series 2013-C13 Class A1, 0.778% 5/15/45	10,691	10,673
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,461,690)		7,427,577

Municipal Securities - 0.2%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19
(Cost $310,982)	300,000	312,201

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19	$500,000	$501,745
Ontario Province 1.25% 6/17/19	300,000	297,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $797,171)		799,570

Bank Notes - 1.7%
Citibank NA 2.1% 6/12/20	500,000	502,715
Citizens Bank NA 2.3% 12/3/18	250,000	251,260
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,010,634
PNC Bank NA 1.7% 12/7/18	1,000,000	1,000,845
Regions Financial Corp. 2.25% 9/14/18	500,000	501,935
TOTAL BANK NOTES
(Cost $3,259,713)		3,267,389

Commercial Paper - 0.3%
Vodafone Group PLC yankee 1.6% 9/5/17
(Cost $499,911)	500,000	499,901
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.11% (f)
(Cost $886,349)	886,179	886,356
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $192,786,394)		193,196,879
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(252,977)
NET ASSETS - 100%		$192,943,902

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,503,132 or 16.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,506
Total	$11,506

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$135,616,716	$--	$135,616,716	$--
U.S. Government and Government Agency Obligations	17,846,090	--	17,846,090	--
U.S. Government Agency - Mortgage Securities	1,997,658	--	1,997,658	--
Asset-Backed Securities	23,751,776	--	23,751,776	--
Collateralized Mortgage Obligations	791,645	--	791,645	--
Commercial Mortgage Securities	7,427,577	--	7,427,577	--
Municipal Securities	312,201	--	312,201	--
Foreign Government and Government Agency Obligations	799,570	--	799,570	--
Bank Notes	3,267,389	--	3,267,389	--
Commercial Paper	499,901	--	499,901	--
Money Market Funds	886,356	886,356	--	--
Total Investments in Securities:	$193,196,879	$886,356	$192,310,523	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
United Kingdom	4.7%
Netherlands	3.6%
Canada	2.2%
Luxembourg	1.2%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $191,900,045)	$192,310,523
Fidelity Central Funds (cost $886,349)	886,356
Total Investment in Securities (cost $192,786,394)		$193,196,879
Receivable for investments sold		49,824
Receivable for fund shares sold		7,831
Interest receivable		965,334
Distributions receivable from Fidelity Central Funds		1,048
Total assets		194,220,916
Liabilities
Payable for investments purchased	$982,031
Payable for fund shares redeemed	292,634
Distributions payable	7
Other payables and accrued expenses	2,342
Total liabilities		1,277,014
Net Assets		$192,943,902
Net Assets consist of:
Paid in capital		$192,685,264
Undistributed net investment income		51,771
Accumulated undistributed net realized gain (loss) on investments		(203,618)
Net unrealized appreciation (depreciation) on investments		410,485
Net Assets, for 19,258,187 shares outstanding		$192,943,902
Net Asset Value, offering price and redemption price per share ($192,943,902 ÷ 19,258,187 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Interest		$3,438,789
Income from Fidelity Central Funds		11,506
Total income		3,450,295
Expenses
Management fee	$543,793
Transfer agent fees	152,825
Custodian fees and expenses	2,338
Independent trustees' fees and expenses	816
Miscellaneous	680
Total expenses before reductions	700,452
Expense reductions	(306)	700,146
Net investment income (loss)		2,750,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(236,177)
Fidelity Central Funds	442
Total net realized gain (loss)		(235,735)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(77,542)
Fidelity Central Funds	7
Total change in net unrealized appreciation (depreciation)		(77,535)
Net gain (loss)		(313,270)
Net increase (decrease) in net assets resulting from operations		$2,436,879

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,750,149	$2,120,953
Net realized gain (loss)	(235,735)	157,179
Change in net unrealized appreciation (depreciation)	(77,535)	1,348,250
Net increase (decrease) in net assets resulting from operations	2,436,879	3,626,382
Distributions to shareholders from net investment income	(2,749,009)	(2,031,351)
Distributions to shareholders from net realized gain	(147,076)	(50,337)
Total distributions	(2,896,085)	(2,081,688)
Share transactions
Proceeds from sales of shares	45,707,929	106,226,806
Reinvestment of distributions	2,896,075	2,081,687
Cost of shares redeemed	(70,566,945)	(67,930,109)
Net increase (decrease) in net assets resulting from share transactions	(21,962,941)	40,378,384
Total increase (decrease) in net assets	(22,422,147)	41,923,078
Net Assets
Beginning of period	215,366,049	173,442,971
End of period	$192,943,902	$215,366,049
Other Information
Undistributed net investment income end of period	$51,771	$82,746
Shares
Sold	4,578,829	10,633,942
Issued in reinvestment of distributions	289,749	208,353
Redeemed	(7,065,475)	(6,814,107)
Net increase (decrease)	(2,196,897)	4,028,188

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Short-Term Credit Fund

Years ended August 31,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.135	.115	.046
Net realized and unrealized gain (loss)	(.013)	.089	(.051)
Total from investment operations	.122	.204	(.005)
Distributions from net investment income	(.135)	(.111)	(.045)
Distributions from net realized gain	(.007)	(.003)	–
Total distributions	(.142)	(.114)	(.045)
Net asset value, end of period	$10.02	$10.04	$9.95
Total ReturnC,D	1.23%	2.06%	(.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%	.45%	.46%G
Expenses net of fee waivers, if any	.34%	.45%	.46%G
Expenses net of all reductions	.34%	.45%	.46%G
Net investment income (loss)	1.35%	1.15%	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$192,944	$215,366	$173,443
Portfolio turnover rateH	69%	115%	77%I,J

 A For the period March 27, 2015 (commencement of operations) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Advisor Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to premium on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$722,986
Gross unrealized depreciation	(246,923)
Net unrealized appreciation (depreciation)	$476,063
Tax Cost	$192,720,816

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(203,618)
Net unrealized appreciation (depreciation) on securities and other investments	$476,063

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(203,618)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$2,833,053	$ 2,081,688
Long-term Capital Gains	63,032	–
Total	$2,896,085	$ 2,081,688

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $69,738,023 and $70,725,905, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser paid all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective June 1, 2017, fees for these services are no longer charged to the Fund. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to .07% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $680 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $306.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Advisor Series Short-Term Credit Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Short-Term Credit Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Series Short-Term Credit Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees overseas 246 Funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.23%	$1,000.00	$1,011.50	$1.17-C
Hypothetical-D		$1,000.00	$1,024.05	$1.17-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the Fund's expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the restated annualized expense ratio would have been .01% and the expenses paid in the actual and hypothetical examples above would have been $.05 and $.05, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 6.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ASS1-ANN-1017
1.9863255.102

Fidelity Advisor® Corporate Bond Fund -

Class A, Class M (formerly Class T), Class C and Class I

Annual Report

August 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Corporate Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 4.00% sales charge)	(1.67)%	2.55%	4.96%
Class M (incl. 4.00% sales charge)	(1.75)%	2.48%	4.91%
Class C (incl. contingent deferred sales charge)	0.75%	2.61%	4.76%
Class I	2.72%	3.68%	5.85%

 A From May 4, 2010

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.

Period Ending Values
$14,265	Fidelity Advisor® Corporate Bond Fund - Class A
$13,349	Bloomberg Barclays U.S. Credit Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds rose slightly for the 12 months ending August 31, 2017, as yields increased markedly following the U.S. presidential election then moderated as the period progressed. The Bloomberg Barclays U.S. Aggregate Bond Index gained 0.49% for the year. Bond yields posted slight gains early in the period, prior to the U.S. election, then rallied strongly in November and December, as many investors viewed then-President-elect Donald Trump’s economic agenda as stimulative and potentially inflationary. Yields also rode the Fed’s decision in December to raise policy interest rates. Longer-term bond yields declined slightly in the first half of 2017, even though the Fed raised rates in June 2017 for the third time in as many quarters, as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement. Fairly cool inflation readings also held back yields late in the period. Within the Bloomberg Barclays index, investment-grade corporate bonds led all major market segments, up 2.13%, while U.S. Treasuries returned -0.95%. Securitized sectors advanced more modestly than corporates. Outside the index, riskier, non-core fixed-income segments led the broader market, while Treasury Inflation-Protected Securities (TIPS) rose 0.46%, according to Bloomberg Barclays.

Comments from Co-Portfolio Managers David Prothro and Matthew Bennett:  For the year, the fund's share classes (excluding sales charges, if applicable) posted gains of about 2% to 3%, net of fees, outpacing the 1.90% return of the benchmark Bloomberg Barclays U.S. Credit Bond Index. Security selection among banks and technology companies, along with favorable overall positioning in the recovering energy sector, fueled the fund's relative performance. Picks among electric utilities also aided relative results. Underweighting various government-related categories also helped, as these areas of the market underperformed corporate credit; in particular, not holding U.S. government-agency securities or bonds issued by supranational entities proved additive. On the downside, a combined stake in cash and U.S. Treasuries, held for liquidity and duration-management purposes, dampened relative performance, as did underweighting the strong-performing basic industry group within corporate bonds. As the period progressed, we sought to capitalize on market strength while also decreasing credit risk by reducing the fund’s high-yield bond allocation and trimming risk elsewhere. By period end, the fund was more conservatively positioned than it was a year ago.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Matthew Bennett became Co-Portfolio Manager on October 1, 2016, replacing Michael Plage.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2017
U.S. Government and U.S. Government Agency Obligations	4.3%
AAA	2.0%
AA	2.4%
A	15.9%
BBB	60.5%
BB and Below	11.5%
Short-Term Investments and Net Other Assets	3.4%

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA	2.0%
AA	2.2%
A	18.2%
BBB	59.8%
BB and Below	12.4%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2017 *
Corporate Bonds	88.4%
U.S. Government and U.S. Government Agency Obligations	4.3%
Municipal Bonds	0.6%
Other Investments	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 21.5%

As of February 28, 2017 *
Corporate Bonds	91.0%
U.S. Government and U.S. Government Agency Obligations	3.1%
Municipal Bonds	0.5%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 23.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Investments August 31, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.2%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,241,149
General Motors Co. 5% 4/1/35	2,537,000	2,553,184
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,895,739
		14,690,072
Diversified Consumer Services - 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 5.75% 6/15/43	396,000	504,667
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	7,152,083
		7,656,750
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.:
3.7% 1/30/26	527,000	554,773
4.875% 12/9/45	7,437,000	8,461,186
Wyndham Worldwide Corp. 4.15% 4/1/24	5,200,000	5,298,506
		14,314,465
Household Durables - 1.3%
D.R. Horton, Inc.:
3.75% 3/1/19	4,500,000	4,596,611
4% 2/15/20	5,000,000	5,203,500
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,980,000
		15,780,111
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,138,341
4.8% 12/5/34	5,101,000	5,851,030
		7,989,371
Media - 1.9%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	795,302
4.5% 2/15/21	1,621,000	1,742,464
6.9% 8/15/39	300,000	406,147
7.75% 12/1/45	111,000	168,776
CBS Corp. 2.3% 8/15/19	3,480,000	3,506,626
Comcast Corp.:
4.65% 7/15/42	2,200,000	2,395,838
6.4% 3/1/40	1,150,000	1,538,688
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	638,159
5.875% 11/15/40	1,648,000	1,767,734
6.55% 5/1/37	1,329,000	1,536,278
6.75% 7/1/18	700,000	727,125
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,007,952
6.2% 3/15/40	1,700,000	2,005,900
6.625% 5/15/29	1,460,000	1,826,722
		22,063,711
Specialty Retail - 0.8%
AutoZone, Inc. 3.7% 4/15/22	253,000	264,777
Home Depot, Inc. 5.95% 4/1/41	941,000	1,252,664
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,810,597
		9,328,038

TOTAL CONSUMER DISCRETIONARY		91,822,518

CONSUMER STAPLES - 6.5%
Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	11,885,000	12,108,568
3.3% 2/1/23	2,385,000	2,474,094
4.7% 2/1/36	2,258,000	2,503,250
4.9% 2/1/46	2,583,000	2,943,183
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,093,112
4.25% 5/1/23	3,315,000	3,574,382
Heineken NV 4% 10/1/42 (a)	96,000	97,134
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	7,173,877
		32,967,600
Food & Staples Retailing - 0.7%
Mondelez International Holdings Netherlands BV 2% 10/28/21 (a)	8,020,000	7,867,807
Food Products - 0.8%
H.J. Heinz Co. 4.375% 6/1/46	2,600,000	2,536,980
McCormick & Co., Inc. 3.15% 8/15/24	5,856,000	5,962,750
The J.M. Smucker Co. 2.5% 3/15/20	1,642,000	1,662,891
		10,162,621
Tobacco - 2.3%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,993,857
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	6,110,292
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,769,402
4.25% 7/21/25 (a)	1,134,000	1,204,323
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,231,683
Reynolds American, Inc.:
3.25% 6/12/20	235,000	242,138
4% 6/12/22	366,000	388,216
4.45% 6/12/25	585,000	632,236
5.7% 8/15/35	304,000	355,969
5.85% 8/15/45	4,487,000	5,423,043
		27,351,159

TOTAL CONSUMER STAPLES		78,349,187

ENERGY - 12.0%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,563,119
6.5% 4/1/20	658,000	722,514
		4,285,633
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Finance Co. 7.5% 5/1/31	614,000	771,317
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,411,880
5.55% 3/15/26	744,000	830,496
6.6% 3/15/46	2,986,000	3,612,320
Apache Corp. 4.75% 4/15/43	3,233,000	3,198,181
Boardwalk Pipelines LP 4.95% 12/15/24	4,120,000	4,387,687
BP Capital Markets PLC 1.676% 5/3/19	482,000	481,990
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,435,561
5.85% 2/1/35	528,000	589,345
6.25% 3/15/38	4,352,000	5,120,659
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,994,458
4.25% 4/15/27 (a)	2,900,000	2,799,316
5.2% 9/15/43	1,331,000	1,220,225
5.7% 10/15/19	1,189,000	1,249,758
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	161,950
5.35% 3/15/20 (a)	10,096,000	10,626,040
5.85% 5/21/43 (a)(b)	7,500,000	6,956,250
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	369,538
2.7% 4/1/19	64,000	63,600
3.875% 3/15/23	222,000	216,173
4.95% 4/1/22	1,925,000	1,987,563
5.6% 4/1/44	340,000	316,200
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	147,750
Enbridge, Inc.:
4.25% 12/1/26	425,000	447,624
5.5% 12/1/46	3,794,000	4,351,761
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,022,406
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	164,368
3.75% 2/15/25	547,000	570,151
4.85% 3/15/44	2,023,000	2,155,137
4.95% 10/15/54	2,437,000	2,576,976
Exxon Mobil Corp.:
3.043% 3/1/26	5,024,000	5,170,424
4.114% 3/1/46	5,034,000	5,387,603
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	347,125
3.95% 9/1/22	518,000	539,685
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,969,214
5% 2/15/21 (a)	562,000	602,963
Marathon Petroleum Corp. 2.7% 12/14/18	1,631,000	1,645,197
ONEOK Partners LP 2% 10/1/17	2,822,000	2,822,000
Petro-Canada 6.05% 5/15/18	4,470,000	4,606,641
Petroleos Mexicanos:
5.375% 3/13/22 (a)	620,000	665,260
5.5% 2/4/19	1,440,000	1,504,080
5.5% 1/21/21	545,000	584,240
6% 3/5/20	116,000	125,106
6.375% 2/4/21	3,870,000	4,270,545
6.375% 1/23/45	937,000	966,047
6.5% 3/13/27 (a)	3,550,000	3,976,000
6.5% 3/13/27 (a)	3,048,000	3,413,760
6.75% 9/21/47 (a)	1,390,000	1,494,389
6.875% 8/4/26	2,930,000	3,368,914
Phillips 66 Co. 4.3% 4/1/22	300,000	322,632
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,983,474
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	692,904
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,618,934
4.5% 3/15/45	971,000	982,991
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,095,163
TransCanada PipeLines Ltd. 3.125% 1/15/19	933,000	949,160
Western Gas Partners LP:
2.6% 8/15/18	858,000	861,167
4.65% 7/1/26	264,000	274,542
5.375% 6/1/21	1,273,000	1,375,013
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,541,808
3.9% 1/15/25	280,000	287,716
		139,681,377

TOTAL ENERGY		143,967,010

FINANCIALS - 31.7%
Banks - 12.4%
Bank of America Corp.:
3.705% 4/24/28 (b)	7,000,000	7,161,452
4% 1/22/25	3,277,000	3,390,946
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,893,874
Barclays PLC 3.65% 3/16/25	4,116,000	4,678,714
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 2.6318% 9/1/23 (b)(c)	8,780,000	8,962,043
4.05% 7/30/22	316,000	332,960
4.4% 6/10/25	1,221,000	1,291,196
5.5% 9/13/25	1,317,000	1,489,669
8.125% 7/15/39	1,924,000	3,018,409
Citizens Bank NA 2.55% 5/13/21	338,000	340,941
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,707,240
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,520,971
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,590,634
Discover Bank:
2% 2/21/18	3,900,000	3,906,049
7% 4/15/20	2,391,000	2,649,230
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,284,311
8.25% 3/1/38	3,848,000	5,907,680
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,661,062
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,265,037
7% 12/15/20	1,087,000	1,246,844
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	7,415,207
5.71% 1/15/26 (a)	1,569,000	1,658,213
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,328,560
Lloyds Banking Group PLC 3.1% 7/6/21	2,463,000	2,512,971
Rabobank Nederland:
3.75% 7/21/26	7,120,000	7,270,639
4.625% 12/1/23	4,531,000	4,925,908
Regions Bank 6.45% 6/26/37	2,611,000	3,275,566
Regions Financial Corp. 3.2% 2/8/21	614,000	630,395
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,277,593
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,640,000	3,839,566
6% 12/19/23	5,228,000	5,793,395
6.1% 6/10/23	1,000,000	1,105,088
6.125% 12/15/22	5,972,000	6,576,685
SunTrust Banks, Inc.:
2.5% 5/1/19	5,184,000	5,240,367
2.7% 1/27/22	5,507,000	5,572,753
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	6,059,482
		148,781,650
Capital Markets - 9.7%
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	8,385,000	8,747,204
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,885,061
Credit Suisse AG 6% 2/15/18	122,000	124,247
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,949,416
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,232,173
E*TRADE Financial Corp.:
2.95% 8/24/22	6,150,000	6,181,063
3.8% 8/24/27	1,896,000	1,925,059
Goldman Sachs Group, Inc.:
3.5% 11/16/26	5,750,000	5,793,633
3.75% 5/22/25	10,750,000	11,089,640
3.75% 2/25/26	5,000,000	5,160,023
5.25% 7/27/21	1,227,000	1,351,681
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,827,880
Moody's Corp.:
2.75% 7/15/19	6,920,000	7,026,933
5.25% 7/15/44	3,386,000	4,001,346
Morgan Stanley:
3.875% 1/27/26	5,020,000	5,247,568
4.3% 1/27/45	948,000	993,824
4.875% 11/1/22	9,466,000	10,309,131
5.5% 7/28/21	1,222,000	1,362,542
5.75% 1/25/21	557,000	618,833
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,710,805
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	5,051,392
4% 6/15/25	6,038,000	6,411,595
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,968,407
		115,969,456
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	395,000	405,929
3.95% 2/1/22	7,500,000	7,823,593
5% 10/1/21	3,970,000	4,295,421
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,705,950
4.75% 9/10/18	4,500,000	4,599,855
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,639,244
5.2% 4/27/22	2,355,000	2,579,017
Ford Motor Credit Co. LLC 2.597% 11/4/19	4,950,000	4,995,814
Synchrony Financial 2.6% 1/15/19	5,000,000	5,035,681
		38,080,504
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	117,670
General Electric Capital Corp. 5.875% 1/14/38	150,000	195,678
ING U.S., Inc. 5.7% 7/15/43	2,607,000	3,093,278
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,632,263
		10,038,889
Insurance - 5.6%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	580,485
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,650,974
4.5% 7/16/44	5,833,000	6,077,511
Aon Corp. 6.25% 9/30/40	253,000	330,140
Aon PLC:
3.5% 6/14/24	2,830,000	2,939,814
4.75% 5/15/45	6,000,000	6,613,398
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,856,177
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,487,422
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	66,000	65,010
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,276,318
8.125% 6/15/38 (b)	4,915,000	5,121,430
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,798,677
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,795,110
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,367,226
5.375% 12/1/41 (a)	148,000	177,445
Pacific LifeCorp:
5.125% 1/30/43 (a)	1,285,000	1,441,190
6% 2/10/20 (a)	1,050,000	1,140,073
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,437,500
Prudential Financial, Inc. 5.625% 5/12/41	1,170,000	1,442,296
Unum Group:
5.625% 9/15/20	1,846,000	2,024,138
5.75% 8/15/42	3,748,000	4,525,070
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,889,705
		67,037,109

TOTAL FINANCIALS		379,907,608

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories 3.75% 11/30/26	8,100,000	8,386,509
Becton, Dickinson & Co.:
2.404% 6/5/20	5,470,000	5,499,478
2.894% 6/6/22	5,415,000	5,438,954
Medtronic, Inc. 3.15% 3/15/22	4,650,000	4,847,664
		24,172,605
Health Care Providers & Services - 2.5%
Aetna, Inc. 2.8% 6/15/23	8,907,000	9,033,952
Express Scripts Holding Co. 4.5% 2/25/26	8,807,000	9,503,088
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,776,166
3.95% 10/15/42	132,000	137,553
4.25% 3/15/43	2,500,000	2,697,709
4.625% 7/15/35	745,000	856,891
4.625% 11/15/41	965,000	1,096,610
4.75% 7/15/45	1,829,000	2,131,003
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,084
3.3% 1/15/23	1,300,000	1,346,331
		29,867,387
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.15% 12/14/18	509,000	511,084
Pharmaceuticals - 3.1%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,867,416
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	756,000	778,120
Perrigo Co. PLC 3.5% 3/15/21	898,000	925,333
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,297,068
2.4% 9/23/21	5,300,000	5,261,986
2.875% 9/23/23	3,000,000	2,984,408
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	8,535,000	8,472,002
1.7% 7/19/19	1,971,000	1,926,238
2.2% 7/21/21	3,872,000	3,684,840
Zoetis, Inc.:
1.875% 2/1/18	1,017,000	1,016,970
3.45% 11/13/20	286,000	297,304
		36,511,685

TOTAL HEALTH CARE		91,062,761

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,307,194
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,080,914
		4,388,108
Airlines - 0.4%
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	549,000	554,988
Continental Airlines, Inc. 6.648% 9/15/17	4,667	4,667
Delta Air Lines, Inc. 2.875% 3/13/20	4,106,000	4,171,923
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	8,409	8,578
8.36% 1/20/19	7,508	7,509
		4,747,665
Industrial Conglomerates - 1.0%
General Electric Co. 4.125% 10/9/42	434,000	459,258
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,492,735
2.8% 12/15/21	1,681,000	1,703,259
3.8% 12/15/26	1,738,000	1,810,738
		11,465,990
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	618,998
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,060,464
4.4% 3/15/42	2,500,000	2,676,340
		3,736,804
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/18	408,000	408,568
3.375% 6/1/21	2,910,000	3,001,855
3.75% 2/1/22	1,086,000	1,141,442
3.875% 4/1/21	3,305,000	3,460,791
		8,012,656

TOTAL INDUSTRIALS		32,970,221

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment & Components - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,782,993
6.02% 6/15/26 (a)	3,770,000	4,208,564
Tyco Electronics Group SA 6.55% 10/1/17	4,758,000	4,774,320
		12,765,877
IT Services - 0.6%
MasterCard, Inc. 3.8% 11/21/46	5,906,000	6,123,071
The Western Union Co. 2.875% 12/10/17	926,000	928,523
		7,051,594
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,358,262
NVIDIA Corp. 2.2% 9/16/21	5,780,000	5,788,804
		11,147,066
Software - 0.9%
Microsoft Corp. 3.7% 8/8/46	6,065,000	6,096,342
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,500,072
5.375% 7/15/40	240,000	293,012
		10,889,426
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.:
3.2% 5/11/27	5,120,000	5,235,735
3.85% 8/4/46	5,043,000	5,107,803
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,657,191
6.2% 10/15/35 (b)	3,426,000	3,694,497
		17,695,226

TOTAL INFORMATION TECHNOLOGY		59,549,189

MATERIALS - 1.1%
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,220,000	5,224,380
Ecolab, Inc. 1.45% 12/8/17	434,000	433,878
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,329,099
Potash Corp. of Saskatchewan, Inc. 4% 12/15/26	995,000	1,049,556
		11,036,913
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	446,194
6.75% 10/19/75 (a)(b)	1,010,000	1,171,600
Vale Overseas Ltd. 6.875% 11/10/39	161,000	183,540
		1,801,334

TOTAL MATERIALS		12,838,247

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Camden Property Trust 4.25% 1/15/24	758,000	807,359
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,349,557
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,161,335
3.7% 6/15/21	476,000	490,341
DDR Corp. 4.625% 7/15/22	391,000	413,910
Health Care REIT, Inc. 2.25% 3/15/18	324,000	324,552
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,773,628
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	253,928
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,834,564
		20,409,174
Real Estate Management & Development - 1.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,222,831
4.1% 10/1/24	3,000,000	3,048,921
4.55% 10/1/29	2,014,000	2,074,892
4.95% 4/15/18	290,000	294,832
Digital Realty Trust LP:
2.75% 2/1/23	431,000	432,025
3.7% 8/15/27	5,791,000	5,889,901
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,540,834
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,111,735
4.125% 6/15/22	1,832,000	1,940,417
4.75% 10/1/20	752,000	801,108
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	488,536
4.5% 4/18/22	94,000	96,756
Ventas Realty LP 4.125% 1/15/26	345,000	363,071
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	508,520
		20,814,379

TOTAL REAL ESTATE		41,223,553

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,966,566
3.4% 8/14/24	11,057,000	11,160,380
4.5% 5/15/35	4,270,000	4,180,046
4.75% 5/15/46	2,316,000	2,218,747
5.45% 3/1/47	1,000,000	1,054,804
5.55% 8/15/41	2,700,000	2,931,683
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,653,419
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	627,751
3.5% 11/1/21	1,420,000	1,480,238
4.6% 4/1/21	460,000	495,980
4.862% 8/21/46	5,287,000	5,260,057
		39,029,671
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,718,796

TOTAL TELECOMMUNICATION SERVICES		43,748,467

UTILITIES - 7.0%
Electric Utilities - 3.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,215,000	1,243,145
DPL, Inc. 6.75% 10/1/19	3,400,000	3,561,500
Duke Energy Corp. 1.8% 9/1/21	675,000	665,633
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,611,765
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,847,789
5.9% 12/1/21 (a)	500,000	566,456
6.4% 9/15/20 (a)	1,310,000	1,468,177
Exelon Corp. 3.497% 6/1/22 (b)	3,131,000	3,245,703
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,439,325
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,912,940
3.7% 9/1/24 (a)	477,000	481,095
Southern Co.:
1.55% 7/1/18	11,192,000	11,175,820
1.85% 7/1/19	6,599,000	6,604,457
Tampa Electric Co. 6.55% 5/15/36	500,000	662,353
TECO Finance, Inc. 5.15% 3/15/20	114,000	121,777
Xcel Energy, Inc. 4.8% 9/15/41	554,000	628,009
		39,235,944
Gas Utilities - 1.1%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	5,239,172
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,191,161
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,377,872
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,029
		12,827,234
Independent Power and Renewable Electricity Producers - 0.6%
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	7,411,000	7,516,953
Multi-Utilities - 2.0%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	7,158,000	6,563,170
2.579% 7/1/20 (b)	1,965,000	1,983,481
4.1214% 6/30/66 (b)	145,000	140,469
NiSource Finance Corp.:
3.49% 5/15/27	4,000,000	4,096,909
5.25% 2/15/43	234,000	275,170
5.95% 6/15/41	1,493,000	1,885,032
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	3,019,743
5.625% 7/15/22	4,240,000	4,772,863
6.5% 12/15/20	613,000	688,639
Sempra Energy 2.875% 10/1/22	224,000	226,663
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	117,000	113,198
		23,765,337

TOTAL UTILITIES		83,345,468

TOTAL NONCONVERTIBLE BONDS
(Cost $1,017,859,169)		1,058,784,229

U.S. Treasury Obligations - 4.3%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $49,190,955)	54,097,000	51,616,138

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,621,911
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$59,707
7.5% 4/1/34	1,165,000	1,717,198
7.55% 4/1/39	1,815,000	2,822,779
7.625% 3/1/40	345,000	536,382
TOTAL MUNICIPAL SECURITIES
(Cost $6,645,858)		7,757,977

Bank Notes - 2.1%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	5,019,883
Compass Bank 2.875% 6/29/22	1,234,000	1,238,823
JPMorgan Chase Bank 6% 10/1/17	10,850,000	10,883,488
Regions Bank 7.5% 5/15/18	7,499,000	7,788,803
TOTAL BANK NOTES
(Cost $24,805,570)		24,930,997

Preferred Securities - 1.2%
FINANCIALS - 1.2%
Banks - 1.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$14,160,248
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.11% (d)
(Cost $34,398,937)	34,392,090	34,398,968
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,147,373,507)		1,191,648,557
NET OTHER ASSETS (LIABILITIES) - 0.5%		6,444,715
NET ASSETS - 100%		$1,198,093,272

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,066,096 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$208,801
Fidelity Specialized High Income Central Fund	1,230,627
Total	$1,439,428

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$44,831,142	$1,279,096	$46,313,344	$(363,041)	$566,147	$--	0.0%
Total	$44,831,142	$1,279,096	$46,313,344	$(363,041)	$566,147	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,058,784,229	$--	$1,058,784,229	$--
U.S. Government and Government Agency Obligations	51,616,138	--	51,616,138	--
Municipal Securities	7,757,977	--	7,757,977	--
Bank Notes	24,930,997	--	24,930,997	--
Preferred Securities	14,160,248	--	14,160,248	--
Money Market Funds	34,398,968	34,398,968	--	--
Total Investments in Securities:	$1,191,648,557	$34,398,968	$1,157,249,589	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.5%
United Kingdom	5.6%
Canada	4.0%
Netherlands	3.3%
Ireland	2.3%
Mexico	1.8%
Switzerland	1.3%
Italy	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,112,974,570)	$1,157,249,589
Fidelity Central Funds (cost $34,398,937)	34,398,968
Total Investment in Securities (cost $1,147,373,507)		$1,191,648,557
Receivable for fund shares sold		1,274,401
Interest receivable		10,860,408
Distributions receivable from Fidelity Central Funds		43,125
Total assets		1,203,826,491
Liabilities
Payable for investments purchased	$4,201,313
Payable for fund shares redeemed	867,332
Distributions payable	185,559
Accrued management fee	347,519
Distribution and service plan fees payable	25,091
Other affiliated payables	106,405
Total liabilities		5,733,219
Net Assets		$1,198,093,272
Net Assets consist of:
Paid in capital		$1,161,232,182
Undistributed net investment income		877,267
Accumulated undistributed net realized gain (loss) on investments		(8,291,227)
Net unrealized appreciation (depreciation) on investments		44,275,050
Net Assets		$1,198,093,272
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,495,673 ÷ 3,294,751 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class M:
Net Asset Value and redemption price per share ($9,316,753 ÷ 797,413 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class C:
Net Asset Value and offering price per share ($18,432,176 ÷ 1,577,797 shares)(a)		$11.68
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($991,210,202 ÷ 84,837,061 shares)		$11.68
Class I:
Net Asset Value, offering price and redemption price per share ($140,638,468 ÷ 12,036,593 shares)		$11.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2017
Investment Income
Dividends		$957,700
Interest		39,957,124
Income from Fidelity Central Funds		1,439,428
Total income		42,354,252
Expenses
Management fee	$4,063,057
Transfer agent fees	1,306,283
Distribution and service plan fees	313,752
Independent trustees' fees and expenses	4,594
Miscellaneous	3,806
Total expenses before reductions	5,691,492
Expense reductions	(411)	5,691,081
Net investment income (loss)		36,663,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,194,880)
Fidelity Central Funds	(357,901)
Capital gain distributions from Fidelity Central Funds	70,569
Total net realized gain (loss)		(3,482,212)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,071,268)
Fidelity Central Funds	566,147
Total change in net unrealized appreciation (depreciation)		(3,505,121)
Net gain (loss)		(6,987,333)
Net increase (decrease) in net assets resulting from operations		$29,675,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,663,171	$34,597,265
Net realized gain (loss)	(3,482,212)	(4,868,212)
Change in net unrealized appreciation (depreciation)	(3,505,121)	62,297,183
Net increase (decrease) in net assets resulting from operations	29,675,838	92,026,236
Distributions to shareholders from net investment income	(36,312,891)	(34,329,909)
Share transactions - net increase (decrease)	(28,534,546)	198,359,159
Total increase (decrease) in net assets	(35,171,599)	256,055,486
Net Assets
Beginning of period	1,233,264,871	977,209,385
End of period	$1,198,093,272	$1,233,264,871
Other Information
Undistributed net investment income end of period	$877,267	$533,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class A

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.329	.337	.319	.305	.277
Net realized and unrealized gain (loss)	(.054)	.618	(.420)	.720	(.536)
Total from investment operations	.275	.955	(.101)	1.025	(.259)
Distributions from net investment income	(.325)	(.335)	(.312)	(.305)	(.273)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.325)	(.335)	(.319)	(.305)	(.351)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	2.43%	8.77%	(.92)%	9.60%	(2.36)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.79%	.79%	.79%	.76%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.79%	.76%
Expenses net of all reductions	.79%	.79%	.79%	.79%	.76%
Net investment income (loss)	2.87%	3.00%	2.79%	2.73%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$38,496	$43,691	$29,835	$27,677	$21,833
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class M

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.319	.328	.311	.298	.272
Net realized and unrealized gain (loss)	(.054)	.617	(.420)	.720	(.537)
Total from investment operations	.265	.945	(.109)	1.018	(.265)
Distributions from net investment income	(.315)	(.325)	(.304)	(.298)	(.267)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.315)	(.325)	(.311)	(.298)	(.345)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB,C	2.35%	8.68%	(.99)%	9.53%	(2.42)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.87%	.86%	.85%	.80%
Expenses net of fee waivers, if any	.87%	.87%	.86%	.85%	.80%
Expenses net of all reductions	.87%	.87%	.86%	.85%	.80%
Net investment income (loss)	2.79%	2.92%	2.72%	2.67%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$9,317	$9,443	$7,812	$6,651	$6,502
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class C

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$11.11	$11.53	$10.80	$11.42
Income from Investment Operations
Net investment income (loss)A	.242	.253	.231	.219	.189
Net realized and unrealized gain (loss)	(.044)	.607	(.419)	.730	(.544)
Total from investment operations	.198	.860	(.188)	.949	(.355)
Distributions from net investment income	(.238)	(.250)	(.225)	(.219)	(.187)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.238)	(.250)	(.232)	(.219)	(.265)
Net asset value, end of period	$11.68	$11.72	$11.11	$11.53	$10.80
Total ReturnB,C	1.75%	7.86%	(1.67)%	8.86%	(3.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of fee waivers, if any	1.54%	1.54%	1.55%	1.56%	1.53%
Expenses net of all reductions	1.54%	1.54%	1.55%	1.56%	1.53%
Net investment income (loss)	2.11%	2.25%	2.03%	1.96%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$18,432	$20,816	$20,372	$11,713	$13,705
Portfolio turnover rateF	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.367	.375	.358	.342	.309
Net realized and unrealized gain (loss)	(.054)	.618	(.420)	.721	(.532)
Total from investment operations	.313	.993	(.062)	1.063	(.223)
Distributions from net investment income	(.363)	(.373)	(.351)	(.343)	(.309)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.363)	(.373)	(.358)	(.343)	(.387)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB	2.77%	9.14%	(.58)%	9.96%	(2.06)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.20%	3.34%	3.13%	3.07%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$991,210	$1,000,845	$800,365	$697,733	$771,621
Portfolio turnover rateE	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Corporate Bond Fund Class I

Years ended August 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.11	$11.53	$10.81	$11.42
Income from Investment Operations
Net investment income (loss)A	.362	.369	.350	.336	.301
Net realized and unrealized gain (loss)	(.054)	.618	(.418)	.720	(.530)
Total from investment operations	.308	.987	(.068)	1.056	(.229)
Distributions from net investment income	(.358)	(.367)	(.345)	(.336)	(.303)
Distributions from net realized gain	–	–	(.007)	–	(.078)
Total distributions	(.358)	(.367)	(.352)	(.336)	(.381)
Net asset value, end of period	$11.68	$11.73	$11.11	$11.53	$10.81
Total ReturnB	2.72%	9.08%	(.63)%	9.90%	(2.11)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	3.15%	3.29%	3.07%	3.01%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$140,638	$158,470	$118,825	$65,882	$49,866
Portfolio turnover rateE	42%	40%	50%	61%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Corporate Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,028,707
Gross unrealized depreciation	(3,990,085)
Net unrealized appreciation (depreciation)	$45,038,622
Tax Cost	$1,146,609,935

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$97,824
Capital loss carryforward	$(8,275,355)
Net unrealized appreciation (depreciation) on securities and other investments	$45,038,622

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,745,835)
Long-term	(2,529,520)
Total capital loss carryforward	$(8,275,355)

The tax character of distributions paid was as follows:

	August 31, 2017	August 31, 2016
Ordinary Income	$36,312,891	$ 34,329,909

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $344,620,295 and $346,420,756, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$98,715	$3,710
Class M	-%	.25%	23,164	–
Class C	.75%	.25%	191,873	51,245
			$313,752	$54,955

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,931
Class M	1,649
Class C(a)	4,967
$17,547

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$74,557.19
Class M	24,844.27
Class C	36,876.19
Corporate Bond	938,388.10
Class I	231,618.15
	$1,306,283

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $411.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2017	Year ended August 31, 2016
From net investment income
Class A	$1,117,795	$1,034,952
Class M	254,716	240,553
Class C	398,708	424,033
Corporate Bond	29,711,488	28,466,707
Class I	4,830,184	4,163,664
Total	$36,312,891	$34,329,909

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2017	Year ended August 31, 2016
Class A
Shares sold	1,374,247	2,126,858	$15,772,511	$24,052,275
Reinvestment of distributions	95,165	88,382	1,091,131	995,253
Shares redeemed	(1,900,888)	(1,174,815)	(21,696,123)	(13,254,304)
Net increase (decrease)	(431,476)	1,040,425	$(4,832,481)	$11,793,224
Class M
Shares sold	297,998	331,986	$3,407,565	$3,741,093
Reinvestment of distributions	21,791	21,004	249,941	236,121
Shares redeemed	(327,751)	(250,824)	(3,748,509)	(2,802,775)
Net increase (decrease)	(7,962)	102,166	$(91,003)	$1,174,439
Class C
Shares sold	476,201	958,954	$5,463,214	$10,772,394
Reinvestment of distributions	34,124	37,147	391,221	416,870
Shares redeemed	(708,015)	(1,054,744)	(8,067,873)	(11,648,634)
Net increase (decrease)	(197,690)	(58,643)	$(2,213,438)	$(459,370)
Corporate Bond
Shares sold	32,009,802	38,155,563	$366,317,720	$431,559,422
Reinvestment of distributions	2,391,815	2,364,319	27,438,957	26,571,506
Shares redeemed	(34,923,778)	(27,211,196)	(397,835,605)	(304,477,232)
Net increase (decrease)	(522,161)	13,308,686	$(4,078,928)	$153,653,696
Class I
Shares sold	3,053,441	5,190,569	$34,848,438	$59,061,593
Reinvestment of distributions	402,996	360,872	4,620,524	4,062,389
Shares redeemed	(4,934,972)	(2,732,943)	(56,787,658)	(30,926,812)
Net increase (decrease)	(1,478,535)	2,818,498	$(17,318,696)	$32,197,170

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 246 funds. Mr. Chiel oversees 142 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as Chief Investment Officer of FMR's Bond Group (2017-present) and is an employee of Fidelity Investments (2001-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.78%
Actual		$1,000.00	$1,039.20	$4.01
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	.86%
Actual		$1,000.00	$1,038.80	$4.42
Hypothetical-C		$1,000.00	$1,020.87	$4.38
Class C	1.53%
Actual		$1,000.00	$1,035.30	$7.85
Hypothetical-C		$1,000.00	$1,017.49	$7.78
Corporate Bond	.45%
Actual		$1,000.00	$1,041.00	$2.31
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$1,040.70	$2.57
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 2.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,455,348 of distributions paid during the period January 1, 2016 to August 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

ACBD-ANN-1017
1.907025.107

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Series Short-Term Credit Fund, Fidelity Corporate Bond Fund, Fidelity Flex Short-Term Bond Fund, Fidelity Flex U.S. Bond Index Fund Fidelity Investment Grade Bond Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, Fidelity Short-Term Bond Fund and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$68,000	$6,500	$3,500	$3,200
Fidelity Corporate Bond Fund	$76,000	$7,200	$6,100	$3,500
Fidelity Flex Short-Term Bond Fund	$60,000	$2,600	$4,800	$1,300
Fidelity Flex U.S. Bond Index Fund	$63,000	$2,600	$3,100	$1,300
Fidelity Investment Grade Bond Fund	$100,000	$9,500	$8,300	$4,700
Fidelity Series Government Money Market Fund	$37,000	$3,600	$2,200	$1,700
Fidelity Series Investment Grade Bond Fund	$104,000	$9,900	$7,600	$4,800
Fidelity Series Short-Term Credit Fund	$70,000	$6,700	$3,500	$3,300
Fidelity Short-Term Bond Fund	$99,000	$12,400	$9,300	$6,000
Fidelity U.S. Bond Index Fund	$90,000	$8,600	$6,900	$4,200

August 31, 2016 FeesA,B,C,D

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Short-Term Credit Fund	$68,000	$5,600	$3,500	$2,800
Fidelity Corporate Bond Fund	$77,000	$6,400	$7,900	$3,200
Fidelity Flex Short-Term Bond Fund	$-	$-	$-	$-
Fidelity Flex U.S. Bond Index Fund	$-	$-	$-	$-
Fidelity Investment Grade Bond Fund	$101,000	$9,800	$9,200	$4,700
Fidelity Series Government Money Market Fund	$37,000	$1,300	$2,200	$600
Fidelity Series Investment Grade Bond Fund	$105,000	$15,100	$9,100	$7,000
Fidelity Series Short-Term Credit Fund	$70,000	$6,200	$3,500	$3,100
Fidelity Short-Term Bond Fund	$167,000	$13,500	$7,500	$6,600
Fidelity U.S. Bond Index Fund	$90,000	$13,000	$6,900	$6,000

A Amounts may reflect rounding.

B Fidelity Flex Short-Term Bond Fund commenced operations on March 7, 2017 and Fidelity Flex U.S. Bond Index Fund commenced operations on March 9, 2017.

C Fidelity Series Government Money Market Fund commenced operations on April 22, 2016.

D Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$53,000	$100	$6,400	$1,500
Fidelity Intermediate Bond Fund	$85,000	$200	$6,400	$3,400

August 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$53,000	$100	$6,400	$1,500
Fidelity Intermediate Bond Fund	$163,000	$100	$6,800	$3,400

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A,B	August 31, 2016A,B,C,D
Audit-Related Fees	$9,815,000	$5,530,000
Tax Fees	$105,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Short-Term Bond Fund and Fidelity Flex U.S. Bond Index  Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity Series Government Money Market Fund’s commencement of operations.

D Certain amounts have been reclassified to align with current period presentation.

Services Billed by Deloitte Entities

	August 31, 2017A	August 31, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2017A,B	August 31, 2016A,B,C,D
PwC	$13,125,000	$6,680,000
Deloitte Entities	$385,000	$85,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Flex Short-Term Bond Fund and Fidelity Flex U.S. Bond Index  Funds’ commencement of operations.

C May include amounts billed prior to the Fidelity Series Government Money Market Fund’s commencement of operations.

D Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017